As filed with the Securities and Exchange	Registration No. 333-133944
Commission on April 17, 2017	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	[ ]
Post-Effective Amendment No. 32	[X]
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Post-Effective Amendment No. 418	[X]
(Check appropriate box or boxes.)

Separate Account B

(Exact Name of Registrant)

Voya Insurance and Annuity Company

(Name of Depositor)

909 Locust Street
Des Moines, Iowa 50309

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(770) 980-5100

(Depositor’s Telephone Number, including Area Code)

Christopher Madin

Senior Associate Counsel

Voya Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2017 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VOYA ARCHITECT®

A DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

issued by

Voya Insurance and Annuity Company

and its

Separate Account B

Supplement dated May 1, 2017

This supplement updates and amends certain information contained in your prospectus dated May 1, 2017. Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® FMR® Diversified Mid Cap Portfolio.

On November 17, 2016, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the VY® FMR® Diversified Mid Cap Portfolio. Subject to shareholder approval, effective after the close of business on or about July 14, 2017, (the “Reorganization Date”), Class S shares of the VY® FMR® Diversified Mid Cap Portfolio (the “Merging Fund”) will reorganize with and into Class S shares of the Voya MidCap Opportunities Portfolio (the “Surviving Fund”).

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date and for 30 days thereafter, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available fixed account. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section beginning on page 52 of your Contract prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invests in the Merging Fund will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation, and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your Contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the Surviving Fund. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section beginning on page 52 of your Contract prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271 Des Moines, Iowa 50306-9271, (800) 366-0066.

Page 1 of 2	May 2017

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 9271

Des Moines, IA 50306-9271

(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	May 2017

Voya Insurance and Annuity Company

Separate Account B of Voya Insurance and Annuity Company

Deferred Combination Variable and Fixed Annuity Prospectus

Voya Architect®

May 1, 2017

This prospectus describes Voya Architect®, a group and individual deferred combination variable annuity contract (the “Contract” or the “Contracts”) issued by Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”) through Separate Account B (the “Separate Account”). The Contract was available in connection with certain retirement plans that qualified for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that did not qualify for such treatment (“nonqualified Contracts”). As of March 15, 2010, we no longer offer this Contract for sale to new purchasers.

The Contract provides a means for you to allocate your premium payments and premium credits in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments and premium credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

This Contract has a rider offering the opportunity for a credit on your premium. The Premium Credit rider is available for an additional charge. The charges for a Contract with the Premium Credit rider may be higher than a Contract without it, and the amount of the premium credit may be more than offset by the additional charge for the Premium Credit rider.

You have a right to return a Contract within ten days after you receive it for a refund of the adjusted contract value, meaning the amount after we deduct any premium credits applied under the Premium Credit rider and refund the contract charges (which may be more or less than the premium payments you paid). Or, if required by your state, we will refund the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. Longer free look periods apply in some states and in certain situations. Your free look rights depend on the laws of the state in which you purchase the Contract.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated May 1, 2017, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (www.sec.gov). When looking for information regarding the Contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-133944. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Allocations to a subaccount investing in a fund, or an investment portfolio, are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract is subject to investment risk, including the possible loss of the principal amount invested.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “OTHER CONTRACT PROVISIONS – Selling the Contract” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

Architect – 133944

The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)

Voya Euro STOXX 50® Index Portfolio (Class ADV)

Voya FTSE 100 Index® Portfolio (Class ADV)

Voya Global Equity Portfolio (Class T)

Voya Global Perspectives® Portfolio (Class ADV)[1]

Voya Government Liquid Assets Portfolio (Class S)

Voya Growth and Income Portfolio (Class ADV)

Voya Hang Seng Index Portfolio (Class S)

Voya High Yield Portfolio (Class S)

Voya Intermediate Bond Portfolio (Class S)

Voya International Index Portfolio (Class ADV)

Voya Japan TOPIX Index® Portfolio (Class ADV)

Voya Large Cap Growth Portfolio (Class ADV)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class S)

Voya Multi-Manager Large Cap Core Portfolio (Class S)

Voya Retirement Conservative Portfolio (Class ADV)1, [2]

Voya Retirement Growth Portfolio (Class ADV)[1,2]

Voya Retirement Moderate Growth Portfolio (Class ADV)[1,2]

Voya Retirement Moderate Portfolio (Class ADV)[1,2]

Voya Russell™ Large Cap Growth Index Portfolio (Class S)

Voya RussellTM Large Cap Index Portfolio (Class S)

Voya Russell™ Large Cap Value Index Portfolio (Class S)

Voya Russell™ Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class S)

Voya RussellTM Small Cap Index Portfolio (Class S)

Voya Small Company Portfolio (Class S)

Voya Solution Moderately Aggressive Portfolio (Class S)[1]

Voya U.S. Bond Index Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® BlackRock Inflation Protected Bond Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® FMR® Diversified Mid Cap Portfolio (Class S)[3]

VY® Franklin Income Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class S2)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Morgan Stanley Global Franchise Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class S)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio (Class S)

VY® Templeton Global Growth Portfolio (Class S)

More information can be found in the appendices. See APPENDIX A for all subaccounts and valuation information. APPENDIX B highlights each investment portfolio’s investment objective and adviser (and any subadviser), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

1   This investment portfolio is structured as a “fund of funds.” Funds offered in a “fund of funds” structure may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. See “THE FUNDS” section for more information.

2   This fund employs a managed volatility strategy. See the “Funds With Managed Volatility Strategies” section for more information about managed volatility funds.

3   FMR® is a registered service mark of FMR LLC. Used with permission.

Architect – 133944                                                                            2

APPENDIX M – Accepted Funds and Fixed Allocation Funds for Living Benefit Riders              M-1

STATEMENT OF ADDITIONAL INFORMATION............................................................... Back Cover

Architect – 133944                                                                   3

Index of Special Terms

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	8
Annuitant	19
Annual Ratchet	35
Annual Ratchet Enhanced Death Benefit	58
Annuity Start Date	19
Cash Surrender Value	26
Claim Date	56
Contract Date	18
Contract Owner	18
Contract Value	22
Contract Year	18
Covered Fund	11
Excluded Fund	11
Fixed Account	26
Fixed Interest Allocation	26
Free Withdrawal Amount	13
Market Value Adjustment	C-2
Max 7 Enhanced Death Benefit	60
Net Investment Factor	8
Net Rate of Return	8
Premium Credit	23
Restricted Funds	11
Rider Date	27
7% Solution Death Benefit Element	60
Special Fund	11
Standard Death Benefit	57

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Guaranteed Interest Period	Guarantee Period
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Withdrawals	Partial Withdrawals

Architect – 133944                                                                   4

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. For more information about the fees and expenses, please see the “CHARGES AND FEES” section later in the prospectus.

The first table describes the charges that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses4

Surrender Charge5

Complete Years Elapsed Since Premium Payment	0	1	2	3	4	5	6	7+
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	4%	3%	2%	0

Transfer Charge  ..........................................................................................   $25 per transfer, currently zero

Premium Tax6  ................................................................................................   0% to 3.5%

Overnight Charge7........................................................................................   $20

The next table describes the charges that you could pay periodically during the time that you own the Contract, not including fund fees and expenses.

Periodic Fees and Charges

Contract without any of the optional riders that may be available.

Annual Contract Administrative Charge8.....................................   $40

(We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

Separate Account Annual Charges:

	Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Mortality & Expense Risk Charge[9]	1.00%	1.30%	1.55%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[10]	1.15%	1.45%	1.70%

4   If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

5   An optional Surrender Charge Schedule may be available by rider for an additional charge. This optional schedule has identical charges, but the charges are deducted only through your fourth contract year.

6   Any premium tax is deducted from the contract value.

7   You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

8   We deduct this charge on each contract anniversary and on surrender.

9   Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available for the same charge. Mortality and Expense Risk Charges for Contracts purchased before January 28, 2008: Standard Death Benefit – 0.85%; Quarterly Ratchet Enhanced Death Benefit – 1.10%; and Max 7 Enhanced Death Benefit – 1.40%. From January 28, 2008 through April 28, 2008, the Mortality and Expense Risk Charge for the Quarterly Ratchet was 1.25%.

10 These charges are as a percentage of average contract value in each subaccount. These annual charges are deducted daily.

Architect – 133944                                                                   5

The following tables show the charges for the optional riders currently available with the Contract. These charges would be in addition to the Separate Account Annual Charges noted above. You may add only one of the three living benefit riders, namely: the Minimum Guaranteed Income Benefit; Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit; and Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. For more information about which one may be right for you, please see “LIVING BENEFIT RIDERS.”  For more information about the charges for the optional riders, please see “CHARGES AND FEES – Optional Rider Charges.”

Optional Rider Charges11

Optional Surrender Charge Schedule rider:

Current Annual Charge	Maximum Annual Charge
0.45% of contract value	0.90% of contract value

Premium Credit rider:12

Contract with Standard Surrender Charge Schedule

Current Annual Charge	Maximum Annual Charge
0.55% of contract value	0.57% of contract value

Contract with Optional Surrender Charge Schedule rider

Current Annual Charge	Maximum Annual Charge
0.45% of contract value	0.50% of contract value

Minimum Guaranteed Income Benefit rider:13

Current Annual Charge	Maximum Annual Charge
0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:14

Current Annual Charge	Maximum Annual Charge
1.00% of the Voya LifePay Voya LifePay Plus Base	1.50% of the Voya LifePay Voya LifePay Plus Base

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:15

Current Annual Charge	Maximum Annual Charge
1.20% of the Voya LifePay Plus Base	1.70% of the Voya LifePay Plus Base

11 Optional rider charges are expressed as a percentage, to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient contract value in the subaccounts).

12 The charge depends on the surrender charge schedule for your Contract, is a percentage of average daily assets in each subaccount, and is deducted daily. With the standard surrender charge schedule, the charge lasts for your first seven contract years. With the optional surrender charge schedule, the charge lasts for your first four contract years.

13 The charge for this rider is deducted quarterly. For more information about how the MGIB Charge Base is determined, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Rider Charge.”

14 The Voya LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The Voya LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after the contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the Voya LifePay Plus Base and Annual Ratchet, please see “CHARGES AND FEES – Optional Rider Charges – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (Voya LifePay Plus) Rider Charge” and “LIVING BENEFIT RIDERS – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider – Annual Ratchet.”

15 The Voya LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The Voya LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the Voya LifePay Plus Base and Annual Ratchet, please see “CHARGES AND FEES – Optional Rider Charges – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (Voya Joint LifePay Plus) Rider Charge” and “LIVING BENEFIT RIDERS – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider – Annual Ratchet.”

Architect – 133944                                                                   6

The next item shows the minimum and maximum total annual fund operating expenses that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for the fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)[16]	0.53%	1.50%

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Annual Ratchet Enhanced Death Benefit and the most expensive combination of riders possible. The examples also assume that your investment has a 5% return each year, and assume the maximum fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,407	$2,436	$2,950	$5,553
Example 2: If you do not surrender your Contract:*
1 year	3 years	5 years	10 years
$607	$1,836	$2,950	$5,553

____________________
* You cannot annuitize the Contract before the fifth contract anniversary.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “OTHER CONTRACT PROVISIONS – Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “CHARGES AND FEES – Fund Expenses” for more information.

16 No fund currently charges a redemption fee. For more information about redemption fees, please see “CHARGES AND FEES – Charges Deducted from the Contract Value – Redemption Fees.”

Architect – 133944                                                                   7

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “CHARGES AND FEES – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange (“NYSE”) is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables showing the accumulation unit value history of each subaccount of Separate Account B available for investment under the Contract and the total investment value history of each such subaccount for a Contract with the lowest and highest combination of asset-based charges are presented in APPENDIX A. The numbers show the year-end unit values of each subaccount from the time premium payments were first received in the subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor

The Net Investment Factor is an index number that reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)  We take the net asset value of the subaccount at the end of each business day;

2)  We add to 1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any;

3)  We divide 2) by the net asset value of the subaccount at the end of the preceding business day; and

4)  We then subtract the applicable daily charges from the subaccount:  the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for Voya Insurance and Annuity Company are included in the SAI.

Architect – 133944                                                                   8

Separate Account B

Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, whether or not realized, of an investment portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts, and will keep the Separate Account fully funded to cover such liabilities.

The other variable annuity contracts that invest in Separate Account B are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “THE ANNUITY CONTRACT — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the NYSE under the symbol "VOYA" and Voya completed its initial public offering of common stock.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

We are engaged in the business of issuing insurance and annuities. Our principal office is currently located at 909 Locust Street, Des Moines, Iowa 50309. Effective January 1, 2018, Voya Insurance and Annuity Company’s principal office will be relocating to 699 Walnut Street, Des Moines, Iowa 50309.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain nonqualified Contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Architect – 133944                                                                   9

The Funds

You will find more detailed information about the funds, or investment portfolios, currently available under your Contract in “APPENDIX B — The Investment Portfolios.” Please refer to the fund prospectuses for additional information and read them carefully before investing. Fund prospectuses may be obtained, free of charge, by calling Customer Service at (800) 366-0066, by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selection of Underlying Funds

The underlying funds available through the Contract described in this prospectus are determined by the Company. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new investment if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the Contract. We have included certain of the funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Fund of Funds

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Funds With Managed Volatility Strategies

As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your contract value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your contract value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of the available investment portfolios found on page 2.

Possible Conflicts of Interest

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the funds conflict, we, the Boards of Trustees or Directors of the funds, and any other insurance companies participating in the funds will monitor events to identify and resolve any material conflicts that may arise.

Architect – 133944                                                                   10

Restricted Funds

We may, with 30 days’ notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations:  no more than $999,999,999 and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or proportionally from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate proportionally the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the Voya Government Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “WITHDRAWALS” and “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the living benefit riders, we assign the investment options to one of three categories of funds. The categories are:

•      Covered Funds;

•      Special Funds; and

•      Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Architect – 133944                                                                   11

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days’ notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of funds with a death benefit, please see “DEATH BENEFIT CHOICES – Death Benefit During the Accumulation Phase” and APPENDIX E for examples. These categories of funds also apply to the Minimum Guaranteed Income Benefit rider. Please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

Charges and Fees

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use the proceeds to finance the distribution of the Contract.

Charge Deduction Subaccount

You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently, we use the Voya Government Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during either a four- or seven-year period from the date we receive and accept a premium payment. The Contract has a standard surrender charge schedule, which lasts seven years, and an optional four-year surrender charge schedule, available by rider for an additional charge (see below for more information about this additional charge). With the optional surrender charge schedule, you may only add the rider to your Contract at the time of issue.

We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Standard Surrender Charge Schedule:

Complete Years Elapsed Since Premium Payment	0	1	2	3	4	5	6	7+
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	4%	3%	2%	0

Architect – 133944                                                                   12

Optional Surrender Charge Schedule:

Complete Years Elapsed Since Premium Payment	0	1	2	3	4+
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	0

Waiver of Surrender Charge for Extended Medical Care or Terminal Illness. We will waive the surrender charge in most states in the following events:  (1) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at Customer Service during the term of your care or within 90 days after the last day of your care; or (2) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount in any contract year is 10% of your contract value, including any premium credits, on the date of the withdrawal less any prior withdrawals during that contract year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. If any single withdrawal or sum of withdrawals exceeds the Free Withdrawal Amount, then you will incur a surrender charge on the excess portion, no matter that the withdrawal is a regular withdrawal or a systematic withdrawal. Premium taxes may also apply. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See APPENDIX C for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:  (1) we treat premiums as being withdrawn on a first-in, first-out basis; and (2) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in APPENDIX D. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or in the case of a living benefit rider, the benefit base (e.g., MGIB Charge Base or Voya LifePay Plus Base), if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states, we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by VIAC. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Architect – 133944                                                                   13

Overnight Charge. You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying investment portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each funds’ prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. The death benefit risk is that actual mortality rates in the aggregate may exceed expected mortality rates. The annuitization risk is that actual mortality rates may be lower than expected mortality rates. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Annual Charge 1.00%	Annual Charge 1.30%	Annual Charge 1.55%

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit for the same charge. Mortality and Expense Risk Charges for Contracts purchased before January 28, 2008:  Standard Death Benefit – 0.85%; Quarterly Ratchet Enhanced Death Benefit – 1.10%; and Max 7 Enhanced Death Benefit – 1.40%. From January 28, 2008 through April 28, 2008, the Mortality and Expense Risk Charge for the Quarterly Ratchet was 1.25%.

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each subaccount. The asset-based administrative charge compensates us for the expenses incurred with administering the Contract.

Optional Rider Charges

Some features and benefits of the Contract are available by rider for an additional charge. Availability is subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for a rider. Riders are expressed as a percentage, rounded to the nearest hundredth of one percent. Riders are subject to conditions and limitations. For more information about how the Premium Credit rider works, including the conditions and limitations, please see “THE ANNUITY CONTRACT – Additional Credit to Premium.” For more information about how each of the living benefit riders works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “LIVING BENEFIT RIDERS.”

Optional Surrender Charge Schedule Rider Charge. The maximum annual charge for the Optional Surrender Charge Schedule rider is 0.90%. Currently, the charge is 0.45% annually, which charge is deducted quarterly, at the rate of 0.12%, from the subaccounts in which you are invested based on the contract date (contract year versus calendar year). The charge lasts for your first four contract years. We deduct the charge in arrears, meaning the first charge is deducted at the end of the first quarter from the contract date. If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

Premium Credit Rider Charge. The charge for the Premium Credit rider depends on the surrender charge schedule for your Contract.

Architect – 133944                                                                   14

With the standard surrender charge schedule, the maximum annual charge is 0.57%. Currently, the charge is 0.55% annually, which charge is deducted at the end of each business day from the subaccounts in which you are invested and any Fixed Interest Allocations. We reflect the charge, or portion of the charge, with any Fixed Interest Allocation by correspondingly reducing the interest that otherwise would be credited, resulting in the interest credited being less than that at the guaranteed rate for the guaranteed interest period. For more information about the Fixed Interest Allocation, please see APPENDIX C. The charge lasts for your first seven contract years.

With the Optional Surrender Charge Schedule rider, the maximum annual charge for the Premium Credit rider is 0.50%, currently 0.45% annually, lasting your first four contract years.

We reserve the right to change the charges for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change. The cost of providing the Premium Credit rider is generally covered by the Premium Credit rider charge, the deduction schedule for forfeiture of the premium credit on return of the Contract during the free look period, surrender or withdrawals, and death, and, to some degree, by the mortality and expense risk charge. We expect to make a profit on those Contracts under which the Premium Credit rider is elected.

Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears from the subaccounts in which you are invested based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider Charge. The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.00%

This quarterly charge is a percentage of the Voya LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.”

Architect – 133944                                                                   15

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

Important Note:

The above information pertains to the form of the Voya LifePay Plus rider which was available for sale  from May 1, 2009 until March15, 2010 in states where approved. If you purchased a prior version of the Voya LifePay Plus rider, please see APPENDIX I for more information.

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider Charge. The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.70%	1.20%

This quarterly charge is a percentage of the Voya LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

Important Note:

The above information pertains to the form of the Voya Joint LifePay Plus rider which was available for sale from May 1, 2009, until March 15, 2010, in states where approved. If you purchased a prior version of the Voya LifePay Plus rider, please see APPENDIX I for more information.

Fund Expenses

As shown in the fund prospectuses and described in the “FEES AND EXPENSES – Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this Contract before making a decision to invest.

Less expensive share classes of the funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the funds available through this Contract before making a decision to invest.

Architect – 133944                                                                   16

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining contract fees and expenses and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the Contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Architect – 133944                                                                   17

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The BlackRock Global Allocation V.I. Fund is the only unaffiliated fund currently open and available for investment through the Contract. We receive more revenue from affiliated funds than we do from this BlackRock V.I. Fund.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to:  co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Please note that certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “OTHER CONTRACT PROVISIONS – Selling the Contract.”

The Annuity Contract

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available investment portfolios of the funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See APPENDIX C for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call Customer Service at (800) 366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. If the owner is a non-natural owner, the death benefit is payable upon the death of the annuitant. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Architect – 133944                                                                   18

Joint Owner

For nonqualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit will cause that death benefit to end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases:  the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. On and after May 1, 2009, a joint annuitant may also be designated. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of a non-natural owner and joint annuitants, the oldest annuitant’s age is used. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect except as described below.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax and/or legal adviser for more information if the contract owner is not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Architect – 133944                                                                   19

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Please note that only the Standard Death Benefit is available on a Contract with joint annuitants.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a nonqualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the annuitant’s age for non-natural owners). The new owner’s death will determine when a death benefit is payable (the annuitant’s death for non-natural owners).

Before Ownership Change	Maximum New Owner Issue Age	After Ownership Change
Standard Death Benefit	85	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit	75	Annual Ratchet Enhanced Death Benefit
Annual Ratchet Enhanced Death Benefit	76	Standard Death Benefit
Max 7 Enhanced Death Benefit	69	Max 7 Enhanced Death Benefit
Max 7 Enhanced Death Benefit	70	Standard Death Benefit

For Contracts issued before May 1, 2009, the maximum new owner issue age was 75 for continuation of both the Annual Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit, Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. For Contracts issued before April 28, 2008, the maximum new owner issue age was 79 for continuation of both the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Otherwise, the death benefit after the ownership change will be the Standard Death Benefit, so long as the new owner is no older than age 85.

In the event the new owner is age 86 or older, or the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit after the ownership change will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.

An ownership change may cause a living benefit rider to terminate. Such depends on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).” For more information with the Voya LifePay Plus rider, please see “LIVING BENEFIT RIDERS – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.” And for more information with the Voya Joint LifePay Plus rider, please see “LIVING BENEFIT RIDERS – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences. See “FEDERAL TAX CONSIDERATIONS” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Architect – 133944                                                                   20

Purchase and Availability of the Contract

We are longer offer the Contract for sale to new purchasers.

We will issue a Contract with the Standard Death Benefit SO LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	Voya LifePay Plus rider or Voya Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the annuitant and the contract owner were age 79 or younger at the time of application AND you purchase the Voya LifePay Plus rider or Voya Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 86th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract:  (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “FEES AND EXPENSES” and “CHARGES AND FEES” in this prospectus. If you are considering an Enhanced Death Benefit Option and your Contract will be an IRA, see “FEDERAL TAX CONSIDERATIONS - Tax Consequences of Living Benefits and Enhanced Death Benefits” in this prospectus. If this Contract was issued as an IRA, no contributions may be made for the taxable year in which you attain age 70½. This Contract is not available as a SIMPLE IRA under Section 408(p) of the Tax Code.

Architect – 133944                                                                   21

Crediting of Premium Payments

We will process your initial premium within two business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within one business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to five business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within five days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within two business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

•      If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid; or

•      If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) proportionally according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in these calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment and premium credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Voya Government Liquid Assets Portfolio) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

Architect – 133944                                                                   22

Additional Credit to Premium

At the time of application, you may elect the Premium Credit rider. If elected, a credit will be added to your Contract equal to a percentage of all premium payments received during the first contract year (“premium credit”). If you have elected to retain the standard surrender charge schedule, the premium credit equals 4% of the first contract year premium payments and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment portfolio. If you have elected the Optional Surrender Charge Schedule rider, the premium credit equals 2% of the first contract year premium payments and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment portfolio.

Currently, the Premium Credit rider is available only if elected at the time of application prior to issuance of the Contract and is irrevocable. However, we reserve the right to make the Premium Credit rider available to inforce contract owners. We may increase, decrease or discontinue the premium credit at our discretion.

There is a separate charge for the Premium Credit rider which is a daily asset-based charge deducted from your contract value. Please see the “CHARGES AND FEES” section for a description of this charge.

The premium credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In certain circumstances, we deduct part or all of previously applied premium credits from the amount we pay to you or your beneficiary. If you return your Contract within the free look period, we will deduct all premium credits from the refund amount. If a death benefit becomes payable, we will deduct any premium credits added to your Contract since or within 12 months of the date of death. If you surrender your Contract or take a withdrawal, we will deduct a portion of the premium credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

Premium Credit Deduction With Standard Surrender Charge Schedule

Contract Year of Surrender or Withdrawal	Percentage of Premium Credit Deducted (based on percentage of first year premium withdrawn)
Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

Premium Credit Deduction With Optional Surrender Charge Schedule

Contract Year of Surrender or Withdrawal	Percentage of Premium Credit Deducted (based on percentage of first year premium withdrawn)
Year 1	100%
Year 2	75%
Year 3	50%
Year 4	25%
Years 5+	0%

Because free withdrawal amounts are not considered withdrawals of premium, the associated premium credits will not be deducted when withdrawals do not exceed the free withdrawal amount. Please note the deduction of the premium credit will still be taken if the surrender charges have been waived for extended medical care or terminal illness. If we deduct a premium credit from any amount we pay to you, we will deduct the full dollar amount of the premium credit deducted. You will retain any gains, and you will also bear any losses, that are attributable to the premium credit we deduct.

Architect – 133944                                                                   23

There may be circumstances under which the contract owner may be worse off from having received a premium credit. For example, this could occur if the contract owner returns the Contract during the applicable free look period. Upon a free look, we deduct the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit. Negative performance associated with the premium credit at any time will reduce the contract value more than if the premium credit had not been applied. In addition, the expenses for a Contract with the Premium Credit rider may be higher than for Contracts without the Premium Credit rider. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling (800) 366-0066.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Architect – 133944                                                                   24

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. You are responsible for keeping information about your Contract and appropriate identifying information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of:  (1) the contract value in the Fixed Interest Allocations; and (2) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments and premium credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added premium credit designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period. In such a case, the portion of your initial premium and added premium credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Voya Government Liquid Assets Portfolio).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)  We take the contract value in the subaccount at the end of the preceding business day;

2)  We multiply 1) by the subaccount’s Net Rate of Return since the preceding business day;

3)  We add 1) and 2);

4)  We add to 3) any additional premium payments and premium credits, and then add or subtract any transfers to or from that subaccount; and

5)  We subtract from 4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Architect – 133944                                                                   25

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See APPENDIX C for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows:  we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, any redemption fees, the annual contract administrative fee (unless waived), any optional benefit rider charge, any premium credit deduction and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at Customer Service. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within seven days.

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “FEDERAL TAX CONSIDERATIONS” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract, compliance with regulatory requirements and subject to SEC approval.

We do not guarantee that each investment portfolio will always be available for investment through the Contract. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless you provide us with alternative allocation instructions. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

Subject to SEC approval, we reserve the right to:  (1) deregister Separate Account B under the 1940 Act; (2) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (3) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (4) restrict or eliminate any voting rights as to Separate Account B; (5) combine Separate Account B with other accounts; and (6) transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Contract belongs.

We will provide you with written notice before we make any of these changes.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Fixed Interest Allocation (The Fixed Account)

The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See APPENDIX C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (www.sec.gov).

Architect – 133944                                                                   26

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Material variations are described in APPENDIX L. Also see your Contract any endorsements and riders for details.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact Customer Service or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

living benefit riders

Some features and benefits of the Contract, if available, are available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “CHARGES AND FEES — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. Please check your application for the Contract to be sure. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the Contract. You should consult a qualified financial adviser in evaluating the riders. Customer Service may be able to answer your questions. The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

•      The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income in annuitizing your Contract;

•      The Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are concerned that you may outlive your income; and

•      The Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may only add one living benefit rider to your Contract. We do, however, reserve the right to allow the purchase of more than one living benefit rider in the future. You should not purchase the Voya LifePay Plus rider with multiple owners, unless the owners are spouses. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)

The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay and any premium credits you receive, if applicable, during the first five contract years after you purchase the rider, the premium credits we add, the amount of contract value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the MGIB rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Purchase. The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchased the rider when the Contract was issued.

Architect – 133944                                                                   27

No Cancellation. Once you purchase the MGIB rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGIB rider automatically terminates if:

•    You annuitize, surrender or otherwise terminate your Contract during the accumulation phase;

•    You die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;

•    The contract value is insufficient to pay the charge for the MGIB rider; or

•    There is a change in contract ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge. The current charge we deduct under the MGIB rider is 0.75% annually of the MGIB Charge Base. The MGIB Charge Base is the greater of 1) and 2) below, where:

1)  Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b), and (c) where:

(a) is the MGIB Rollup Base for Covered Funds;

(b) is the MGIB Rollup Base for Special Funds (as defined below); and

(c) is the MGIB Rollup Base for Excluded Funds; and

2)  Is the sum of (a) and (b) where:

(a) is the MGIB Ratchet Base for Covered Funds and Special Funds; and

(b) is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB Ratchet Bases” below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base:

•      Voya Government Liquid Assets Portfolio; and

•      Fixed Interest Allocation.

Please note that the ProFunds VP Rising Rates Opportunity Portfolio is a Special Fund, but closed to new allocations, effective April 30, 2007.

As of July 11, 2014 the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

No investment options are currently designated as Excluded Funds. Covered Funds are any investment options not designated as Special Funds or Excluded Funds. These fund categories apply to all calculations under the MGIB rider. Please see “THE FUNDS – Covered Funds and Special Funds.”

Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date, (subject to the terms and restrictions of the MGIB rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

Architect – 133944                                                                   28

If the contract value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total contract value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

All investment portfolios available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment portfolio restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that does not contain a Fixed Allocation Funds Automatic Rebalancing requirement.

MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below). On the MGIB Date, your MGIB Benefit Base is the greater of 1) and 2), where:

1)  Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:

(a) is the MGIB Rollup Base for Covered Funds;

(b) is the MGIB Rollup Base for Special Funds; and

(c) is the contract value allocated to Excluded Funds; and

2)  Is the sum of (a) and (b) where:

(a) is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and

(b) is the contract value allocated to Excluded Funds.

Architect – 133944                                                                   29

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the contract value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

Calculation of MGIB Rollup Bases. The Maximum MGIB Rollup Base is 250% of eligible premiums and premium credits adjusted proportionally for withdrawals. This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Rollup Base is not allocated by fund category. If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that defines the Maximum MGIB Rollup Base as 300% of eligible premiums adjusted proportionally for withdrawals.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for premium credit deduction, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for premium credit deductions, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for premium credit deductions, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums and related premium credits, if applicable, added more than five years before the earliest MGIB Date. This means that, generally, premiums and related premium credits, if applicable, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that, are excluded from the MGIB Rollup Bases.

The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those Contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base proportionally. The percentage reduction in the MGIB Rollup Base for each fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including premium credit deduction, surrender charge and Market Value Adjustment). This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including premium credit deduction, surrender charge and Market Value Adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund proportionally. This means a reduction by the same percentage as the transfer bears to the contract value in the fund category. For example, if the contract value in Covered Funds is $1000 and the transfer from Covered Funds to Excluded Funds is $250, then the contract value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is $1200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

Architect – 133944                                                                   30

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds proportionally. But, the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer:  you pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

1)  On the rider date, eligible premiums plus premium credits or the contract value (if the rider is added after the contract date,) allocated to Covered Funds and Special Funds.

2)  On each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

(a) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

(b) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each quarterly anniversary date prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

3)  At other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior contract anniversary (the prior quarterly anniversary date for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges. It is not included in the MGIB Ratchet Base used to determine benefits.

Eligible premiums are those premiums and related premium credits, if applicable, added more than five years before the earliest MGIB Date. This means that, generally, premiums and related premium credits, if applicable, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are not added to the MGIB Ratchet Bases, but would be added to your contract value.

Withdrawals reduce each MGIB Ratchet Base proportionally. The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including premium credit deduction, surrender charges and Market Value Adjustment). This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including premium credit deduction, surrender charges and Market Value Adjustment) reduces the contract value allocated to Covered Funds and Special Funds or Excluded Funds. For example, if the contract value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including premium credit deduction, surrender charges and Market Value Adjustment), the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

Architect – 133944                                                                   31

When you make transfers between Covered Funds or Special Funds and Excluded Funds net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds proportionally. This means a reduction by the same percentage as the transfer bears to the contract value in Covered Funds and Special Funds. For example, if the contract value in Covered Funds and Special Funds is $1000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the contract value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Ratchet Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the contract value in Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds proportionally. But, the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the contract value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer:  you pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date. Your MGIB Date is the next contract anniversary occurring after the date when you decide to exercise your right to annuitize under the MGIB rider, or any other special exercise date that we may make available upon prior written notice.

MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

•      Your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX C) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

•      Your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX C) applied to the then-current income factors in effect for the annuity option you selected; and

•      The MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium credit deductions, surrender charge, premium tax recovery and Market Value Adjustment (see APPENDIX C) that would otherwise apply at annuitization.

MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a Contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the contract value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see “APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation.”

Architect – 133944                                                                   32

MGIB Annuity Options. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. The MGIB must be exercised in the 30-day period prior to any contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date. The following are the MGIB annuity options available under the MGIB rider:

•      Income for life (single life or joint life with 100% survivor) and 10-20 year fixed period;

•      Income for 20-30 year fixed period; and

•      Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB rider. This option may only be exercised in the 30 day period prior to a contract anniversary. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced proportionally. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and MGIB rider values. This means the contract and MGIB rider values will be adjusted proportionally. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases” above. Surrender charges will apply to amounts applied to partial annuitization.

Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization. In such a case, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of the annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factors.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider

The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Important Note:

We introduced the Voya LifePay Plus rider on August 20, 2007, and launched changes to it on April 28, 2008, and January 12, 2009, subject to state approval where applicable. The below information pertains to the form of the Voya LifePay Plus rider which was available for sale from May 1, 2009, through March 15, 2010, in states where approved. If this form of the Voya LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see APPENDIX I for the information about the form of the Voya LifePay Plus rider which was available to you.

Architect – 133944                                                                   33

Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The Voya LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The Voya LifePay Plus rider is subject to broker/dealer availability. Please note that the Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The Voya LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Previously, Contracts issued on and after November 1, 2004, were eligible for the Voya LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact Customer Service for more information.

Rider Effective Date. The rider effective date is the date that coverage under the Voya LifePay Plus rider begins. If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider effective date is also the contract date. If the Voya LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

No Cancellation. Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you:  (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Voya LifePay Plus rider.

Termination. The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:  (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Voya LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The Voya LifePay Plus rider also terminates with a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Voya LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Voya LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the Voya LifePay Plus rider offers the Income Optimizer. The guarantee continues when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the annuitant’s death. The Voya LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The Voya LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base. The Voya LifePay Plus Base is first calculated when you purchase the Voya LifePay Plus rider:  on the contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the contract date – equal to the contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya LifePay Plus rider.

Architect – 133944                                                                   34

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say, for example, the current contract value is $90,000 on a Contract with the Voya LifePay Plus rider in the Lifetime Withdrawal Phase. The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the Voya LifePay Plus Base – in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The Voya LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of:  the current Voya LifePay Plus Base; or the current contract value (excluding any premium credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Voya LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of:  the current Voya LifePay Plus Base; the current contract value (excluding any premium credits applied during the preceding 36 months); and the Voya LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the Voya LifePay Plus Base. Any premiums received during a contract year (excluding any applicable premium credits) are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the Voya LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

Architect – 133944                                                                   35

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say, for example, that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008, a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Base or the current contract value on the previous business day (excluding any premium credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•      The date annuity payments begin (see “THE ANNUITY OPTIONS”);

•      Reduction of the contract value to zero by an Excess Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      Surrender of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Voya LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the contract value on the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to that contract value (excluding any premium credits applied during the preceding 36 months). The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The Voya LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the annuitant’s life. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. Please see “FEDERAL TAX CONSIDERATIONS” for more information. The Income Optimizer is only available on nonqualified Contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the Voya LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a proportional reduction of the Voya LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Architect – 133944                                                                   36

Your election is subject to restrictions – you may not:  revoke your election; add on premiums; exchange the Contract; annuitize the Contract; or change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining contract value and death benefit and the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the contract anniversary following the annuitant’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the annuitant’s 115th birthday in order to liquidate your contract value that may remain before the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during Lifetime Automatic Periodic Benefit Status until the death of the annuitant. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the Voya LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option are based on the minimum annual payment factors for each $1,000 reflected in the rider data table and will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The Voya LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Voya LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the Voya LifePay Plus rider.).You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:  the Contract will provide no further benefits (including death benefits) other than as provided under the Voya LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

Architect – 133944                                                                   37

If when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the Voya LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the Voya LifePay Plus Base remains eligible for Step-ups. Once the Voya LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the Voya LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the Voya LifePay Plus rider is in effect, there are limits on the investment portfolios to which your contract value may be allocated. Contract value allocated to investment portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer.

See “Fixed Allocation Funds Automatic Rebalancing” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the required specified percentage of the total contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Voya LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly contract anniversary. Also, after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Architect – 133944                                                                   38

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The Voya LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, an Voya LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

Voya LifePay Plus Death Benefit Base. The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya LifePay Plus rider:  on the contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the contract date – equal to the contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments. The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The Voya LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Voya LifePay Plus rider. Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the Voya LifePay Plus Base is recalculated to equal the contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the Voya LifePay Plus Base is recalculated to equal the greater of:  the contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated Voya LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation. Regardless, the Voya LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume are Excess Withdrawals. The Voya LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the Voya LifePay Plus Base.

Architect – 133944                                                                   39

The Maximum Annual Withdrawal is also recalculated at the same time as the Voya LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the Voya LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value on the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to that contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the Voya LifePay Plus Base. Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

In the event the Income Optimizer was elected, systematic installments of the Maximum Annual Withdrawal will continue, SO LONG AS the surviving spouse as annuitant is age 59½. The amount of these continuing payments may change since both the Voya LifePay Plus Base and the Maximum Annual Withdrawal are recalculated based on the new annuitant’s age. The rider under the Income Optimizer will remain subject to the higher required specified percentage for allocations to the Fixed Allocation Funds, even if upon spousal continuation the Lifetime Withdrawal Phase has not yet begun, and there is no Maximum Annual Withdrawal, because the annuitant is not yet age 59½.

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the Voya LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Voya Joint LifePay Plus rider.

Change of Owner or Annuitant. The Voya LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of annuitant, except for:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual;

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual;

•      Change of owner pursuant to a court order; and

•      Change of qualified plan ownership to that of the beneficial owner.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your contract value is reduced to zero, any periodic payments under the Voya LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See APPENDIX G for examples.

Loans. No loans are permitted on Contracts with the Voya LifePay Plus rider.

Architect – 133944                                                                   40

Taxation. For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider

The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Important Note:

We introduced the Voya LifePay Plus rider on August 20, 2007, and launched changes to it on April 28, 2008, and January 12, 2009, subject to state approval where applicable. The below information pertains to the new form of the Voya LifePay Plus rider which was available for sale from May 1, 2009, through March 15, 2010, in states where approved. If this form of the Voya LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see APPENDIX I for the information about the form of the Voya LifePay Plus rider which was available to you.

Eligibility. The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The Voya LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The Voya Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the Voya Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions” below.

The Voya Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Previously, Contracts issued on and after September 12, 2006 were eligible for the Voya Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact Customer Service for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts:  joint owners must be spouses, and one of the owners the annuitant; and for a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified Contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified Contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the Voya Joint LifePay Plus rider begins. If you purchase the Voya Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the contract date. If the Voya Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Architect – 133944                                                                   41

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Voya Joint LifePay Plus rider. There must be two Active Spouses when you purchase the Voya Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider, including continuing the Voya Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

•      For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

•      For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts  (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or

•      The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Voya Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Voya Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you:  (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Voya Joint LifePay Plus rider.

Termination. The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:  terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Voya Joint LifePay Plus rider; or die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The Voya Joint LifePay Plus rider also terminates with a change in contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Voya Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Voya Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the Voya LifePay Plus rider offers the Income Optimizer. The guarantee continues when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the last Active Spouse’s death. The Voya LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The Voya Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Voya Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya Joint LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base. The Voya LifePay Plus Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  on the contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the contract date – equal to the contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

Architect – 133944                                                                   42

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say, for example, the current contract value is $90,000 on a Contract with the Voya Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the Voya LifePay Plus Base – in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The Voya LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of:  the current Voya LifePay Plus Base; or the current contract value (excluding any premium credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Voya Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of:  the current Voya LifePay Plus Base; the current contract value (excluding any premium credits applied during the preceding 36 months); and the Voya LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the Voya LifePay Plus Base. Any premiums received during a contract year (excluding any applicable premium credits) are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the Voya LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

Architect – 133944                                                                   43

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say, for example, that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Base or the contract value on the previous business day (excluding any premium credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•      The date annuity payments begin (see “THE ANNUITY OPTIONS”);

•      Reduction of the contract value to zero by an Excess Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      Surrender of the Contract;

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or

•      The last Active Spouse dies.

The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Voya Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

The Maximum Annual Withdrawal thereafter is recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon The Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the contract value on the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to that contract value (excluding any premium credits applied during the preceding 36 months). The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The Voya Joint LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the lives of both Active Spouses. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. Please see “FEDERAL TAX CONSIDERATIONS” for more information. The Income Optimizer is only available on nonqualified Contracts.

Architect – 133944                                                                   44

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the Voya LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a proportional reduction of the Voya LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not:  revoke your election; add on premiums; exchange the Contract; annuitize the Contract; or change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining contract value and death benefit and the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the contract anniversary following the youngest Active Spouse’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the youngest Active Spouse’s 115th birthday in order to liquidate your contract value that may remain before the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the last Active Spouse. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the Voya Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option will be joint life if both Active Spouses are living, or for the life of the only Active Spouse, and are based on the minimum annual payment factors for each $1,000 reflected in the rider data table. Also, these payments will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The Voya Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Voya Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the Voya Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:  the Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

Architect – 133944                                                                   45

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the Voya Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the Voya LifePay Plus Base remains eligible for Step-ups. Once the Voya Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the Voya LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer. See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Voya Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the required specified percentage of the total contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.

Architect – 133944                                                                   46

Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Voya Joint LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly contract anniversary. Also, after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Voya Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the Voya LifePay Plus Base. See “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The Voya Joint LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

Voya LifePay Plus Death Benefit Base. The Voya Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  on the contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the contract date – equal to the contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments. The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The Voya LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “Voya LifePay Plus Base – Withdrawals and Excess Withdrawals” for more information.

There is no additional charge for the death benefit associated with the Voya Joint LifePay Plus rider. Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

Architect – 133944                                                                   47

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the Voya LifePay Plus Base is recalculated to equal the greater of:  the contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated Voya LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the Voya LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value on the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to that contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the Voya LifePay Plus Base. Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the Voya LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The Voya Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of annuitant, except for:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;

•      For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and

•      Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Architect – 133944                                                                   48

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your contract value is reduced to zero, any periodic payments under the Voya Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See APPENDIX G for examples.

Loans. No loans are permitted on Contracts with the Voya Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Withdrawals

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $1,000, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 10% of your contract value, including any premium credits, on the date of the withdrawal less any prior withdrawals during that contract year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

You need to submit to us a request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at Customer Service. The contract value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So in this event, you would either need to take your withdrawal from the Restricted Funds or proportionally from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See APPENDIX C for more information on the application of Market Value Adjustment.

Architect – 133944                                                                   49

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments:  (1) from the contract value in the subaccounts in which you are invested; or (2) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken proportionally from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non-proportional basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals proportionally from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the contract date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your contract date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be:  (1) a fixed dollar amount; or (2) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

A fixed dollar systematic withdrawal of less than $100 on any withdrawal date will terminate your systematic withdrawal. Your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and nonqualified stretch payments will be reported on the same basis as other systematic withdrawals.

Architect – 133944                                                                   50

Fixed Dollar Systematic Withdrawal Feature

You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the contract date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your contract date for your desired frequency.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “FEDERAL TAX CONSIDERATIONS” for more details.

Architect – 133944                                                                   51

Transfers Among Your Investments
(EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “LIVING BENEFIT RIDERS.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify Customer Service and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the NYSE, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Architect – 133944                                                                   52

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new premium payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

Architect – 133944                                                                   53

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program through either the Voya Government Liquid Assets Portfolio or a Fixed Interest Allocation, subject to availability, starting 30 days after the contract date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing an may be subject to limited availability with systematic withdrawals.

We also may offer dollar cost averaging Fixed Interest Allocations for durations of six months and one year, subject to availability, exclusively for use with the dollar cost averaging program.

Architect – 133944                                                                   54

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If we receive a transfer request that violates the reallocation limitations under the Contract, we will inform your financial representative or you that we cannot process the transfer and that new instructions are required. Transfers under the dollar cost averaging program must be in compliance with the investment restrictions for the living benefit riders. If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a dollar cost averaging Fixed Interest Allocation and there is money remaining in the dollar cost averaging Fixed Interest Allocation, we will transfer the remaining money to the Voya Government Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the dollar cost averaging Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested proportionally, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least seven days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “THE FUNDS – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below:

•      Amount added to source account:  If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s);

•      Additional premium paid:  Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated proportionally to the Restricted Funds; and

•      Reallocation request is made while the dollar cost averaging program is active:  If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or fixed interest allocations as part of or withdraw any subaccount or Fixed Interest Allocation from the dollar cost averaging program, stop offering dollar cost averaging Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Architect – 133944                                                                   55

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in “THE FUNDS – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to Fixed Account II. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken proportionally.

To participate in automatic rebalancing, send satisfactory notice to Customer Service. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a proportional basis. Additional premium payments and partial withdrawals made proportionally will not cause the automatic rebalancing program to terminate.

Upon advance notice we may modify, suspend or terminate the automatic rebalancing program at any time.

Death Benefit Choices

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies before the annuity start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. See “SYSTEMATIC WITHDRAWALS” above. A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Subject to the conditions and requirements of state law, unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not guaranteed by the FDIC and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive death benefit distributions through this account may access the entire proceeds at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may be less than under other settlement options. We will generally pay death benefit proceeds within seven days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions Upon Contract Owner’s Death.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

Architect – 133944                                                                   56

You may choose one of the following Death Benefits:  (1) the Standard Death Benefit; (2) the Annual Ratchet Enhanced Death Benefit; or (3) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is available SO LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application.

Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	Voya LifePay Plus rider or Voya Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the Max 7 Enhanced Death Benefit was available SO LONG AS both the contract owner and the annuitant (if the contract owner is not an individual) are age 79 or younger at the time of application AND you purchased the Voya LifePay Plus rider or Voya Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit are available only at the time you purchase your Contract. Neither the Annual Ratchet Enhanced Death Benefit nor the Max 7 Enhanced Death Benefit is available when a Contract is owned by joint owners, or joint annuitants if the contract owners are not individuals. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The Voya LifePay Plus and Voya Joint LifePay Plus riders may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•      The contract value; and

•      The cash surrender value.

Any premium credits applied since or within 12 months prior to death will be deducted from the Base Death Benefit.

Standard Death Benefit. The Standard Death Benefit equals the greater of:

•      The Base Death Benefit; and

•      The Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds less any premium credits added since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payment plus premium credits, if applicable, allocated to Covered Funds less proportional adjustments for any withdrawals and transfers.

Architect – 133944                                                                   57

The Standard MGDB allocated to Excluded Funds equals premium payments plus premium credits, if applicable, allocated to Excluded Funds less proportional adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB proportionally. The percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The proportional adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

•      Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds proportionally. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

•      Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds proportionally. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the contract value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. The criteria to lock are different. The Annual Ratchet Enhanced Death Benefit locks annually. The Max 7 Enhanced Death Benefit not only locks annually, but also has an additional element that locks annually at a specified interest rate, so your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both Enhanced Death Benefit options:  the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit.

Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days’ notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums and premium credits added to such investment portfolio and also with respect to new transfers to such investment portfolio.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•      The Standard Death Benefit; and

•      The Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds less any premium credits applied since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before January 12, 2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.

Architect – 133944                                                                   58

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and premium credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

•      The current contract value in Covered Funds (after deductions occurring as of that date); and

•      The Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet MGDB allocated to Covered Funds. On the contract date, the Quarterly Ratchet MGDB in Covered Funds equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

•      The current contract value in Covered Funds (after deductions occurring as of that date); and

•      The Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium plus premium credits, if applicable, allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

•      The current contract value in Excluded Funds (after deductions occurring as of that date); and

•      The Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly Ratchet MGDB allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

•      The current contract value in Excluded Funds (after deductions occurring as of that date); and

•      The Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB proportionally. The proportional adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Architect – 133944                                                                   59

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Withdrawals and net transfers to and from Covered Funds and Excluded Funds would have the same outcome.

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit.

The 7% Solution Death Benefit Element is the greater of:

•      The Standard Death Benefit; and

•      The lesser of:

>    2.5 times all premium payments plus premium credits, if applicable, adjusted for withdrawals (the “cap”); and

>    the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

Any premium credits added since or within 12 months prior to death will be deducted from the Max 7 Enhanced Death Benefit.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

•    The Voya Government Liquid Assets Portfolio; and

•    The Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007.

As of July 11, 2014 the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums plus premium credits, if applicable, allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The Max 7 Enhanced Death Benefit available for some Contracts issued in 2001 or earlier allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums plus premium credits, if applicable, allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of 7% MGDB allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB proportionally. The percentage reduction in the 7% MGDB for each Fund category (i.e., Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The proportional adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Architect – 133944                                                                   60

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds proportionally. The increase in the 7% MGDB allocated to fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefit may not be available in all states.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death – Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

•      If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Voya Government Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own;

•      The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes;

•      At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge;

•      If you elected the Annual Ratchet Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained age 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age 90. If you elected the Max 7 Enhanced Death Benefit the new or surviving owner is attained age 79 or less, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached; and

•      Upon spousal continuation, any premium credits received prior to death will not be deducted, and the Premium Credit rider charge will continue for the remainder of the seven year period, or four year period if the Optional Surrender Charge Schedule Rider has been elected. For death of an owner within the first contract year, any subsequent surrender or withdrawals and subsequent premium payments made during the first contract year will be subject to the premium credit deduction schedule. For death of an owner after the first contract year, any subsequent surrender or withdrawals are not subject to the premium credit deduction schedule. See “THE ANNUITY CONTRACT – Additional Credit to Premium” section.

Continuation After Death – Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Voya Government Liquid Assets Portfolio, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

Architect – 133944                                                                   61

Upon such deferral, the Premium Credit rider charge will continue for the remainder of the seven year period, or four year period if the Optional Surrender Charge Schedule rider has been elected. Any subsequent surrender or withdrawals are not subject to the premium credit deduction schedule. See “THE ANNUITY CONTRACT - Additional Credit to Premium” section.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under a nonqualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a nonqualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows:  (1) the death benefit must be completely distributed within five years of the contract owner’s date of death; or (2) the beneficiary may elect, within the one-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that:  (a) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (b) such distributions begin no later than one year after the contract owner’s date of death.

Notwithstanding (1) and (2) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at Customer Service:  (a) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (b) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (c) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (1) and (2) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the one-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

The Annuity Options

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. The Maximum Annual Withdrawal may be available with the Voya LifePay Plus or Voya Joint LifePay Plus riders. There is no death benefit after the annuity start date.

Architect – 133944                                                                   62

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option, we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payment under our current annuity options will last either for a specified period of time or for the life of the annuitant, or both – depending on the option. We will determine the amount of the annuity payments on the annuity start date by multiplying the contract value (adjusted for any Market Value Adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing it by 1,000. The applicable payment factor will depend on:  the annuity option; payment date; the frequency of payments you choose; and the age of the annuitant or beneficiary (and gender, where appropriate under applicable law). Surrender charges might apply depending on the annuity options. As a general rule, more frequent income payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments. Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

•      The person named to receive payment is other than the contract owner or beneficiary;

•      The person named is not a natural person, such as a corporation; or

•      Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least five years from the contract date but before the month immediately following the annuitant’s 95th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must be option 1 or option 2 with a period certain of at least ten years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 95th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “FEDERAL TAX CONSIDERATIONS” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Architect – 133944                                                                   63

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

The Contract has five annuity options. Payments under Options 1, 2, 3 and 4 are fixed. Payments under Option 5 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account. If you do not choose an annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations. The MGIB annuity options available under the MGIB rider are different from the four options listed below. For additional information, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider – MGIB Annuity Options”.

Option 1. Income for Life. Under this option, we make payments for the life of the annuitant in equal monthly installments. There is no minimum number of payments. Monthly payment amounts are available upon request.

Option 2. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. The fixed period must be between 10 and 30 years unless you have the Premium Credit rider in which case the fixed period must be between 15 and 30 years. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 3. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. The fixed period must be between 10 and 30 years unless you have the Premium Credit rider in which case the fixed period must be between 15 and 30 years. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

Option 4. Joint Life Income. This option is available when there are two persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

Option 5. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 5 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and VIAC. The amounts we will pay are determined as follows:

•      For Option 1, no amounts are payable after the named person has died;

•      For Option 2, or any remaining guaranteed payments under Option 3, we will continue payments. Under Options 2 and 3, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 2 and 3;

•      For Option 4, no amounts are payable after both named persons have died; and

•      For Option 5, the annuity option agreement will state the amount we will pay, if any.

Architect – 133944                                                                   64

Other Contract Provisions

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within five business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value. You have 30 days to notify Customer Service of any errors or discrepancies. We will notify you when any shareholder reports of the investment portfolios in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment of benefits or determination of values, beyond the seven permitted days, on any business day:  (1) when the NYSE is closed (except customary weekend and holiday closings); (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to six months.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a nonqualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice to Customer Service in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes – Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law and to conform to applicable laws or governmental regulations. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your ten-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to Customer Service or to the agent from whom you purchased it. We will refund the greater of the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment.

Architect – 133944                                                                   65

In no event does the Company retain any investment gain associated with a Contract that is free looked. For purposes of the refund during the free look period:  (1) we adjust your contract value for any Market Value Adjustment (if you have invested in the Fixed Account); (2) deduct any premium credits provided under the Premium Credit rider; and (3) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the investment portfolios and the potential positive or negative effect of the Market Value Adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Voya Government Liquid Assets Portfolio). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, One Orange Way, Windsor, Connecticut 06095 is the principal underwriter and distributor of the Contract as well as for our other contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by VIAC for Contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

Voya Financial Advisors, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.20% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 7.20% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Architect – 133944                                                                   66

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

•    Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

•    Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

•    Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

•    Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2016, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

•      Wells Fargo Advisors, LLC;

•      LPL Financial Corporation;

•      Morgan Stanley Smith Barney LLC;

•      Voya Financial Advisors, Inc.;

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated;

•      Cetera Advisor Networks LLC;

•      Raymond James and Associates Inc.;

•      UBS Financial Services;

•      National Planning Corporation;

•      Ameriprise Financial Services, Inc.;

•      Securities America, Inc.;

•      Cambridge Investment Research Inc.;

•      Commonwealth Equity Services, Inc.;

•      Stifel Nicolaus and Company Incorporated;

•      Woodbury Financial Services Inc.;

•      Edward D. Jones & Co., L.P. dba Edward Jones;

•      First Allied Securities Inc.;

•      Kestra Investment Services, LLC;

•      SII Investments Inc.;

•      Royal Alliance Associates Inc.;

•      RBC Capital Markets LLC;

•      Centaurus Financial, Inc.;

•      Directed Services LLC;

•      J.P. Morgan Securities LLC; and

•      MML Investors Services, Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

Architect – 133944                                                                   67

Other Information

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Voting Rights

We will vote the shares of a fund owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a fund in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the investment portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a fund shareholder meeting. We will ask you for voting instructions by mail at least ten days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Directed Services LLC’s ability to distribute the Contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

Architect – 133944                                                                   68

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Federal Tax Considerations

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts:  Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code. Qualified Contracts may also be offered in connection with deferred compensation plans under Tax Code Section 457(f). Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans to contribute after-tax salary contributions to a Roth 401(k) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the Contract is issued, we will set up one or more accounts for you under the Contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Architect – 133944                                                                   69

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so;

•      Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Owners of a Nonqualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•      Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract (cost basis).

Architect – 133944                                                                   70

10% Penalty. A distribution from a nonqualified Contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the Contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract”; and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

Architect – 133944                                                                   71

Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the Contract; or

•      Before you begin receiving such distributions.

If the your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2017, your entire balance must be distributed by August 31, 2022. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of the contract owner.

Some Contracts offer a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified Contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein. Notwithstanding, the assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes. Anyone contemplating any such transfer, pledge, assignment or designation or exchange, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•      That is purchased with a single purchase payment;

•      With annuity payments starting within one year from the date of purchase; and

•      That provides a series of substantially equal periodic payments made annually or more frequently.

While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to Contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

Architect – 133944                                                                   72

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings:

•      Sections 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contribution to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•      403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;

•      Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRA qualification requirements; and

•      457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA only once in any 12 month period. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over another IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs, as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Architect – 133944                                                                   73

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a Contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as Roth IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Certain other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $54,000 (as indexed for 2017). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k) or 403(b) plan to generally no more than $18,000 (2017). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Architect – 133944                                                                   74

With the exception of the Roth 401(k) contributions, premium payments to your account(s) will generally be excluded from your gross income. Roth 401(k) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans), or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

Architect – 133944                                                                   75

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 401(k) and Roth IRAs. A partial or full distribution of premium payments to a Roth 401(k) or a Roth IRA account and earnings credited on those premium payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k) or Roth IRA is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>    The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>    If a rollover contribution was made from a designated Roth account previously established for your under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>    The first taxable year in which you made an in-plan Roth rollover or non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•      Retirement;

•      Death;

•      Disability;

•      Severance from employment;

•      Attainment of normal retirement age;

•      Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the term of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings); or

•      Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Architect – 133944                                                                   76

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009, and for any Contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

If applicable, we generally are required, pursuant to tax regulations, before we process a withdrawal request to confirm with your 403(b) plan sponsor or otherwise, that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your Contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the Contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after the date you begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

Architect – 133944                                                                   77

If your death occurs before the date you begin receiving minimum distributions under the Contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2017, your entire balance must be distributed to the designated beneficiary by December 31, 2022. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the Contract is issued and provided the plan offers a Roth 401(k) account, non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

Architect – 133944                                                                   78

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of premium payments made by salary reduction to a Roth account and earnings credited on those premium payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 401(k) and Roth IRAs” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) plan. However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the Contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a Voya LifePay Plus or Voya Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the Voya LifePay Plus or Voya Joint LifePay Plus rider, as well as any applicable Market Value Adjustment, could increase the contract value that applies. Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax and/or legal adviser about the tax consequences of living benefits.

Architect – 133944                                                                   79

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the Voya LifePay Plus or Voya Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes. A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the Voya LifePay Plus or Voya Joint LifePay Plus rider, causing a proportional reduction of the Voya LifePay Plus Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your tax adviser about the tax consequences of enhanced death benefits.

Same-Sex Marriages

The Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s Death Benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Architect – 133944                                                                   80

Appendix A

Condensed Financial Information

Except for subaccounts which did not commence operations as of December 31, 2016, the following tables show the Condensed Financial Information (accumulation unit values and number of units outstanding for the indicated periods) for each subaccount of Separate Account B under the Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2016, including portfolio names. Portfolio name changes after December 31, 2016, are not reflected in the following information. Complete information is available in the SAI. Contact Customer Service to obtain your copy of the SAI free of charge.

Separate Account Annual Charges of 1.00%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.13	$12.38	$12.27	$10.83	$9.95	$10.43	$9.60	$8.02	$10.17
Value at end of period	$12.47	$12.13	$12.38	$12.27	$10.83	$9.95	$10.43	$9.60	$8.02
Number of accumulation units outstanding at end of period	245,217	295,843	319,238	357,354	383,617	391,679	386,897	300,980	138,660
PROFUND VP BULL
(Funds were first received in this option during November 2006)
Value at beginning of period	$15.30	$15.52	$14.07	$10.95	$9.71	$9.81	$8.80	$7.15	$11.59	$11.30
Value at end of period	$16.61	$15.30	$15.52	$14.07	$10.95	$9.71	$9.81	$8.80	$7.15	$11.59
Number of accumulation units outstanding at end of period	7	7	7	7	7	8	8	8	9	9
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.15	$9.69	$10.84	$8.73	$7.23	$8.83	$9.14
Value at end of period	$9.07	$9.15	$9.69	$10.84	$8.73	$7.23	$8.83
Number of accumulation units outstanding at end of period	3,934	3,379	1,636	254	290	326	338
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.95	$13.01	$14.11	$11.99	$10.51	$11.07	$10.22
Value at end of period	$11.63	$11.95	$13.01	$14.11	$11.99	$10.51	$11.07
Number of accumulation units outstanding at end of period	337	343	212	215	245	276	286
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.06	$10.42	$10.04	$8.92	$7.83	$8.23	$7.85	$6.10	$10.15
Value at end of period	$10.53	$10.06	$10.42	$10.04	$8.92	$7.83	$8.23	$7.85	$6.10
Number of accumulation units outstanding at end of period	537,091	587,504	89,248	89,669	73,992	73,413	98,832	80,700	46,058
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$8.78	$9.45
Value at end of period	$9.16	$8.78
Number of accumulation units outstanding at end of period	4,251	14,142
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.23	$10.73	$10.61
Value at end of period	$10.79	$10.23	$10.73
Number of accumulation units outstanding at end of period	13,006	15,850	27,632

Architect - 133944                                                                                                                 A-1

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$10.37	$10.48	$10.58	$10.69	$10.79	$10.90	$11.01	$11.09	$10.93	$10.52
Value at end of period	$10.28	$10.37	$10.48	$10.58	$10.69	$10.79	$10.90	$11.01	$11.09	$10.93
Number of accumulation units outstanding at end of period	1,793,783	1,648,986	1,819,432	1,802,613	1,214,498	2,007,621	1,249,425	1,800,379	2,579,107	2,670,718
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.96	$15.39	$14.11	$10.95	$9.60	$9.99
Value at end of period	$16.18	$14.96	$15.39	$14.11	$10.95	$9.60
Number of accumulation units outstanding at end of period	1,176,821	1,255,464	1,431,611	1,638,169	1,861,059	2,034,219
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.80	$22.39	$20.48	$15.87	$13.88	$14.09	$12.51	$9.72	$15.78	$14.88
Value at end of period	$23.62	$21.80	$22.39	$20.48	$15.87	$13.88	$14.09	$12.51	$9.72	$15.78
Number of accumulation units outstanding at end of period	266,923	294,860	330,342	368,303	312,676	356,066	321,508	319,763	292,483	220,031
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.03	$14.95	$14.60	$14.20	$11.17	$13.84	$13.00	$10.25
Value at end of period	$14.31	$14.03	$14.95	$14.60	$14.20	$11.17	$13.84	$13.00
Number of accumulation units outstanding at end of period	578	586	736	1,686	1,743	1,741	4,120	558
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.60	$18.15	$18.12	$17.33	$15.35	$14.85	$13.13	$8.88	$11.57	$11.36
Value at end of period	$19.97	$17.60	$18.15	$18.12	$17.33	$15.35	$14.85	$13.13	$8.88	$11.57
Number of accumulation units outstanding at end of period	186,114	215,764	418,815	273,058	307,408	304,544	320,099	272,773	217,608	241,186
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.31	$21.39	$19.03	$14.49	$12.83	$13.00	$11.56	$9.49	$15.31	$14.76
Value at end of period	$23.21	$21.31	$21.39	$19.03	$14.49	$12.83	$13.00	$11.56	$9.49	$15.31
Number of accumulation units outstanding at end of period	156,481	154,986	168,664	190,574	236,018	250,633	295,031	326,723	347,967	334,862
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$25.81	$26.62	$24.60	$18.51	$15.93	$16.32	$13.56	$10.42	$16.90	$16.21
Value at end of period	$30.11	$25.81	$26.62	$24.60	$18.51	$15.93	$16.32	$13.56	$10.42	$16.90
Number of accumulation units outstanding at end of period	208,805	223,849	241,287	279,177	326,344	362,547	402,584	469,864	451,301	383,276
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.94	$25.05	$24.04	$17.07	$15.37	$15.68	$12.93	$10.49	$15.97	$17.26
Value at end of period	$30.10	$23.94	$25.05	$24.04	$17.07	$15.37	$15.68	$12.93	$10.49	$15.97
Number of accumulation units outstanding at end of period	103,312	109,847	120,220	138,074	149,345	161,576	182,934	215,411	211,659	225,294
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.02	$15.13	$14.36	$14.56	$13.48	$12.69	$11.70	$10.62	$11.75	$11.23
Value at end of period	$15.49	$15.02	$15.13	$14.36	$14.56	$13.48	$12.69	$11.70	$10.62	$11.75
Number of accumulation units outstanding at end of period	5,281,824	5,409,848	6,147,901	3,643,754	4,153,615	4,343,512	4,485,423	4,474,848	4,087,996	3,097,195
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.50	$9.73	$10.17
Value at end of period	$9.44	$9.50	$9.73
Number of accumulation units outstanding at end of period	1,752,936	1,944,254	2,248,088
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.07	$9.26	$9.97	$8.32	$7.09	$8.18	$7.68	$6.08	$7.59
Value at end of period	$9.03	$9.07	$9.26	$9.97	$8.32	$7.09	$8.18	$7.68	$6.08
Number of accumulation units outstanding at end of period	111,005	122,389	136,289	158,407	173,655	216,468	250,707	292,920	1,172

Architect – 133944                                                                                                               A-2

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.78	$11.69	$12.48	$10.10	$9.48	$11.10	$9.87	$9.68
Value at end of period	$13.03	$12.78	$11.69	$12.48	$10.10	$9.48	$11.10	$9.87
Number of accumulation units outstanding at end of period	1,292	1,437	1,374	139	149	155	156	660
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.63	$14.94	$13.35	$10.35	$10.32
Value at end of period	$15.99	$15.63	$14.94	$13.35	$10.35
Number of accumulation units outstanding at end of period	1,990,684	2,144,890	2,572,486	2,926,723	3,302,668
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$26.94	$25.64	$22.85	$17.67	$15.15	$14.97	$13.23	$9.38	$13.08	$11.84
Value at end of period	$27.65	$26.94	$25.64	$22.85	$17.67	$15.15	$14.97	$13.23	$9.38	$13.08
Number of accumulation units outstanding at end of period	1,395,972	1,555,958	1,785,736	1,931,154	180,383	191,819	134,208	59,572	14,954	5,798
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.15	$16.05	$14.78	$11.42	$10.09	$10.05
Value at end of period	$17.04	$15.15	$16.05	$14.78	$11.42	$10.09
Number of accumulation units outstanding at end of period	798,271	900,745	806,254	439,382	11,732	8,772
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$31.58	$31.82	$29.61	$22.71	$20.14	$20.50	$15.94	$11.41	$18.51	$14.90
Value at end of period	$33.46	$31.58	$31.82	$29.61	$22.71	$20.14	$20.50	$15.94	$11.41	$18.51
Number of accumulation units outstanding at end of period	265,446	284,932	332,251	430,258	368,212	376,891	365,999	346,672	258,709	46,761
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.99	$18.27	$16.05	$12.44	$11.40	$12.06	$10.51	$8.55	$13.24	$12.73
Value at end of period	$19.33	$17.99	$18.27	$16.05	$12.44	$11.40	$12.06	$10.51	$8.55	$13.24
Number of accumulation units outstanding at end of period	84,372	89,427	95,260	113,511	122,908	144,777	149,175	144,666	143,995	81,210
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.52	$10.71	$10.22	$9.89	$9.25	$8.89	$8.32	$8.25
Value at end of period	$10.90	$10.52	$10.71	$10.22	$9.89	$9.25	$8.89	$8.32
Number of accumulation units outstanding at end of period	272,272	196,135	266,182	335,547	440,933	454,831	386,086	327,308
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.47	$13.89	$13.32	$11.34	$10.14	$10.37	$9.38	$9.22
Value at end of period	$14.31	$13.47	$13.89	$13.32	$11.34	$10.14	$10.37	$9.38
Number of accumulation units outstanding at end of period	1,973,849	2,138,968	2,301,439	2,606,928	2,669,437	2,825,380	3,010,618	3,290,023
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.54	$13.90	$13.29	$11.60	$10.50	$10.59	$9.64	$9.50
Value at end of period	$14.32	$13.54	$13.90	$13.29	$11.60	$10.50	$10.59	$9.64
Number of accumulation units outstanding at end of period	1,545,260	1,702,071	2,010,408	2,231,626	2,404,549	2,579,799	2,704,239	2,914,162
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.06	$13.40	$12.87	$11.81	$10.82	$10.70	$9.87	$9.75
Value at end of period	$13.68	$13.06	$13.40	$12.87	$11.81	$10.82	$10.70	$9.87
Number of accumulation units outstanding at end of period	1,100,782	1,219,821	1,411,142	1,582,121	1,675,896	1,739,307	1,802,407	1,820,200

Architect – 133944                                                                                                               A-3

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$25.51	$24.00	$21.50	$16.49	$14.58	$14.17	$12.73	$10.51
Value at end of period	$26.85	$25.51	$24.00	$21.50	$16.49	$14.58	$14.17	$12.73
Number of accumulation units outstanding at end of period	94,066	66,507	69,167	67,662	49,697	47,402	26,669	27,987
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.43	$15.31	$13.74	$10.53	$9.23	$9.12	$8.23	$5.64
Value at end of period	$16.92	$15.43	$15.31	$13.74	$10.53	$9.23	$9.12	$8.23
Number of accumulation units outstanding at end of period	29,531	28,997	64,078	49,893	34,711	37,083	38,223	29,608
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$21.73	$22.81	$20.53	$15.78	$13.74	$13.81	$13.54
Value at end of period	$24.81	$21.73	$22.81	$20.53	$15.78	$13.74	$13.81
Number of accumulation units outstanding at end of period	628,390	676,554	10,887	9,973	8,149	2,126	248
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$25.94	$26.41	$24.01	$17.98	$15.72	$16.24	$13.03	$10.04
Value at end of period	$27.43	$25.94	$26.41	$24.01	$17.98	$15.72	$16.24	$13.03
Number of accumulation units outstanding at end of period	33,424	31,424	33,350	34,847	39,904	43,201	44,158	48,501
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.68	$17.38	$15.61	$11.78	$10.20	$10.52	$8.51	$6.15	$10.55
Value at end of period	$18.68	$16.68	$17.38	$15.61	$11.78	$10.20	$10.52	$8.51	$6.15
Number of accumulation units outstanding at end of period	27,089	23,208	29,836	36,405	21,008	16,213	16,669	9,728	4,222
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.89	$16.86	$16.27	$11.88	$10.36	$10.92	$8.75	$6.99	$10.41
Value at end of period	$19.01	$15.89	$16.86	$16.27	$11.88	$10.36	$10.92	$8.75	$6.99
Number of accumulation units outstanding at end of period	23,815	22,505	23,229	29,312	21,031	20,351	23,522	16,118	11,689
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$29.67	$30.31	$29.06	$21.16	$18.60	$18.69	$14.29	$11.04	$17.06	$15.69
Value at end of period	$33.22	$29.67	$30.31	$29.06	$21.16	$18.60	$18.69	$14.29	$11.04	$17.06
Number of accumulation units outstanding at end of period	93,236	101,984	97,982	119,484	123,006	106,737	101,201	78,619	68,492	17,518
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$28.18	$28.76	$27.34	$20.10	$17.77	$18.44	$15.02	$11.93	$17.52	$16.75
Value at end of period	$34.64	$28.18	$28.76	$27.34	$20.10	$17.77	$18.44	$15.02	$11.93	$17.52
Number of accumulation units outstanding at end of period	136,594	138,258	164,842	185,143	218,416	260,992	328,705	340,079	211,209	69,019
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.61	$10.02
Value at end of period	$10.10	$9.61
Number of accumulation units outstanding at end of period	2,308,113	2,663,273
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.11	$12.23	$11.71	$12.17	$11.87	$11.21	$10.69	$10.23	$10.05
Value at end of period	$12.24	$12.11	$12.23	$11.71	$12.17	$11.87	$11.21	$10.69	$10.23
Number of accumulation units outstanding at end of period	309,252	310,485	341,156	398,937	414,766	553,441	646,868	608,436	174,461

Architect – 133944                                                                                                               A-4

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.95	$30.79	$29.80	$21.68	$18.30	$18.08	$14.44	$10.79	$18.55	$17.66
Value at end of period	$30.18	$28.95	$30.79	$29.80	$21.68	$18.30	$18.08	$14.44	$10.79	$18.55
Number of accumulation units outstanding at end of period	245,219	302,001	363,025	399,885	437,586	554,249	630,093	667,438	501,751	341,743
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.45	$11.88	$11.70	$12.95	$12.30	$11.09	$10.62	$10.00
Value at end of period	$11.75	$11.45	$11.88	$11.70	$12.95	$12.30	$11.09	$10.62
Number of accumulation units outstanding at end of period	358,627	414,191	449,480	525,100	642,934	714,352	564,388	289,877
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.76	$14.14	$12.55	$12.22	$9.82	$10.48	$9.12	$6.91	$11.88	$12.94
Value at end of period	$13.71	$13.76	$14.14	$12.55	$12.22	$9.82	$10.48	$9.12	$6.91	$11.88
Number of accumulation units outstanding at end of period	386,855	442,196	484,858	531,736	600,543	750,108	901,399	982,596	743,467	86,261
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.05	$16.73	$13.01	$12.88	$11.26	$10.39	$8.20	$6.09	$10.01	$12.29
Value at end of period	$17.60	$17.05	$16.73	$13.01	$12.88	$11.26	$10.39	$8.20	$6.09	$10.01
Number of accumulation units outstanding at end of period	18,536	20,468	24,717	31,172	34,834	37,480	42,616	55,832	57,378	49,173
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$21.08	$20.67	$18.51	$13.88	$12.49	$13.23	$11.93	$9.15	$15.21	$14.75
Value at end of period	$22.62	$21.08	$20.67	$18.51	$13.88	$12.49	$13.23	$11.93	$9.15	$15.21
Number of accumulation units outstanding at end of period	152,354	160,512	174,780	189,498	213,118	224,022	235,957	240,887	218,068	154,471
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.88	$17.56	$17.00	$12.27	$10.85	$11.27	$9.08	$7.36	$11.27	$11.06
Value at end of period	$20.67	$16.88	$17.56	$17.00	$12.27	$10.85	$11.27	$9.08	$7.36	$11.27
Number of accumulation units outstanding at end of period	39,035	42,039	53,505	57,996	66,301	69,726	79,356	105,701	115,888	85,510
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.99	$18.47	$17.60	$13.07	$11.52	$13.06	$10.28	$7.46	$12.38	$10.93
Value at end of period	$19.90	$17.99	$18.47	$17.60	$13.07	$11.52	$13.06	$10.28	$7.46	$12.38
Number of accumulation units outstanding at end of period	45,513	50,841	63,769	68,403	876,663	91,619	98,297	98,576	88,932	62,798
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.18	$15.30	$14.72	$12.97	$11.63	$11.46	$10.25	$7.84	$11.20	$11.02
Value at end of period	$16.24	$14.18	$15.30	$14.72	$12.97	$11.63	$11.46	$10.25	$7.84	$11.20
Number of accumulation units outstanding at end of period	224,216	245,284	311,026	360,934	369,507	3,597,970	365,098	383,940	371,308	263,423
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.24	$22.82	$21.12	$15.80	$13.45	$13.88	$12.18	$9.57	$15.22	$15.73
Value at end of period	$24.77	$21.24	$22.82	$21.12	$15.80	$13.45	$13.88	$12.18	$9.57	$15.22
Number of accumulation units outstanding at end of period	132,285	177,076	183,477	182,147	186,569	204,360	245,969	265,010	277,870	299,163
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.68	$22.41	$20.83	$16.88	$15.16	$15.52	$13.99	$11.55	$15.26	$14.92
Value at end of period	$24.68	$21.68	$22.41	$20.83	$16.88	$15.16	$15.52	$13.99	$11.55	$15.26
Number of accumulation units outstanding at end of period	390,876	464,652	542,943	460,512	478,310	513,414	584,506	675,826	736,747	729,065
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.60	$10.97	$10.06
Value at end of period	$12.05	$10.60	$10.97
Number of accumulation units outstanding at end of period	73,966	92,075	99,070

Architect – 133944                                                                                                               A-5

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$16.19	$16.85	$15.46	$11.66	$10.28	$10.62	$9.53	$7.77	$11.58	$11.40
Value at end of period	$19.22	$16.19	$16.85	$15.46	$11.66	$10.28	$10.62	$9.53	$7.77	$11.58
Number of accumulation units outstanding at end of period	46,260	36,343	44,297	58,163	58,115	51,301	59,743	55,382	33,019	23,386
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.19	$15.82	$15.83	$16.96	$14.39	$17.78	$14.93	$8.79	$18.22	$13.29
Value at end of period	$14.74	$13.19	$15.82	$15.83	$16.96	$14.39	$17.78	$14.93	$8.79	$18.22
Number of accumulation units outstanding at end of period	416,062	450,079	501,890	587,608	691,650	747,612	798,686	712,822	450,427	111,164
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.34	$30.56	$26.85	$20.61	$17.35	$17.21	$14.14	$11.37	$17.15	$16.92
Value at end of period	$33.31	$29.34	$30.56	$26.85	$20.61	$17.35	$17.21	$14.14	$11.37	$17.15
Number of accumulation units outstanding at end of period	110,775	134,194	163,290	208,222	213,924	231,352	236,989	237,314	216,162	186,009
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.29	$20.23	$18.86	$13.71	$11.67	$11.95	$9.52	$7.55	$10.89	$11.19
Value at end of period	$23.22	$19.29	$20.23	$18.86	$13.71	$11.67	$11.95	$9.52	$7.55	$10.89
Number of accumulation units outstanding at end of period	65,438	69,339	87,924	93,329	80,564	78,668	61,611	63,436	62,721	67,020
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$20.18	$19.16	$18.57	$15.70	$13.70	$12.69	$11.25	$8.82	$12.47	$11.48
Value at end of period	$21.04	$20.18	$19.16	$18.57	$15.70	$13.70	$12.69	$11.25	$8.82	$12.47
Number of accumulation units outstanding at end of period	49,980	54,463	612,482	59,013	69,256	74,538	86,205	68,042	56,751	66,682
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$24.67	$24.00	$23.74	$18.90	$15.74	$17.35	$15.14	$10.97	$18.62	$17.69
Value at end of period	$24.41	$24.67	$24.00	$23.74	$18.90	$15.74	$17.35	$15.14	$10.97	$18.62
Number of accumulation units outstanding at end of period	337,877	370,072	67,058	449,031	456,740	503,382	571,916	612,788	528,888	450,324
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.98	$19.18	$17.27	$14.28	$12.60	$12.37	$10.96	$8.31	$11.57	$11.20
Value at end of period	$21.37	$19.98	$19.18	$17.27	$14.28	$12.60	$12.37	$10.96	$8.31	$11.57
Number of accumulation units outstanding at end of period	3,112,980	3,444,586	3,331,237	4,023,620	3,555,956	3,553,892	4,367,788	3,320,291	1,531,768	307,430
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.52	$17.92	$16.85	$13.12	$11.31	$11.52	$10.12	$8.18	$12.85	$12.60
Value at end of period	$19.43	$16.52	$17.92	$16.85	$13.12	$11.31	$11.52	$10.12	$8.18	$12.85
Number of accumulation units outstanding at end of period	429,557	436,662	480,881	500,519	527,173	549,501	581,466	539,839	426,558	275,482
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.44	$25.08	$23.37	$16.99	$14.47	$14.81	$12.83	$9.09	$15.93	$14.68
Value at end of period	$27.51	$27.44	$25.08	$23.37	$16.99	$14.47	$14.81	$12.83	$9.09	$15.93
Number of accumulation units outstanding at end of period	168,476	188,555	215,942	227,429	230,718	232,113	278,074	258,179	243,928	191,979
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$23.32	$12.57	$12.84	$11.34	$9.65	$11.12	$9.87	$7.24	$14.49	$12.25
Value at end of period	$12.43	$23.32	$12.57	$12.84	$11.34	$9.65	$11.12	$9.87	$7.24	$14.49
Number of accumulation units outstanding at end of period	152,540	166,115	140,688	140,794	140,196	142,426	154,658	152,028	145,334	50,962
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.00	$12.57	$13.64	$11.48	$9.78	$11.25	$10.46	$8.02	$13.64	$11.95
Value at end of period	$12.08	$12.00	$12.57	$13.64	$11.48	$9.78	$11.25	$10.46	$8.02	$13.64
Number of accumulation units outstanding at end of period	255,634	298,233	336,650	361,847	395,849	271,008	292,470	293,112	261,242	77,246

Architect – 133944                                                                                                               A-6

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.66	$13.83	$14.37	$11.11	$9.22	$9.88	$9.26	$7.07	$11.84	$11.67
Value at end of period	$13.90	$12.66	$13.83	$14.37	$11.11	$9.22	$9.88	$9.26	$7.07	$11.84
Number of accumulation units outstanding at end of period	94,340	111,774	115,766	112,393	125,066	147,724	149,375	131,379	135,799	109,426

Separate Account Annual Charges of 2.25%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.01	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94	$9.56
Value at end of period	$11.17	$11.01	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94
Number of accumulation units outstanding at end of period	0	7,323	16,203	16,422	16,727	27,411	27,518	27,510	9,879
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$9.10	$9.55	$9.31	$8.38	$7.45	$7.93	$7.92
Value at end of period	$9.41	$9.10	$9.55	$9.31	$8.38	$7.45	$7.93
Number of accumulation units outstanding at end of period	0	7,515	1,744	0	473	480	465
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.89	$10.50	$10.32
Value at end of period	$10.29	$9.89	$10.50
Number of accumulation units outstanding at end of period	0	5,426	5,428
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.58	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01	$10.03
Value at end of period	$8.39	$8.58	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01
Number of accumulation units outstanding at end of period	0	0	7,902	7,902	7,905	8,284	10,193	26,143	10,377
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.06	$14.64	$13.60	$10.69	$9.49	$9.99
Value at end of period	$15.01	$14.06	$14.64	$13.60	$10.69	$9.49
Number of accumulation units outstanding at end of period	0	0	5,543	5,539	5,540	5,542
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.89	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88	$13.28
Value at end of period	$12.98	$12.89	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	738
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.82	$14.42	$14.59	$14.13	$12.67	$12.41	$12.56
Value at end of period	$15.48	$13.82	$14.42	$14.59	$14.13	$12.67	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	268

Architect – 133944                                                                                                               A-7

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.43	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83	$8.81
Value at end of period	$11.64	$11.43	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83
Number of accumulation units outstanding at end of period	0	7,054	26,193	1,765	2,495	2,528	5,609	5,113	374
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.27	$9.62	$10.18
Value at end of period	$9.10	$9.27	$9.62
Number of accumulation units outstanding at end of period	0	7,526	14,210
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2014)
Value at beginning of period	$11.82	$10.94	$11.76
Value at end of period	$11.89	$11.82	$10.94
Number of accumulation units outstanding at end of period	0	4,733	4,734
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$14.92	$14.44	$13.07	$10.26	$9.83
Value at end of period	$15.08	$14.92	$14.44	$13.07	$10.26
Number of accumulation units outstanding at end of period	0	5,404	26,145	27,149	28,099
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$22.21	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77	$8.86
Value at end of period	$22.51	$22.21	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77
Number of accumulation units outstanding at end of period	0	10,162	11,949	294	0	0	302	318
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.23	$15.27	$15.08
Value at end of period	$15.81	$14.23	$15.27
Number of accumulation units outstanding at end of period	0	0	244
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.46	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36	$9.21
Value at end of period	$13.07	$12.46	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	0	76,820	80,446	80,416	88,344	88,698	89,093	94,422
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.52	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61	$9.49
Value at end of period	$13.08	$12.52	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	0	25,999	29,466	29,573	25,203	25,260	24,492	21,970
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.08	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84	$9.75
Value at end of period	$12.49	$12.08	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	0	10,926	14,650	14,693	16,439	16,546	16,157	15,967
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$23.44	$22.33	$20.26	$16.12
Value at end of period	$24.36	$23.44	$22.33	$20.26
Number of accumulation units outstanding at end of period	0	1,927	1,927	491

Architect – 133944                                                                                                               A-8

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$19.97	$21.22	$19.35	$15.53
Value at end of period	$22.51	$19.97	$21.22	$19.35
Number of accumulation units outstanding at end of period	0	0	0	510
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$23.83	$24.57	$22.62	$17.15	$15.19	$15.89	$16.01
Value at end of period	$24.89	$23.83	$24.57	$22.62	$17.15	$15.19	$15.89
Number of accumulation units outstanding at end of period	0	996	996	0	0	0	686
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.13	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09	$8.60
Value at end of period	$16.73	$15.13	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09
Number of accumulation units outstanding at end of period	0	1,683	1,798	1,807	141	395	412	454	481
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.41	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93	$9.41
Value at end of period	$17.02	$14.41	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93
Number of accumulation units outstanding at end of period	0	0	99	99	459	1,676	1,712	368	1,330
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.37	$15.89	$15.29	$12.16
Value at end of period	$18.66	$15.37	$15.89	$15.29
Number of accumulation units outstanding at end of period	0	5,064	5,063	2,532
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.98	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14	$9.86
Value at end of period	$10.96	$10.98	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14
Number of accumulation units outstanding at end of period	0	0	0	952	336	329	332	0	1,958
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.16	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17	$9.84
Value at end of period	$15.61	$15.16	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17
Number of accumulation units outstanding at end of period	0	0	1,867	1,821	1,399	2,725	2,371	3,490	3,214
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.52	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52	$10.08
Value at end of period	$10.66	$10.52	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	0	0	10,208	29,610	47,932	10,860	9,724	675
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.09	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86	$6.30
Value at end of period	$17.42	$17.09	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	220	224	340
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.23	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28	$10.22
Value at end of period	$14.02	$13.23	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28
Number of accumulation units outstanding at end of period	0	0	7,272	7,299	7,362	7,377	7,380	13,795	12,862

Architect – 133944                                                                                                               A-9

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.74	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02	$10.43
Value at end of period	$17.83	$14.74	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02
Number of accumulation units outstanding at end of period	0	0	997	997	997	997	997	997	997
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.76	$14.31	$13.81	$10.38	$9.27	$10.64	$8.48	$6.23	$5.86
Value at end of period	$15.04	$13.76	$14.31	$13.81	$10.38	$9.27	$10.64	$8.48	$6.23
Number of accumulation units outstanding at end of period	0	1,166	2,114	978	1,041	1,431	1,430	1,497	195
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.69	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11	$8.91
Value at end of period	$13.22	$11.69	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11
Number of accumulation units outstanding at end of period	0	6,897	6,409	6,255	6,184	6,381	6,379	6,469
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.35	$10.85	$10.23
Value at end of period	$11.62	$10.35	$10.85
Number of accumulation units outstanding at end of period	0	0	12,212
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.74	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91	$10.03
Value at end of period	$7.44	$6.74	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91
Number of accumulation units outstanding at end of period	0	0	374	360	290	1,664	1,656	4,022	3,703
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.23	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87	$9.66
Value at end of period	$18.20	$16.23	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87
Number of accumulation units outstanding at end of period	0	0	4,589	4,803	4,038	4,035	4,037	4,035	4,036
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.37	$18.45	$17.41	$15.98
Value at end of period	$20.65	$17.37	$18.45	$17.41
Number of accumulation units outstanding at end of period	0	0	632	691
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.90	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11	$9.51
Value at end of period	$15.34	$14.90	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11
Number of accumulation units outstanding at end of period	0	0	4,652	8,670	8,669	8,765	9,423	9,575	6,198
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.14	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33	$9.99
Value at end of period	$17.05	$16.14	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33
Number of accumulation units outstanding at end of period	6,064	11,733	31,768	33,935	35,769	76,964	83,740	47,549	18,502
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$12.22	$13.43	$12.78	$10.98
Value at end of period	$14.19	$12.22	$13.43	$12.78
Number of accumulation units outstanding at end of period	0	5,949	5,947	5,287

Architect – 133944                                                                                                               A-10

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.43	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29	$6.82
Value at end of period	$16.26	$16.43	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29
Number of accumulation units outstanding at end of period	0	0	1,865	1,462	0	2,336	857	1,706
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.15	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23	$10.18
Value at end of period	$8.12	$8.15	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23
Number of accumulation units outstanding at end of period	0	0	254	240	235	617	623	5,493	5,741
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.16	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67	$7.86
Value at end of period	$8.11	$8.16	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	894
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13	$9.42
Value at end of period	$10.90	$10.05	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13
Number of accumulation units outstanding at end of period	0	0	8,330	3,599	2,906	2,905	2,906	2,904	3,346

Architect – 133944                                                                                                               A-11

Appendix B

The Investment Portfolios

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
ProFund VP Bull	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Rising Rates Opportunity	Voya SmallCap Opportunities Portfolio (Class S)
Voya Global Equity Portfolio (Class S)	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)	VY® Clarion Real Estate Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® JP Morgan Mid Cap Value Portfolio (Class S)
Voya International Index Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. The investment portfolios that are currently available for allocation are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in them. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s website or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your Contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the Contract have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Certain funds employ a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Architect – 133944                                                                  B-1

Fund Name Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Voya Euro STOXX 50® Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.
Voya FTSE 100 Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.

Architect – 133944                                                                  B-2

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Japan TOPIX Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser:  Voya Investments, LLC

Subadviser:  Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC d/b/a The London Company

Seeks reasonable income and capital growth.

Architect – 133944                                                                  B-3

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.

Architect – 133944                                                                  B-4

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.

VY® FMR® Diversified Mid Cap Portfolio

Investment Adviser:  Voya Investments, LLC

Subadviser:  Fidelity Management & Research Company

(FMR® is a registered service mark of FMR LLC. Used with permission.)

Seeks long-term growth of capital.

Architect – 133944                                                                  B-5

Fund Name Investment Adviser/Subadviser	Investment Objective
VY® Franklin Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Architect – 133944                                                                  B-6

Fund Name Investment Adviser/Subadviser	Investment Objective
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person:  (1) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (2) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (3) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

Architect – 133944                                                                  B-7

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED:  (1) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (2) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (3) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (4) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

Architect – 133944                                                                  B-8

Appendix C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity Contract. The Fixed Account, which is a segregated asset account of VIAC, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer dollar cost averaging Fixed Interest Allocations, which are six-month and one-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by VIAC, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment. A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your Contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return your Contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II.

Architect – 133944                                                                  C-1

Transfers from a Fixed Interest Allocation

You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods or to any of the subaccounts of Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment:  (1) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and (2) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of contract value in each Fixed Interest Allocation as follows:

1)   We take the contract value in the Fixed Interest Allocation at the end of the preceding business day;

2)   We credit a daily rate of interest on 1) at the guaranteed rate since the preceding business day;

3)   We add 1) and 2);

4)   We subtract from 3) any transfers from that Fixed Interest Allocation; and

5)   We subtract from 4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Architect – 133944                                                                  C-2

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for Fixed Account II.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows:  we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of one year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to six months.

More Information

See the prospectus for Fixed Account II.

Architect – 133944                                                                  C-3

Appendix D

Surrender Charge for Excess Withdrawals Example

This example assumes the following:

•    You made an initial premium payment of $10,000;

•    You choose the standard surrender charge schedule;

•    You made additional premium payments of $10,000 in each of the second and third contract years (for total premium payments under the Contract of $30,000); and

•    You make a withdrawal at the beginning of the fifth contract year of 15% of the contract value, which is then $35,000.

(This example does not reflect the premium credits that we would otherwise add to your contract value based on these premium payments),  In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw at the beginning of the fifth contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15).

Therefore, $1,750 ($5,250 – $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

Architect – 133944                                                                  D-1

Appendix E

Special Funds and Excluded Funds Examples

Example #1:  The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your contract value to Special Funds.

7% MGDB if 50% invested in Special Funds				7% MGDB if 0% invested in Special Funds				7% MGDB if 100% invested in Special Funds

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6				7% MGDB if transferred to Covered Funds at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

Architect – 133944                                                                  E-1

Example #2:  The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your contract value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	7% MGDB	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	6 00	600

Note: AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV).

Architect – 133944                                                                  E-2

Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:    7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or proportional portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note:    7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

Architect – 133944                                                                  E-3

Appendix F

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$469.00	$420.91	$418.29	$418.29
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$469.00	$746.78	$820.30	$871.45

Example 2
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$134,392	$122,674	$122,065	$122,065
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$630.30	$575.34	$572.48	$572.48
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$630.30	$746.78	$820.30	$871.45

Architect – 133944                                                                  F-1

Example 3
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$ 200,448
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,012.54	$941.82	$940.11	$940.10
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$837.40	$835.87	$887.98
	Income	$1,012.54	$941.82	$940.11	$940.10

Example 4
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$254,233	$236,719	$236,665	$236,238
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$987.12	$986.89	$1,046.53
	Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

Architect – 133944                                                                  F-2

Appendix G

Voya LifePay Plus and Voya Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1:  Adjustment to the Voya LifePay Plus Base for a withdrawal taken prior to the Lifetime Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. Because the Voya LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the Voya LifePay Plus Base and contract value before the withdrawal are $100,000 and $90,000, respectively, then the Voya LifePay Plus Base will reduce by 3.33% ($3,000 / $90,000) to $96,667 ((1 - 3.33%) * $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate proportional reduction to the Voya LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value before this withdrawal is $50,000, and the contract value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Architect – 133944                                                                  G-1

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4:  The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this Contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5:  A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

Architect – 133944                                                                  G-2

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.12% ($2,000 / ($50,000 - $1,500)) to $4,794 ((1 - 4.12%) * $5,000).

Illustration 6:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the contract value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

Architect – 133944                                                                  G-3

Appendix H

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A    Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B    Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.

II. Partial Withdrawals

A    Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds ($65,000), 30% to the Fixed Allocation Funds ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B    Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Funds. Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,800) is 30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

Architect – 133944                                                                  H-1

Appendix I

Voya LifePay Plus and Voya Joint LifePay Plus

Important Note:

The information immediately below pertains to the form of the Voya LifePay Plus and Voya Joint LifePay Plus riders available for sale on and after April 28, 2008 through May 1, 2009 in states where approved (page I-8 for the Voya Joint LifePay Plus rider). If this form of the Voya LifePay Plus or Voya Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-17 for more information (page I-24 for the Voya Joint LifePay Plus rider).

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider. The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The Voya LifePay Plus rider is subject to broker/dealer availability. Please note that the Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after September 12, 2006, are eligible for the Voya LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the Voya LifePay or Voya LifePay Plus rider, then you may be eligible to elect this version of the Voya LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact Customer Service for more information.

Rider Effective Date. The rider effective date is the date that coverage under the Voya LifePay Plus rider begins. If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider effective date is also the contract date. If the Voya LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Charge. The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

This quarterly charge is a percentage of the Voya LifePay Plus Base. The current annual charge is 0.75% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the Voya LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.”

Architect – 133944                                                                  I-1

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

No Cancellation. Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you:  (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Voya LifePay Plus rider.

Termination. The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:  terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Voya LifePay Plus rider; or die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The Voya LifePay Plus rider also terminates with a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Voya LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Voya LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the annuitant’s death. The Voya LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The Voya LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base. The Voya LifePay Plus Base is first calculated when you purchase the Voya LifePay Plus rider:  on the contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the contract date – equal to the contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say, for example, the current contract value is $90,000 on a Contract with the Voya LifePay Plus rider in the Lifetime Withdrawal Phase. The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

Architect – 133944                                                                  I-2

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the Voya LifePay Plus Base – in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The Voya LifePay Plus Base is recalculated on each contract anniversary to equal the greater of:  the current Voya LifePay Plus Base; or the current contract value (excluding any premium credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the Voya LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya LifePay Plus rider upon a the Annual Ratchet. You will never pay more than new issues of the Voya LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current Voya LifePay Plus Base; the current contract value (excluding any premium credits applied during the preceding 36 months); and the Voya LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received (excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6%Compounding Step-Ups. The 6%Compounding Step-Up is not assessed proportionately. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6%Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7% Compounding Step-Up is not assessed proportionately.

Architect – 133944                                                                  I-3

Say, for example, that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a Step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Base or the current contract value (excluding any premium credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•      The date annuity payments begin (see “THE ANNUITY OPTIONS”);

•      Reduction of the contract value to zero by an Excess Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      Surrender of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Voya LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
5%	59½ to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon a the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchets and 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with a the Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the contract value (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to the contract value (excluding any premium credits applied during the preceding 36 months). The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the Voya LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Architect – 133944                                                                  I-4

Required Minimum Distributions. The Voya LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the Voya LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the Voya LifePay Plus rider.).You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:  the Contract will provide no further benefits (including death benefits) other than as provided under the Voya LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the Voya LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the Voya LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the Voya LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the Voya LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Architect – 133944                                                                  I-5

Investment Option Restrictions. While the Voya LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Voya LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Architect – 133944                                                                  I-6

Death of Owner or Annuitant. The Voya LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, an Voya LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

Voya LifePay Plus Death Benefit Base. The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya LifePay Plus rider:  on the contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the contract date – equal to the contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments. The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The Voya LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Voya LifePay Plus rider. Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the Voya LifePay Plus Base is recalculated to equal the contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the Voya LifePay Plus Base is recalculated to equal the greater of:  the contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated Voya LifePay Plus Base, subject to proportional adjustment for any withdrawals before spousal continuation. Regardless, the Voya LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume are Excess Withdrawals. The Voya LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the Voya LifePay Plus Base (Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the Voya LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the Voya LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to the contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Architect – 133944                                                                  I-7

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the Voya LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Voya Joint LifePay Plus rider.

Change of Owner or Annuitant. The Voya LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon any ownership change or change of annuitant, except for:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual;

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and

•      Change of owner pursuant to a court order.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your contract value is reduced to zero, any periodic payments under the Voya LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Loans. No loans are permitted on Contracts with the Voya LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:

The below information pertains to the form of the Voya Joint LifePay Plus rider available for sale beginning on and after April 28, 2008 through May 1, 2009, in states where approved. If this form of the Voya Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-24.

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider. The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Eligibility. The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The Voya Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the Voya Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after September 12, 2006, are eligible for the Voya Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the Voya Joint LifePay or Voya Joint LifePay Plus rider, then you may be eligible to elect this version of the Voya Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact Customer Service for more information.

Architect – 133944                                                                  I-8

Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts:  joint owners must be spouses, and one of the owners the annuitant; and for a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified Contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified Contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the Voya Joint LifePay Plus rider begins. If you purchase the Voya Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the contract date. If the Voya Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Voya Joint LifePay Plus rider. There must be two Active Spouses when you purchase the Voya Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider, including continuing the Voya Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

•      For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

•      For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or

•      The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Voya Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Voya Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

Charge. The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.05%

This quarterly charge is a percentage of the Voya LifePay Plus Base. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon a the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.”

Architect – 133944                                                                  I-9

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

No Cancellation. Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you:  (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Voya Joint LifePay Plus rider.

Termination. The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:  (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Voya Joint LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The Voya Joint LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Voya Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Voya Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the last Active Spouse’s death. The Voya LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The Voya Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Voya Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya Joint LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base. The Voya LifePay Plus Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  on the contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the contract date – equal to the contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say, for example, the current contract value is $90,000 on a Contract with the Voya Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

Architect – 133944                                                                  I-10

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the Voya LifePay Plus Base – in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The Voya LifePay Plus Base is recalculated on each contract anniversary  – to equal the greater of:  the current Voya LifePay Plus Base; or the current contract value (excluding any premium credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the Voya LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Voya Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current Voya LifePay Plus Base; the current contract value (excluding any premium credits applied during the preceding 36 months); and the Voya LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received (excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not assessed proportionately. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call the 7% Compounding Step-Up. The 7% Compounding Step-Up is not assessed proportionately.

Say, for example, that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Architect – 133944                                                                  I-11

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Base or the current contract value (excluding any premium credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•      The date annuity payments begin (see “THE ANNUITY OPTIONS”);

•      Reduction of the contract value to zero by an Excess Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      Surrender of the Contract;

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or

•      The last Active Spouse dies.

The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Voya Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal thereafter is recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the contract value (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to the contract value (excluding any premium credits applied during the preceding 36 months). The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the Voya Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Architect – 133944                                                                  I-12

Required Minimum Distributions. The Voya Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the Voya Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the Voya Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:  the Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the Voya Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the Voya LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the Voya Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the Voya LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

Architect – 133944                                                                  I-13

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Voya Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage of the total contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Voya Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

Architect – 133944                                                                  I-14

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Voya Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the Voya LifePay Plus Base. See “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The Voya Joint LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

Voya LifePay Plus Death Benefit Base. The Voya Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  on the contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the contract date – equal to the contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments. The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The Voya LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” for more information.

There is no additional charge for the death benefit associated with the Voya Joint LifePay Plus rider. Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the Voya LifePay Plus Base is recalculated to equal the greater of:  the contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated Voya LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

Architect – 133944                                                                  I-15

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the Voya LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to the contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the Voya LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The Voya Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of annuitant, except for:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;

•      For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and

•      Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your contract value is reduced to zero, any periodic payments under the Voya Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Loans. No loans are permitted on Contracts with the Voya Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:

The information immediately below pertains to the form of the Voya LifePay Plus rider available for sale on and after August 20, 2007, through April 28, 2008, in states where approved.

Architect – 133944                                                                  I-16

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider. The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the Voya LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The Voya LifePay Plus rider is available for Contracts issued on and after August 20, 2007, (subject to availability and state approvals) that do not already have a living benefit rider. The Voya LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact Customer Service for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly contract anniversary.

Rider Date. The rider date is the date the Voya LifePay Plus rider becomes effective. If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider date is also the contract date.

Charge. The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the Voya LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the Voya LifePay Plus rider.

Termination. The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•      Annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

•      Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Architect – 133944                                                                  I-17

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed. While the Voya LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•      Quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

•      Reduction of the Voya LifePay Plus Base to zero, at which time the rider will terminate;

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

•      The surrender or annuitization of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that the withdrawals while the Voya LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59½. This status continues until the earliest of:

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

•      The surrender or annuitization of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the Voya LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya LifePay Plus Rider Works. The Voya LifePay Plus Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the Voya LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The Voya LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•      If you purchased the Voya LifePay Plus rider on the contract date, the initial Voya LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or

•      If you purchased the Voya LifePay Plus rider after the contract date, the initial Voya LifePay Plus Base is equal to the contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial Voya LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the Voya LifePay Plus Base is recalculated as the greater of:

•      The current Voya LifePay Plus Base; and

•      The current contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Architect – 133944                                                                  I-18

Also, on each of the first ten contract anniversaries, the Voya LifePay Plus Base is recalculated as the greatest of:

•      The current Voya LifePay Plus Base;

•      The current contract value (excluding any premium credits applied during the 36 months preceding the calculation); and

•      The Voya LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your Contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied during the preceding 36 months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The Voya LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Voya LifePay Plus rider (see “Voya LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of:  (1) the contract value; and (2) the Voya LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
0 to 75*	5%*
76 to 80	6%
81+	7%

____________________

*   If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the Voya LifePay Plus Base will automatically be reset to the current contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached, while you are in the Voya LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

Architect – 133944                                                                  I-19

If withdrawals in any contract year exceed the Maximum Annual Withdrawal, then the Voya LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally. This means that both the Voya LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the contract value determined:

•      Before the withdrawal, for the excess withdrawal; and

•      After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the Voya LifePay Plus rider, subject to the following rules:

•      If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•      Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year;

•      Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year;

•      Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•      The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and

•      If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the Voya LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Voya LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits other than as provided under the Voya LifePay Plus rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the Voya LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

Architect – 133944                                                                  I-20

The periodic payments will begin on the last day of the first full contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits other than as provided under the Voya LifePay Plus rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the Voya LifePay Plus Base to the current  contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the Voya LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Architect – 133944                                                                  I-21

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if  it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Voya LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The Voya LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract, the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner. See “DEATH BENEFIT CHOICES – Continuation After Death – Spouse.

If the rider is in the Growth Phase at the time of spousal continuation:

•      The rider will continue in the Growth Phase;

•      On the date the rider is continued, the Voya LifePay Plus Base will be reset to equal the greater of the Voya LifePay Plus Base and the then current contract value;

•      The Voya LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

•      Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

•      Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;

•      The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

•      The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

Architect – 133944                                                                  I-22

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•      The rider will continue in the Withdrawal Phase;

•      The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date;

•      On the quarterly contract anniversary that the date the rider is continued;

>    If the surviving spouse was not the annuitant before the owner’s death, then the Voya LifePay Plus Base will be reset to the current contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new Voya LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the contract value to fall to zero will terminate the Contract and the rider; or

>    If the surviving spouse was the annuitant before the owner’s death, then the Voya LifePay Plus Base will be reset to the current contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new Voya LifePay Plus Base by the Maximum Annual Withdrawal percentage. Withdrawals are permitted pursuant to the other provisions of the rider; and

•      The rider charges will restart on the quarter contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of Voya LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the Voya LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the Voya LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining Voya LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual;

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

•      Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the Voya LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the Voya LifePay Plus rider are not subject to surrender charges.

Loans. No loans are permitted on Contracts with the Voya LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:

The information immediately below pertains to the form of the Voya Joint LifePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

Architect – 133944                                                                  I-23

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider. The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the Voya Joint LifePay Plus rider is effective. The issue age is the age of the owners on the contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The Voya Joint LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The Voya Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the Voya Joint LifePay Plus rider to be elected after a Contract has been issued without it, subject to certain conditions. Please contact Customer Service for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The Voya Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay Plus rider. These designations depend upon whether the Contract is issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The Voya Joint LifePay Plus rider date is the date the Voya Joint LifePay Plus rider becomes effective. If you purchase the Voya Joint LifePay Plus rider when the Contract is issued, the Voya Joint LifePay Plus rider date is also the contract date.

Charge. The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

Architect – 133944                                                                  I-24

This quarterly charge is a percentage of the Voya Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period (or otherwise cancel the Contract pursuant to its terms), surrender or annuitize in lieu of payments under the Voya Joint LifePay Plus rider. These events automatically cancel the Voya Joint LifePay Plus rider.

Termination. The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•      Terminate your Contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the Voya Joint LifePay Plus rider;

•      Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the Contract is a custodial IRA), unless your spouse elects to continue the Contract (and your spouse is active for purposes of the Voya Joint LifePay Plus rider); or

•      Change the owner of the Contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the Voya Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Voya Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the Voya Joint LifePay Plus rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Voya Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•      For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;

•      For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and

•      In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned Contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider. However, all charges for the Voya Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Voya Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the Contract. See “Divorce,” below.

Architect – 133944                                                                  I-25

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the Voya LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•      Quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

•      Reduction of the Voya Joint LifePay Plus Base to zero, at which time the rider will terminate;

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

•      The surrender or annuitization of the Contract; or

•      The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the Voya LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

•      The annuity commencement date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

•      The surrender of the Contract; or

•      The death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the Voya Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya Joint LifePay Plus Rider Works. The Voya Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Voya Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the Contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the Voya Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The Voya Joint LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•      If you purchased the Voya Joint LifePay Plus rider on the contract date, the initial Voya Joint LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or

•      If you purchased the Voya Joint LifePay Plus rider after the contract date, the initial Voya Joint LifePay Plus Base is equal to the contract value on the effective date of the Voya Joint LifePay Plus rider (excluding any premium credits applied during the preceding 36 months).

Architect – 133944                                                                  I-26

During the Growth Phase, the initial Voya Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the Voya Joint LifePay Plus Base is recalculated as the greater of:

•      The current Voya Joint LifePay Plus Base; and

•      The current contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the Voya Joint LifePay Plus Base is recalculated as the greatest of:

•      The current Voya Joint LifePay Plus Base;

•      The current contract value (excluding any premium credits applied during the 36 months preceding the calculation); and

•      The Voya Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your Contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied during the prior 36 months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The Voya Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Voya Joint LifePay Plus rider (see “Voya Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the Voya Joint LifePay Plus Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the Voya Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active Spouse’s Age	Maximum Annual Withdrawal Percentage
0 to 75*	5%*
76 to 80	6%
81+	7%

___________________

*   If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the Voya Joint LifePay Plus Base will automatically be reset to the current contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the Contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

Architect – 133944                                                                  I-27

If the Contract’s annuity commencement date is reached while you are in the Voya LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Voya Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally. This means that both the Voya Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Voya Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the Voya Joint LifePay Plus rider, subject to the following:

•      If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•      Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year;

•      Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year;

•      Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•      The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and

•      If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the Voya Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Voya Joint LifePay Plus Base is exhausted.

Architect – 133944                                                                  I-28

When the rider enters Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits other than as provided under the Voya Joint LifePay Plus rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the Voya Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the Voya Joint LifePay Plus rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Voya Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Voya Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

The Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Voya Joint LifePay Plus rider at the time this status begins. If both spouses are active under the Voya Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the Voya Joint LifePay Plus rider and the Contract will terminate without further value. If only one spouse is active under the Voya Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the Voya Joint LifePay Plus rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the contract year when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Architect – 133944                                                                  I-29

Voya Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the Voya Joint LifePay Plus Base to the current contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Voya Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such investment funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Voya Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Architect – 133944                                                                  I-30

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Voya Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the Voya Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below:

•      If both spouses are in active status:  If the surviving spouse elects to continue the Contract and becomes the sole owner and annuitant, the Voya Joint LifePay Plus rider will remain in effect pursuant to its original terms and Voya Joint LifePay Plus coverage and charges will continue. As of the date the Contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the Contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the Contract, Voya Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

•      If the surviving spouse is in inactive status:  The Voya Joint LifePay Plus rider terminates and Voya Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The Voya Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•      Spousal continuation by an active spouse, as described above;

•      Change of owner from one custodian to another custodian for the benefit of the same individual;

•      Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the Contract);

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

•      For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

•      Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the Voya Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the Voya Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Architect – 133944                                                                  I-31

Voya LifePay Plus and Voya Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899  ((1 - 2.02%) * $5,000).

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

Architect – 133944                                                                  I-32

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the  Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4:  The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

Architect – 133944                                                                  I-33

Appendix J

Voya LifePay and Voya Joint LifePay

(Available for Contracts issued through August 20, 2007, subject to state approval.)

Voya LifePay Minimum Guaranteed Withdrawal Benefit (“Voya LifePay”) Rider. The Voya LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the Voya LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the contract anniversary on which the rider is effective. Some broker dealers may limit the availability of the rider to younger ages. The Voya LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that contract anniversary.

Rider Date. The rider date is the date the Voya LifePay rider becomes effective. If you purchase the Voya LifePay rider when the Contract is issued, the rider date is also the contract date.

Charge. The charge for the Voya LifePay rider, a living benefit, is deducted quarterly and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be assessed proportionately based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is assessed proportionately based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status.  Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Voya LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the Voya LifePay rider.

Architect – 133944                                                                   J-1

Termination. The Voya LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•      Annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

•      Die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the Voya LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

•      The annuity start date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•      The surrender or annuitization of the Contract; or

•      The death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the Voya LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya LifePay Rider Works. The Voya LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity start date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity start date, whichever occurs first.

Benefits paid under the Voya LifePay rider require the calculation of the Maximum Annual Withdrawal. The Voya LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•      If you purchased the Voya LifePay rider on the contract date, the initial Voya LifePay Base is equal to the initial premium, plus premium credits, if applicable; or

•      If you purchased the Voya LifePay rider after the contract date, the initial Voya LifePay Base is equal to the contract value on the effective date of the rider.

The initial Voya LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The Voya LifePay Base is also increased to equal the contract value if the contract value is greater than the current Voya LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The Voya LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Voya LifePay rider (see “Voya LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Architect – 133944                                                                   J-2

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of:  (1) the contract value; and (2) the Voya LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
50 to 59	4%
60 to 75	5%
76 to 80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the annuity start date is reached, the rider will enter the Withdrawal Phase and will be annuitized. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the contract value determined:

•      Before the withdrawal, for the excess withdrawal; and

•      After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the Voya LifePay rider, subject to the following rules:

•      If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•      Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year;

•      Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;

•      Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•      The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and

•      If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

Architect – 133944                                                                   J-3

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the Voya LifePay Base proportionally, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits other than as provided under the Voya LifePay rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Voya LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. While the Voya LifePay rider is in effect, there are limits on the investment portfolios to which your contract value may be allocated. Contract value allocated to investment portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such investment funds after the date of the change.

Architect – 133944                                                                   J-4

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Voya LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I. By electing to purchase the Voya LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya LifePay rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The Voya LifePay rider and charges terminate on the earlier of:

•      If the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

•      The date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

•      The spouse is at least 50 years old on the date the Contract is continued; and

•      The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

•      The rider will continue in the Growth Phase;

•      On the date the rider is continued, the Voya LifePay Base will be reset to equal the greater of the Voya LifePay Base and the then current contract value;

•      The Voya LifePay charges will restart and be the same as were in effect prior to the claim date; and

•      The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

Architect – 133944                                                                   J-5

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•      The rider will continue in the Withdrawal Phase;

•      On the contract anniversary following the date the rider is continued:

>    If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the contract value on that contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the contract value to fall to zero will terminate the Contract and the rider; or

>    If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the contract value on that contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions; and

•      The rider charges will restart on the contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of Voya LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the Voya LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the Voya LifePay rider until the death of the annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•      Spousal continuation as described above;

•      Change of owner from one custodian to another custodian;

•      Change of owner from a custodian for the benefit of an individual to the same individual;

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•      Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

•      Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the Voya LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the Voya LifePay rider are not subject to surrender charges.

Loans. The portion of any contract value used to pay off an outstanding loan balance will reduce the Voya LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the Voya LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the Voya LifePay Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Voya Joint LifePay Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay”) Rider. The Voya Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Architect – 133944                                                                   J-6

Purchase. The Voya Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Requirements” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the Voya Joint LifePay rider is effective. The issue age is the age of the owners on the contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The Voya Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the Voya Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and in compliance with the investment restrictions described below. The Voya Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay rider. These designations depend upon whether the Contract is issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The Voya Joint LifePay rider date is the date the Voya Joint LifePay rider becomes effective. If you purchase the Voya Joint LifePay rider when the Contract is issued, the Voya Joint LifePay rider date is also the contract date.

Charge. The charge for the Voya Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be assessed proportionately based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is assessed proportionately based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status.  Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

Architect – 133944                                                                   J-7

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Voya Joint LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period (or otherwise cancel the Contract pursuant to its terms), surrender or annuitize in lieu of payments under the Voya Joint LifePay rider. These events automatically cancel the Voya Joint LifePay rider.

Termination. The Voya Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•      Terminate your Contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the Voya Joint LifePay rider;

•      Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the Contract is a custodial IRA), unless your spouse elects to continue the Contract (and your spouse is active for purposes of the Voya Joint LifePay rider); or

•      Change the owner of the Contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the Voya Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the Voya Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Voya Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the Voya Joint LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Voya Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•      For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;

•      For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and

•      In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay rider. However, all charges for the Voya Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Voya Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the Contract. See “Divorce” below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the Voya Joint LifePay rider is issued (the “effective date of the Voya Joint LifePay rider”) and continues until the earliest of:

•      The annuity start date;

•      Reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•      Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

•      The surrender of the Contract; or

•      The death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the Contract.

Architect – 133944                                                                   J-8

As described below, certain features of the Voya Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya Joint LifePay Rider Works. The Voya Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Voya Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the annuity start date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the Contract (other than investment advisory fees, as described below) or the annuity start date, whichever occurs first. During the accumulation phase of the Contract, the Voya Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the Contract, the Voya Joint LifePay rider may only be in the Withdrawal Phase. The Voya Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the Voya Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the Voya Joint Life Pay rider and Contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can no longer elect to receive annuity payments.

Benefits paid under the Voya Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The Voya Joint LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•      If you purchased the Voya Joint LifePay rider on the contract date, the initial Voya Joint LifePay Base is equal to the initial premium, plus premium credits, if applicable; or

•      If you purchased the Voya Joint LifePay rider after the contract date, the initial Voya Joint LifePay Base is equal to the contract value on the effective date of the Voya Joint LifePay rider.

The initial Voya Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The Voya Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current Voya Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the Voya Joint LifePay rider during the Growth Phase. The Voya Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Voya Joint LifePay rider (see “Voya Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the Voya Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the Voya Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
55 to 64	4%
65 to 75	5%
76 to 80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the Contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

Architect – 133944                                                                   J-9

If the Voya Joint LifePay rider is in the Growth Phase, and the annuity start date is reached, the Voya Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction of the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Voya Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the Voya Joint LifePay rider, subject to the following:

•      If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•      You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•      Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year;

•      Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;

•      Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•      The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and

•      If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the Voya Joint LifePay Base proportionally, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the Voya Joint LifePay rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal” above.

Architect – 133944                                                                   J-10

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Voya Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Voya Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

•      The Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay rider;

•      No further premium payments will be accepted; and

•      Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Voya Joint LifePay rider at the time this status begins. If both spouses are active under the Voya Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the Voya Joint LifePay rider and the Contract will terminate without further value. If only one spouse is active under the Voya Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the Voya Joint LifePay rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the contract year when the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals, pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the contract value on the Reset Effective Date. The reset option is only available when the Voya Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Voya Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the Voya Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Voya Joint LifePay rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

Architect – 133944                                                                   J-11

While the Voya Joint LifePay rider is in effect, there are limits on the investment portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to contract value allocated to such investment funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your contract value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All investment portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Voya Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

•      Receipt of additional premiums;

•      Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•      Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Voya Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Voya Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Voya Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Architect – 133944                                                                   J-12

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the Voya Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

•      If both spouses are in active status:  If the surviving spouse elects to continue the Contract and becomes the sole owner and annuitant, the Voya Joint LifePay rider will remain in effect pursuant to its original terms and Voya Joint LifePay coverage and charges will continue. As of the date the Contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the Contract is continued. Such a reset will not count as an exercise of the Voya Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the Contract, Voya Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

•      If the surviving spouse is in inactive status:  The Voya Joint LifePay rider terminates and Voya Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The Voya Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•      Spousal continuation by an active spouse, as described above;

•      Change of owner from one custodian to another custodian for the benefit of the same individual;

•      Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the Contract);

•      Change of owner from an individual to a custodian for the benefit of the same individual;

•      Collateral assignments;

•      For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

•      For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

•      Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the Voya Joint LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the Voya Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Voya LifePay and Voya Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

Architect – 133944                                                                   J-13

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, premium credit deduction and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899  ((1 - 2.02%) * $5,000).

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Architect – 133944                                                                   J-14

Illustration 4:  The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

Architect – 133944                                                                   J-15

Appendix K

Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts issued in states where Voya LifePay is not available.)

Minimum Guaranteed Withdrawal Benefit Rider (“MGWB”). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

•      If you purchased the MGWB rider on the contract date:  your premium payments received during the first two contract years; or

•      If you purchased the MGWB rider after the contract date:  your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your Contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of:  (1) the MGWB Withdrawal Account allocated to Covered Funds, and (2) the lesser of (a) the MGWB Withdrawal Account allocated to Excluded Funds and (b) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds proportionally. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples,” below.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Architect – 133944                                                                  K-1

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “WITHDRAWALS.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

•      Your contract value is greater than zero;

•      Your MGWB Withdrawal Account is greater than zero;

•      You have not reached your latest allowable annuity start date;

•      You have not elected to annuitize your Contract; and

•      You have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

•      Your MGWB Withdrawal Account is greater than zero;

•      You have not reached your latest allowable annuity start date;

•      You have not elected to annuitize your Contract; and

•      You have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of:  (1) your Contract’s latest annuity start date; (2) the death of the owner; or (3) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of:  (1) payment of all MGWB periodic payments; (2) payment of the Commuted Value (defined below); or (3) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Architect – 133944                                                                  K-2

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider will increase to the maximum annual charge of 1.00%. The Reset Option can only be elected on contract anniversaries. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the contract date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

•      We reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value; and

•      You must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. Election of the Step-Up Benefit is limited to contract anniversaries only. Please note that if you have a third party investment adviser who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

Minimum Guaranteed Withdrawal Benefit rider:17

As an Annual Charge[18]	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[19]
0.45% of contract value	0.1125% of contract value	1.00% of contract value

Architect – 133944                                                                  K-3

17 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and proportionally on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

18 If you choose to reset the MGWB Rider the charge for the MGWB will increase to an annual charge of 1.00% of contract value. Please see “Minimum Reset Option” above.

19 If your rider was issued prior to May 1, 2005 and you elect the Step-Up Benefit, we will increase the charge for the MGWB rider to the maximum annual charge of 1.00% of contract value. Please see “Step-Up Benefit” above.

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1:  Owner has invested only in Covered Funds

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2:  Owner has invested only in Excluded Funds

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3:  Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced proportionally based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

Architect – 133944                                                                  K-4

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4:  Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (“CV”) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5:  Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (“CV”) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

Architect – 133944                                                                  K-5

Appendix L

State Variations

This APPENDIX L contains important state specific variations for Contracts issued in Massachusetts, Washington and Oregon. The prospectus and this APPENDIX L provide a general description of the Contract, so please see your Contract, any endorsements and riders for the details.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

•      The Fixed Interest Division is not available;

•      TSA loans are not available; and

•      The Waiver of Surrender Charge for Extended Medical Care or Terminal Illness is not available.

For Contracts issued in the State of Washington, the following provisions apply:

1.  The Fixed Account is not available;

2.  The Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge is only deducted from the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division; and

3.  The following describes the death benefit options for Contracts issued in the State of Washington on or before April 30, 2009. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•      The contract value; and

•      The cash surrender value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.

The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a proportional adjustment for any withdrawal.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a proportional adjustment for any withdrawal.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain investment portfolios, and the Fixed Account are designated as “Special Funds.”

The following investment options are designated as Special Funds:  the Voya Government Liquid Assets Portfolio and the Fixed Interest Division.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007. For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The Voya Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the Voya Intermediate Bond Portfolio is designated as a Special Fund. As of July 11, 2014 the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

Architect – 133944                                                                  L-1

We may, with 30 days’ notice to you, designate any investment portfolio as a Special Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit.

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

•      The Standard Death Benefit;

•      The floor; and

•      The sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

For Contracts issued on or after April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below. For Contracts issued before April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a proportional adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the proportional adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c):  where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the proportional adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c):  where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The floor for the 5.5 % Solution Enhanced Death Benefit is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows:  if you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•      The Standard Death Benefit; and

•      The Annual Ratchet Minimum Guaranteed Death Benefit.

Architect – 133944                                                                  L-2

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

•      The initial premium payment;

•      Increased dollar for dollar by any premium added after issue; and

•      Adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit proportionally, based on the amount withdrawn. The amount of the proportional adjustment for withdrawals will equal (a) times (b) divided by (c):  where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value before withdrawal.

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain investment portfolios as “Excluded Funds.” Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new investment portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days’ notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds proportionally. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components proportionally. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

4.     The charges, fees and expenses are as described in the prospectus for the applicable variable annuity contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit elected is 2.1%.

For Contracts issued in the State of Oregon:

•      The Fixed Account is not available;

•      The premium credit rider is not available;

•      No subsequent premium payments may be made to the Contract after the 5th contract anniversary;

•      Unless we consent, the annuity start date must be at least ten years from the contract date but before the month immediately following the annuitant’s 95th birthday; and

•      A surrender charge will not be deducted when you surrender the Contract on the annuity start date.

Architect – 133944                                                                  L-3

APPENDIX M

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Global Perspectives® Portfolio	Voya Retirement Moderate Growth Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Growth Portfolio	Fixed Interest Allocation

For MGIB, Voya LifePay, Voya Joint LifePay, Voya LifePay Plus and Voya Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:

Voya Global Equity Portfolio
Voya Solution Moderately Aggressive Portfolio

Currently, the Accepted Funds for the Income Optimizer are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	Fixed Interest Allocation
Voya Retirement Moderate Growth Portfolio

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

Voya Intermediate Bond Portfolio
Voya U.S. Bond Index Portfolio
VY® BlackRock Inflation Protected Bond Portfolio

Architect – 133944                                                                  M-1

Statement of Additional Information

Introduction
Description of Voya Insurance and Annuity Company
Separate Account B of Voya Insurance and Annuity Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Voya Insurance and Annuity Company
Financial Statements of Separate Account B of Voya Insurance and Annuity Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, VOYA ARCHITECT 333-133944.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

                                                                                                                                                                                             05/01/2017

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

VOYA ARCHITECT VARIABLE ANNUITY

Deferred Combination Variable and Fixed Annuity Contract

issued by

SEPARATE ACCOUNT B

of

VOYA INSURANCE AND ANNUITY COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Voya Insurance and Annuity Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Voya Insurance and Annuity Company, Customer Service, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone (800) 366-0066, or access the Security and Exchange Commission’s (“SEC”) website (www.sec.gov).

DATE OF PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

Item                                                                                                                                       Page

Condensed Financial Information (Accumulation Unit Values)............................................................................   CFI-1

Financial Statements of Separate Account B of Voya Insurance and Annuity Company...............................       1

Financial Statements of Voya Insurance and Annuity Company.........................................................................     C-1

2

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Separate Account B of Voya Insurance and Annuity Company

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments to accounts under the Contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the Contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

Voya Insurance and Annuity Company acts as its own custodian for Separate Account B.

Experts

The statements of assets and liabilities of Separate Account B as of December 31, 2016, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

3

The primary business address of Ernst & Young LLP is 200 Clarendon St, Boston, MA 02116.

Distribution of Contracts

The offering of Contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of Voya Insurance and Annuity Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by Voya Insurance and Annuity Company. The Contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2016, 2015 and 2014 commissions paid by Voya Insurance and Annuity Company, including amounts paid by its affiliated Companies, ReliaStar Life Insurance Company of New York and Voya Retirement Insurance and Annuity Company, to Directed Services LLC aggregated $205,433,294, $229,683,388 and $244,889,657, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the Contracts. Directed Services LLC is located at One Orange Way, Windsor, Connecticut 06095-4774.

Under a management services agreement, last amended in 1995, Voya Insurance and Annuity Company provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Voya Insurance and Annuity Company charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Voya Insurance and Annuity Company’s employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. However effective January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas Voya Insurance and Annuity Company now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was $116,527,230, $115,451,517 and $139,918,729 for the years ended 2016, 2015 and 2014, respectively.

Published Ratings

From time to time, the rating of Voya Insurance and Annuity Company as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1

(1)     AUV, beginning of period                                                          $10.00

(2)     Value of securities, beginning of period                                  $10.00

(3)     Change in value of securities                                                    $0.10

(4)     Gross investment return (3) divided by (2)                             0.01

(5)     Less daily mortality and expense charge                                0.00004280

(6)     Less asset based administrative charge                                  0.00000411

(7)     Net investment return (4) minus (5) minus (6)                       0.009953092

(8)     Net investment factor (1.000000) plus (7)                             1.009953092

(9)     AUV, end of period (1) multiplied by (8)                                $10.09953092

4

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2

(1)     Initial premium payment                                                                                           $1,000

(2)     AUV on effective date of purchase (see EXAMPLE 1)                                     $10.00

(3)     Number of units purchased (1) divided by (2)                                                       100

(4)     AUV for valuation date following purchase (see EXAMPLE 1)                       $10.09953092

(5)     Contract Value in account for valuation date following purchase (3) multiplied by (4)                                                                                                                            $1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Government Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the investment portfolios.

Current yield for the Voya Government Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given seven-day period, less expenses accrued, and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks). We calculate “effective yield” for the Voya Government Liquid Assets Portfolio subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Voya Government Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (1) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (3) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

5

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

6

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2016, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2016, including portfolio names. Portfolio name changes after December 31, 2016 are not reflected in the following information.

Separate Account Annual Charges of 1.00%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.13	$12.38	$12.27	$10.83	$9.95	$10.43	$9.60	$8.02	$10.17
Value at end of period	$12.47	$12.13	$12.38	$12.27	$10.83	$9.95	$10.43	$9.60	$8.02
Number of accumulation units outstanding at end of period	245,217	295,843	319,238	357,354	383,617	391,679	386,897	300,980	138,660
PROFUND VP BULL
(Funds were first received in this option during November 2006)
Value at beginning of period	$15.30	$15.52	$14.07	$10.95	$9.71	$9.81	$8.80	$7.15	$11.59	$11.30
Value at end of period	$16.61	$15.30	$15.52	$14.07	$10.95	$9.71	$9.81	$8.80	$7.15	$11.59
Number of accumulation units outstanding at end of period	7	7	7	7	7	8	8	8	9	9
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.15	$9.69	$10.84	$8.73	$7.23	$8.83	$9.14
Value at end of period	$9.07	$9.15	$9.69	$10.84	$8.73	$7.23	$8.83
Number of accumulation units outstanding at end of period	3,934	3,379	1,636	254	290	326	338
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.95	$13.01	$14.11	$11.99	$10.51	$11.07	$10.22
Value at end of period	$11.63	$11.95	$13.01	$14.11	$11.99	$10.51	$11.07
Number of accumulation units outstanding at end of period	337	343	212	215	245	276	286
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.06	$10.42	$10.04	$8.92	$7.83	$8.23	$7.85	$6.10	$10.15
Value at end of period	$10.53	$10.06	$10.42	$10.04	$8.92	$7.83	$8.23	$7.85	$6.10
Number of accumulation units outstanding at end of period	537,091	587,504	89,248	89,669	73,992	73,413	98,832	80,700	46,058
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$8.78	$9.45
Value at end of period	$9.16	$8.78
Number of accumulation units outstanding at end of period	4,251	14,142
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.23	$10.73	$10.61
Value at end of period	$10.79	$10.23	$10.73
Number of accumulation units outstanding at end of period	13,006	15,850	27,632
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$10.37	$10.48	$10.58	$10.69	$10.79	$10.90	$11.01	$11.09	$10.93	$10.52
Value at end of period	$10.28	$10.37	$10.48	$10.58	$10.69	$10.79	$10.90	$11.01	$11.09	$10.93
Number of accumulation units outstanding at end of period	1,793,783	1,648,986	1,819,432	1,802,613	1,214,498	2,007,621	1,249,425	1,800,379	2,579,107	2,670,718

CFI -1

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.96	$15.39	$14.11	$10.95	$9.60	$9.99
Value at end of period	$16.18	$14.96	$15.39	$14.11	$10.95	$9.60
Number of accumulation units outstanding at end of period	1,176,821	1,255,464	1,431,611	1,638,169	1,861,059	2,034,219
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.80	$22.39	$20.48	$15.87	$13.88	$14.09	$12.51	$9.72	$15.78	$14.88
Value at end of period	$23.62	$21.80	$22.39	$20.48	$15.87	$13.88	$14.09	$12.51	$9.72	$15.78
Number of accumulation units outstanding at end of period	266,923	294,860	330,342	368,303	312,676	356,066	321,508	319,763	292,483	220,031
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.03	$14.95	$14.60	$14.20	$11.17	$13.84	$13.00	$10.25
Value at end of period	$14.31	$14.03	$14.95	$14.60	$14.20	$11.17	$13.84	$13.00
Number of accumulation units outstanding at end of period	578	586	736	1,686	1,743	1,741	4,120	558
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.60	$18.15	$18.12	$17.33	$15.35	$14.85	$13.13	$8.88	$11.57	$11.36
Value at end of period	$19.97	$17.60	$18.15	$18.12	$17.33	$15.35	$14.85	$13.13	$8.88	$11.57
Number of accumulation units outstanding at end of period	186,114	215,764	418,815	273,058	307,408	304,544	320,099	272,773	217,608	241,186
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.31	$21.39	$19.03	$14.49	$12.83	$13.00	$11.56	$9.49	$15.31	$14.76
Value at end of period	$23.21	$21.31	$21.39	$19.03	$14.49	$12.83	$13.00	$11.56	$9.49	$15.31
Number of accumulation units outstanding at end of period	156,481	154,986	168,664	190,574	236,018	250,633	295,031	326,723	347,967	334,862
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$25.81	$26.62	$24.60	$18.51	$15.93	$16.32	$13.56	$10.42	$16.90	$16.21
Value at end of period	$30.11	$25.81	$26.62	$24.60	$18.51	$15.93	$16.32	$13.56	$10.42	$16.90
Number of accumulation units outstanding at end of period	208,805	223,849	241,287	279,177	326,344	362,547	402,584	469,864	451,301	383,276
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.94	$25.05	$24.04	$17.07	$15.37	$15.68	$12.93	$10.49	$15.97	$17.26
Value at end of period	$30.10	$23.94	$25.05	$24.04	$17.07	$15.37	$15.68	$12.93	$10.49	$15.97
Number of accumulation units outstanding at end of period	103,312	109,847	120,220	138,074	149,345	161,576	182,934	215,411	211,659	225,294
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.02	$15.13	$14.36	$14.56	$13.48	$12.69	$11.70	$10.62	$11.75	$11.23
Value at end of period	$15.49	$15.02	$15.13	$14.36	$14.56	$13.48	$12.69	$11.70	$10.62	$11.75
Number of accumulation units outstanding at end of period	5,281,824	5,409,848	6,147,901	3,643,754	4,153,615	4,343,512	4,485,423	4,474,848	4,087,996	3,097,195
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.50	$9.73	$10.17
Value at end of period	$9.44	$9.50	$9.73
Number of accumulation units outstanding at end of period	1,752,936	1,944,254	2,248,088
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.07	$9.26	$9.97	$8.32	$7.09	$8.18	$7.68	$6.08	$7.59
Value at end of period	$9.03	$9.07	$9.26	$9.97	$8.32	$7.09	$8.18	$7.68	$6.08
Number of accumulation units outstanding at end of period	111,005	122,389	136,289	158,407	173,655	216,468	250,707	292,920	1,172
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.78	$11.69	$12.48	$10.10	$9.48	$11.10	$9.87	$9.68
Value at end of period	$13.03	$12.78	$11.69	$12.48	$10.10	$9.48	$11.10	$9.87
Number of accumulation units outstanding at end of period	1,292	1,437	1,374	139	149	155	156	660

CFI -2

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.63	$14.94	$13.35	$10.35	$10.32
Value at end of period	$15.99	$15.63	$14.94	$13.35	$10.35
Number of accumulation units outstanding at end of period	1,990,684	2,144,890	2,572,486	2,926,723	3,302,668
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$26.94	$25.64	$22.85	$17.67	$15.15	$14.97	$13.23	$9.38	$13.08	$11.84
Value at end of period	$27.65	$26.94	$25.64	$22.85	$17.67	$15.15	$14.97	$13.23	$9.38	$13.08
Number of accumulation units outstanding at end of period	1,395,972	1,555,958	1,785,736	1,931,154	180,383	191,819	134,208	59,572	14,954	5,798
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.15	$16.05	$14.78	$11.42	$10.09	$10.05
Value at end of period	$17.04	$15.15	$16.05	$14.78	$11.42	$10.09
Number of accumulation units outstanding at end of period	798,271	900,745	806,254	439,382	11,732	8,772
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$31.58	$31.82	$29.61	$22.71	$20.14	$20.50	$15.94	$11.41	$18.51	$14.90
Value at end of period	$33.46	$31.58	$31.82	$29.61	$22.71	$20.14	$20.50	$15.94	$11.41	$18.51
Number of accumulation units outstanding at end of period	265,446	284,932	332,251	430,258	368,212	376,891	365,999	346,672	258,709	46,761
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.99	$18.27	$16.05	$12.44	$11.40	$12.06	$10.51	$8.55	$13.24	$12.73
Value at end of period	$19.33	$17.99	$18.27	$16.05	$12.44	$11.40	$12.06	$10.51	$8.55	$13.24
Number of accumulation units outstanding at end of period	84,372	89,427	95,260	113,511	122,908	144,777	149,175	144,666	143,995	81,210
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.52	$10.71	$10.22	$9.89	$9.25	$8.89	$8.32	$8.25
Value at end of period	$10.90	$10.52	$10.71	$10.22	$9.89	$9.25	$8.89	$8.32
Number of accumulation units outstanding at end of period	272,272	196,135	266,182	335,547	440,933	454,831	386,086	327,308
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.47	$13.89	$13.32	$11.34	$10.14	$10.37	$9.38	$9.22
Value at end of period	$14.31	$13.47	$13.89	$13.32	$11.34	$10.14	$10.37	$9.38
Number of accumulation units outstanding at end of period	1,973,849	2,138,968	2,301,439	2,606,928	2,669,437	2,825,380	3,010,618	3,290,023
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.54	$13.90	$13.29	$11.60	$10.50	$10.59	$9.64	$9.50
Value at end of period	$14.32	$13.54	$13.90	$13.29	$11.60	$10.50	$10.59	$9.64
Number of accumulation units outstanding at end of period	1,545,260	1,702,071	2,010,408	2,231,626	2,404,549	2,579,799	2,704,239	2,914,162
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.06	$13.40	$12.87	$11.81	$10.82	$10.70	$9.87	$9.75
Value at end of period	$13.68	$13.06	$13.40	$12.87	$11.81	$10.82	$10.70	$9.87
Number of accumulation units outstanding at end of period	1,100,782	1,219,821	1,411,142	1,582,121	1,675,896	1,739,307	1,802,407	1,820,200
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$25.51	$24.00	$21.50	$16.49	$14.58	$14.17	$12.73	$10.51
Value at end of period	$26.85	$25.51	$24.00	$21.50	$16.49	$14.58	$14.17	$12.73
Number of accumulation units outstanding at end of period	94,066	66,507	69,167	67,662	49,697	47,402	26,669	27,987
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.43	$15.31	$13.74	$10.53	$9.23	$9.12	$8.23	$5.64
Value at end of period	$16.92	$15.43	$15.31	$13.74	$10.53	$9.23	$9.12	$8.23
Number of accumulation units outstanding at end of period	29,531	28,997	64,078	49,893	34,711	37,083	38,223	29,608

CFI -3

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$21.73	$22.81	$20.53	$15.78	$13.74	$13.81	$13.54
Value at end of period	$24.81	$21.73	$22.81	$20.53	$15.78	$13.74	$13.81
Number of accumulation units outstanding at end of period	628,390	676,554	10,887	9,973	8,149	2,126	248
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$25.94	$26.41	$24.01	$17.98	$15.72	$16.24	$13.03	$10.04
Value at end of period	$27.43	$25.94	$26.41	$24.01	$17.98	$15.72	$16.24	$13.03
Number of accumulation units outstanding at end of period	33,424	31,424	33,350	34,847	39,904	43,201	44,158	48,501
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.68	$17.38	$15.61	$11.78	$10.20	$10.52	$8.51	$6.15	$10.55
Value at end of period	$18.68	$16.68	$17.38	$15.61	$11.78	$10.20	$10.52	$8.51	$6.15
Number of accumulation units outstanding at end of period	27,089	23,208	29,836	36,405	21,008	16,213	16,669	9,728	4,222
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.89	$16.86	$16.27	$11.88	$10.36	$10.92	$8.75	$6.99	$10.41
Value at end of period	$19.01	$15.89	$16.86	$16.27	$11.88	$10.36	$10.92	$8.75	$6.99
Number of accumulation units outstanding at end of period	23,815	22,505	23,229	29,312	21,031	20,351	23,522	16,118	11,689
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$29.67	$30.31	$29.06	$21.16	$18.60	$18.69	$14.29	$11.04	$17.06	$15.69
Value at end of period	$33.22	$29.67	$30.31	$29.06	$21.16	$18.60	$18.69	$14.29	$11.04	$17.06
Number of accumulation units outstanding at end of period	93,236	101,984	97,982	119,484	123,006	106,737	101,201	78,619	68,492	17,518
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$28.18	$28.76	$27.34	$20.10	$17.77	$18.44	$15.02	$11.93	$17.52	$16.75
Value at end of period	$34.64	$28.18	$28.76	$27.34	$20.10	$17.77	$18.44	$15.02	$11.93	$17.52
Number of accumulation units outstanding at end of period	136,594	138,258	164,842	185,143	218,416	260,992	328,705	340,079	211,209	69,019
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.61	$10.02
Value at end of period	$10.10	$9.61
Number of accumulation units outstanding at end of period	2,308,113	2,663,273
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.11	$12.23	$11.71	$12.17	$11.87	$11.21	$10.69	$10.23	$10.05
Value at end of period	$12.24	$12.11	$12.23	$11.71	$12.17	$11.87	$11.21	$10.69	$10.23
Number of accumulation units outstanding at end of period	309,252	310,485	341,156	398,937	414,766	553,441	646,868	608,436	174,461
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.95	$30.79	$29.80	$21.68	$18.30	$18.08	$14.44	$10.79	$18.55	$17.66
Value at end of period	$30.18	$28.95	$30.79	$29.80	$21.68	$18.30	$18.08	$14.44	$10.79	$18.55
Number of accumulation units outstanding at end of period	245,219	302,001	363,025	399,885	437,586	554,249	630,093	667,438	501,751	341,743
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.45	$11.88	$11.70	$12.95	$12.30	$11.09	$10.62	$10.00
Value at end of period	$11.75	$11.45	$11.88	$11.70	$12.95	$12.30	$11.09	$10.62
Number of accumulation units outstanding at end of period	358,627	414,191	449,480	525,100	642,934	714,352	564,388	289,877
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.76	$14.14	$12.55	$12.22	$9.82	$10.48	$9.12	$6.91	$11.88	$12.94
Value at end of period	$13.71	$13.76	$14.14	$12.55	$12.22	$9.82	$10.48	$9.12	$6.91	$11.88
Number of accumulation units outstanding at end of period	386,855	442,196	484,858	531,736	600,543	750,108	901,399	982,596	743,467	86,261

CFI -4

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.05	$16.73	$13.01	$12.88	$11.26	$10.39	$8.20	$6.09	$10.01	$12.29
Value at end of period	$17.60	$17.05	$16.73	$13.01	$12.88	$11.26	$10.39	$8.20	$6.09	$10.01
Number of accumulation units outstanding at end of period	18,536	20,468	24,717	31,172	34,834	37,480	42,616	55,832	57,378	49,173
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$21.08	$20.67	$18.51	$13.88	$12.49	$13.23	$11.93	$9.15	$15.21	$14.75
Value at end of period	$22.62	$21.08	$20.67	$18.51	$13.88	$12.49	$13.23	$11.93	$9.15	$15.21
Number of accumulation units outstanding at end of period	152,354	160,512	174,780	189,498	213,118	224,022	235,957	240,887	218,068	154,471
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.88	$17.56	$17.00	$12.27	$10.85	$11.27	$9.08	$7.36	$11.27	$11.06
Value at end of period	$20.67	$16.88	$17.56	$17.00	$12.27	$10.85	$11.27	$9.08	$7.36	$11.27
Number of accumulation units outstanding at end of period	39,035	42,039	53,505	57,996	66,301	69,726	79,356	105,701	115,888	85,510
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.99	$18.47	$17.60	$13.07	$11.52	$13.06	$10.28	$7.46	$12.38	$10.93
Value at end of period	$19.90	$17.99	$18.47	$17.60	$13.07	$11.52	$13.06	$10.28	$7.46	$12.38
Number of accumulation units outstanding at end of period	45,513	50,841	63,769	68,403	876,663	91,619	98,297	98,576	88,932	62,798
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.18	$15.30	$14.72	$12.97	$11.63	$11.46	$10.25	$7.84	$11.20	$11.02
Value at end of period	$16.24	$14.18	$15.30	$14.72	$12.97	$11.63	$11.46	$10.25	$7.84	$11.20
Number of accumulation units outstanding at end of period	224,216	245,284	311,026	360,934	369,507	3,597,970	365,098	383,940	371,308	263,423
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.24	$22.82	$21.12	$15.80	$13.45	$13.88	$12.18	$9.57	$15.22	$15.73
Value at end of period	$24.77	$21.24	$22.82	$21.12	$15.80	$13.45	$13.88	$12.18	$9.57	$15.22
Number of accumulation units outstanding at end of period	132,285	177,076	183,477	182,147	186,569	204,360	245,969	265,010	277,870	299,163
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.68	$22.41	$20.83	$16.88	$15.16	$15.52	$13.99	$11.55	$15.26	$14.92
Value at end of period	$24.68	$21.68	$22.41	$20.83	$16.88	$15.16	$15.52	$13.99	$11.55	$15.26
Number of accumulation units outstanding at end of period	390,876	464,652	542,943	460,512	478,310	513,414	584,506	675,826	736,747	729,065
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.60	$10.97	$10.06
Value at end of period	$12.05	$10.60	$10.97
Number of accumulation units outstanding at end of period	73,966	92,075	99,070
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$16.19	$16.85	$15.46	$11.66	$10.28	$10.62	$9.53	$7.77	$11.58	$11.40
Value at end of period	$19.22	$16.19	$16.85	$15.46	$11.66	$10.28	$10.62	$9.53	$7.77	$11.58
Number of accumulation units outstanding at end of period	46,260	36,343	44,297	58,163	58,115	51,301	59,743	55,382	33,019	23,386
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.19	$15.82	$15.83	$16.96	$14.39	$17.78	$14.93	$8.79	$18.22	$13.29
Value at end of period	$14.74	$13.19	$15.82	$15.83	$16.96	$14.39	$17.78	$14.93	$8.79	$18.22
Number of accumulation units outstanding at end of period	416,062	450,079	501,890	587,608	691,650	747,612	798,686	712,822	450,427	111,164
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.34	$30.56	$26.85	$20.61	$17.35	$17.21	$14.14	$11.37	$17.15	$16.92
Value at end of period	$33.31	$29.34	$30.56	$26.85	$20.61	$17.35	$17.21	$14.14	$11.37	$17.15
Number of accumulation units outstanding at end of period	110,775	134,194	163,290	208,222	213,924	231,352	236,989	237,314	216,162	186,009

CFI -5

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$19.29	$20.23	$18.86	$13.71	$11.67	$11.95	$9.52	$7.55	$10.89	$11.19
Value at end of period	$23.22	$19.29	$20.23	$18.86	$13.71	$11.67	$11.95	$9.52	$7.55	$10.89
Number of accumulation units outstanding at end of period	65,438	69,339	87,924	93,329	80,564	78,668	61,611	63,436	62,721	67,020
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$20.18	$19.16	$18.57	$15.70	$13.70	$12.69	$11.25	$8.82	$12.47	$11.48
Value at end of period	$21.04	$20.18	$19.16	$18.57	$15.70	$13.70	$12.69	$11.25	$8.82	$12.47
Number of accumulation units outstanding at end of period	49,980	54,463	612,482	59,013	69,256	74,538	86,205	68,042	56,751	66,682
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$24.67	$24.00	$23.74	$18.90	$15.74	$17.35	$15.14	$10.97	$18.62	$17.69
Value at end of period	$24.41	$24.67	$24.00	$23.74	$18.90	$15.74	$17.35	$15.14	$10.97	$18.62
Number of accumulation units outstanding at end of period	337,877	370,072	67,058	449,031	456,740	503,382	571,916	612,788	528,888	450,324
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.98	$19.18	$17.27	$14.28	$12.60	$12.37	$10.96	$8.31	$11.57	$11.20
Value at end of period	$21.37	$19.98	$19.18	$17.27	$14.28	$12.60	$12.37	$10.96	$8.31	$11.57
Number of accumulation units outstanding at end of period	3,112,980	3,444,586	3,331,237	4,023,620	3,555,956	3,553,892	4,367,788	3,320,291	1,531,768	307,430
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.52	$17.92	$16.85	$13.12	$11.31	$11.52	$10.12	$8.18	$12.85	$12.60
Value at end of period	$19.43	$16.52	$17.92	$16.85	$13.12	$11.31	$11.52	$10.12	$8.18	$12.85
Number of accumulation units outstanding at end of period	429,557	436,662	480,881	500,519	527,173	549,501	581,466	539,839	426,558	275,482
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.44	$25.08	$23.37	$16.99	$14.47	$14.81	$12.83	$9.09	$15.93	$14.68
Value at end of period	$27.51	$27.44	$25.08	$23.37	$16.99	$14.47	$14.81	$12.83	$9.09	$15.93
Number of accumulation units outstanding at end of period	168,476	188,555	215,942	227,429	230,718	232,113	278,074	258,179	243,928	191,979
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$23.32	$12.57	$12.84	$11.34	$9.65	$11.12	$9.87	$7.24	$14.49	$12.25
Value at end of period	$12.43	$23.32	$12.57	$12.84	$11.34	$9.65	$11.12	$9.87	$7.24	$14.49
Number of accumulation units outstanding at end of period	152,540	166,115	140,688	140,794	140,196	142,426	154,658	152,028	145,334	50,962
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.00	$12.57	$13.64	$11.48	$9.78	$11.25	$10.46	$8.02	$13.64	$11.95
Value at end of period	$12.08	$12.00	$12.57	$13.64	$11.48	$9.78	$11.25	$10.46	$8.02	$13.64
Number of accumulation units outstanding at end of period	255,634	298,233	336,650	361,847	395,849	271,008	292,470	293,112	261,242	77,246
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.66	$13.83	$14.37	$11.11	$9.22	$9.88	$9.26	$7.07	$11.84	$11.67
Value at end of period	$13.90	$12.66	$13.83	$14.37	$11.11	$9.22	$9.88	$9.26	$7.07	$11.84
Number of accumulation units outstanding at end of period	94,340	111,774	115,766	112,393	125,066	147,724	149,375	131,379	135,799	109,426

Separate Account Annual Charges of 1.15%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.99	$12.25	$12.16	$10.75	$9.89	$10.39	$9.57	$8.01	$10.12
Value at end of period	$12.31	$11.99	$12.25	$12.16	$10.75	$9.89	$10.39	$9.57	$8.01
Number of accumulation units outstanding at end of period	3,614,504	4,223,794	4,643,007	4,979,983	5,146,006	5,394,599	5,623,571	4,790,071	1,838,878

CFI -6

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.06	$9.62	$10.77	$8.68	$7.21	$8.82	$9.82	$9.74
Value at end of period	$8.97	$9.06	$9.62	$10.77	$8.68	$7.21	$8.82	$9.82
Number of accumulation units outstanding at end of period	17,545	23,454	19,386	8,838	5,978	5,777	6,373	1,796
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.84	$12.91	$14.02	$11.93	$10.47	$11.05	$10.27	$10.42
Value at end of period	$11.51	$11.84	$12.91	$14.02	$11.93	$10.47	$11.05	$10.27
Number of accumulation units outstanding at end of period	4,674	3,610	4,304	1,523	203	205	163	165
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.94	$10.31	$9.95	$8.85	$7.78	$8.19	$7.83	$6.09	$9.79
Value at end of period	$10.39	$9.94	$10.31	$9.95	$8.85	$7.78	$8.19	$7.83	$6.09
Number of accumulation units outstanding at end of period	959,415	1,132,392	432,915	462,940	536,345	575,043	608,102	608,141	369,199
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$8.76	$9.45
Value at end of period	$9.13	$8.76
Number of accumulation units outstanding at end of period	39,292	43,345
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.19	$10.70	$10.59
Value at end of period	$10.73	$10.19	$10.70
Number of accumulation units outstanding at end of period	393,082	462,122	520,588
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.37	$9.48	$9.59	$9.70	$9.81	$9.92	$10.03	$10.12	$10.02
Value at end of period	$9.27	$9.37	$9.48	$9.59	$9.70	$9.81	$9.92	$10.03	$10.12
Number of accumulation units outstanding at end of period	610,925	525,630	383,451	543,897	738,860	953,252	1,147,449	2,476,616	3,493,552
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.85	$15.30	$14.05	$10.92	$9.59	$9.99
Value at end of period	$16.04	$14.85	$15.30	$14.05	$10.92	$9.59
Number of accumulation units outstanding at end of period	1,869,583	1,998,758	2,155,682	2,454,304	2,680,940	2,914,636
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.55	$14.96	$13.70	$10.64	$9.32	$9.47	$8.42	$6.55	$9.68
Value at end of period	$15.74	$14.55	$14.96	$13.70	$10.64	$9.32	$9.47	$8.42	$6.55
Number of accumulation units outstanding at end of period	104,390	128,687	147,417	155,896	172,651	189,410	24,113	20,312	9,482
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.88	$14.82	$14.50	$14.12	$11.13	$13.80	$12.99	$11.07
Value at end of period	$14.14	$13.88	$14.82	$14.50	$14.12	$11.13	$13.80	$12.99
Number of accumulation units outstanding at end of period	17,982	23,048	20,104	24,510	24,832	27,864	39,963	18,363
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.10	$15.59	$15.59	$14.93	$13.24	$12.83	$11.36	$7.69	$10.00
Value at end of period	$17.10	$15.10	$15.59	$15.59	$14.93	$13.24	$12.83	$11.36	$7.69
Number of accumulation units outstanding at end of period	128,842	111,166	114,981	115,429	132,715	100,477	83,314	15,893	17,933

CFI -7

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.51	$14.59	$13.00	$9.91	$8.79	$8.92	$7.94	$6.53	$8.99
Value at end of period	$15.78	$14.51	$14.59	$13.00	$9.91	$8.79	$8.92	$7.94	$6.53
Number of accumulation units outstanding at end of period	143	1,638	2,609	2,794	3,144	3,315	3,204	3,531	3,495
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.18	$16.71	$15.46	$11.65	$10.04	$10.30	$8.57	$6.60	$9.91
Value at end of period	$18.84	$16.18	$16.71	$15.46	$11.65	$10.04	$10.30	$8.57	$6.60
Number of accumulation units outstanding at end of period	2,617	2,731	2,770	2,844	5,495	7,061	7,008	11,263	16,369
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.02	$16.79	$16.14	$11.48	$10.35	$10.58	$8.74	$7.10	$10.22
Value at end of period	$20.12	$16.02	$16.79	$16.14	$11.48	$10.35	$10.58	$8.74	$7.10
Number of accumulation units outstanding at end of period	42,360	43,277	44,336	45,014	47,494	48,372	50,956	51,778	52,285
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.49	$12.60	$11.97	$12.15	$11.27	$10.63	$9.82	$8.92	$10.08
Value at end of period	$12.86	$12.49	$12.60	$11.97	$12.15	$11.27	$10.63	$9.82	$8.92
Number of accumulation units outstanding at end of period	6,479,368	7,116,450	7,651,154	1,564,584	1,501,842	1,486,254	1,482,306	1,215,550	721,577
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.47	$9.72	$10.49
Value at end of period	$9.40	$9.47	$9.72
Number of accumulation units outstanding at end of period	1,663,687	1,771,522	1,891,581
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.97	$9.17	$9.89	$8.26	$7.05	$8.15	$7.66	$6.08	$10.43
Value at end of period	$8.91	$8.97	$9.17	$9.89	$8.26	$7.05	$8.15	$7.66	$6.08
Number of accumulation units outstanding at end of period	94,175	110,553	148,446	157,598	157,189	152,108	162,647	145,256	31,009
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.66	$11.59	$12.40	$10.05	$9.45	$11.08	$9.87	$10.00
Value at end of period	$12.88	$12.66	$11.59	$12.40	$10.05	$9.45	$11.08	$9.87
Number of accumulation units outstanding at end of period	9,272	24,241	5,690	5,476	4,188	5,765	6,176	172
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.55	$14.88	$13.31	$10.34	$9.66
Value at end of period	$15.88	$15.55	$14.88	$13.31	$10.34
Number of accumulation units outstanding at end of period	2,298,832	2,474,013	2,762,635	3,004,829	3,288,925
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$24.07	$22.95	$20.48	$15.86	$13.62	$13.47	$11.93	$8.47	$8.15
Value at end of period	$24.67	$24.07	$22.95	$20.48	$15.86	$13.62	$13.47	$11.93	$8.47
Number of accumulation units outstanding at end of period	556,645	632,188	775,547	496,511	83,824	100,323	47,231	24,665	245
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.04	$15.96	$14.71	$11.39	$10.08	$10.62
Value at end of period	$16.88	$15.04	$15.96	$14.71	$11.39	$10.08
Number of accumulation units outstanding at end of period	502,171	572,247	346,664	98,368	22,727	31,775

CFI -8

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.76	$17.92	$16.70	$12.83	$11.40	$11.62	$9.04	$6.49	$10.42
Value at end of period	$18.79	$17.76	$17.92	$16.70	$12.83	$11.40	$11.62	$9.04	$6.49
Number of accumulation units outstanding at end of period	183,724	192,774	189,846	212,168	90,949	108,234	84,744	59,341	29,829
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.22	$14.47	$12.73	$9.88	$9.06	$9.61	$8.39	$6.83	$10.20
Value at end of period	$15.26	$14.22	$14.47	$12.73	$9.88	$9.06	$9.61	$8.39	$6.83
Number of accumulation units outstanding at end of period	32,419	34,416	30,668	32,008	28,260	42,802	39,739	24,454	24,454
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.42	$10.62	$10.15	$9.84	$9.22	$8.87	$8.32	$8.25
Value at end of period	$10.78	$10.42	$10.62	$10.15	$9.84	$9.22	$8.87	$8.32
Number of accumulation units outstanding at end of period	1,583,805	1,737,460	1,728,396	2,183,130	2,627,429	2,407,599	2,189,015	1,740,779
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.34	$13.78	$13.23	$11.28	$10.10	$10.35	$9.38	$9.22
Value at end of period	$14.16	$13.34	$13.78	$13.23	$11.28	$10.10	$10.35	$9.38
Number of accumulation units outstanding at end of period	6,794,487	7,653,997	8,049,424	8,337,100	8,617,827	8,887,788	9,009,691	8,481,818
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.42	$13.79	$13.20	$11.54	$10.46	$10.57	$9.64	$9.50
Value at end of period	$14.16	$13.42	$13.79	$13.20	$11.54	$10.46	$10.57	$9.64
Number of accumulation units outstanding at end of period	6,776,365	7,493,218	8,698,274	8,789,048	9,163,307	9,904,728	10,071,931	9,605,015
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.94	$13.30	$12.78	$11.75	$10.79	$10.68	$9.87	$9.75
Value at end of period	$13.53	$12.94	$13.30	$12.78	$11.75	$10.79	$10.68	$9.87
Number of accumulation units outstanding at end of period	5,397,635	6,222,518	6,753,324	7,053,322	7,445,674	7,788,996	8,044,823	7,871,001
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.25	$23.79	$21.35	$16.40	$14.52	$14.13	$12.71	$10.85
Value at end of period	$26.54	$25.25	$23.79	$21.35	$16.40	$14.52	$14.13	$12.71
Number of accumulation units outstanding at end of period	44,238	33,379	25,040	23,390	15,498	14,292	13,185	10,132
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.25	$15.16	$13.62	$10.45	$9.17	$9.09	$8.21	$6.72	$10.09
Value at end of period	$16.69	$15.25	$15.16	$13.62	$10.45	$9.17	$9.09	$8.21	$6.72
Number of accumulation units outstanding at end of period	277,661	275,713	268,880	261,268	330,333	246,593	284,088	274,732	60,191
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.51	$22.61	$20.39	$15.69	$13.69	$13.77	$12.53	$12.64
Value at end of period	$24.52	$21.51	$22.61	$20.39	$15.69	$13.69	$13.77	$12.53
Number of accumulation units outstanding at end of period	63,377	45,601	20,100	17,698	15,740	18,421	18,106	1,829
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$25.68	$26.18	$23.84	$17.88	$15.66	$16.20	$13.02	$10.43
Value at end of period	$27.11	$25.68	$26.18	$23.84	$17.88	$15.66	$16.20	$13.02
Number of accumulation units outstanding at end of period	68,578	61,164	66,696	79,463	73,340	82,370	97,479	75,520

CFI -9

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.49	$17.20	$15.48	$11.69	$10.14	$10.47	$8.48	$6.14	$10.21
Value at end of period	$18.43	$16.49	$17.20	$15.48	$11.69	$10.14	$10.47	$8.48	$6.14
Number of accumulation units outstanding at end of period	246,868	260,371	273,270	269,219	276,039	277,012	269,776	251,223	104,249
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.71	$16.69	$16.13	$11.79	$10.30	$10.87	$8.72	$6.98	$10.03
Value at end of period	$18.76	$15.71	$16.69	$16.13	$11.79	$10.30	$10.87	$8.72	$6.98
Number of accumulation units outstanding at end of period	374,878	401,203	405,898	433,637	458,594	479,289	494,818	482,010	202,231
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.74	$17.11	$16.29	$12.00	$10.62	$11.04	$9.01	$7.16	$10.26
Value at end of period	$20.55	$16.74	$17.11	$16.29	$12.00	$10.62	$11.04	$9.01	$7.16
Number of accumulation units outstanding at end of period	72,581	79,846	92,129	96,939	112,878	127,307	130,750	110,390	66,240
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.60	$10.02
Value at end of period	$10.08	$9.60
Number of accumulation units outstanding at end of period	3,125,501	3,456,061
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.97	$12.11	$11.61	$12.08	$11.80	$11.16	$10.66	$10.22	$10.06
Value at end of period	$12.08	$11.97	$12.11	$11.61	$12.08	$11.80	$11.16	$10.66	$10.22
Number of accumulation units outstanding at end of period	683,337	715,103	741,679	651,923	676,040	699,933	689,110	643,851	283,883
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.56	$17.64	$17.10	$12.46	$10.54	$10.43	$8.34	$6.24	$9.75
Value at end of period	$17.25	$16.56	$17.64	$17.10	$12.46	$10.54	$10.43	$8.34	$6.24
Number of accumulation units outstanding at end of period	210,489	247,126	287,839	292,395	319,077	317,632	368,534	342,130	209,093
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.34	$11.78	$11.62	$12.88	$12.25	$11.06	$10.61	$9.97
Value at end of period	$11.61	$11.34	$11.78	$11.62	$12.88	$12.25	$11.06	$10.61
Number of accumulation units outstanding at end of period	332,271	343,304	347,009	528,015	552,496	591,793	449,421	217,843
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.36	$12.72	$11.30	$11.02	$8.88	$9.48	$8.27	$6.27	$10.48
Value at end of period	$12.30	$12.36	$12.72	$11.30	$11.02	$8.88	$9.48	$8.27	$6.27
Number of accumulation units outstanding at end of period	123,291	137,771	160,210	171,921	181,822	201,458	219,671	238,945	162,640
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.67	$18.35	$14.29	$14.17	$12.40	$11.46	$9.06	$6.74	$11.04
Value at end of period	$19.24	$18.67	$18.35	$14.29	$14.17	$12.40	$11.46	$9.06	$6.74
Number of accumulation units outstanding at end of period	7,896	8,168	8,508	9,006	10,105	10,764	11,052	12,025	12,574
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.46	$14.20	$12.74	$9.56	$8.62	$9.14	$8.26	$6.35	$10.11
Value at end of period	$15.49	$14.46	$14.20	$12.74	$9.56	$8.62	$9.14	$8.26	$6.35
Number of accumulation units outstanding at end of period	263,177	316,195	333,059	385,361	427,988	477,083	582,365	511,757	273,991

CFI -10

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.10	$16.79	$16.28	$11.76	$10.42	$10.83	$8.75	$7.10	$10.04
Value at end of period	$19.69	$16.10	$16.79	$16.28	$11.76	$10.42	$10.83	$8.75	$7.10
Number of accumulation units outstanding at end of period	64,011	71,191	83,467	84,328	110,607	123,084	142,474	148,750	113,209
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.04	$15.46	$14.76	$10.97	$9.69	$11.00	$8.67	$6.30	$9.65
Value at end of period	$16.61	$15.04	$15.46	$14.76	$10.97	$9.69	$11.00	$8.67	$6.30
Number of accumulation units outstanding at end of period	561,742	617,087	633,544	644,456	721,773	756,162	757,964	789,861	498,366
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.77	$13.80	$13.29	$11.73	$10.54	$10.40	$9.31	$7.13	$9.98
Value at end of period	$14.60	$12.77	$13.80	$13.29	$11.73	$10.54	$10.40	$9.31	$7.13
Number of accumulation units outstanding at end of period	622,802	727,055	855,246	894,810	939,482	932,258	907,465	751,209	441,746
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.40	$15.49	$14.36	$10.76	$9.17	$9.48	$8.33	$6.55	$9.93
Value at end of period	$16.76	$14.40	$15.49	$14.36	$10.76	$9.17	$9.48	$8.33	$6.55
Number of accumulation units outstanding at end of period	124,866	153,630	206,654	158,600	139,727	146,146	150,932	136,837	80,652
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.25	$14.75	$13.73	$11.14	$10.02	$10.27	$9.28	$7.67	$9.72
Value at end of period	$16.19	$14.25	$14.75	$13.73	$11.14	$10.02	$10.27	$9.28	$7.67
Number of accumulation units outstanding at end of period	527,510	583,206	646,051	219,938	158,863	177,751	156,537	135,519	95,228
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.57	$10.96	$10.25
Value at end of period	$12.00	$10.57	$10.96
Number of accumulation units outstanding at end of period	2,162,202	2,475,061	2,692,316
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.18	$14.78	$13.58	$10.26	$9.06	$9.37	$8.42	$6.88	$9.51
Value at end of period	$16.81	$14.18	$14.78	$13.58	$10.26	$9.06	$9.37	$8.42	$6.88
Number of accumulation units outstanding at end of period	113,425	153,777	122,922	121,390	141,906	151,564	138,296	108,809	78,836
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.36	$8.85	$8.87	$9.52	$8.08	$10.00	$8.41	$4.96	$9.19
Value at end of period	$8.22	$7.36	$8.85	$8.87	$9.52	$8.08	$10.00	$8.41	$4.96
Number of accumulation units outstanding at end of period	447,582	542,731	547,849	565,528	573,306	550,187	533,362	604,383	488,288
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.68	$18.44	$16.22	$12.48	$10.52	$10.45	$8.60	$6.92	$10.44
Value at end of period	$20.04	$17.68	$18.44	$16.22	$12.48	$10.52	$10.45	$8.60	$6.92
Number of accumulation units outstanding at end of period	163,255	177,237	207,000	225,601	211,195	219,916	213,380	200,210	95,958
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.98	$19.93	$18.61	$13.55	$11.55	$11.84	$9.45	$7.51	$9.95
Value at end of period	$22.81	$18.98	$19.93	$18.61	$13.55	$11.55	$11.84	$9.45	$7.51
Number of accumulation units outstanding at end of period	150,258	162,621	154,653	154,925	132,773	120,692	82,208	50,844	24,709

CFI -11

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.28	$15.48	$15.02	$12.73	$11.12	$10.31	$9.16	$7.19	$9.57
Value at end of period	$16.94	$16.28	$15.48	$15.02	$12.73	$11.12	$10.31	$9.16	$7.19
Number of accumulation units outstanding at end of period	584,694	564,271	612,482	459,016	455,590	445,024	449,043	366,477	88,607
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.76	$13.41	$13.28	$10.59	$8.83	$9.75	$8.52	$6.19	$9.27
Value at end of period	$13.60	$13.76	$13.41	$13.28	$10.59	$8.83	$9.75	$8.52	$6.19
Number of accumulation units outstanding at end of period	77,982	109,392	119,570	106,530	138,404	141,436	143,559	167,944	214,609
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.63	$16.95	$15.29	$12.66	$11.19	$11.00	$9.76	$7.41	$10.04
Value at end of period	$18.83	$17.63	$16.95	$15.29	$12.66	$11.19	$11.00	$9.76	$7.41
Number of accumulation units outstanding at end of period	1,983,644	2,026,925	2,114,804	2,045,357	2,112,702	2,069,695	2,095,671	1,839,310	1,155,828
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.35	$14.51	$13.66	$10.65	$9.19	$9.38	$8.26	$6.68	$9.27
Value at end of period	$15.68	$13.35	$14.51	$13.66	$10.65	$9.19	$9.38	$8.26	$6.68
Number of accumulation units outstanding at end of period	840,285	831,656	863,393	618,738	639,927	621,098	552,175	476,075	280,187
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.95	$16.43	$15.33	$11.16	$9.52	$9.76	$8.47	$6.01	$8.94
Value at end of period	$17.97	$17.95	$16.43	$15.33	$11.16	$9.52	$9.76	$8.47	$6.01
Number of accumulation units outstanding at end of period	215,354	256,657	263,192	200,340	226,914	100,096	101,874	68,298	19,159
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.91	$9.09	$9.30	$8.23	$7.01	$8.09	$7.20	$5.29	$9.38
Value at end of period	$8.97	$8.91	$9.09	$9.30	$8.23	$7.01	$8.09	$7.20	$5.29
Number of accumulation units outstanding at end of period	224,330	300,112	196,818	180,471	169,420	183,694	173,358	188,261	204,225
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.91	$9.35	$10.16	$8.57	$7.31	$8.42	$7.84	$6.02	$9.29
Value at end of period	$8.95	$8.91	$9.35	$10.16	$8.57	$7.31	$8.42	$7.84	$6.02
Number of accumulation units outstanding at end of period	483,578	577,710	614,520	659,764	692,518	277,776	317,207	247,824	133,228
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.98	$12.02	$12.50	$9.68	$8.05	$8.63	$8.10	$6.20	$9.40
Value at end of period	$12.04	$10.98	$12.02	$12.50	$9.68	$8.05	$8.63	$8.10	$6.20
Number of accumulation units outstanding at end of period	197,634	235,166	268,013	476,765	508,158	574,989	591,741	560,837	384,129

Separate Account Annual Charges of 1.25%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.90	$12.17	$12.09	$10.70	$9.86	$10.36	$9.55	$8.00	$9.58
Value at end of period	$12.20	$11.90	$12.17	$12.09	$10.70	$9.86	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	62,710	84,943	97,304	93,208	126,796	133,680	109,103	45,478	19,888

CFI -12

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PROFUND VP BULL
(Funds were first received in this option during September 2012)
Value at beginning of period	$13.42	$13.65	$12.40	$9.68	$9.94
Value at end of period	$14.54	$13.42	$13.65	$12.40	$9.68
Number of accumulation units outstanding at end of period	0	0	0	2,752	2,766
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.21	$2.28	$3.30	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16
Value at end of period	$2.07	$2.21	$2.28	$3.30	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64
Number of accumulation units outstanding at end of period	149	150	2,622	5,755	12,632	8,180	6,149	6,889	7,279	11,240
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.01	$9.57	$10.72	$8.66	$7.19	$8.81	$9.81	$9.99
Value at end of period	$8.91	$9.01	$9.57	$10.72	$8.66	$7.19	$8.81	$9.81
Number of accumulation units outstanding at end of period	8,112	10,182	4,301	4,739	2,551	934	0	1,284
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.76	$12.84	$13.96	$11.89	$10.45	$11.04	$10.27	$10.28
Value at end of period	$11.42	$11.76	$12.84	$13.96	$11.89	$10.45	$11.04	$10.27
Number of accumulation units outstanding at end of period	1,325	1,325	1,324	1,324	0	71	0	498
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.86	$10.24	$9.89	$8.81	$7.75	$8.16	$7.81	$6.09	$9.68
Value at end of period	$10.30	$9.86	$10.24	$9.89	$8.81	$7.75	$8.16	$7.81	$6.09
Number of accumulation units outstanding at end of period	144,896	165,852	22,124	19,880	29,742	44,878	31,323	44,930	24,117
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$8.76	$9.45
Value at end of period	$9.12	$8.76
Number of accumulation units outstanding at end of period	2,277	3,093
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.16	$10.68	$10.58
Value at end of period	$10.69	$10.16	$10.68
Number of accumulation units outstanding at end of period	10,364	14,364	18,854
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$16.23	$16.43	$16.63	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83
Value at end of period	$16.04	$16.23	$16.43	$16.63	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45
Number of accumulation units outstanding at end of period	332,911	305,811	311,863	432,212	432,333	495,767	654,563	823,111	1,075,453	1,041,103
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.78	$15.24	$14.01	$10.90	$9.58	$9.99
Value at end of period	$15.94	$14.78	$15.24	$14.01	$10.90	$9.58
Number of accumulation units outstanding at end of period	351,463	408,515	523,130	624,045	777,920	1,026,100
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.48	$13.88	$12.72	$9.89	$8.67	$8.82	$7.85	$6.11	$9.51
Value at end of period	$14.57	$13.48	$13.88	$12.72	$9.89	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	125,992	139,901	149,992	189,762	203,583	242,256	166,429	179,700	58,152
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.79	$14.74	$14.43	$14.07	$11.10	$13.78	$12.98	$10.86
Value at end of period	$14.03	$13.79	$14.74	$14.43	$14.07	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	10,376	16,758	4,719	5,457	7,064	8,328	28,020	9,425

CFI -13

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.18	$18.79	$18.81	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01
Value at end of period	$20.58	$18.18	$18.79	$18.81	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20
Number of accumulation units outstanding at end of period	97,756	120,073	150,407	154,674	178,151	201,810	181,198	184,808	235,758	322,944
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$16.23	$16.33	$14.56	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50
Value at end of period	$17.62	$16.23	$16.33	$14.56	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90
Number of accumulation units outstanding at end of period	15,887	17,575	25,471	32,381	41,733	65,532	49,367	76,821	81,989	98,148
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.30	$24.09	$22.32	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98
Value at end of period	$27.12	$23.30	$24.09	$22.32	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57
Number of accumulation units outstanding at end of period	20,595	24,270	29,348	38,751	50,984	82,774	81,101	94,168	115,067	136,812
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.42	$22.47	$21.62	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80
Value at end of period	$26.86	$21.42	$22.47	$21.62	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58
Number of accumulation units outstanding at end of period	10,553	13,768	16,326	24,379	33,413	57,544	60,478	72,831	78,223	103,530
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.70	$15.86	$15.08	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00
Value at end of period	$16.15	$15.70	$15.86	$15.08	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53
Number of accumulation units outstanding at end of period	576,929	619,303	769,986	285,265	337,270	339,798	374,616	399,908	410,808	463,707
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.45	$9.71	$10.19
Value at end of period	$9.37	$9.45	$9.71
Number of accumulation units outstanding at end of period	271,588	291,408	367,345
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.90	$9.11	$9.83	$8.22	$7.02	$8.12	$7.64	$7.05
Value at end of period	$8.83	$8.90	$9.11	$9.83	$8.22	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	5,761	8,245	10,241	13,923	17,070	28,671	27,888	35,562
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.58	$11.53	$12.35	$10.02	$9.43	$11.07	$9.76
Value at end of period	$12.79	$12.58	$11.53	$12.35	$10.02	$9.43	$11.07
Number of accumulation units outstanding at end of period	937	17,536	17,545	1,907	181	261	186
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.49	$14.84	$13.29	$10.33	$9.69
Value at end of period	$15.81	$15.49	$14.84	$13.29	$10.33
Number of accumulation units outstanding at end of period	443,639	499,779	612,144	740,168	910,276
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.00	$23.86	$21.31	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24
Value at end of period	$25.60	$25.00	$23.86	$21.31	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39
Number of accumulation units outstanding at end of period	234,322	277,448	326,475	252,105	44,021	43,272	19,306	8,260	2,608	2,616
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.96	$15.89	$14.67	$11.37	$10.07	$10.05
Value at end of period	$16.78	$14.96	$15.89	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	181,208	212,480	225,827	148,442	28,371	31,803
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.10	$18.29	$17.06	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74
Value at end of period	$19.13	$18.10	$18.29	$17.06	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83
Number of accumulation units outstanding at end of period	80,166	89,330	102,361	125,091	93,137	115,862	130,284	164,493	183,121	86

CFI -14

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.51	$17.83	$15.70	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67
Value at end of period	$18.77	$17.51	$17.83	$15.70	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15
Number of accumulation units outstanding at end of period	8,734	10,343	11,994	13,812	19,695	37,100	39,556	37,919	38,598	43,128
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.35	$10.57	$10.11	$9.81	$9.20	$8.86	$8.32	$8.25
Value at end of period	$10.70	$10.35	$10.57	$10.11	$9.81	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	255,493	256,570	220,567	225,905	267,335	218,623	313,416	177,020
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.26	$13.71	$13.18	$11.25	$10.08	$10.33	$9.38	$9.22
Value at end of period	$14.05	$13.26	$13.71	$13.18	$11.25	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	811,015	912,167	1,043,824	1,371,454	1,572,082	1,712,415	2,198,626	2,496,597
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.33	$13.72	$13.15	$11.50	$10.44	$10.56	$9.63	$9.50
Value at end of period	$14.06	$13.33	$13.72	$13.15	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	953,035	1,082,646	1,458,338	1,728,534	2,081,342	2,214,578	2,602,054	2,859,154
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.86	$13.23	$12.73	$11.71	$10.76	$10.67	$9.86	$9.75
Value at end of period	$13.43	$12.86	$13.23	$12.73	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	656,649	760,885	881,829	1,029,267	1,267,525	1,378,837	1,436,677	1,531,154
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.08	$23.66	$21.24	$16.34	$14.48	$14.11	$12.70	$10.85	$10.31
Value at end of period	$26.33	$25.08	$23.66	$21.24	$16.34	$14.48	$14.11	$12.70	$6.72
Number of accumulation units outstanding at end of period	34,782	37,886	37,476	46,337	44,068	43,898	28,032	31,979	126,808
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.13	$15.05	$13.54	$10.40	$9.14	$9.06	$8.19	$6.72	$10.31
Value at end of period	$16.55	$15.13	$15.05	$13.54	$10.40	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	108,639	105,746	113,941	213,344	194,260	236,511	231,934	404,145	126,808
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.37	$22.48	$20.29	$15.63	$13.65	$13.75	$12.53	$10.80	$10.31
Value at end of period	$24.33	$21.37	$22.48	$20.29	$15.63	$13.65	$13.75	$12.53	$6.72
Number of accumulation units outstanding at end of period	37,826	42,591	26,209	30,825	47,196	54,039	57,219	56,116	126,808
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$25.51	$26.03	$23.73	$17.81	$15.62	$16.17	$13.01	$10.83	$10.49
Value at end of period	$26.90	$25.51	$26.03	$23.73	$17.81	$15.62	$16.17	$13.01	$6.14
Number of accumulation units outstanding at end of period	32,759	37,288	34,340	45,034	53,479	59,173	80,860	97,790	15,576
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.36	$17.09	$15.39	$11.64	$10.10	$10.44	$8.47	$6.14	$10.49
Value at end of period	$18.27	$16.36	$17.09	$15.39	$11.64	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	27,806	23,746	23,563	90,428	44,333	49,569	19,620	13,324	15,576

CFI -15

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.58	$16.57	$16.04	$11.73	$10.26	$10.84	$8.71	$6.98	$10.21
Value at end of period	$18.59	$15.58	$16.57	$16.04	$11.73	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	18,894	15,982	25,112	106,649	31,564	43,607	48,577	40,797	49,477
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$15.16	$15.52	$14.92	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20
Value at end of period	$16.93	$15.16	$15.52	$14.92	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89
Number of accumulation units outstanding at end of period	11,571	14,318	15,811	19,736	19,245	16,849	18,978	19,495	20,110	20,649
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.61	$17.00	$16.20	$11.94	$10.58	$11.01	$8.99	$7.16	$9.41
Value at end of period	$20.37	$16.61	$17.00	$16.20	$11.94	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	6,009	6,544	8,294	18,609	30,844	36,646	25,619	15,014	12,098
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.60	$10.03
Value at end of period	$10.07	$9.60
Number of accumulation units outstanding at end of period	374,885	456,365
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.87	$12.02	$11.54	$12.03	$11.76	$11.13	$10.64	$10.21	$9.90
Value at end of period	$11.97	$11.87	$12.02	$11.54	$12.03	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	39,829	42,577	43,646	54,312	62,663	83,355	91,062	87,442	72,701
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.09	$21.42	$20.79	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54
Value at end of period	$20.90	$20.09	$21.42	$20.79	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14
Number of accumulation units outstanding at end of period	33,583	40,581	50,621	74,992	83,063	94,226	96,813	104,384	98,513	100,200
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.26	$11.71	$11.56	$12.83	$12.21	$11.04	$10.60	$9.97
Value at end of period	$11.52	$11.26	$11.71	$11.56	$12.83	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	33,242	36,880	36,516	78,265	209,102	127,882	142,911	37,847
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.18	$14.60	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Value at end of period	$14.09	$14.18	$14.60	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48
Number of accumulation units outstanding at end of period	31,433	41,277	45,891	49,639	48,915	60,194	84,455	89,612	99,999	107,813
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$112.70	$110.86	$86.44	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11
Value at end of period	$116.02	$112.70	$110.86	$86.44	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51
Number of accumulation units outstanding at end of period	8,955	10,593	12,305	15,365	21,651	27,477	31,594	42,205	49,340	66,635
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$15.57	$15.31	$13.74	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15
Value at end of period	$16.66	$15.57	$15.31	$13.74	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46
Number of accumulation units outstanding at end of period	60,420	63,872	79,298	100,693	115,289	123,908	150,779	157,889	159,880	125,072
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.01	$15.66	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Value at end of period	$18.34	$15.01	$15.66	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23
Number of accumulation units outstanding at end of period	20,321	24,972	27,626	36,108	46,327	51,720	59,404	70,614	77,932	64,799
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$24.07	$24.78	$23.67	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96
Value at end of period	$26.57	$24.07	$24.78	$23.67	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91
Number of accumulation units outstanding at end of period	67,753	77,268	87,562	111,306	142,727	174,083	203,999	238,063	243,970	404,344

CFI -16

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.76	$14.89	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Value at end of period	$15.72	$13.76	$14.89	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09
Number of accumulation units outstanding at end of period	199,118	241,278	285,627	251,082	255,616	298,671	240,604	254,733	249,295	240,036
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.75	$21.27	$19.74	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96
Value at end of period	$22.98	$19.75	$21.27	$19.74	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44
Number of accumulation units outstanding at end of period	48,824	54,396	69,672	86,589	82,680	105,906	126,971	129,999	149,237	150,106
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.14	$17.76	$16.55	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07
Value at end of period	$19.46	$17.14	$17.76	$16.55	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31
Number of accumulation units outstanding at end of period	174,593	205,507	246,792	103,618	96,503	118,187	105,571	113,622	120,670	86,004
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.55	$10.95	$10.24
Value at end of period	$11.96	$10.55	$10.95
Number of accumulation units outstanding at end of period	44,058	49,997	45,909
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$45.39	$47.35	$43.54	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68
Value at end of period	$53.75	$45.39	$47.35	$43.54	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11
Number of accumulation units outstanding at end of period	34,980	40,565	46,101	56,647	68,690	87,579	111,833	141,131	167,823	241,574
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.31	$22.02	$22.09	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88
Value at end of period	$20.42	$18.31	$22.02	$22.09	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82
Number of accumulation units outstanding at end of period	58,434	71,450	82,393	101,672	110,229	113,267	135,772	157,198	183,253	204,971
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.33	$28.54	$25.14	$19.35	$16.33	$16.24	$13.37	$10.78	$16.30	$16.13
Value at end of period	$30.95	$27.33	$28.54	$25.14	$19.35	$16.33	$16.24	$13.37	$10.78	$16.30
Number of accumulation units outstanding at end of period	16,324	18,337	27,242	35,674	47,088	80,922	59,613	54,776	54,946	62,936
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.72	$27.04	$25.27	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26
Value at end of period	$30.89	$25.72	$27.04	$25.27	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82
Number of accumulation units outstanding at end of period	40,018	42,178	44,222	62,367	68,963	82,903	71,558	65,391	76,585	99,454
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$27.79	$26.46	$25.70	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18
Value at end of period	$28.90	$27.79	$26.46	$25.70	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52
Number of accumulation units outstanding at end of period	19,439	32,933	37,826	42,761	42,688	59,377	50,786	43,937	50,398	69,246
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$22.86	$22.30	$22.12	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77
Value at end of period	$22.57	$22.86	$22.30	$22.12	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61
Number of accumulation units outstanding at end of period	27,399	32,923	44,530	60,630	68,437	82,783	81,946	88,907	95,643	92,165
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$85.42	$82.20	$74.22	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97
Value at end of period	$91.14	$85.42	$82.20	$74.22	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48
Number of accumulation units outstanding at end of period	88,204	105,490	133,529	139,832	163,738	176,320	193,449	219,556	245,136	270,888
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$45.32	$49.30	$46.46	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36
Value at end of period	$53.16	$45.32	$49.30	$46.46	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98
Number of accumulation units outstanding at end of period	34,616	39,226	47,009	80,564	99,697	136,499	135,743	157,777	163,315	188,717

CFI -17

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$17.20	$15.76	$14.72	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18	$10.00
Value at end of period	$17.20	$17.20	$15.76	$14.72	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	23,090	42,035	41,523	60,869	56,098	44,457	24,295	23,559	12,230	41,124
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.11	$15.44	$15.81	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22
Value at end of period	$15.20	$15.11	$15.44	$15.81	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	36,650	49,327	46,208	48,851	57,225	65,828	70,471	89,629	116,880	132,084
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.99	$11.54	$12.55	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Value at end of period	$11.03	$10.99	$11.54	$12.55	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74
Number of accumulation units outstanding at end of period	100,526	120,582	140,723	174,724	201,563	88,235	98,706	101,897	119,244	52,781
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.63	$31.36	$32.67	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01
Value at end of period	$31.35	$28.63	$31.36	$32.67	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31
Number of accumulation units outstanding at end of period	36,471	43,345	56,470	75,507	83,684	96,897	109,196	123,651	147,158	176,510

Separate Account Annual Charges of 1.40%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99	$10.09
Value at end of period	$12.04	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	8,664,609	10,146,226	11,809,955	13,043,592	13,195,463	14,658,436	14,545,662	13,749,221	5,658,472
PROFUND VP BULL
Value at beginning of period	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06
Value at end of period	$14.19	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27
Number of accumulation units outstanding at end of period	30,950	37,080	40,009	64,161	80,226	96,088	119,978	139,938	178,757	302,151
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12
Value at end of period	$2.03	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59
Number of accumulation units outstanding at end of period	185,734	203,341	238,818	238,813	266,658	270,919	290,517	316,599	402,662	538,853
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.81	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	314,826	436,191	416,500	326,776	188,165	94,586	113,073	7,459
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.30	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	65,179	99,064	119,738	73,798	47,433	72,547	76,851	5,674
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08	$9.95
Value at end of period	$10.16	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	7,999,553	9,507,797	3,326,376	3,553,623	3,776,108	4,036,972	4,398,876	4,692,093	4,193,381

CFI -18

Condensed Financial Information (continued)

2

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$8.75	$9.45
Value at end of period	$9.09	$8.75
Number of accumulation units outstanding at end of period	540,000	785,892
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.12	$10.66	$10.41	$10.20
Value at end of period	$10.63	$10.12	$10.66	$10.41
Number of accumulation units outstanding at end of period	3,586,276	4,487,470	5,157,399	2,055,521
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38
Value at end of period	$15.37	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95
Number of accumulation units outstanding at end of period	4,119,413	4,627,796	5,330,177	6,262,749	6,109,676	7,655,564	7,999,039	11,578,123	15,903,229	6,935,089
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.66	$15.15	$13.94	$10.87	$9.57	$9.99
Value at end of period	$15.80	$14.66	$15.15	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	9,534,437	11,357,787	13,193,311	15,699,200	17,914,965	19,736,037
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$14.37	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	3,989,857	4,805,989	5,731,475	6,997,027	8,191,118	9,561,032	5,214,662	5,796,850	3,900,949	21,255
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96	$9.99
Value at end of period	$13.87	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	238,848	284,964	332,628	560,747	952,657	1,068,924	1,477,004	453,760
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96
Value at end of period	$20.18	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13
Number of accumulation units outstanding at end of period	1,919,763	2,333,369	2,852,338	3,536,270	4,012,922	3,817,892	3,921,490	3,386,304	4,317,113	6,065,004
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40
Value at end of period	$17.21	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78
Number of accumulation units outstanding at end of period	434,908	502,867	611,588	718,974	816,038	939,728	1,008,074	1,178,124	1,295,966	1,448,885
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25
Value at end of period	$23.62	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75
Number of accumulation units outstanding at end of period	535,541	606,003	733,866	900,327	1,007,217	1,103,955	1,204,164	1,377,178	1,538,832	1,857,115
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88
Value at end of period	$23.25	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80
Number of accumulation units outstanding at end of period	393,989	471,739	590,078	701,737	824,353	906,059	987,422	1,101,850	1,200,311	1,437,532
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92
Value at end of period	$15.80	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42
Number of accumulation units outstanding at end of period	28,010,382	32,021,473	35,604,078	12,404,667	12,675,495	13,585,163	14,805,735	15,212,968	14,692,505	12,433,842

CFI -19

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.43	$9.70	$10.41
Value at end of period	$9.33	$9.43	$9.70
Number of accumulation units outstanding at end of period	10,918,223	12,820,021	14,338,873
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06	$10.14
Value at end of period	$8.72	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06
Number of accumulation units outstanding at end of period	475,607	558,185	670,510	985,325	849,883	818,658	1,156,598	1,391,858	139,687
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86	$9.81
Value at end of period	$12.65	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	130,308	179,540	88,325	158,004	62,624	178,839	63,936	3,051
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.40	$14.78	$13.26	$10.32	$10.27
Value at end of period	$15.69	$15.40	$14.78	$13.26	$10.32
Number of accumulation units outstanding at end of period	16,175,859	19,109,726	22,337,194	26,880,710	30,794,923
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19
Value at end of period	$25.11	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32
Number of accumulation units outstanding at end of period	7,562,016	9,118,020	11,036,243	7,109,891	1,682,756	2,130,653	1,082,965	1,127,373	74,128	25,298
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.85	$15.80	$14.60	$11.33	$10.05	$10.05
Value at end of period	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	7,421,221	9,147,104	8,808,653	5,395,409	830,633	569,147
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66
Value at end of period	$18.68	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72
Number of accumulation units outstanding at end of period	2,853,934	3,240,855	3,761,739	4,703,222	3,747,745	4,227,190	4,756,551	4,502,607	4,769,928	299,160
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.23	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64
Value at end of period	$18.44	$17.23	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10
Number of accumulation units outstanding at end of period	487,254	577,949	655,382	581,429	616,418	700,026	862,455	854,149	896,825	1,065,830
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.59	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	5,389,089	5,273,239	5,808,995	6,917,396	7,030,422	7,346,128	6,256,899	5,981,757
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.90	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	39,020,544	45,698,664	51,799,708	59,186,253	63,995,469	68,956,114	74,275,484	79,472,323
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	22,613,214	26,950,962	30,767,408	35,441,375	38,485,278	42,036,780	46,040,296	48,787,781

CFI -20

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$13.29	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	12,104,749	14,071,867	16,389,602	19,206,813	20,961,634	22,515,408	24,451,343	25,879,317
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69	$10.27
Value at end of period	$26.02	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	1,080,819	1,104,897	1,257,121	1,242,161	1,378,422	1,637,094	1,455,162	1,607,178
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71	$10.17
Value at end of period	$16.33	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	3,318,523	3,395,479	3,546,039	4,014,374	4,545,292	4,462,209	5,649,134	6,524,524	629,227
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51	$10.35
Value at end of period	$24.05	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	1,222,175	1,205,374	471,664	439,059	373,421	310,000	194,823	130,420
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00	$10.36
Value at end of period	$26.59	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	1,120,682	1,355,601	1,415,777	1,742,194	1,975,775	2,267,474	2,632,553	2,765,328
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13	$10.30
Value at end of period	$18.03	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,580,451	1,639,001	1,800,620	1,609,933	1,669,174	1,745,841	1,854,424	1,478,202	578,346
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97	$10.06
Value at end of period	$18.35	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,420,669	1,600,432	1,732,818	1,943,191	1,759,225	1,701,985	1,880,369	1,673,974	1,397,996
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13
Value at end of period	$16.53	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80
Number of accumulation units outstanding at end of period	275,069	341,370	413,406	542,408	663,418	796,478	919,414	1,117,503	1,257,982	1,598,381
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15	$10.25
Value at end of period	$20.10	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15
Number of accumulation units outstanding at end of period	812,437	852,713	963,772	1,060,414	1,187,162	1,422,232	1,686,231	1,359,012	686,734
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.60	$10.03
Value at end of period	$10.05	$9.60
Number of accumulation units outstanding at end of period	10,212,905	12,257,013

CFI -21

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20	$9.99
Value at end of period	$11.81	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	2,140,065	2,326,628	2,474,708	2,262,123	2,599,279	3,165,568	3,163,184	3,588,432	3,388,765
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51
Value at end of period	$20.53	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08
Number of accumulation units outstanding at end of period	2,411,598	2,897,333	3,345,047	3,838,302	3,614,401	4,238,575	4,210,806	4,248,323	3,468,055	2,503,317
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59	$9.88
Value at end of period	$11.39	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	2,308,811	2,427,575	2,742,060	3,201,123	5,636,752	5,459,336	3,408,948	2,184,297
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Value at end of period	$13.86	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45
Number of accumulation units outstanding at end of period	850,881	1,017,120	1,199,879	1,384,244	1,576,114	1,763,062	1,961,059	2,241,686	2,084,334	1,270,230
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89
Value at end of period	$111.21	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61
Number of accumulation units outstanding at end of period	203,191	252,122	319,442	412,408	481,849	575,703	675,827	801,790	952,216	1,233,036
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13
Value at end of period	$16.39	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43
Number of accumulation units outstanding at end of period	2,237,802	2,511,540	2,768,582	3,001,487	3,337,689	3,608,516	3,853,085	3,902,577	3,528,125	1,733,413
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Value at end of period	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21
Number of accumulation units outstanding at end of period	1,037,070	1,226,292	1,421,605	1,638,441	1,976,916	2,223,917	2,485,616	2,897,468	3,270,508	1,892,774
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.52	$24.25	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81
Value at end of period	$25.92	$23.52	$24.25	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72
Number of accumulation units outstanding at end of period	2,471,271	2,979,707	3,502,096	4,130,890	4,843,072	5,710,571	6,967,702	7,847,444	790,043	8,909,282
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Value at end of period	$15.47	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06
Number of accumulation units outstanding at end of period	3,155,065	3,731,542	4,655,588	5,147,846	5,478,163	5,332,275	5,251,259	5,510,324	4,555,948	3,440,430
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24
Value at end of period	$21.53	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72
Number of accumulation units outstanding at end of period	1,322,990	1,683,688	2,034,525	2,240,125	2,131,292	2,213,852	2,163,923	2,202,640	2,342,903	2,261,293
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04
Value at end of period	$19.12	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26
Number of accumulation units outstanding at end of period	4,329,327	5,216,053	6,388,091	2,363,718	2,113,601	2,270,527	2,408,048	2,591,371	2,734,004	1,006,618
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.52	$10.93	$10.13
Value at end of period	$11.91	$10.52	$10.93
Number of accumulation units outstanding at end of period	6,252,217	7,191,688	8,247,921

CFI -22

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04
Value at end of period	$51.89	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41
Number of accumulation units outstanding at end of period	837,388	956,646	1,110,697	1,334,073	1,464,057	1,747,429	2,059,675	2,460,096	2,778,827	3,278,627
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63
Value at end of period	$19.84	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43
Number of accumulation units outstanding at end of period	2,136,235	2,491,137	2,828,949	3,257,286	3,572,154	3,601,771	3,721,910	4,884,446	4,935,142	4,448,144
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91	$10.18
Value at end of period	$19.60	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91
Number of accumulation units outstanding at end of period	875,198	1,100,503	1,353,541	1,923,801	1,723,331	1,622,804	1,415,034	802,705	540,677
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16
Value at end of period	$30.21	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69
Number of accumulation units outstanding at end of period	1,234,769	1,470,952	1,635,806	1,942,461	1,734,757	1,899,433	2,114,063	1,611,588	1,611,588	1,945,337
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06
Value at end of period	$28.26	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37
Number of accumulation units outstanding at end of period	1,340,989	1,519,675	1,806,889	2,192,686	2,525,466	2,790,056	2,982,767	2,798,687	2,715,369	2,698,954
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88
Value at end of period	$18.40	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55
Number of accumulation units outstanding at end of period	883,783	1,216,762	1,205,566	1,469,568	1,279,009	1,397,045	1,420,560	1,635,220	1,818,384	1,491,444
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66
Value at end of period	$87.37	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06
Number of accumulation units outstanding at end of period	4,380,841	4,905,548	5,469,024	6,127,711	6,556,997	7,077,206	7,593,076	8,156,298	8,278,462	8,055,776
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41
Value at end of period	$50.96	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97
Number of accumulation units outstanding at end of period	1,314,400	1,493,918	1,766,295	2,183,982	2,465,852	2,820,631	3,008,352	3,153,961	3,367,200	3,471,081
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$16.95	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	1,963,161	2,549,469	2,394,002	2,453,514	2,352,194	1,806,950	1,929,680	1,909,257	775,347	317,543
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18
Value at end of period	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05
Number of accumulation units outstanding at end of period	1,015,936	1,199,390	1,221,192	1,258,845	1,385,641	1,461,019	1,599,392	1,998,238	2,376,603	2,243,027
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Value at end of period	$10.85	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71
Number of accumulation units outstanding at end of period	5,129,382	6,092,607	6,958,530	7,818,813	8,618,254	2,688,868	2,992,773	2,884,425	2,681,328	1,021,786
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44
Value at end of period	$30.22	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69
Number of accumulation units outstanding at end of period	655,387	816,077	984,423	1,092,286	1,218,937	1,363,264	1,606,338	1,694,621	1,712,450	1,869,745

CFI -23

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.60%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.58	$11.89	$11.85	$10.53	$9.73	$10.26	$9.50	$7.98	$7.79
Value at end of period	$11.83	$11.58	$11.89	$11.85	$10.53	$9.73	$10.26	$9.50	$7.98
Number of accumulation units outstanding at end of period	0	0	4,487	4,717	1,764	1,939	1,646	1,056	10,538
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.59	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07	$5.98
Value at end of period	$9.98	$9.59	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07
Number of accumulation units outstanding at end of period	0	349	1,242	1,013	1,148	1,191	1,286	1,309	1,487
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.04	$9.18	$9.33	$9.48	$9.63	$9.79	$9.94	$10.07	$10.01
Value at end of period	$8.90	$9.04	$9.18	$9.33	$9.48	$9.63	$9.79	$9.94	$10.07
Number of accumulation units outstanding at end of period	0	1,393	11,334	11,454	11,570	11,709	22,180	22,494	35,940
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.52	$15.03	$13.86	$10.82	$9.55	$9.99
Value at end of period	$15.61	$14.52	$15.03	$13.86	$10.82	$9.55
Number of accumulation units outstanding at end of period	0	0	7,257	19,303	17,668	17,923
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$14.05	$14.52	$13.36	$10.41	$9.16	$9.05
Value at end of period	$15.13	$14.05	$14.52	$13.36	$10.41	$9.16
Number of accumulation units outstanding at end of period	0	0	376	394	438	443
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.56	$15.10	$15.17	$14.60	$13.01	$12.66	$11.26	$7.66	$9.88
Value at end of period	$16.42	$14.56	$15.10	$15.17	$14.60	$13.01	$12.66	$11.26	$7.66
Number of accumulation units outstanding at end of period	0	0	1,527	3,127	1,944	2,885	1,431	410	797
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.04	$12.21	$11.65	$11.88	$11.07	$10.48	$9.73	$8.88	$10.04
Value at end of period	$12.35	$12.04	$12.21	$11.65	$11.88	$11.07	$10.48	$9.73	$8.88
Number of accumulation units outstanding at end of period	0	1,993	38,789	862	870	878	2,559	900	2,928
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.39	$9.68	$10.19
Value at end of period	$9.27	$9.39	$9.68
Number of accumulation units outstanding at end of period	0	0	3,140
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.29	$14.70	$13.21	$10.31	$9.84
Value at end of period	$15.55	$15.29	$14.70	$13.21	$10.31
Number of accumulation units outstanding at end of period	0	0	5,410	5,607	6,771

CFI -24

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$23.29	$22.31	$20.00	$15.56	$13.42	$13.34	$11.45
Value at end of period	$23.77	$23.29	$22.31	$20.00	$15.56	$13.42	$13.34
Number of accumulation units outstanding at end of period	0	606	2,705	2,633	605	2,077	2,994
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.71	$15.67	$14.52	$11.29	$10.03	$9.68
Value at end of period	$16.44	$14.71	$15.67	$14.52	$11.29	$10.03
Number of accumulation units outstanding at end of period	0	0	736	1,634	0	2,934
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.16	$17.39	$16.28	$12.56	$11.21	$11.48	$8.97	$8.55
Value at end of period	$18.06	$17.16	$17.39	$16.28	$12.56	$11.21	$11.48	$8.97
Number of accumulation units outstanding at end of period	0	0	0	0	1,383	1,626	1,809	525
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.98	$13.46	$12.98	$11.12	$10.00	$10.52
Value at end of period	$13.70	$12.98	$13.46	$12.98	$11.12	$10.00
Number of accumulation units outstanding at end of period	0	0	2,074	2,093	2,114	2,144
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.05	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63	$9.49
Value at end of period	$13.71	$13.05	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	0	0	11,090	11,216	11,342	11,491	2,347	2,385
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.58	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86	$9.75
Value at end of period	$13.10	$12.58	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	0	0	36,746	41,107	54,984	55,637	53,150	53,406
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.73	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14	$6.94
Value at end of period	$16.05	$14.73	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14
Number of accumulation units outstanding at end of period	0	0	1,301	2,894	309	315	355	205
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.92	$16.69	$15.08	$13.60
Value at end of period	$17.72	$15.92	$16.69	$15.08
Number of accumulation units outstanding at end of period	0	0	345	786
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.55	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19	$9.98
Value at end of period	$11.61	$11.55	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	872	1,198
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$15.98	$17.09	$16.65	$12.18	$10.35	$10.29	$8.26	$6.21	$6.21
Value at end of period	$16.56	$15.98	$17.09	$16.65	$12.18	$10.35	$10.29	$8.26	$6.21
Number of accumulation units outstanding at end of period	0	0	264	1,459	1,881	1,325	3,225	3,622	485

CFI -25

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.00	$11.48	$11.37	$12.66	$12.10	$10.97	$10.57	$10.30
Value at end of period	$11.22	$11.00	$11.48	$11.37	$12.66	$12.10	$10.97	$10.57
Number of accumulation units outstanding at end of period	0	0	0	4,823	5,192	3,884	3,854	3,683
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.92	$12.33	$11.00	$10.78	$8.72	$9.36	$8.20	$6.20
Value at end of period	$11.81	$11.92	$12.33	$11.00	$10.78	$8.72	$9.36	$8.20
Number of accumulation units outstanding at end of period	0	229	251	277	311	342	372	402
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.01	$17.78	$13.91	$13.85	$12.18	$11.31	$8.98	$6.71	$10.85
Value at end of period	$18.48	$18.01	$17.78	$13.91	$13.85	$12.18	$11.31	$8.98	$6.71
Number of accumulation units outstanding at end of period	0	0	842	989	892	971	980	1,113	1,183
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.95	$13.76	$12.40	$9.35	$8.46	$9.02	$8.18	$8.18
Value at end of period	$14.88	$13.95	$13.76	$12.40	$9.35	$8.46	$9.02	$8.18
Number of accumulation units outstanding at end of period	811	753	784	610	747	721	730	752
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.54	$16.27	$15.84	$11.50	$10.24	$10.69	$8.67	$7.08
Value at end of period	$18.91	$15.54	$16.27	$15.84	$11.50	$10.24	$10.69	$8.67
Number of accumulation units outstanding at end of period	0	402	454	501	617	671	727	782
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.50	$14.99	$14.36	$10.73	$9.51	$10.86	$8.59	$6.27	$9.52
Value at end of period	$15.95	$14.50	$14.99	$14.36	$10.73	$9.51	$10.86	$8.59	$6.27
Number of accumulation units outstanding at end of period	0	1,771	10,632	9,265	10,247	9,348	10,827	13,772	3,576
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.32	$13.37	$12.94	$11.47	$10.35	$10.26	$9.23	$7.10	$9.77
Value at end of period	$14.02	$12.32	$13.37	$12.94	$11.47	$10.35	$10.26	$9.23	$7.10
Number of accumulation units outstanding at end of period	225	224	2,629	2,608	5,229	2,775	2,859	2,658	2,542
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.48	$10.91	$10.24
Value at end of period	$11.84	$10.48	$10.91
Number of accumulation units outstanding at end of period	0	0	21,371
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.68	$14.32	$13.22	$10.03	$8.90	$9.24	$8.35	$6.85	$9.62
Value at end of period	$16.14	$13.68	$14.32	$13.22	$10.03	$8.90	$9.24	$8.35	$6.85
Number of accumulation units outstanding at end of period	0	0	0	52	1,875	70	2,568	2,530	481
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.10	$8.57	$8.63	$9.30	$7.94	$9.87	$8.34	$4.94	$9.35
Value at end of period	$7.89	$7.10	$8.57	$8.63	$9.30	$7.94	$9.87	$8.34	$4.94
Number of accumulation units outstanding at end of period	0	0	1,305	1,303	1,252	1,712	1,724	2,332	3,142

CFI -26

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.07	$17.89	$15.81	$12.22	$10.34	$10.32	$8.53	$7.05
Value at end of period	$19.27	$17.07	$17.89	$15.81	$12.22	$10.34	$10.32	$8.53
Number of accumulation units outstanding at end of period	0	808	884	978	1,098	1,206	1,314	1,419
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.31	$19.31	$18.11	$13.25	$11.34	$11.68	$9.37	$9.24
Value at end of period	$21.91	$18.31	$19.31	$18.11	$13.25	$11.34	$11.68	$9.37
Number of accumulation units outstanding at end of period	0	0	299	655	1,402	0	0	486
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.70	$15.00	$14.62	$12.44	$10.92	$10.18	$9.08	$7.16	$8.59
Value at end of period	$16.27	$15.70	$15.00	$14.62	$12.44	$10.92	$10.18	$9.08	$7.16
Number of accumulation units outstanding at end of period	0	0	10,614	2,248	1,632	2,602	1,531	603	182
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.27	$12.99	$12.93	$10.36	$8.68	$9.62	$8.44	$6.16	$9.79
Value at end of period	$13.06	$13.27	$12.99	$12.93	$10.36	$8.68	$9.62	$8.44	$6.16
Number of accumulation units outstanding at end of period	0	0	0	54	61	68	460	475	534
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$17.01	$16.43	$14.88	$12.38	$10.99	$10.85	$9.67	$7.37	$10.03
Value at end of period	$18.09	$17.01	$16.43	$14.88	$12.38	$10.99	$10.85	$9.67	$7.37
Number of accumulation units outstanding at end of period	0	9,558	66,556	82,579	87,753	87,763	89,458	90,602	88,086
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.88	$14.06	$13.30	$10.41	$9.03	$9.26	$8.18	$6.65	$6.65
Value at end of period	$15.05	$12.88	$14.06	$13.30	$10.41	$9.03	$9.26	$8.18	$6.65
Number of accumulation units outstanding at end of period	0	0	14,456	246	2,103	346	374	414	453
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.32	$15.92	$14.92	$10.91	$9.35	$9.63	$8.39	$7.87
Value at end of period	$17.25	$17.32	$15.92	$14.92	$10.91	$9.35	$9.63	$8.39
Number of accumulation units outstanding at end of period	0	0	0	0	752	0	0	1,142
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.60	$9.06	$9.89	$8.38	$7.18	$8.31	$7.77	$7.70
Value at end of period	$8.60	$8.60	$9.06	$9.89	$8.38	$7.18	$8.31	$7.77
Number of accumulation units outstanding at end of period	0	0	1,273	3,100	749	867	2,340	3,431
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.59	$11.65	$12.17	$9.47	$7.90	$8.52	$8.03	$6.17	$9.26
Value at end of period	$11.56	$10.59	$11.65	$12.17	$9.47	$7.90	$8.52	$8.03	$6.17
Number of accumulation units outstanding at end of period	0	0	0	15,770	16,727	17,122	17,369	16,966	7,186

CFI -27

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.70%
(Standard Death Benefit and Premium Credit Rider with Standard Surrender Charge Schedule)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.49	$11.81	$11.78	$10.48	$9.69	$10.23	$9.48	$7.97	$9.84
Value at end of period	$11.73	$11.49	$11.81	$11.78	$10.48	$9.69	$10.23	$9.48	$7.97
Number of accumulation units outstanding at end of period	4,127	14,624	28,963	28,982	41,488	44,687	61,011	47,697	22,563
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.51	$9.92	$9.62	$8.62	$7.61	$8.06	$7.74	$6.06	$10.14
Value at end of period	$9.89	$9.51	$9.92	$9.62	$8.62	$7.61	$8.06	$7.74	$6.06
Number of accumulation units outstanding at end of period	149	4,054	3,187	3,529	3,479	3,898	20,071	18,734	17,821
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$8.72	$9.45
Value at end of period	$9.04	$8.72
Number of accumulation units outstanding at end of period	0	443
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.04	$10.60	$10.37
Value at end of period	$10.51	$10.04	$10.60
Number of accumulation units outstanding at end of period	0	1,935	2,245
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.97	$9.12	$9.27	$9.43	$9.60	$9.76	$9.92	$10.06	$10.01
Value at end of period	$8.82	$8.97	$9.12	$9.27	$9.43	$9.60	$9.76	$9.92	$10.06
Number of accumulation units outstanding at end of period	0	18,721	102,721	99,727	104,447	142,034	153,053	161,282	111,644
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.45	$14.97	$13.82	$10.80	$9.54	$9.99
Value at end of period	$15.52	$14.45	$14.97	$13.82	$10.80	$9.54
Number of accumulation units outstanding at end of period	0	1,550	8,813	6,112	6,591	10,474
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.94	$14.42	$13.28	$10.36	$9.13	$9.02
Value at end of period	$15.00	$13.94	$14.42	$13.28	$10.36	$9.13
Number of accumulation units outstanding at end of period	0	0	5,347	5,395	5,820	6,734
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.38	$14.36	$14.13	$13.84	$10.96	$13.67	$12.64
Value at end of period	$13.56	$13.38	$14.36	$14.13	$13.84	$10.96	$13.67
Number of accumulation units outstanding at end of period	46	46	365	365	258	261	263
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.45	$15.00	$15.08	$14.52	$12.96	$12.62	$11.24	$7.65	$10.05
Value at end of period	$16.28	$14.45	$15.00	$15.08	$14.52	$12.96	$12.62	$11.24	$7.65
Number of accumulation units outstanding at end of period	2,855	6,999	16,533	16,944	17,260	17,008	16,686	224	227

CFI -28

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.95	$12.12	$11.58	$11.82	$11.03	$10.45	$9.71	$8.88	$9.81
Value at end of period	$12.24	$11.95	$12.12	$11.58	$11.82	$11.03	$10.45	$9.71	$8.88
Number of accumulation units outstanding at end of period	6,825	104,638	371,847	42,267	36,494	46,450	30,472	14,377	6,016
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.37	$9.67	$10.19
Value at end of period	$9.25	$9.37	$9.67
Number of accumulation units outstanding at end of period	0	14,600	27,626
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.59	$8.83	$9.58	$8.04	$6.91	$8.02	$7.58	$7.71
Value at end of period	$8.49	$8.59	$8.83	$9.58	$8.04	$6.91	$8.02	$7.58
Number of accumulation units outstanding at end of period	76	816	814	754	780	777	753	720
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.24	$11.27	$12.12	$9.88	$9.34	$10.07
Value at end of period	$12.38	$12.24	$11.27	$12.12	$9.88	$9.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,984
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.23	$14.66	$13.19	$10.30	$9.84
Value at end of period	$15.48	$15.23	$14.66	$13.19	$10.30
Number of accumulation units outstanding at end of period	196	4,422	21,135	22,495	23,659
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.13	$22.17	$19.89	$15.49	$13.38	$13.31	$11.85	$9.28
Value at end of period	$23.57	$23.13	$22.17	$19.89	$15.49	$13.38	$13.31	$11.85
Number of accumulation units outstanding at end of period	0	15,643	32,033	6,956	3,184	7,473	6,047	1,236
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.63	$15.61	$14.47	$11.27	$10.02	$9.68
Value at end of period	$16.34	$14.63	$15.61	$14.47	$11.27	$10.02
Number of accumulation units outstanding at end of period	314	7,572	12,336	4,688	1,114	1,065
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$17.02	$17.27	$16.19	$12.50	$11.17	$11.45	$8.96	$6.46	$10.27
Value at end of period	$17.91	$17.02	$17.27	$16.19	$12.50	$11.17	$11.45	$8.96	$6.46
Number of accumulation units outstanding at end of period	0	8,858	22,927	22,406	14,957	16,203	17,576	9,557	9,782
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.07	$10.32	$9.92	$9.67	$9.11	$8.81	$8.31	$8.25
Value at end of period	$10.36	$10.07	$10.32	$9.92	$9.67	$9.11	$8.81	$8.31
Number of accumulation units outstanding at end of period	0	24,108	20,959	21,178	22,328	22,110	182,305	183,416
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.89	$13.39	$12.93	$11.08	$9.98	$10.28	$9.37	$9.21
Value at end of period	$13.60	$12.89	$13.39	$12.93	$11.08	$9.98	$10.28	$9.37
Number of accumulation units outstanding at end of period	0	12,932	185,462	188,457	191,576	196,086	66,239	66,240

CFI -29

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.96	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63	$9.49
Value at end of period	$13.61	$12.96	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63
Number of accumulation units outstanding at end of period	0	14,888	31,974	38,011	67,278	89,650	99,213	113,247
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.50	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85	$9.75
Value at end of period	$13.00	$12.50	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85
Number of accumulation units outstanding at end of period	0	19,380	76,528	81,477	79,254	81,658	74,319	76,943
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.33	$23.05	$20.80	$16.06	$14.30	$14.00	$12.66	$10.83
Value at end of period	$25.43	$24.33	$23.05	$20.80	$16.06	$14.30	$14.00	$12.66
Number of accumulation units outstanding at end of period	0	1,438	809	837	1,022	1,646	2,336	7,735
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.61	$14.60	$13.19	$10.18	$8.99	$8.95	$8.13	$6.93
Value at end of period	$15.91	$14.61	$14.60	$13.19	$10.18	$8.99	$8.95	$8.13
Number of accumulation units outstanding at end of period	0	0	4,782	5,181	1,539	1,607	1,683	1,697
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$20.73	$21.91	$19.86	$15.37	$13.48	$13.39
Value at end of period	$23.50	$20.73	$21.91	$19.86	$15.37	$13.48
Number of accumulation units outstanding at end of period	0	345	364	390	439	469
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.74	$25.37	$23.23	$17.52	$15.43	$16.04	$12.97	$11.56
Value at end of period	$25.98	$24.74	$25.37	$23.23	$17.52	$15.43	$16.04	$12.97
Number of accumulation units outstanding at end of period	0	8,439	5,924	6,274	6,754	7,221	6,878	2,164
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.80	$16.57	$14.99	$11.39	$9.93	$10.32	$8.40	$6.12	$9.57
Value at end of period	$17.57	$15.80	$16.57	$14.99	$11.39	$9.93	$10.32	$8.40	$6.12
Number of accumulation units outstanding at end of period	0	583	1,561	2,069	918	998	5,062	5,670	5,181
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.05	$16.08	$15.63	$11.49	$10.09	$10.71	$8.64	$6.95	$10.36
Value at end of period	$17.87	$15.05	$16.08	$15.63	$11.49	$10.09	$10.71	$8.64	$6.95
Number of accumulation units outstanding at end of period	0	421	992	788	677	737	2,900	3,175	2,738
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.05	$16.49	$15.79	$11.69	$10.41	$10.88	$8.92	$7.13	$10.19
Value at end of period	$19.59	$16.05	$16.49	$15.79	$11.69	$10.41	$10.88	$8.92	$7.13
Number of accumulation units outstanding at end of period	0	763	1,355	1,369	1,486	1,508	1,375	1,687	752
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.58	$10.02
Value at end of period	$10.00	$9.58
Number of accumulation units outstanding at end of period	0	3,478

CFI -30

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.47	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56	$10.18	$9.96
Value at end of period	$11.51	$11.47	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56	$10.18
Number of accumulation units outstanding at end of period	0	0	8,292	11,538	17,003	29,901	17,146	17,134	15,669
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.85	$16.98	$16.55	$12.12	$10.31	$10.26	$8.25	$6.20	$10.14
Value at end of period	$16.41	$15.85	$16.98	$16.55	$12.12	$10.31	$10.26	$8.25	$6.20
Number of accumulation units outstanding at end of period	0	4,092	13,486	8,305	9,309	10,046	9,127	8,546	7,361
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.93	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56	$10.53
Value at end of period	$11.13	$10.93	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56
Number of accumulation units outstanding at end of period	0	6,852	11,594	9,497	13,283	10,455	11,040	3,680
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.83	$12.24	$10.93	$10.73	$8.68	$9.33	$8.18	$6.24	$10.69
Value at end of period	$11.70	$11.83	$12.24	$10.93	$10.73	$8.68	$9.33	$8.18	$6.24
Number of accumulation units outstanding at end of period	0	0	3,777	4,069	4,494	15,380	26,656	27,444	22,635
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.83	$13.67	$12.32	$9.30	$8.43	$9.00	$8.17	$6.31	$9.96
Value at end of period	$14.74	$13.83	$13.67	$12.32	$9.30	$8.43	$9.00	$8.17	$6.31
Number of accumulation units outstanding at end of period	0	7,244	12,404	13,164	14,303	15,035	22,436	15,470	8,393
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.41	$16.15	$15.75	$11.44	$10.19	$10.66	$8.65	$7.06	$10.33
Value at end of period	$18.74	$15.41	$16.15	$15.75	$11.44	$10.19	$10.66	$8.65	$7.06
Number of accumulation units outstanding at end of period	0	0	3,736	3,942	4,455	4,853	5,016	5,114	5,150
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.39	$14.88	$14.28	$10.68	$9.47	$10.82	$8.58	$6.27	$9.41
Value at end of period	$15.81	$14.39	$14.88	$14.28	$10.68	$9.47	$10.82	$8.58	$6.27
Number of accumulation units outstanding at end of period	0	1,624	14,028	8,986	9,406	9,498	9,480	1,750	169
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.22	$13.28	$12.86	$11.41	$10.31	$10.23	$9.21	$7.10	$9.87
Value at end of period	$13.90	$12.22	$13.28	$12.86	$11.41	$10.31	$10.23	$9.21	$7.10
Number of accumulation units outstanding at end of period	1,382	2,160	6,329	5,689	3,923	4,817	3,950	3,725	4,518
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.77	$14.90	$13.89	$10.47	$8.97	$9.32	$8.24	$7.99
Value at end of period	$15.95	$13.77	$14.90	$13.89	$10.47	$8.97	$9.32	$8.24
Number of accumulation units outstanding at end of period	0	9,649	10,580	9,839	10,623	11,423	11,529	9,071
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.63	$14.20	$13.28	$10.84	$9.80	$10.11	$9.17	$7.63	$9.28
Value at end of period	$15.41	$13.63	$14.20	$13.28	$10.84	$9.80	$10.11	$9.17	$7.63
Number of accumulation units outstanding at end of period	0	19,297	35,507	15,363	13,315	14,052	15,469	16,959	13,009

CFI -31

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.46	$10.90	$10.24
Value at end of period	$11.81	$10.46	$10.90
Number of accumulation units outstanding at end of period	0	11,127	20,176
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$13.57	$14.22	$13.14	$9.98	$8.86	$9.21	$8.27
Value at end of period	$16.00	$13.57	$14.22	$13.14	$9.98	$8.86	$9.21
Number of accumulation units outstanding at end of period	0	2,459	2,444	2,516	2,979	2,231	3,064
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.05	$8.51	$8.58	$9.26	$7.91	$9.84	$8.32	$4.93	$9.45
Value at end of period	$7.82	$7.05	$8.51	$8.58	$9.26	$7.91	$9.84	$8.32	$4.93
Number of accumulation units outstanding at end of period	526	4,225	15,705	10,479	8,833	12,483	23,343	24,456	23,382
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.94	$17.77	$15.72	$12.16	$10.31	$10.30	$8.52	$6.89	$10.23
Value at end of period	$19.10	$16.94	$17.77	$15.72	$12.16	$10.31	$10.30	$8.52	$6.89
Number of accumulation units outstanding at end of period	0	3,986	10,081	10,381	8,700	9,415	9,653	9,903	6,207
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.16	$19.18	$18.01	$13.18	$11.30	$11.65	$9.35	$9.06
Value at end of period	$21.71	$18.16	$19.18	$18.01	$13.18	$11.30	$11.65	$9.35
Number of accumulation units outstanding at end of period	0	862	7,823	1,893	3,271	1,026	456	613
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.58	$14.90	$14.54	$12.38	$10.88	$10.15	$9.06	$7.15	$9.52
Value at end of period	$16.13	$15.58	$14.90	$14.54	$12.38	$10.88	$10.15	$9.06	$7.15
Number of accumulation units outstanding at end of period	122	5,377	9,550	8,996	8,145	7,121	6,283	6,425	5,118
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.87	$16.31	$14.79	$12.31	$10.94	$10.82	$9.65	$7.37	$9.84
Value at end of period	$17.92	$16.87	$16.31	$14.79	$12.31	$10.94	$10.82	$9.65	$7.37
Number of accumulation units outstanding at end of period	0	2,739	143,760	131,826	135,639	135,231	131,818	127,732	104,548
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.78	$13.96	$13.22	$10.36	$8.99	$9.23	$8.17	$6.65	$9.84
Value at end of period	$14.92	$12.78	$13.96	$13.22	$10.36	$8.99	$9.23	$8.17	$6.65
Number of accumulation units outstanding at end of period	0	672	3,934	4,285	7,080	4,265	742	140	136
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$17.18	$15.81	$14.83	$10.86	$11.03
Value at end of period	$17.10	$17.18	$15.81	$14.83	$10.86
Number of accumulation units outstanding at end of period	0	3,927	3,651	3,070	2,630
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.52	$8.75	$9.00	$8.01	$6.86	$7.96	$7.12	$5.26	$9.26
Value at end of period	$8.54	$8.52	$8.75	$9.00	$8.01	$6.86	$7.96	$7.12	$5.26
Number of accumulation units outstanding at end of period	0	0	14,372	5,078	5,126	5,113	5,147	7,167	5,410

CFI -32

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.53	$9.00	$9.83	$8.33	$7.15	$8.28	$7.76	$5.99	$9.08
Value at end of period	$8.52	$8.53	$9.00	$9.83	$8.33	$7.15	$8.28	$7.76	$5.99
Number of accumulation units outstanding at end of period	0	10,471	20,895	20,133	18,096	13,154	13,276	10,579	1,544
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.51	$11.56	$12.10	$9.42	$7.87	$8.49	$8.02	$6.16	$6.73
Value at end of period	$11.46	$10.51	$11.56	$12.10	$9.42	$7.87	$8.49	$8.02	$6.16
Number of accumulation units outstanding at end of period	0	0	327	353	372	393	254	0	675

Separate Account Annual Charges of 1.80%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.40	$11.73	$11.71	$10.42	$9.65	$10.20	$9.46	$7.97	$7.56
Value at end of period	$11.62	$11.40	$11.73	$11.71	$10.42	$9.65	$10.20	$9.46	$7.97
Number of accumulation units outstanding at end of period	0	0	0	1,034	5,475	11,077	12,194	4,234	3,871
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.32	$9.49	$9.66	$9.84	$10.02	$10.20	$10.38	$10.54	$10.52
Value at end of period	$9.16	$9.32	$9.49	$9.66	$9.84	$10.02	$10.20	$10.38	$10.54
Number of accumulation units outstanding at end of period	0	0	0	0	18,852	20,146	0	3,732	2,063
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.38	$14.91	$13.78	$10.78	$9.53	$9.99
Value at end of period	$15.43	$14.38	$14.91	$13.78	$10.78	$9.53
Number of accumulation units outstanding at end of period	0	0	0	7,418	13,670	14,167
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.83	$14.32	$13.20	$10.32	$9.10	$9.31	$8.33	$6.52	$10.03
Value at end of period	$14.87	$13.83	$14.32	$13.20	$10.32	$9.10	$9.31	$8.33	$6.52
Number of accumulation units outstanding at end of period	0	0	0	1,740	22,554	22,683	0	450	755
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$16.04	$16.68	$15.54	$11.78	$10.22	$10.56	$8.84	$6.85	$11.20	$10.83
Value at end of period	$18.56	$16.04	$16.68	$15.54	$11.78	$10.22	$10.56	$8.84	$6.85	$11.20
Number of accumulation units outstanding at end of period	0	0	0	0	528	550	556	4,525	5,008	5,085
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.94	$13.14	$12.57	$12.85	$11.99	$11.38	$10.58	$9.68	$10.79	$10.40
Value at end of period	$13.24	$12.94	$13.14	$12.57	$12.85	$11.99	$11.38	$10.58	$9.68	$10.79
Number of accumulation units outstanding at end of period	0	0	3,593	20,607	27,465	27,474	27,776	28,237	27,902	29,193
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.18	$14.62	$13.17	$10.29	$9.84
Value at end of period	$15.40	$15.18	$14.62	$13.17	$10.29
Number of accumulation units outstanding at end of period	0	0	0	49,758	57,135

CFI -33

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$23.31	$22.37	$20.09	$17.98
Value at end of period	$23.74	$23.31	$22.37	$20.09
Number of accumulation units outstanding at end of period	0	0	0	8,608
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.56	$15.55	$14.43	$13.18
Value at end of period	$16.24	$14.56	$15.55	$14.43
Number of accumulation units outstanding at end of period	0	0	0	1,591
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.89	$17.16	$16.09	$12.44	$11.12	$11.42	$9.00
Value at end of period	$17.75	$16.89	$17.16	$16.09	$12.44	$11.12	$11.42
Number of accumulation units outstanding at end of period	0	0	0	674	425	2,709	3,144
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.76	$15.12	$13.39	$10.46	$9.66	$10.30	$9.06	$7.43	$11.59	$12.21
Value at end of period	$15.74	$14.76	$15.12	$13.39	$10.46	$9.66	$10.30	$9.06	$7.43	$11.59
Number of accumulation units outstanding at end of period	0	0	0	498	505	513	521	528	538	544
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.81	$13.32	$12.88	$11.05	$9.96	$10.27	$9.36	$9.21
Value at end of period	$13.50	$12.81	$13.32	$12.88	$11.05	$9.96	$10.27	$9.36
Number of accumulation units outstanding at end of period	0	0	11,742	253,426	325,987	332,312	339,402	343,711
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.88	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62	$9.49
Value at end of period	$13.51	$12.88	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62
Number of accumulation units outstanding at end of period	0	0	0	35,718	73,278	81,183	93,060	98,436
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.43	$12.85	$12.44	$11.51	$10.63	$10.80
Value at end of period	$12.91	$12.43	$12.85	$12.44	$11.51	$10.63
Number of accumulation units outstanding at end of period	0	0	0	2,281	2,310	4,680
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.50	$14.50	$13.12	$10.13	$8.95	$8.92	$8.11	$6.92
Value at end of period	$15.77	$14.50	$14.50	$13.12	$10.13	$8.95	$8.92	$8.11
Number of accumulation units outstanding at end of period	0	0	0	3,770	12,732	12,677	12,669	10,898
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.58	$25.22	$23.12	$17.45	$15.38	$16.02	$12.96	$11.55
Value at end of period	$25.78	$24.58	$25.22	$23.12	$17.45	$15.38	$16.02	$12.96
Number of accumulation units outstanding at end of period	0	0	0	2,281	2,531	2,574	2,607	2,110
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.38	$11.58	$11.18	$11.72	$11.52	$10.96	$10.54	$10.17	$10.01
Value at end of period	$11.41	$11.38	$11.58	$11.18	$11.72	$11.52	$10.96	$10.54	$10.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	497

CFI -34

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.77	$17.98	$17.55	$12.87	$10.95	$10.91	$8.78	$6.61	$11.46	$11.00
Value at end of period	$17.35	$16.77	$17.98	$17.55	$12.87	$10.95	$10.91	$8.78	$6.61	$11.46
Number of accumulation units outstanding at end of period	0	0	0	14,030	8,583	9,080	11,617	14,751	15,513	17,010
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.85	$11.35	$11.27	$12.57	$12.03	$10.94	$10.66
Value at end of period	$11.04	$10.85	$11.35	$11.27	$12.57	$12.03	$10.94
Number of accumulation units outstanding at end of period	0	0	0	2,459	2,643	2,846	3,061
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.81	$13.27	$11.87	$11.65	$9.44	$10.15	$8.91	$6.80	$11.79	$13.86
Value at end of period	$12.66	$12.81	$13.27	$11.87	$11.65	$9.44	$10.15	$8.91	$6.80	$11.79
Number of accumulation units outstanding at end of period	0	0	0	2,150	2,123	2,182	2,208	2,472	2,511	2,374
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.92	$15.74	$12.34	$12.31	$10.85	$10.09	$8.03	$6.02	$10.73	$12.34
Value at end of period	$16.29	$15.92	$15.74	$12.34	$12.31	$10.85	$10.09	$8.03	$6.02	$9.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,712	1,732	2,714	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$14.99	$14.82	$13.38	$10.11	$9.17	$9.79	$8.90	$6.89	$11.54	$11.28
Value at end of period	$15.96	$14.99	$14.82	$13.38	$10.11	$9.17	$9.79	$8.90	$6.89	$11.54
Number of accumulation units outstanding at end of period	0	0	0	4,788	15,672	15,794	15,221	17,333	17,342	15,356
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.70	$16.47	$16.08	$11.70	$10.43	$10.91	$8.87	$7.24	$11.19	$11.06
Value at end of period	$19.07	$15.70	$16.47	$16.08	$11.70	$10.43	$10.91	$8.87	$7.24	$11.19
Number of accumulation units outstanding at end of period	0	0	0	2,829	7,008	7,436	8,671	9,402	9,574	10,312
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.71	$17.30	$16.62	$12.44	$11.05	$12.64	$10.02	$7.33	$12.27	$11.04
Value at end of period	$18.34	$16.71	$17.30	$16.62	$12.44	$11.05	$12.64	$10.02	$7.33	$12.27
Number of accumulation units outstanding at end of period	0	0	0	7,043	12,447	14,068	14,600	16,964	16,252	16,263
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.15	$14.30	$13.87	$12.32	$11.14	$11.06	$9.97	$7.69	$11.07	$11.08
Value at end of period	$14.94	$13.15	$14.30	$13.87	$12.32	$11.14	$11.06	$9.97	$7.69	$11.07
Number of accumulation units outstanding at end of period	0	0	0	2,303	2,263	2,773	2,740	1,178	1,152	1,096
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.12	$15.29	$14.26	$10.76	$9.23	$9.60	$8.49	$6.73	$10.78	$11.84
Value at end of period	$16.33	$14.12	$15.29	$14.26	$10.76	$9.23	$9.60	$8.49	$6.73	$10.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,065	1,074	1,077	1,145
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.90	$13.45	$12.60	$10.29	$9.31	$9.61	$8.73	$7.27	$9.68	$9.65
Value at end of period	$14.57	$12.90	$13.45	$12.60	$10.29	$9.31	$9.61	$8.73	$7.27	$9.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	279	280	89
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.05	$15.79	$14.60	$11.10	$9.87	$10.27	$9.30	$7.64	$11.47	$11.39
Value at end of period	$17.72	$15.05	$15.79	$14.60	$11.10	$9.87	$10.27	$9.30	$7.64	$11.47
Number of accumulation units outstanding at end of period	0	0	0	0	560	565	571	567	556	561

CFI -35

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.28	$14.85	$14.98	$16.18	$13.84	$17.24	$14.59	$8.66	$18.10	$13.31
Value at end of period	$13.62	$12.28	$14.85	$14.98	$16.18	$13.84	$17.24	$14.59	$8.66	$18.10
Number of accumulation units outstanding at end of period	0	173	175	5,404	6,608	6,456	16,769	16,903	16,637	18,433
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$17.95	$18.98	$17.83	$13.07	$11.21	$10.28
Value at end of period	$21.44	$17.95	$18.98	$17.83	$13.07	$11.21
Number of accumulation units outstanding at end of period	0	0	0	9,996	3,677	3,678
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.72	$17.92	$17.50	$14.92	$13.12	$12.25	$10.95	$8.65	$12.34	$12.17
Value at end of period	$19.36	$18.72	$17.92	$17.50	$14.92	$13.12	$12.25	$10.95	$8.65	$12.34
Number of accumulation units outstanding at end of period	0	0	0	2,074	2,075	2,075	0	1,985	1,985	570
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.04	$14.75	$14.71	$11.81	$9.91	$11.01	$9.68	$7.08	$12.11	$11.71
Value at end of period	$14.76	$15.04	$14.75	$14.71	$11.81	$9.91	$11.01	$9.68	$7.08	$12.11
Number of accumulation units outstanding at end of period	0	0	0	4,643	4,659	4,651	4,608	4,608	4,612	4,171
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.57	$17.97	$16.31	$13.59	$12.09	$11.96	$10.68	$8.16	$11.47	$11.91
Value at end of period	$19.70	$18.57	$17.97	$16.31	$13.59	$12.09	$11.96	$10.68	$8.16	$11.47
Number of accumulation units outstanding at end of period	0	0	0	14,485	11,323	14,043	14,865	13,054	13,795	14,572
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.98	$15.30	$14.49	$11.38	$9.88	$10.15	$8.99	$7.33	$11.60	$11.54
Value at end of period	$16.31	$13.98	$15.30	$14.49	$11.38	$9.88	$10.15	$8.99	$7.33	$11.60
Number of accumulation units outstanding at end of period	0	0	0	0	1,912	1,926	0	2,118	2,116	604
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.39	$15.10	$14.18	$10.40	$8.93	$9.21	$8.04	$5.74	$10.15	$10.47
Value at end of period	$16.30	$16.39	$15.10	$14.18	$10.40	$8.93	$9.21	$8.04	$5.74	$10.15
Number of accumulation units outstanding at end of period	0	0	0	810	899	949	952	960	1,007	994
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$11.43	$11.74	$12.09	$10.77	$9.23	$10.73	$9.60	$7.10	$14.33	$12.10
Value at end of period	$11.43	$11.43	$11.74	$12.09	$10.77	$9.23	$10.73	$9.60	$7.10	$14.33
Number of accumulation units outstanding at end of period	0	0	0	1,757	14,301	14,234	14,221	14,212	14,270	14,024
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.13	$11.75	$12.85	$10.91	$9.36	$10.86	$10.18	$7.87	$13.48	$13.17
Value at end of period	$11.11	$11.13	$11.75	$12.85	$10.91	$9.36	$10.86	$10.18	$7.87	$13.48
Number of accumulation units outstanding at end of period	0	0	0	1,424	15,221	0	941	896	921	10
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.78	$12.97	$13.58	$10.59	$8.86	$9.56	$9.04	$6.96	$11.74	$11.67
Value at end of period	$12.82	$11.78	$12.97	$13.58	$10.59	$8.86	$9.56	$9.04	$6.96	$11.74
Number of accumulation units outstanding at end of period	0	0	0	1,691	1,765	2,474	8,439	8,294	8,275	8,231

CFI -36

Condensed Financial Information (continued)

Separate Account Annual Charges of 2.00%
(Quarterly Ratchet Enhanced Death Benefit and Premium Credit Rider with Standard Surrender Charge Schedule)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.22	$11.57	$11.58	$10.33	$9.58	$10.14	$9.94
Value at end of period	$11.42	$11.22	$11.57	$11.58	$10.33	$9.58	$10.14
Number of accumulation units outstanding at end of period	0	8,564	9,145	9,320	11,153	11,892	11,692
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.96	$10.55	$10.34
Value at end of period	$10.39	$9.96	$10.55
Number of accumulation units outstanding at end of period	0	3,887	4,006
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$8.72	$8.90	$9.08	$9.26	$9.45	$9.64	$9.70
Value at end of period	$8.56	$8.72	$8.90	$9.08	$9.26	$9.45	$9.64
Number of accumulation units outstanding at end of period	0	4,232	4,459	4,691	4,929	5,534	11,229
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.89	$12.38	$12.49	$12.07	$10.80	$10.67
Value at end of period	$13.36	$11.89	$12.38	$12.49	$12.07	$10.80
Number of accumulation units outstanding at end of period	0	1,534	1,617	1,701	1,786	2,005
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.97	$12.18	$11.67	$11.96	$11.18	$10.63	$9.91	$9.08	$8.95
Value at end of period	$12.22	$11.97	$12.18	$11.67	$11.96	$11.18	$10.63	$9.91	$9.08
Number of accumulation units outstanding at end of period	0	14,073	27,112	9,621	9,608	9,839	10,666	2,427	367
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.06	$14.54	$13.12	$10.28	$9.83
Value at end of period	$15.26	$15.06	$14.54	$13.12	$10.28
Number of accumulation units outstanding at end of period	0	1,001	1,011	1,021	1,030
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$22.62	$21.75	$19.58	$17.54
Value at end of period	$22.99	$22.62	$21.75	$19.58
Number of accumulation units outstanding at end of period	0	0	502	505
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.41	$15.43	$15.22
Value at end of period	$16.05	$14.41	$15.43
Number of accumulation units outstanding at end of period	194	197	883
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.88	$10.09
Value at end of period	$10.14	$9.88
Number of accumulation units outstanding at end of period	0	4,888

CFI -37

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.65	$13.18	$12.77	$10.98	$9.91	$10.24	$9.36	$9.21
Value at end of period	$13.31	$12.65	$13.18	$12.77	$10.98	$9.91	$10.24	$9.36
Number of accumulation units outstanding at end of period	0	0	3,284	3,320	3,358	3,400	8,240	8,328
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.72	$13.19	$12.73	$11.23	$10.27	$10.47	$9.62	$9.49
Value at end of period	$13.32	$12.72	$13.19	$12.73	$11.23	$10.27	$10.47	$9.62
Number of accumulation units outstanding at end of period	0	0	23,396	23,662	23,909	24,174	24,440	24,710
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.27	$12.72	$12.33	$11.43	$10.58	$10.57	$9.85	$9.75
Value at end of period	$12.72	$12.27	$12.72	$12.33	$11.43	$10.58	$10.57	$9.85
Number of accumulation units outstanding at end of period	0	859	52,676	52,577	52,482	52,446	47,704	47,721
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.24	$24.93	$22.90	$17.32	$15.30	$16.34
Value at end of period	$25.38	$24.24	$24.93	$22.90	$17.32	$15.30
Number of accumulation units outstanding at end of period	0	1,002	1,056	1,111	1,167	1,310
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.65	$15.70	$15.30	$11.28	$9.94	$10.59	$8.57	$7.77
Value at end of period	$17.35	$14.65	$15.70	$15.30	$11.28	$9.94	$10.59	$8.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,466
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.67	$16.16	$15.52	$11.52	$10.29	$10.79	$8.88	$8.02
Value at end of period	$19.08	$15.67	$16.16	$15.52	$11.52	$10.29	$10.79	$8.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,190
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.07	$17.27	$16.89	$12.41	$10.58	$10.67
Value at end of period	$16.60	$16.07	$17.27	$16.89	$12.41	$10.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,007
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.70	$11.21	$11.16	$12.47	$11.96	$10.90	$11.08
Value at end of period	$10.87	$10.70	$11.21	$11.16	$12.47	$11.96	$10.90
Number of accumulation units outstanding at end of period	0	5,075	10,069	10,461	10,530	9,521	10,248
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.07	$13.04
Value at end of period	$13.69	$12.07
Number of accumulation units outstanding at end of period	0	5,899
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.74	$14.36	$14.21
Value at end of period	$15.49	$13.74	$14.36
Number of accumulation units outstanding at end of period	0	0	666

CFI -38

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.22	$15.73	$14.31	$11.95	$10.65	$10.56	$9.45	$8.69
Value at end of period	$17.18	$16.22	$15.73	$14.31	$11.95	$10.65	$10.56	$9.45
Number of accumulation units outstanding at end of period	1,543	12,942	13,526	14,461	16,683	32,212	28,172	23,150
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2015)
Value at beginning of period	$8.70	$9.82
Value at end of period	$8.66	$8.70
Number of accumulation units outstanding at end of period	0	1,957

Separate Account Annual Charges of 2.25%

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.01	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94	$9.56
Value at end of period	$11.17	$11.01	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94
Number of accumulation units outstanding at end of period	0	7,323	16,203	16,422	16,727	27,411	27,518	27,510	9,879
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$9.10	$9.55	$9.31	$8.38	$7.45	$7.93	$7.92
Value at end of period	$9.41	$9.10	$9.55	$9.31	$8.38	$7.45	$7.93
Number of accumulation units outstanding at end of period	0	7,515	1,744	0	473	480	465
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.89	$10.50	$10.32
Value at end of period	$10.29	$9.89	$10.50
Number of accumulation units outstanding at end of period	0	5,426	5,428
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.58	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01	$10.03
Value at end of period	$8.39	$8.58	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01
Number of accumulation units outstanding at end of period	0	0	7,902	7,902	7,905	8,284	10,193	26,143	10,377
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.06	$14.64	$13.60	$10.69	$9.49	$9.99
Value at end of period	$15.01	$14.06	$14.64	$13.60	$10.69	$9.49
Number of accumulation units outstanding at end of period	0	0	5,543	5,539	5,540	5,542
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.89	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88	$13.28
Value at end of period	$12.98	$12.89	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	738
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.82	$14.42	$14.59	$14.13	$12.67	$12.41	$12.56
Value at end of period	$15.48	$13.82	$14.42	$14.59	$14.13	$12.67	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	268

CFI -39

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.43	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83	$8.81
Value at end of period	$11.64	$11.43	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83
Number of accumulation units outstanding at end of period	0	7,054	26,193	1,765	2,495	2,528	5,609	5,113	374
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.27	$9.62	$10.18
Value at end of period	$9.10	$9.27	$9.62
Number of accumulation units outstanding at end of period	0	7,526	14,210
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2014)
Value at beginning of period	$11.82	$10.94	$11.76
Value at end of period	$11.89	$11.82	$10.94
Number of accumulation units outstanding at end of period	0	4,733	4,734
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$14.92	$14.44	$13.07	$10.26	$9.83
Value at end of period	$15.08	$14.92	$14.44	$13.07	$10.26
Number of accumulation units outstanding at end of period	0	5,404	26,145	27,149	28,099
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$22.21	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77	$8.86
Value at end of period	$22.51	$22.21	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77
Number of accumulation units outstanding at end of period	0	10,162	11,949	294	0	0	302	318
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.23	$15.27	$15.08
Value at end of period	$15.81	$14.23	$15.27
Number of accumulation units outstanding at end of period	0	0	244
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.46	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36	$9.21
Value at end of period	$13.07	$12.46	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	0	76,820	80,446	80,416	88,344	88,698	89,093	94,422
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.52	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61	$9.49
Value at end of period	$13.08	$12.52	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	0	25,999	29,466	29,573	25,203	25,260	24,492	21,970
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.08	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84	$9.75
Value at end of period	$12.49	$12.08	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	0	10,926	14,650	14,693	16,439	16,546	16,157	15,967
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$23.44	$22.33	$20.26	$16.12
Value at end of period	$24.36	$23.44	$22.33	$20.26
Number of accumulation units outstanding at end of period	0	1,927	1,927	491

CFI -40

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$19.97	$21.22	$19.35	$15.53
Value at end of period	$22.51	$19.97	$21.22	$19.35
Number of accumulation units outstanding at end of period	0	0	0	510
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$23.83	$24.57	$22.62	$17.15	$15.19	$15.89	$16.01
Value at end of period	$24.89	$23.83	$24.57	$22.62	$17.15	$15.19	$15.89
Number of accumulation units outstanding at end of period	0	996	996	0	0	0	686
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.13	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09	$8.60
Value at end of period	$16.73	$15.13	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09
Number of accumulation units outstanding at end of period	0	1,683	1,798	1,807	141	395	412	454	481
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.41	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93	$9.41
Value at end of period	$17.02	$14.41	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93
Number of accumulation units outstanding at end of period	0	0	99	99	459	1,676	1,712	368	1,330
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.37	$15.89	$15.29	$12.16
Value at end of period	$18.66	$15.37	$15.89	$15.29
Number of accumulation units outstanding at end of period	0	5,064	5,063	2,532
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.98	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14	$9.86
Value at end of period	$10.96	$10.98	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14
Number of accumulation units outstanding at end of period	0	0	0	952	336	329	332	0	1,958
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.16	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17	$9.84
Value at end of period	$15.61	$15.16	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17
Number of accumulation units outstanding at end of period	0	0	1,867	1,821	1,399	2,725	2,371	3,490	3,214
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.52	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52	$10.08
Value at end of period	$10.66	$10.52	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	0	0	10,208	29,610	47,932	10,860	9,724	675
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.09	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86	$6.30
Value at end of period	$17.42	$17.09	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	220	224	340
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.23	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28	$10.22
Value at end of period	$14.02	$13.23	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28
Number of accumulation units outstanding at end of period	0	0	7,272	7,299	7,362	7,377	7,380	13,795	12,862

CFI -41

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.74	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02	$10.43
Value at end of period	$17.83	$14.74	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02
Number of accumulation units outstanding at end of period	0	0	997	997	997	997	997	997	997
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.76	$14.31	$13.81	$10.38	$9.27	$10.64	$8.48	$6.23	$5.86
Value at end of period	$15.04	$13.76	$14.31	$13.81	$10.38	$9.27	$10.64	$8.48	$6.23
Number of accumulation units outstanding at end of period	0	1,166	2,114	978	1,041	1,431	1,430	1,497	195
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.69	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11	$8.91
Value at end of period	$13.22	$11.69	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11
Number of accumulation units outstanding at end of period	0	6,897	6,409	6,255	6,184	6,381	6,379	6,469
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.35	$10.85	$10.23
Value at end of period	$11.62	$10.35	$10.85
Number of accumulation units outstanding at end of period	0	0	12,212
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.74	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91	$10.03
Value at end of period	$7.44	$6.74	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91
Number of accumulation units outstanding at end of period	0	0	374	360	290	1,664	1,656	4,022	3,703
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.23	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87	$9.66
Value at end of period	$18.20	$16.23	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87
Number of accumulation units outstanding at end of period	0	0	4,589	4,803	4,038	4,035	4,037	4,035	4,036
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.37	$18.45	$17.41	$15.98
Value at end of period	$20.65	$17.37	$18.45	$17.41
Number of accumulation units outstanding at end of period	0	0	632	691
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.90	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11	$9.51
Value at end of period	$15.34	$14.90	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11
Number of accumulation units outstanding at end of period	0	0	4,652	8,670	8,669	8,765	9,423	9,575	6,198
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.14	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33	$9.99
Value at end of period	$17.05	$16.14	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33
Number of accumulation units outstanding at end of period	6,064	11,733	31,768	33,935	35,769	76,964	83,740	47,549	18,502
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$12.22	$13.43	$12.78	$10.98
Value at end of period	$14.19	$12.22	$13.43	$12.78
Number of accumulation units outstanding at end of period	0	5,949	5,947	5,287

CFI -42

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.43	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29	$6.82
Value at end of period	$16.26	$16.43	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29
Number of accumulation units outstanding at end of period	0	0	1,865	1,462	0	2,336	857	1,706
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.15	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23	$10.18
Value at end of period	$8.12	$8.15	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23
Number of accumulation units outstanding at end of period	0	0	254	240	235	617	623	5,493	5,741
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.16	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67	$7.86
Value at end of period	$8.11	$8.16	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	894
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13	$9.42
Value at end of period	$10.90	$10.05	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13
Number of accumulation units outstanding at end of period	0	0	8,330	3,599	2,906	2,905	2,906	2,904	3,346

CFI -43

FINANCIAL STATEMENTS
Voya Insurance and Annuity Company
Separate Account B
Year Ended December 31, 2016
with Report of Independent Registered Public Accounting Firm

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VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2016

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2016, of Voya Insurance and Annuity Company Separate Account B (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2016 and 2015. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Voya Insurance and Annuity Company Separate Account B at December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2016 and 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
April 4, 2017

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Blue Chip Income & Growth Fund - Class 4	Bond Fund - Class 4	Capital Income Builder Fund - Class 4	Global Growth Fund - Class 4
Assets
Investments in mutual funds
at fair value	$91	$472	$1,135	$889	$795
Total assets	91	472	1,135	889	795
Net assets	$91	$472	$1,135	$889	$795

Total number of mutual fund shares	8,073	35,281	106,091	94,055	33,373

Cost of mutual fund shares	$90	$462	$1,155	$897	$824

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds
at fair value	$2,495	$590	$417	$1,782	$723,193
Total assets	2,495	590	417	1,782	723,193
Net assets	$2,495	$590	$417	$1,782	$723,193

Total number of mutual fund shares	37,564	35,473	21,358	160,077	54,090,738

Cost of mutual fund shares	$2,409	$601	$405	$1,684	$774,671

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia Asset Allocation Fund, Variable Series - Class 1	Columbia Small Cap Value Fund, Variable Series - Class 2
Assets
Investments in mutual funds
at fair value	$633	$70	$8	$319	$102,536
Total assets	633	70	8	319	102,536
Net assets	$633	$70	$8	$319	$102,536

Total number of mutual fund shares	86,982	6,898	778	22,382	5,393,779

Cost of mutual fund shares	$616	$72	$8	$287	$86,097

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series - Class 1	Columbia VP Large Cap Growth Fund - Class 1	Deutsche Core Equity VIP - Class B	Deutsche Alternative Asset Allocation VIP - Class B	Deutsche High Income VIP - Class B
Assets
Investments in mutual funds
at fair value	$31	$370	$67	$46	$74
Total assets	31	370	67	46	74
Net assets	$31	$370	$67	$46	$74

Total number of mutual fund shares	2,009	28,306	5,130	3,551	11,673

Cost of mutual fund shares	$34	$214	$64	$46	$71

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Eaton Vance VT Floating-Rate Income Fund - Initial Class	Eaton Vance VT Large-Cap Value Fund - Initial Class	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$2,561	$191	$1,356	$26	$99
Total assets	2,561	191	1,356	26	99
Net assets	$2,561	$191	$1,356	$26	$99

Total number of mutual fund shares	276,552	20,896	123,509	1,592	9,000

Cost of mutual fund shares	$2,498	$178	$1,360	$22	$99

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$66	$15	$10,039	$995	$1,888
Total assets	66	15	10,039	995	1,888
Net assets	$66	$15	$10,039	$995	$1,888

Total number of mutual fund shares	6,015	1,289	518,553	93,534	116,164

Cost of mutual fund shares	$66	$15	$8,581	$975	$1,812

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Energy	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity
Assets
Investments in mutual funds
at fair value	$477	$67	$385	$937	$18
Total assets	477	67	385	937	18
Net assets	$477	$67	$385	$937	$18

Total number of mutual fund shares	59,251	8,905	56,901	259,704	1,168

Cost of mutual fund shares	$488	$66	$331	$896	$18

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Janus Aspen Series Balanced Portfolio - Service Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$506	$722	$95	$1,181	$188
Total assets	506	722	95	1,181	188
Net assets	$506	$722	$95	$1,181	$188

Total number of mutual fund shares	53,614	32,314	9,765	37,045	3,340

Cost of mutual fund shares	$506	$687	$94	$1,155	$186

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Service Shares	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT Research Series Portfolio - Service Class	Oppenheimer Discovery Mid Cap Growth Fund/VA
Assets
Investments in mutual funds
at fair value	$1,586	$30	$36	$42	$28
Total assets	1,586	30	36	42	28
Net assets	$1,586	$30	$36	$42	$28

Total number of mutual fund shares	125,543	1,569	6,236	1,615	409

Cost of mutual fund shares	$1,627	$28	$38	$42	$29

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Oppenheimer International Growth Fund/VA - Service Shares	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Assets
Investments in mutual funds
at fair value	$752	$1,883	$83	$935	$5,057
Total assets	752	1,883	83	935	5,057
Net assets	$752	$1,883	$83	$935	$5,057

Total number of mutual fund shares	348,328	79,267	8,298	91,352	412,169

Cost of mutual fund shares	$779	$1,890	$81	$939	$5,709

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Assets
Investments in mutual funds
at fair value	$2,508	$2,871	$8,339	$3,101	$2,521
Total assets	2,508	2,871	8,339	3,101	2,521
Net assets	$2,508	$2,871	$8,339	$3,101	$2,521

Total number of mutual fund shares	243,534	269,808	191,485	148,780	47,633

Cost of mutual fund shares	$2,512	$2,931	$6,025	$3,203	$4,036

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Putnam VT American Government Income Fund - Class 1B	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Investors Fund - Class 1B
Assets
Investments in mutual funds
at fair value	$719	$851	$4	$8	$100
Total assets	719	851	4	8	100
Net assets	$719	$851	$4	$8	$100

Total number of mutual fund shares	75,248	78,099	353	822	5,604

Cost of mutual fund shares	$726	$864	$4	$8	$96

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$135	$2,132	$2,057	$230	$3,255
Total assets	135	2,132	2,057	230	3,255
Net assets	$135	$2,132	$2,057	$230	$3,255

Total number of mutual fund shares	8,585	94,802	61,625	8,715	219,181

Cost of mutual fund shares	$119	$2,002	$2,214	$238	$2,406

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$3,155	$2,706,288	$137,810	$446,968	$10,116
Total assets	3,155	2,706,288	137,810	446,968	10,116
Net assets	$3,155	$2,706,288	$137,810	$446,968	$10,116

Total number of mutual fund shares	251,816	215,126,244	13,431,779	446,967,841	10,116,016

Cost of mutual fund shares	$3,229	$2,732,784	$141,483	$446,968	$10,116

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$395	$366,188	$1,615,163	$80	$1,372,933
Total assets	395	366,188	1,615,163	80	1,372,933
Net assets	$395	$366,188	$1,615,163	$80	$1,372,933

Total number of mutual fund shares	39,488	36,582,240	99,578,482	4,592	80,903,508

Cost of mutual fund shares	$385	$377,256	$1,482,672	$85	$1,477,974

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$14,453	$298	$884,391	$30,117	$55,266
Total assets	14,453	298	884,391	30,117	55,266
Net assets	$14,453	$298	$884,391	$30,117	$55,266

Total number of mutual fund shares	857,256	25,271	74,569,233	2,999,741	3,706,623

Cost of mutual fund shares	$15,599	$283	$892,419	$31,067	$55,240

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$409,091	$3,147,521	$2,142,739	$1,140,762	$504
Total assets	409,091	3,147,521	2,142,739	1,140,762	504
Net assets	$409,091	$3,147,521	$2,142,739	$1,140,762	$504

Total number of mutual fund shares	46,016,996	240,268,771	175,203,524	100,507,653	54,915

Cost of mutual fund shares	$424,734	$2,371,343	$1,814,945	$1,049,763	$503

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$184,145	$616	$81,615	$979	$589
Total assets	184,145	616	81,615	979	589
Net assets	$184,145	$616	$81,615	$979	$589

Total number of mutual fund shares	19,486,295	54,013	6,999,574	83,471	16,840

Cost of mutual fund shares	$198,150	$636	$58,883	$713	$595

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® FMR® Diversified Mid Cap Portfolio - Adviser Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$182,844	$14,584	$218	$487,288	$23,797
Total assets	182,844	14,584	218	487,288	23,797
Net assets	$182,844	$14,584	$218	$487,288	$23,797

Total number of mutual fund shares	4,998,472	401,212	14,592	31,662,616	1,563,534

Cost of mutual fund shares	$91,350	$7,597	$208	$463,067	$23,291

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$471	$388,268	$7,703	$348	$394,630
Total assets	471	388,268	7,703	348	394,630
Net assets	$471	$388,268	$7,703	$348	$394,630

Total number of mutual fund shares	44,328	35,329,193	702,808	13,092	14,648,481

Cost of mutual fund shares	$447	$368,112	$7,541	$319	$345,266

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$37,281	$289	$305,304	$12,192	$429
Total assets	37,281	289	305,304	12,192	429
Net assets	$37,281	$289	$305,304	$12,192	$429

Total number of mutual fund shares	1,394,735	19,993	20,312,962	819,885	23,131

Cost of mutual fund shares	$32,379	$280	$380,144	$14,294	$391

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$271,473	$28,174	$1,011	$293,868	$43,417
Total assets	271,473	28,174	1,011	293,868	43,417
Net assets	$271,473	$28,174	$1,011	$293,868	$43,417

Total number of mutual fund shares	14,029,596	1,471,208	69,307	19,132,017	2,848,894

Cost of mutual fund shares	$250,829	$21,696	$1,060	$308,681	$41,418

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$19,599	$2,644,523	$63,009	$370	$564,297
Total assets	19,599	2,644,523	63,009	370	564,297
Net assets	$19,599	$2,644,523	$63,009	$370	$564,297

Total number of mutual fund shares	798,644	103,706,785	2,487,513	27,125	40,684,734

Cost of mutual fund shares	$20,105	$2,441,159	$59,079	$359	$524,020

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$20,422	$128	$134,555	$177,409	$2,979
Total assets	20,422	128	134,555	177,409	2,979
Net assets	$20,422	$128	$134,555	$177,409	$2,979

Total number of mutual fund shares	1,490,625	10,016	10,536,785	17,920,056	304,009

Cost of mutual fund shares	$18,719	$126	$128,621	$193,333	$3,573

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$68	$201	$3,875	$356	$15,258
Total assets	68	201	3,875	356	15,258
Net assets	$68	$201	$3,875	$356	$15,258

Total number of mutual fund shares	7,303	19,660	372,279	33,368	1,410,175

Cost of mutual fund shares	$70	$205	$4,166	$366	$14,274

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$43	$8,012	$25	$908	$1
Total assets	43	8,012	25	908	1
Net assets	$43	$8,012	$25	$908	$1

Total number of mutual fund shares	4,044	737,098	2,371	84,281	62

Cost of mutual fund shares	$45	$7,892	$26	$868	$1

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$662	$16,646	$640,172	$671	$2,711
Total assets	662	16,646	640,172	671	2,711
Net assets	$662	$16,646	$640,172	$671	$2,711

Total number of mutual fund shares	59,593	1,475,715	54,668,870	55,742	215,825

Cost of mutual fund shares	$657	$16,588	$643,768	$624	$2,682

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$517	$288,979	$1,104	$263,008	$456
Total assets	517	288,979	1,104	263,008	456
Net assets	$517	$288,979	$1,104	$263,008	$456

Total number of mutual fund shares	20,821	11,144,592	53,430	12,400,169	24,644

Cost of mutual fund shares	$541	$275,844	$1,123	$241,904	$389

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$110,405	$204,604	$633	$1,227	$605,474
Total assets	110,405	204,604	633	1,227	605,474
Net assets	$110,405	$204,604	$633	$1,227	$605,474

Total number of mutual fund shares	5,823,046	11,725,174	14,356	27,350	13,612,268

Cost of mutual fund shares	$44,991	$160,907	$599	$970	$634,776

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$433,223	$791	$143,736	$507	$3,341
Total assets	433,223	791	143,736	507	3,341
Net assets	$433,223	$791	$143,736	$507	$3,341

Total number of mutual fund shares	9,879,650	40,947	7,340,957	31,900	201,748

Cost of mutual fund shares	$437,155	$771	$139,690	$527	$2,888

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$118,932	$7,836	$1,946	$242,913	$138
Total assets	118,932	7,836	1,946	242,913	138
Net assets	$118,932	$7,836	$1,946	$242,913	$138

Total number of mutual fund shares	7,442,548	806,990	26,832	3,240,565	12,619

Cost of mutual fund shares	$124,083	$7,201	$2,044	$272,640	$137

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$396,763	$2,204	$754	$1,126	$981,920
Total assets	396,763	2,204	754	1,126	981,920
Net assets	$396,763	$2,204	$754	$1,126	$981,920

Total number of mutual fund shares	36,267,212	177,131	54,950	86,009	35,693,203

Cost of mutual fund shares	$373,609	$2,082	$624	$936	$878,973

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Equity Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$706	$537,774	$20,087	$4,267	$15
Total assets	706	537,774	20,087	4,267	15
Net assets	$706	$537,774	$20,087	$4,267	$15

Total number of mutual fund shares	25,315	19,534,101	2,118,903	492,772	1,596

Cost of mutual fund shares	$696	$475,131	$22,371	$5,229	$14

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Global Equity Portfolio - Class S	Voya Global Equity Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$441,417	$38,502	$24,432	$98,706	$94,919
Total assets	441,417	38,502	24,432	98,706	94,919
Net assets	$441,417	$38,502	$24,432	$98,706	$94,919

Total number of mutual fund shares	47,980,105	4,244,943	1,911,729	4,112,730	4,404,616

Cost of mutual fund shares	$452,348	$39,334	$28,177	$61,311	$73,397

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$76,756	$657,808	$29,139	$10,133	$224,178
Total assets	76,756	657,808	29,139	10,133	224,178
Net assets	$76,756	$657,808	$29,139	$10,133	$224,178

Total number of mutual fund shares	2,882,295	76,223,386	3,330,140	971,497	8,272,233

Cost of mutual fund shares	$40,930	$729,582	$30,454	$10,271	$199,762

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$401,932	$74	$267,245	$250,790	$1,697
Total assets	401,932	74	267,245	250,790	1,697
Net assets	$401,932	$74	$267,245	$250,790	$1,697

Total number of mutual fund shares	23,246,485	3,541	12,811,351	8,821,321	116,027

Cost of mutual fund shares	$305,815	$67	$245,612	$181,128	$1,640

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$229,870	$1,139	$204,976	$109,739	$221,944
Total assets	229,870	1,139	204,976	109,739	221,944
Net assets	$229,870	$1,139	$204,976	$109,739	$221,944

Total number of mutual fund shares	15,448,251	78,657	13,868,504	5,073,457	21,137,480

Cost of mutual fund shares	$237,903	$1,015	$203,855	$103,918	$225,698

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Index Asset Allocation Fund - Class 2
Assets
Investments in mutual funds
at fair value	$804	$387,227	$1,138	$44,558	$1,152
Total assets	804	387,227	1,138	44,558	1,152
Net assets	$804	$387,227	$1,138	$44,558	$1,152

Total number of mutual fund shares	70,046	33,039,844	48,459	1,839,718	60,150

Cost of mutual fund shares	$821	$430,526	$1,086	$38,247	$758

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Wells Fargo VT Omega Growth Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2
Assets
Investments in mutual funds
at fair value	$771	$202
Total assets	771	202
Net assets	$771	$202

Total number of mutual fund shares	36,077	24,197

Cost of mutual fund shares	$842	$182

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Blue Chip Income & Growth Fund - Class 4	Bond Fund - Class 4	Capital Income Builder Fund - Class 4	Global Growth Fund - Class 4
Net investment income (loss)
Investment income:
Dividends	$—	$6	$16	$19	$5
Expenses:
Mortality and expense risks and other charges	—	1	5	3	3
Total expenses	—	1	5	3	3
Net investment income (loss)	—	5	11	16	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1	3	1	(2)
Capital gains distributions	—	—	3	—	44
Total realized gain (loss) on investments
and capital gains distributions	—	1	6	1	42
Net unrealized appreciation
(depreciation) of investments	1	10	(15)	(6)	(28)
Net realized and unrealized gain (loss)
on investments	1	11	(9)	(5)	14
Net increase (decrease) in net assets
resulting from operations	$1	$16	$2	$11	$16

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment income:
Dividends	$12	$7	$3	$19	$8,884
Expenses:
Mortality and expense risks and other charges	10	3	2	6	13,285
Total expenses	10	3	2	6	13,285
Net investment income (loss)	2	4	1	13	(4,401)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(7)	3	4	(3,715)
Capital gains distributions	144	41	—	49	—
Total realized gain (loss) on investments
and capital gains distributions	136	34	3	53	(3,715)
Net unrealized appreciation
(depreciation) of investments	78	(2)	11	110	22,665
Net realized and unrealized gain (loss)
on investments	214	32	14	163	18,950
Net increase (decrease) in net assets
resulting from operations	$216	$36	$15	$176	$14,549

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia Asset Allocation Fund, Variable Series - Class 1	Columbia Small Cap Value Fund, Variable Series - Class 2
Net investment income (loss)
Investment income:
Dividends	$18	$2	$—	$7	$368
Expenses:
Mortality and expense risks and other charges	2	—	—	5	1,700
Total expenses	2	—	—	5	1,700
Net investment income (loss)	16	2	—	2	(1,332)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	—	—	(1)	1,921
Capital gains distributions	—	—	—	4	9,370
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	—	3	11,291
Net unrealized appreciation
(depreciation) of investments	24	(2)	1	6	15,744
Net realized and unrealized gain (loss)
on investments	23	(2)	1	9	27,035
Net increase (decrease) in net assets
resulting from operations	$39	$—	$1	$11	$25,703

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series - Class 1	Columbia VP Large Cap Growth Fund - Class 1	Deutsche Core Equity VIP - Class B	Deutsche Alternative Asset Allocation VIP - Class B	Deutsche High Income VIP - Class B
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$3
Expenses:
Mortality and expense risks and other charges	—	5	—	—	—
Total expenses	—	5	—	—	—
Net investment income (loss)	—	(5)	—	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	4	—	—	—
Capital gains distributions	6	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	4	—	—	—
Net unrealized appreciation
(depreciation) of investments	(2)	1	3	—	4
Net realized and unrealized gain (loss)
on investments	4	5	3	—	4
Net increase (decrease) in net assets
resulting from operations	$4	$—	$3	$—	$7

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Eaton Vance VT Floating-Rate Income Fund - Initial Class	Eaton Vance VT Large-Cap Value Fund - Initial Class	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$62	$—	$46	$—	$1
Expenses:
Mortality and expense risks and other charges	11	1	6	—	—
Total expenses	11	1	6	—	—
Net investment income (loss)	51	(1)	40	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	3	2	—	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(6)	3	2	—	—
Net unrealized appreciation
(depreciation) of investments	100	12	14	4	—
Net realized and unrealized gain (loss)
on investments	94	15	16	4	—
Net increase (decrease) in net assets
resulting from operations	$145	$14	$56	$4	$1

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$1	$—	$74	$17	$—
Expenses:
Mortality and expense risks and other charges	—	—	99	3	8
Total expenses	—	—	99	3	8
Net investment income (loss)	1	—	(25)	14	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	641	—	(1)
Capital gains distributions	—	—	1,355	—	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	1,996	—	—
Net unrealized appreciation
(depreciation) of investments	—	—	353	23	74
Net realized and unrealized gain (loss)
on investments	—	—	2,349	23	74
Net increase (decrease) in net assets
resulting from operations	$1	$—	$2,324	$37	$66

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Energy	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity
Net investment income (loss)
Investment income:
Dividends	$2	$—	$—	$34	$—
Expenses:
Mortality and expense risks and other charges	2	—	1	3	—
Total expenses	2	—	1	3	—
Net investment income (loss)	—	—	(1)	31	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	—	2	(3)	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(3)	—	2	(3)	—
Net unrealized appreciation
(depreciation) of investments	(5)	1	66	53	—
Net realized and unrealized gain (loss)
on investments	(8)	1	68	50	—
Net increase (decrease) in net assets
resulting from operations	$(8)	$1	$67	$81	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Janus Aspen Series Balanced Portfolio - Service Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$20	$—
Expenses:
Mortality and expense risks and other charges	2	3	—	6	—
Total expenses	2	3	—	6	—
Net investment income (loss)	(2)	(3)	—	14	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(6)	(1)	4	—
Capital gains distributions	22	21	6	13	—
Total realized gain (loss) on investments
and capital gains distributions	20	15	5	17	—
Net unrealized appreciation
(depreciation) of investments	6	36	2	20	2
Net realized and unrealized gain (loss)
on investments	26	51	7	37	2
Net increase (decrease) in net assets
resulting from operations	$24	$48	$7	$51	$2

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Service Shares	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT Research Series Portfolio - Service Class	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net investment income (loss)
Investment income:
Dividends	$30	$—	$1	$—	$—
Expenses:
Mortality and expense risks and other charges	6	—	1	—	—
Total expenses	6	—	1	—	—
Net investment income (loss)	24	—	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	—	—	—
Capital gains distributions	—	1	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	1	1	—	1	—
Net unrealized appreciation
(depreciation) of investments	(35)	2	1	—	(1)
Net realized and unrealized gain (loss)
on investments	(34)	3	1	1	(1)
Net increase (decrease) in net assets
resulting from operations	$(10)	$3	$1	$1	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Oppenheimer International Growth Fund/VA - Service Shares	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net investment income (loss)
Investment income:
Dividends	$5	$5	$1	$10	$116
Expenses:
Mortality and expense risks and other charges	3	18	—	4	54
Total expenses	3	18	—	4	54
Net investment income (loss)	2	(13)	1	6	62

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	104	—	(3)	(113)
Capital gains distributions	13	73	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	14	177	—	(3)	(113)
Net unrealized appreciation
(depreciation) of investments	(30)	117	2	2	257
Net realized and unrealized gain (loss)
on investments	(16)	294	2	(1)	144
Net increase (decrease) in net assets
resulting from operations	$(14)	$281	$3	$5	$206

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Net investment income (loss)
Investment income:
Dividends	$18	$51	$—	$94	$—
Expenses:
Mortality and expense risks and other charges	7	15	155	57	44
Total expenses	7	15	155	57	44
Net investment income (loss)	11	36	(155)	37	(44)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(39)	378	(94)	(1,269)
Capital gains distributions	12	—	185	—	—
Total realized gain (loss) on investments
and capital gains distributions	7	(39)	563	(94)	(1,269)
Net unrealized appreciation
(depreciation) of investments	(2)	39	213	233	1,115
Net realized and unrealized gain (loss)
on investments	5	—	776	139	(154)
Net increase (decrease) in net assets
resulting from operations	$16	$36	$621	$176	$(198)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Putnam VT American Government Income Fund - Class 1B	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Investors Fund - Class 1B
Net investment income (loss)
Investment income:
Dividends	$3	$20	$—	$—	$—
Expenses:
Mortality and expense risks and other charges	2	4	—	—	—
Total expenses	2	4	—	—	—
Net investment income (loss)	1	16	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1)	—	—	2
Capital gains distributions	—	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1)	—	—	3
Net unrealized appreciation
(depreciation) of investments	(7)	(11)	—	—	4
Net realized and unrealized gain (loss)
on investments	(8)	(12)	—	—	7
Net increase (decrease) in net assets
resulting from operations	$(7)	$4	$—	$—	$7

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$7	$51
Expenses:
Mortality and expense risks and other charges	1	9	10	1	38
Total expenses	1	9	10	1	38
Net investment income (loss)	—	(9)	(10)	6	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	5	(68)	3	68
Capital gains distributions	10	—	15	5	—
Total realized gain (loss) on investments
and capital gains distributions	8	5	(53)	8	68
Net unrealized appreciation
(depreciation) of investments	18	117	(69)	(6)	124
Net realized and unrealized gain (loss)
on investments	26	122	(122)	2	192
Net increase (decrease) in net assets
resulting from operations	$26	$113	$(132)	$8	$205

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$42	$61,773	$3,639	$4	$—
Expenses:
Mortality and expense risks and other charges	11	50,182	2,475	8,122	168
Total expenses	11	50,182	2,475	8,122	168
Net investment income (loss)	31	11,591	1,164	(8,118)	(168)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	6,124	(1,079)	—	—
Capital gains distributions	27	22,801	—	431	10
Total realized gain (loss) on investments
and capital gains distributions	22	28,925	(1,079)	431	10
Net unrealized appreciation
(depreciation) of investments	(43)	36,805	6,828	—	—
Net realized and unrealized gain (loss)
on investments	(21)	65,730	5,749	431	10
Net increase (decrease) in net assets
resulting from operations	$10	$77,321	$6,913	$(7,687)	$(158)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$12	$24,099	$—	$—	$4,451
Expenses:
Mortality and expense risks and other charges	1	6,401	29,761	1	25,139
Total expenses	1	6,401	29,761	1	25,139
Net investment income (loss)	11	17,698	(29,761)	(1)	(20,688)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(2,342)	59,282	—	12,102
Capital gains distributions	—	—	236,077	10	193,174
Total realized gain (loss) on investments
and capital gains distributions	—	(2,342)	295,359	10	205,276
Net unrealized appreciation
(depreciation) of investments	11	27,547	(243,080)	(7)	(160,751)
Net realized and unrealized gain (loss)
on investments	11	25,205	52,279	3	44,525
Net increase (decrease) in net assets
resulting from operations	$22	$42,903	$22,518	$2	$23,837

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$18	$5	$18,852	$407	$1,075
Expenses:
Mortality and expense risks and other charges	279	1	15,433	537	988
Total expenses	279	1	15,433	537	988
Net investment income (loss)	(261)	4	3,419	(130)	87

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(173)	(1)	7,676	(226)	2,904
Capital gains distributions	2,053	5	27,588	348	2,052
Total realized gain (loss) on investments
and capital gains distributions	1,880	4	35,264	122	4,956
Net unrealized appreciation
(depreciation) of investments	(1,396)	18	56,722	(95)	(1,577)
Net realized and unrealized gain (loss)
on investments	484	22	91,986	27	3,379
Net increase (decrease) in net assets
resulting from operations	$223	$26	$95,405	$(103)	$3,466

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$6,465	$72,419	$48,527	$23,531	$—
Expenses:
Mortality and expense risks and other charges	7,345	57,355	39,241	20,855	2
Total expenses	7,345	57,355	39,241	20,855	2
Net investment income (loss)	(880)	15,064	9,286	2,676	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(256)	160,016	92,220	28,617	3
Capital gains distributions	9,743	167,244	186,662	58,557	—
Total realized gain (loss) on investments
and capital gains distributions	9,487	327,260	278,882	87,174	3
Net unrealized appreciation
(depreciation) of investments	3,176	(170,856)	(180,720)	(42,454)	2
Net realized and unrealized gain (loss)
on investments	12,663	156,404	98,162	44,720	5
Net increase (decrease) in net assets
resulting from operations	$11,783	$171,468	$107,448	$47,396	$3

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$4	$988	$10	$5
Expenses:
Mortality and expense risks and other charges	3,284	3	1,530	21	2
Total expenses	3,284	3	1,530	21	2
Net investment income (loss)	(3,284)	1	(542)	(11)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,772)	2	6,732	122	10
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(7,772)	2	6,732	122	10
Net unrealized appreciation
(depreciation) of investments	14,631	(21)	(6,841)	(126)	(8)
Net realized and unrealized gain (loss)
on investments	6,859	(19)	(109)	(4)	2
Net increase (decrease) in net assets
resulting from operations	$3,575	$(18)	$(651)	$(15)	$5

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® FMR® Diversified Mid Cap Portfolio - Adviser Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$3,124	$228	$—	$2,662	$98
Expenses:
Mortality and expense risks and other charges	3,553	296	1	8,535	447
Total expenses	3,553	296	1	8,535	447
Net investment income (loss)	(429)	(68)	(1)	(5,873)	(349)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18,355	1,418	(1)	1,796	102
Capital gains distributions	—	—	14	41,618	2,123
Total realized gain (loss) on investments
and capital gains distributions	18,355	1,418	13	43,414	2,225
Net unrealized appreciation
(depreciation) of investments	(12,693)	(997)	11	7,638	348
Net realized and unrealized gain (loss)
on investments	5,662	421	24	51,052	2,573
Net increase (decrease) in net assets
resulting from operations	$5,233	$353	$23	$45,179	$2,224

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$22	$24,739	$494	$5	$7,775
Expenses:
Mortality and expense risks and other charges	2	6,679	138	2	5,937
Total expenses	2	6,679	138	2	5,937
Net investment income (loss)	20	18,060	356	3	1,838

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	11,183	75	(4)	11,236
Capital gains distributions	—	—	—	29	36,915
Total realized gain (loss) on investments
and capital gains distributions	2	11,183	75	25	48,151
Net unrealized appreciation
(depreciation) of investments	30	19,146	536	29	7,646
Net realized and unrealized gain (loss)
on investments	32	30,329	611	54	55,797
Net increase (decrease) in net assets
resulting from operations	$52	$48,389	$967	$57	$57,635

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$791	$1	$3,798	$132	$1
Expenses:
Mortality and expense risks and other charges	675	1	5,585	241	2
Total expenses	675	1	5,585	241	2
Net investment income (loss)	116	—	(1,787)	(109)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(849)	—	(7,423)	(1,511)	(2)
Capital gains distributions	4,037	—	—	—	29
Total realized gain (loss) on investments
and capital gains distributions	3,188	—	(7,423)	(1,511)	27
Net unrealized appreciation
(depreciation) of investments	2,725	13	42,288	3,030	43
Net realized and unrealized gain (loss)
on investments	5,913	13	34,865	1,519	70
Net increase (decrease) in net assets
resulting from operations	$6,029	$13	$33,078	$1,410	$69

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$1,274	$88	$7	$3,891	$519
Expenses:
Mortality and expense risks and other charges	4,429	499	4	5,519	883
Total expenses	4,429	499	4	5,519	883
Net investment income (loss)	(3,155)	(411)	3	(1,628)	(364)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13,123	1,231	(4)	7,083	306
Capital gains distributions	21,960	2,408	58	25,382	3,923
Total realized gain (loss) on investments
and capital gains distributions	35,083	3,639	54	32,465	4,229
Net unrealized appreciation
(depreciation) of investments	12,923	1,636	(49)	(20,635)	(2,361)
Net realized and unrealized gain (loss)
on investments	48,006	5,275	5	11,830	1,868
Net increase (decrease) in net assets
resulting from operations	$44,851	$4,864	$8	$10,202	$1,504

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$204	$34,970	$745	$7	$11,981
Expenses:
Mortality and expense risks and other charges	77	46,843	1,222	2	9,385
Total expenses	77	46,843	1,222	2	9,385
Net investment income (loss)	127	(11,873)	(477)	5	2,596

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15)	10,369	873	—	26,985
Capital gains distributions	1,195	237,162	5,906	30	55,671
Total realized gain (loss) on investments
and capital gains distributions	1,180	247,531	6,779	30	82,656
Net unrealized appreciation
(depreciation) of investments	(480)	(72,570)	(2,468)	14	28
Net realized and unrealized gain (loss)
on investments	700	174,961	4,311	44	82,684
Net increase (decrease) in net assets
resulting from operations	$827	$163,088	$3,834	$49	$85,280

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$412	$1	$2,041	$6,610	$115
Expenses:
Mortality and expense risks and other charges	365	1	2,484	3,099	58
Total expenses	365	1	2,484	3,099	58
Net investment income (loss)	47	—	(443)	3,511	57

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	—	4,706	(7,643)	9
Capital gains distributions	2,053	—	—	54,628	1,008
Total realized gain (loss) on investments
and capital gains distributions	2,080	—	4,706	46,985	1,017
Net unrealized appreciation
(depreciation) of investments	959	2	(4,228)	(35,846)	(816)
Net realized and unrealized gain (loss)
on investments	3,039	2	478	11,139	201
Net increase (decrease) in net assets
resulting from operations	$3,086	$2	$35	$14,650	$258

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$2	$63	$6	$335
Expenses:
Mortality and expense risks and other charges	1	1	41	2	165
Total expenses	1	1	41	2	165
Net investment income (loss)	(1)	1	22	4	170

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	—	(103)	—	656
Capital gains distributions	—	—	—	25	1,260
Total realized gain (loss) on investments
and capital gains distributions	(3)	—	(103)	25	1,916
Net unrealized appreciation
(depreciation) of investments	3	(3)	289	(10)	(1,346)
Net realized and unrealized gain (loss)
on investments	—	(3)	186	15	570
Net increase (decrease) in net assets
resulting from operations	$(1)	$(2)	$208	$19	$740

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1	$166	$—	$15	$—
Expenses:
Mortality and expense risks and other charges	—	85	—	11	—
Total expenses	—	85	—	11	—
Net investment income (loss)	1	81	—	4	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	271	—	(6)	—
Capital gains distributions	3	673	1	80	—
Total realized gain (loss) on investments
and capital gains distributions	3	944	1	74	—
Net unrealized appreciation
(depreciation) of investments	(2)	(645)	(1)	(34)	—
Net realized and unrealized gain (loss)
on investments	1	299	—	40	—
Net increase (decrease) in net assets
resulting from operations	$2	$380	$—	$44	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$7	$185	$7,977	$5	$31
Expenses:
Mortality and expense risks and other charges	3	175	11,080	2	22
Total expenses	3	175	11,080	2	22
Net investment income (loss)	4	10	(3,103)	3	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	158	(4,101)	2	2
Capital gains distributions	8	189	10,125	37	198
Total realized gain (loss) on investments
and capital gains distributions	10	347	6,024	39	200
Net unrealized appreciation
(depreciation) of investments	6	187	23,940	47	259
Net realized and unrealized gain (loss)
on investments	16	534	29,964	86	459
Net increase (decrease) in net assets
resulting from operations	$20	$544	$26,861	$89	$468

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$29	$9,033	$—
Expenses:
Mortality and expense risks and other charges	3	5,369	5	4,689	2
Total expenses	3	5,369	5	4,689	2
Net investment income (loss)	(3)	(5,369)	24	4,344	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	19,602	3	20,534	4
Capital gains distributions	53	34,308	80	23,641	17
Total realized gain (loss) on investments
and capital gains distributions	50	53,910	83	44,175	21
Net unrealized appreciation
(depreciation) of investments	(20)	(38,499)	(39)	(31,554)	69
Net realized and unrealized gain (loss)
on investments	30	15,411	44	12,621	90
Net increase (decrease) in net assets
resulting from operations	$27	$10,042	$68	$16,965	$88
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$274	$4,768	$9	$24	$10,473
Expenses:
Mortality and expense risks and other charges	1,812	3,424	2	9	10,344
Total expenses	1,812	3,424	2	9	10,344
Net investment income (loss)	(1,538)	1,344	7	15	129

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,074	14,941	(1)	28	(16,353)
Capital gains distributions	4,329	—	23	49	26,160
Total realized gain (loss) on investments
and capital gains distributions	16,403	14,941	22	77	9,807
Net unrealized appreciation
(depreciation) of investments	5,624	11,572	38	70	63,133
Net realized and unrealized gain (loss)
on investments	22,027	26,513	60	147	72,940
Net increase (decrease) in net assets
resulting from operations	$20,489	$27,857	$67	$162	$73,069

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$7,004	$3	$924	$4	$42
Expenses:
Mortality and expense risks and other charges	7,030	3	2,548	4	39
Total expenses	7,030	3	2,548	4	39
Net investment income (loss)	(26)	—	(1,624)	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,840)	(1)	6,114	(39)	(5)
Capital gains distributions	17,951	59	13,269	39	236
Total realized gain (loss) on investments
and capital gains distributions	13,111	58	19,383	—	231
Net unrealized appreciation
(depreciation) of investments	36,651	24	(503)	(16)	(283)
Net realized and unrealized gain (loss)
on investments	49,762	82	18,880	(16)	(52)
Net increase (decrease) in net assets
resulting from operations	$49,736	$82	$17,256	$(16)	$(49)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1,211	$7	$—	$—	$4
Expenses:
Mortality and expense risks and other charges	2,192	83	9	4,342	1
Total expenses	2,192	83	9	4,342	1
Net investment income (loss)	(981)	(76)	(9)	(4,342)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11,842	381	(9)	7,789	(4)
Capital gains distributions	9,064	974	203	28,409	—
Total realized gain (loss) on investments
and capital gains distributions	20,906	1,355	194	36,198	(4)
Net unrealized appreciation
(depreciation) of investments	(24,372)	(800)	(130)	(38,395)	6
Net realized and unrealized gain (loss)
on investments	(3,466)	555	64	(2,197)	2
Net increase (decrease) in net assets
resulting from operations	$(4,447)	$479	$55	$(6,539)	$5

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$13,200	$60	$17	$26	$15,100
Expenses:
Mortality and expense risks and other charges	7,411	23	8	12	17,409
Total expenses	7,411	23	8	12	17,409
Net investment income (loss)	5,789	37	9	14	(2,309)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,717	53	(1)	11	34,072
Capital gains distributions	—	—	—	—	80,436
Total realized gain (loss) on investments
and capital gains distributions	9,717	53	(1)	11	114,508
Net unrealized appreciation
(depreciation) of investments	(18,324)	—	30	30	(42,410)
Net realized and unrealized gain (loss)
on investments	(8,607)	53	29	41	72,098
Net increase (decrease) in net assets
resulting from operations	$(2,818)	$90	$38	$55	$69,789

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Equity Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$14	$9,332	$464	$230	$—
Expenses:
Mortality and expense risks and other charges	9	9,730	433	87	—
Total expenses	9	9,730	433	87	—
Net investment income (loss)	5	(398)	31	143	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	23,786	(3,645)	(1,050)	—
Capital gains distributions	57	44,104	—	190	—
Total realized gain (loss) on investments
and capital gains distributions	63	67,890	(3,645)	(860)	—
Net unrealized appreciation
(depreciation) of investments	(11)	(28,104)	2,643	503	1
Net realized and unrealized gain (loss)
on investments	52	39,786	(1,002)	(357)	1
Net increase (decrease) in net assets
resulting from operations	$57	$39,388	$(971)	$(214)	$1

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Global Equity Portfolio - Class S	Voya Global Equity Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$12,140	$1,025	$1,191	$1,440	$697
Expenses:
Mortality and expense risks and other charges	7,947	769	469	1,567	1,517
Total expenses	7,947	769	469	1,567	1,517
Net investment income (loss)	4,193	256	722	(127)	(820)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,009	(1,685)	(727)	5,011	1,522
Capital gains distributions	—	—	371	—	8,924
Total realized gain (loss) on investments
and capital gains distributions	5,009	(1,685)	(356)	5,011	10,446
Net unrealized appreciation
(depreciation) of investments	7,272	2,652	(270)	2,994	3,905
Net realized and unrealized gain (loss)
on investments	12,281	967	(626)	8,005	14,351
Net increase (decrease) in net assets
resulting from operations	$16,474	$1,223	$96	$7,878	$13,531

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$424	$18,613	$944	$121	$2,603
Expenses:
Mortality and expense risks and other charges	1,203	12,041	550	249	4,095
Total expenses	1,203	12,041	550	249	4,095
Net investment income (loss)	(779)	6,572	394	(128)	(1,492)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,393	(15,881)	32	(1,659)	24,167
Capital gains distributions	2,019	—	—	630	—
Total realized gain (loss) on investments
and capital gains distributions	5,412	(15,881)	32	(1,029)	24,167
Net unrealized appreciation
(depreciation) of investments	11,310	(3,130)	(947)	609	(13,482)
Net realized and unrealized gain (loss)
on investments	16,722	(19,011)	(915)	(420)	10,685
Net increase (decrease) in net assets
resulting from operations	$15,943	$(12,439)	$(521)	$(548)	$9,193

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$6,580	$1	$3,602	$1,736	$8
Expenses:
Mortality and expense risks and other charges	6,746	1	4,204	4,310	7
Total expenses	6,746	1	4,204	4,310	7
Net investment income (loss)	(166)	—	(602)	(2,574)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25,839	(1)	1,736	25,046	(7)
Capital gains distributions	—	1	3,745	—	106
Total realized gain (loss) on investments
and capital gains distributions	25,839	—	5,481	25,046	99
Net unrealized appreciation
(depreciation) of investments	7,982	9	24,861	(11,552)	61
Net realized and unrealized gain (loss)
on investments	33,821	9	30,342	13,494	160
Net increase (decrease) in net assets
resulting from operations	$33,655	$9	$29,740	$10,920	$161

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$2,115	$4	$1,874	$170	$4,633
Expenses:
Mortality and expense risks and other charges	3,606	4	3,122	1,539	4,369
Total expenses	3,606	4	3,122	1,539	4,369
Net investment income (loss)	(1,491)	—	(1,248)	(1,369)	264

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,739	(2)	(672)	(804)	(298)
Capital gains distributions	23,918	58	20,359	8,144	366
Total realized gain (loss) on investments
and capital gains distributions	26,657	56	19,687	7,340	68
Net unrealized appreciation
(depreciation) of investments	(4,328)	130	12,545	11,957	664
Net realized and unrealized gain (loss)
on investments	22,329	186	32,232	19,297	732
Net increase (decrease) in net assets
resulting from operations	$20,838	$186	$30,984	$17,928	$996

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Index Asset Allocation Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$10
Expenses:
Mortality and expense risks and other charges	4	6,962	5	749	22
Total expenses	4	6,962	5	749	22
Net investment income (loss)	(4)	(6,962)	(5)	(749)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	(1,428)	(11)	1,263	65
Capital gains distributions	75	46,296	76	4,086	33
Total realized gain (loss) on investments
and capital gains distributions	59	44,868	65	5,349	98
Net unrealized appreciation
(depreciation) of investments	(3)	(18,014)	79	38	(21)
Net realized and unrealized gain (loss)
on investments	56	26,854	144	5,387	77
Net increase (decrease) in net assets
resulting from operations	$52	$19,892	$139	$4,638	$65

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Wells Fargo VT Intrinsic Value Fund - Class 2	Wells Fargo VT Omega Growth Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2	Wells Fargo VT Total Return Bond Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$10	$—	$—	$2
Expenses:
Mortality and expense risks and other charges	4	17	4	2
Total expenses	4	17	4	2
Net investment income (loss)	6	(17)	(4)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(47)	35	5	9
Capital gains distributions	219	48	19	—
Total realized gain (loss) on investments
and capital gains distributions	172	83	24	9
Net unrealized appreciation
(depreciation) of investments	(179)	(83)	(9)	—
Net realized and unrealized gain (loss)
on investments	(7)	—	15	9
Net increase (decrease) in net assets
resulting from operations	$(1)	$(17)	$11	$9

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Blue Chip Income & Growth Fund - Class 4	Bond Fund - Class 4	Capital Income Builder Fund - Class 4
Net assets at January 1, 2015	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	4	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation)
of investments	—	—	(5)	(2)
Net increase (decrease) in net assets resulting from
operations	—	—	(1)	(1)
Changes from principal transactions:
Premiums	2	—	487	222
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	(2)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	5	—	11	19
Increase (decrease) in net assets derived from
principal transactions	7	—	498	239
Total increase (decrease) in net assets	7	—	497	238
Net assets at December 31, 2015	7	—	497	238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	11	16
Total realized gain (loss) on investments
and capital gains distributions	—	1	6	1
Net unrealized appreciation (depreciation)
of investments	1	10	(15)	(6)
Net increase (decrease) in net assets resulting from
operations	1	16	2	11
Changes from principal transactions:
Premiums	81	367	690	484
Death benefits	—	—	(34)	—
Surrenders and withdrawals	—	(1)	(54)	(10)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	2	90	34	166
Increase (decrease) in net assets derived from
principal transactions	83	456	636	640
Total increase (decrease) in net assets	84	472	638	651
Net assets at December 31, 2016	$91	$472	$1,135	$889

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Global Growth Fund - Class 4	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4
Net assets at January 1, 2015	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	4	3	1
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	—	(1)
Net unrealized appreciation (depreciation)
of investments	(1)	8	(9)	1
Net increase (decrease) in net assets resulting from
operations	—	11	(6)	1
Changes from principal transactions:
Premiums	346	678	272	271
Death benefits	—	—	—	—
Surrenders and withdrawals	(4)	(1)	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(33)	29	15	1
Increase (decrease) in net assets derived from
principal transactions	309	706	287	272
Total increase (decrease) in net assets	309	717	281	273
Net assets at December 31, 2015	309	717	281	273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	4	1
Total realized gain (loss) on investments
and capital gains distributions	42	136	34	3
Net unrealized appreciation (depreciation)
of investments	(28)	78	(2)	11
Net increase (decrease) in net assets resulting from
operations	16	216	36	15
Changes from principal transactions:
Premiums	360	1,491	415	183
Death benefits	—	—	—	—
Surrenders and withdrawals	(20)	(68)	(4)	(4)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	130	139	(138)	(50)
Increase (decrease) in net assets derived from
principal transactions	470	1,562	273	129
Total increase (decrease) in net assets	486	1,778	309	144
Net assets at December 31, 2016	$795	$2,495	$590	$417

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III
Net assets at January 1, 2015	$—	$1,011,854	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(6,435)	1	—
Total realized gain (loss) on investments
and capital gains distributions	17	62,003	1	—
Net unrealized appreciation (depreciation)
of investments	(12)	(77,945)	(7)	—
Net increase (decrease) in net assets resulting from
operations	7	(22,377)	(5)	—
Changes from principal transactions:
Premiums	332	5,778	98	8
Death benefits	—	(8,996)	—	—
Surrenders and withdrawals	(16)	(74,127)	—	—
Contract charges	—	(7,917)	—	—
Cost of insurance and administrative charges	—	(123)	—	—
Transfers between Divisions
(including fixed account), net	46	(71,932)	25	—
Increase (decrease) in net assets derived from
principal transactions	362	(157,317)	123	8
Total increase (decrease) in net assets	369	(179,694)	118	8
Net assets at December 31, 2015	369	832,160	118	8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	(4,401)	16	2
Total realized gain (loss) on investments
and capital gains distributions	53	(3,715)	(1)	—
Net unrealized appreciation (depreciation)
of investments	110	22,665	24	(2)
Net increase (decrease) in net assets resulting from
operations	176	14,549	39	—
Changes from principal transactions:
Premiums	1,126	3,875	447	60
Death benefits	—	(7,963)	—	—
Surrenders and withdrawals	(101)	(68,951)	(33)	—
Contract charges	—	(7,279)	—	—
Cost of insurance and administrative charges	—	(111)	—	—
Transfers between Divisions
(including fixed account), net	212	(43,087)	62	2
Increase (decrease) in net assets derived from
principal transactions	1,237	(123,516)	476	62
Total increase (decrease) in net assets	1,413	(108,967)	515	62
Net assets at December 31, 2016	$1,782	$723,193	$633	$70

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia Asset Allocation Fund, Variable Series - Class 1	Columbia Small Cap Value Fund, Variable Series - Class 2	Columbia Small Company Growth Fund, Variable Series - Class 1
Net assets at January 1, 2015	$—	$333	$123,452	$29

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	(1,363)	—
Total realized gain (loss) on investments
and capital gains distributions	—	34	4,436	2
Net unrealized appreciation (depreciation)
of investments	(1)	(37)	(11,511)	—
Net increase (decrease) in net assets resulting from
operations	(1)	(1)	(8,438)	2
Changes from principal transactions:
Premiums	21	—	7	—
Death benefits	—	—	(1,303)	—
Surrenders and withdrawals	—	(23)	(15,038)	(1)
Contract charges	—	—	(888)	—
Cost of insurance and administrative charges	—	—	(32)	—
Transfers between Divisions
(including fixed account), net	—	—	(1,691)	(1)
Increase (decrease) in net assets derived from
principal transactions	21	(23)	(18,945)	(2)
Total increase (decrease) in net assets	20	(24)	(27,383)	—
Net assets at December 31, 2015	20	309	96,069	29

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	(1,332)	—
Total realized gain (loss) on investments
and capital gains distributions	—	3	11,291	6
Net unrealized appreciation (depreciation)
of investments	1	6	15,744	(2)
Net increase (decrease) in net assets resulting from
operations	1	11	25,703	4
Changes from principal transactions:
Premiums	2	—	14	—
Death benefits	—	—	(1,472)	—
Surrenders and withdrawals	(4)	(2)	(14,207)	(1)
Contract charges	—	—	(821)	—
Cost of insurance and administrative charges	—	—	(28)	—
Transfers between Divisions
(including fixed account), net	(11)	1	(2,722)	(1)
Increase (decrease) in net assets derived from
principal transactions	(13)	(1)	(19,236)	(2)
Total increase (decrease) in net assets	(12)	10	6,467	2
Net assets at December 31, 2016	$8	$319	$102,536	$31
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	Deutsche Core Equity VIP - Class B	Deutsche Alternative Asset Allocation VIP - Class B	Deutsche High Income VIP - Class B
Net assets at January 1, 2015	$366	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	11	—	—	—
Net unrealized appreciation (depreciation)
of investments	22	—	—	(1)
Net increase (decrease) in net assets resulting from
operations	27	—	—	(1)
Changes from principal transactions:
Premiums	—	—	3	38
Death benefits	(25)	—	—	—
Surrenders and withdrawals	(1)	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	6	—	(1)	—
Increase (decrease) in net assets derived from
principal transactions	(20)	—	2	38
Total increase (decrease) in net assets	7	—	2	37
Net assets at December 31, 2015	373	—	2	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	4	—	—	—
Net unrealized appreciation (depreciation)
of investments	1	3	—	4
Net increase (decrease) in net assets resulting from
operations	—	3	—	7
Changes from principal transactions:
Premiums	—	32	44	29
Death benefits	—	—	—	—
Surrenders and withdrawals	(1)	—	—	(5)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(2)	32	—	6
Increase (decrease) in net assets derived from
principal transactions	(3)	64	44	30
Total increase (decrease) in net assets	(3)	67	44	37
Net assets at December 31, 2016	$370	$67	$46	$74

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Eaton Vance VT Floating-Rate Income Fund - Initial Class	Eaton Vance VT Large-Cap Value Fund - Initial Class	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
Net assets at January 1, 2015	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	—	11	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	1	—
Net unrealized appreciation (depreciation)
of investments	(37)	1	(18)	—
Net increase (decrease) in net assets resulting from
operations	(30)	—	(6)	—
Changes from principal transactions:
Premiums	1,741	89	468	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(17)	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(239)	2	24	—
Increase (decrease) in net assets derived from
principal transactions	1,485	91	492	—
Total increase (decrease) in net assets	1,455	91	486	—
Net assets at December 31, 2015	1,455	91	486	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	(1)	40	—
Total realized gain (loss) on investments
and capital gains distributions	(6)	3	2	—
Net unrealized appreciation (depreciation)
of investments	100	12	14	4
Net increase (decrease) in net assets resulting from
operations	145	14	56	4
Changes from principal transactions:
Premiums	957	99	820	22
Death benefits	—	—	(23)	—
Surrenders and withdrawals	(125)	(6)	(31)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	129	(7)	48	—
Increase (decrease) in net assets derived from
principal transactions	961	86	814	22
Total increase (decrease) in net assets	1,106	100	870	26
Net assets at December 31, 2016	$2,561	$191	$1,356	$26

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2015	$—	$—	$—	$11,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(46)
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	2,836
Net unrealized appreciation (depreciation)
of investments	—	—	—	(3,649)
Net increase (decrease) in net assets resulting from
operations	—	—	—	(859)
Changes from principal transactions:
Premiums	—	—	—	119
Death benefits	—	—	—	(70)
Surrenders and withdrawals	—	—	—	(1,401)
Contract charges	—	—	—	(52)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	—	—	—	(421)
Increase (decrease) in net assets derived from
principal transactions	—	—	—	(1,826)
Total increase (decrease) in net assets	—	—	—	(2,685)
Net assets at December 31, 2015	—	—	—	8,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	—	(25)
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	1,996
Net unrealized appreciation (depreciation)
of investments	—	—	—	353
Net increase (decrease) in net assets resulting from
operations	1	1	—	2,324
Changes from principal transactions:
Premiums	87	65	15	39
Death benefits	—	—	—	(195)
Surrenders and withdrawals	—	—	—	(702)
Contract charges	—	—	—	(50)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	11	—	—	(259)
Increase (decrease) in net assets derived from
principal transactions	98	65	15	(1,168)
Total increase (decrease) in net assets	99	66	15	1,156
Net assets at December 31, 2016	$99	$66	$15	$10,039

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced
Net assets at January 1, 2015	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(1)	(4)	—
Net unrealized appreciation (depreciation)
of investments	(3)	2	(6)	—
Net increase (decrease) in net assets resulting from
operations	(3)	—	(10)	—
Changes from principal transactions:
Premiums	231	688	380	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(2)	(7)	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	33	47	(90)	—
Increase (decrease) in net assets derived from
principal transactions	262	728	290	—
Total increase (decrease) in net assets	259	728	280	—
Net assets at December 31, 2015	259	728	280	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(8)	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	(3)	—
Net unrealized appreciation (depreciation)
of investments	23	74	(5)	1
Net increase (decrease) in net assets resulting from
operations	37	66	(8)	1
Changes from principal transactions:
Premiums	505	1,044	133	66
Death benefits	—	—	—	—
Surrenders and withdrawals	(32)	(86)	(14)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	226	136	86	—
Increase (decrease) in net assets derived from
principal transactions	699	1,094	205	66
Total increase (decrease) in net assets	736	1,160	197	67
Net assets at December 31, 2016	$995	$1,888	$477	$67

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Ivy Funds VIP Energy	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Mid Cap Growth
Net assets at January 1, 2015	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(1)	—	—
Net unrealized appreciation (depreciation)
of investments	(12)	(12)	—	(6)
Net increase (decrease) in net assets resulting from
operations	(12)	(13)	—	(6)
Changes from principal transactions:
Premiums	118	196	—	289
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(6)	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	16	54	—	21
Increase (decrease) in net assets derived from
principal transactions	134	244	—	310
Total increase (decrease) in net assets	122	231	—	304
Net assets at December 31, 2015	122	231	—	304

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	31	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	2	(3)	—	20
Net unrealized appreciation (depreciation)
of investments	66	53	—	6
Net increase (decrease) in net assets resulting from
operations	67	81	—	24
Changes from principal transactions:
Premiums	191	474	18	158
Death benefits	—	—	—	—
Surrenders and withdrawals	(8)	(26)	—	(17)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	13	177	—	37
Increase (decrease) in net assets derived from
principal transactions	196	625	18	178
Total increase (decrease) in net assets	263	706	18	202
Net assets at December 31, 2016	$385	$937	$18	$506

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Janus Aspen Series Balanced Portfolio - Service Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
Net assets at January 1, 2015	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	(1)	—
Net unrealized appreciation (depreciation)
of investments	(1)	(1)	6	—
Net increase (decrease) in net assets resulting from
operations	(1)	(1)	6	—
Changes from principal transactions:
Premiums	265	19	436	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	(1)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	30	1	72	—
Increase (decrease) in net assets derived from
principal transactions	295	20	507	—
Total increase (decrease) in net assets	294	19	513	—
Net assets at December 31, 2015	294	19	513	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	14	—
Total realized gain (loss) on investments
and capital gains distributions	15	5	17	—
Net unrealized appreciation (depreciation)
of investments	36	2	20	2
Net increase (decrease) in net assets resulting from
operations	48	7	51	2
Changes from principal transactions:
Premiums	388	78	636	182
Death benefits	—	—	—	—
Surrenders and withdrawals	(35)	(4)	(90)	(19)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	27	(5)	71	23
Increase (decrease) in net assets derived from
principal transactions	380	69	617	186
Total increase (decrease) in net assets	428	76	668	188
Net assets at December 31, 2016	$722	$95	$1,181	$188

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Service Shares	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT Research Series Portfolio - Service Class
Net assets at January 1, 2015	$—	$—	$69	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	4	—
Net unrealized appreciation (depreciation)
of investments	(6)	—	(4)	—
Net increase (decrease) in net assets resulting from
operations	(4)	—	—	—
Changes from principal transactions:
Premiums	450	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	(11)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	7	—	1	—
Increase (decrease) in net assets derived from
principal transactions	457	—	(10)	—
Total increase (decrease) in net assets	453	—	(10)	—
Net assets at December 31, 2015	453	—	59	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	1	1	—	1
Net unrealized appreciation (depreciation)
of investments	(35)	2	1	—
Net increase (decrease) in net assets resulting from
operations	(10)	3	1	1
Changes from principal transactions:
Premiums	1,071	27	—	35
Death benefits	—	—	(24)	—
Surrenders and withdrawals	(47)	—	—	(2)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	119	—	—	8
Increase (decrease) in net assets derived from
principal transactions	1,143	27	(24)	41
Total increase (decrease) in net assets	1,133	30	(23)	42
Net assets at December 31, 2016	$1,586	$30	$36	$42

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer International Growth Fund/VA - Service Shares	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class
Net assets at January 1, 2015	$—	$—	$2,206	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(8)	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	469	—
Net unrealized appreciation (depreciation)
of investments	—	3	(613)	—
Net increase (decrease) in net assets resulting from
operations	—	3	(152)	—
Changes from principal transactions:
Premiums	—	216	8	1
Death benefits	—	—	(12)	—
Surrenders and withdrawals	—	—	(201)	—
Contract charges	—	—	(12)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	9	134	—
Increase (decrease) in net assets derived from
principal transactions	—	225	(83)	1
Total increase (decrease) in net assets	—	228	(235)	1
Net assets at December 31, 2015	—	228	1,971	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	(13)	1
Total realized gain (loss) on investments
and capital gains distributions	—	14	177	—
Net unrealized appreciation (depreciation)
of investments	(1)	(30)	117	2
Net increase (decrease) in net assets resulting from
operations	(1)	(14)	281	3
Changes from principal transactions:
Premiums	29	462	13	79
Death benefits	—	—	(44)	—
Surrenders and withdrawals	—	(6)	(135)	—
Contract charges	—	—	(10)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	82	(193)	—
Increase (decrease) in net assets derived from
principal transactions	29	538	(369)	79
Total increase (decrease) in net assets	28	524	(88)	82
Net assets at December 31, 2016	$28	$752	$1,883	$83

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class
Net assets at January 1, 2015	$—	$6,846	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	161	2	71
Total realized gain (loss) on investments
and capital gains distributions	—	(162)	1	19
Net unrealized appreciation (depreciation)
of investments	(6)	(210)	(2)	(99)
Net increase (decrease) in net assets resulting from
operations	2	(211)	1	(9)
Changes from principal transactions:
Premiums	395	9	1,102	2,842
Death benefits	—	(92)	—	—
Surrenders and withdrawals	(1)	(906)	—	(121)
Contract charges	—	(21)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	14	(436)	(14)	(270)
Increase (decrease) in net assets derived from
principal transactions	408	(1,446)	1,088	2,451
Total increase (decrease) in net assets	410	(1,657)	1,089	2,442
Net assets at December 31, 2015	410	5,189	1,089	2,442

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	62	11	36
Total realized gain (loss) on investments
and capital gains distributions	(3)	(113)	7	(39)
Net unrealized appreciation (depreciation)
of investments	2	257	(2)	39
Net increase (decrease) in net assets resulting from
operations	5	206	16	36
Changes from principal transactions:
Premiums	447	8	2,541	1,914
Death benefits	(32)	(117)	—	—
Surrenders and withdrawals	(15)	(447)	(1)	(105)
Contract charges	—	(19)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	120	237	(1,137)	(1,416)
Increase (decrease) in net assets derived from
principal transactions	520	(338)	1,403	393
Total increase (decrease) in net assets	525	(132)	1,419	429
Net assets at December 31, 2016	$935	$5,057	$2,508	$2,871

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT American Government Income Fund - Class 1B
Net assets at January 1, 2015	$10,274	$4,439	$3,592	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(173)	119	(56)	—
Total realized gain (loss) on investments
and capital gains distributions	401	(39)	(1,865)	—
Net unrealized appreciation (depreciation)
of investments	(442)	(581)	1,815	—
Net increase (decrease) in net assets resulting from
operations	(214)	(501)	(106)	—
Changes from principal transactions:
Premiums	1	—	—	98
Death benefits	(36)	(26)	(51)	—
Surrenders and withdrawals	(842)	(419)	(394)	—
Contract charges	(68)	(30)	(22)	—
Cost of insurance and administrative charges	(5)	(2)	(1)	—
Transfers between Divisions
(including fixed account), net	(42)	(38)	(75)	23
Increase (decrease) in net assets derived from
principal transactions	(992)	(515)	(543)	121
Total increase (decrease) in net assets	(1,206)	(1,016)	(649)	121
Net assets at December 31, 2015	9,068	3,423	2,943	121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(155)	37	(44)	1
Total realized gain (loss) on investments
and capital gains distributions	563	(94)	(1,269)	(1)
Net unrealized appreciation (depreciation)
of investments	213	233	1,115	(7)
Net increase (decrease) in net assets resulting from
operations	621	176	(198)	(7)
Changes from principal transactions:
Premiums	1	—	(1)	556
Death benefits	(158)	(98)	(36)	—
Surrenders and withdrawals	(1,031)	(324)	(342)	(21)
Contract charges	(66)	(27)	(18)	—
Cost of insurance and administrative charges	(4)	(1)	(1)	—
Transfers between Divisions
(including fixed account), net	(92)	(48)	174	70
Increase (decrease) in net assets derived from
principal transactions	(1,350)	(498)	(224)	605
Total increase (decrease) in net assets	(729)	(322)	(422)	598
Net assets at December 31, 2016	$8,339	$3,101	$2,521	$719

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Investors Fund - Class 1B
Net assets at January 1, 2015	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation)
of investments	(2)	—	—	—
Net increase (decrease) in net assets resulting from
operations	(2)	—	—	—
Changes from principal transactions:
Premiums	263	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	62	—	—	—
Increase (decrease) in net assets derived from
principal transactions	325	—	—	—
Total increase (decrease) in net assets	323	—	—	—
Net assets at December 31, 2015	323	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	—	3
Net unrealized appreciation (depreciation)
of investments	(11)	—	—	4
Net increase (decrease) in net assets resulting from
operations	4	—	—	7
Changes from principal transactions:
Premiums	362	4	8	68
Death benefits	—	—	—	—
Surrenders and withdrawals	(16)	—	—	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	178	—	—	25
Increase (decrease) in net assets derived from
principal transactions	524	4	8	93
Total increase (decrease) in net assets	528	4	8	100
Net assets at December 31, 2016	$851	$4	$8	$100
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class
Net assets at January 1, 2015	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	—	(5)	67	(1)
Net unrealized appreciation (depreciation)
of investments	(2)	13	(88)	(2)
Net increase (decrease) in net assets resulting from
operations	(2)	7	(23)	(3)
Changes from principal transactions:
Premiums	80	624	1,155	44
Death benefits	—	—	—	—
Surrenders and withdrawals	—	—	(12)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	(73)	(2)	4
Increase (decrease) in net assets derived from
principal transactions	80	551	1,141	48
Total increase (decrease) in net assets	78	558	1,118	45
Net assets at December 31, 2015	78	558	1,118	45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9)	(10)	6
Total realized gain (loss) on investments
and capital gains distributions	8	5	(53)	8
Net unrealized appreciation (depreciation)
of investments	18	117	(69)	(6)
Net increase (decrease) in net assets resulting from
operations	26	113	(132)	8
Changes from principal transactions:
Premiums	42	1,515	1,202	178
Death benefits	—	(23)	—	—
Surrenders and withdrawals	—	(87)	(118)	(6)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(11)	56	(13)	5
Increase (decrease) in net assets derived from
principal transactions	31	1,461	1,071	177
Total increase (decrease) in net assets	57	1,574	939	185
Net assets at December 31, 2016	$135	$2,132	$2,057	$230

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class A
Net assets at January 1, 2015	$4,179	$—	$3,376,542	$195,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	25	44,818	1,231
Total realized gain (loss) on investments
and capital gains distributions	115	—	16,505	7,493
Net unrealized appreciation (depreciation)
of investments	(255)	(31)	(103,378)	(17,177)
Net increase (decrease) in net assets resulting from
operations	(118)	(6)	(42,055)	(8,453)
Changes from principal transactions:
Premiums	4	819	18,182	1,605
Death benefits	(344)	—	(45,219)	(2,443)
Surrenders and withdrawals	(278)	—	(317,520)	(21,816)
Contract charges	(7)	—	(24,824)	(1,723)
Cost of insurance and administrative charges	—	—	(543)	(26)
Transfers between Divisions
(including fixed account), net	48	48	10,195	(9,638)
Increase (decrease) in net assets derived from
principal transactions	(577)	867	(359,729)	(34,041)
Total increase (decrease) in net assets	(695)	861	(401,784)	(42,494)
Net assets at December 31, 2015	3,484	861	2,974,758	152,601

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	31	11,591	1,164
Total realized gain (loss) on investments
and capital gains distributions	68	22	28,925	(1,079)
Net unrealized appreciation (depreciation)
of investments	124	(43)	36,805	6,828
Net increase (decrease) in net assets resulting from
operations	205	10	77,321	6,913
Changes from principal transactions:
Premiums	4	2,317	12,277	1,045
Death benefits	(89)	(23)	(42,265)	(1,037)
Surrenders and withdrawals	(324)	(16)	(311,657)	(18,702)
Contract charges	(7)	—	(24,608)	(1,482)
Cost of insurance and administrative charges	—	—	(511)	(24)
Transfers between Divisions
(including fixed account), net	(18)	6	20,973	(1,504)
Increase (decrease) in net assets derived from
principal transactions	(434)	2,284	(345,791)	(21,704)
Total increase (decrease) in net assets	(229)	2,294	(268,470)	(14,791)
Net assets at December 31, 2016	$3,255	$3,155	$2,706,288	$137,810

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class
Net assets at January 1, 2015	$558,683	$7,703	$—	$446,912

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,886)	(155)	—	17,186
Total realized gain (loss) on investments
and capital gains distributions	54	1	—	(2,403)
Net unrealized appreciation (depreciation)
of investments	—	—	(1)	(28,344)
Net increase (decrease) in net assets resulting from
operations	(8,832)	(154)	(1)	(13,561)
Changes from principal transactions:
Premiums	9,371	2,957	25	1,914
Death benefits	(17,500)	(174)	—	(8,093)
Surrenders and withdrawals	(211,566)	(3,201)	—	(48,784)
Contract charges	(3,744)	(68)	—	(2,569)
Cost of insurance and administrative charges	(200)	(3)	—	(89)
Transfers between Divisions
(including fixed account), net	176,967	2,915	—	(16,957)
Increase (decrease) in net assets derived from
principal transactions	(46,672)	2,426	25	(74,578)
Total increase (decrease) in net assets	(55,504)	2,272	24	(88,139)
Net assets at December 31, 2015	503,179	9,975	24	358,773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,118)	(168)	11	17,698
Total realized gain (loss) on investments
and capital gains distributions	431	10	—	(2,342)
Net unrealized appreciation (depreciation)
of investments	—	—	11	27,547
Net increase (decrease) in net assets resulting from
operations	(7,687)	(158)	22	42,903
Changes from principal transactions:
Premiums	8,009	6,253	266	1,108
Death benefits	(14,285)	(113)	—	(7,762)
Surrenders and withdrawals	(161,607)	(6,901)	(3)	(46,585)
Contract charges	(3,354)	(67)	—	(2,366)
Cost of insurance and administrative charges	(179)	(3)	—	(78)
Transfers between Divisions
(including fixed account), net	122,892	1,130	86	20,195
Increase (decrease) in net assets derived from
principal transactions	(48,524)	299	349	(35,488)
Total increase (decrease) in net assets	(56,211)	141	371	7,415
Net assets at December 31, 2016	$446,968	$10,116	$395	$366,188

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class
Net assets at January 1, 2015	$2,047,691	$87	$1,810,256	$18,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34,088)	(1)	(23,351)	(275)
Total realized gain (loss) on investments
and capital gains distributions	290,216	9	220,541	1,916
Net unrealized appreciation (depreciation)
of investments	(177,487)	(4)	(121,967)	(903)
Net increase (decrease) in net assets resulting from
operations	78,641	4	75,223	738
Changes from principal transactions:
Premiums	9,860	(12)	79	(1)
Death benefits	(25,077)	—	(26,712)	(213)
Surrenders and withdrawals	(216,259)	—	(173,943)	(1,892)
Contract charges	(14,885)	—	(11,584)	(149)
Cost of insurance and administrative charges	(343)	—	(374)	(3)
Transfers between Divisions
(including fixed account), net	(28,495)	—	(80,843)	(379)
Increase (decrease) in net assets derived from
principal transactions	(275,199)	(12)	(293,377)	(2,637)
Total increase (decrease) in net assets	(196,558)	(8)	(218,154)	(1,899)
Net assets at December 31, 2015	1,851,133	79	1,592,102	16,548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29,761)	(1)	(20,688)	(261)
Total realized gain (loss) on investments
and capital gains distributions	295,359	10	205,276	1,880
Net unrealized appreciation (depreciation)
of investments	(243,080)	(7)	(160,751)	(1,396)
Net increase (decrease) in net assets resulting from
operations	22,518	2	23,837	223
Changes from principal transactions:
Premiums	6,935	(1)	276	(2)
Death benefits	(25,860)	—	(23,318)	(360)
Surrenders and withdrawals	(192,915)	(1)	(157,096)	(1,641)
Contract charges	(13,742)	—	(10,425)	(140)
Cost of insurance and administrative charges	(307)	—	(333)	(3)
Transfers between Divisions
(including fixed account), net	(32,599)	1	(52,110)	(172)
Increase (decrease) in net assets derived from
principal transactions	(258,488)	(1)	(243,006)	(2,318)
Total increase (decrease) in net assets	(235,970)	1	(219,169)	(2,095)
Net assets at December 31, 2016	$1,615,163	$80	$1,372,933	$14,453

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net assets at January 1, 2015	$—	$1,004,251	$41,765	$65,012

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(296)	(264)	(705)
Total realized gain (loss) on investments
and capital gains distributions	—	67,792	(199)	11,476
Net unrealized appreciation (depreciation)
of investments	(3)	(131,802)	67	(12,014)
Net increase (decrease) in net assets resulting from
operations	(2)	(64,306)	(396)	(1,243)
Changes from principal transactions:
Premiums	152	4,535	—	657
Death benefits	—	(14,777)	(1,986)	(1,202)
Surrenders and withdrawals	—	(106,904)	(4,153)	(7,554)
Contract charges	—	(6,791)	(53)	(484)
Cost of insurance and administrative charges	—	(230)	(18)	(14)
Transfers between Divisions
(including fixed account), net	(49)	129,290	(220)	4,090
Increase (decrease) in net assets derived from
principal transactions	103	5,123	(6,430)	(4,507)
Total increase (decrease) in net assets	101	(59,183)	(6,826)	(5,750)
Net assets at December 31, 2015	101	945,068	34,939	59,262

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	3,419	(130)	87
Total realized gain (loss) on investments
and capital gains distributions	4	35,264	122	4,956
Net unrealized appreciation (depreciation)
of investments	18	56,722	(95)	(1,577)
Net increase (decrease) in net assets resulting from
operations	26	95,405	(103)	3,466
Changes from principal transactions:
Premiums	180	3,602	1	272
Death benefits	—	(15,606)	(1,230)	(1,074)
Surrenders and withdrawals	(10)	(107,194)	(3,147)	(6,584)
Contract charges	—	(6,696)	(48)	(439)
Cost of insurance and administrative charges	—	(212)	(15)	(11)
Transfers between Divisions
(including fixed account), net	1	(29,976)	(280)	374
Increase (decrease) in net assets derived from
principal transactions	171	(156,082)	(4,719)	(7,462)
Total increase (decrease) in net assets	197	(60,677)	(4,822)	(3,996)
Net assets at December 31, 2016	$298	$884,391	$30,117	$55,266

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2015	$433,936	$4,103,107	$2,763,243	$1,486,439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,069)	(4,871)	(4,298)	(12,115)
Total realized gain (loss) on investments
and capital gains distributions	14,875	186,850	185,638	143,558
Net unrealized appreciation (depreciation)
of investments	(23,440)	(314,283)	(260,599)	(173,471)
Net increase (decrease) in net assets resulting from
operations	(9,634)	(132,304)	(79,259)	(42,028)
Changes from principal transactions:
Premiums	2,783	17,628	15,998	8,426
Death benefits	(7,858)	(42,223)	(52,118)	(32,225)
Surrenders and withdrawals	(57,419)	(372,963)	(259,900)	(147,002)
Contract charges	(3,416)	(35,117)	(21,034)	(10,937)
Cost of insurance and administrative charges	(77)	(994)	(543)	(287)
Transfers between Divisions
(including fixed account), net	33,692	(68,794)	11,846	1,274
Increase (decrease) in net assets derived from
principal transactions	(32,295)	(502,463)	(305,751)	(180,751)
Total increase (decrease) in net assets	(41,929)	(634,767)	(385,010)	(222,779)
Net assets at December 31, 2015	392,007	3,468,340	2,378,233	1,263,660

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(880)	15,064	9,286	2,676
Total realized gain (loss) on investments
and capital gains distributions	9,487	327,260	278,882	87,174
Net unrealized appreciation (depreciation)
of investments	3,176	(170,856)	(180,720)	(42,454)
Net increase (decrease) in net assets resulting from
operations	11,783	171,468	107,448	47,396
Changes from principal transactions:
Premiums	2,807	13,666	13,895	7,047
Death benefits	(7,601)	(45,056)	(43,330)	(27,366)
Surrenders and withdrawals	(52,233)	(367,581)	(250,894)	(140,166)
Contract charges	(3,697)	(32,337)	(19,130)	(10,135)
Cost of insurance and administrative charges	(77)	(889)	(490)	(260)
Transfers between Divisions
(including fixed account), net	66,102	(60,090)	(42,993)	586
Increase (decrease) in net assets derived from
principal transactions	5,301	(492,287)	(342,942)	(170,294)
Total increase (decrease) in net assets	17,084	(320,819)	(235,494)	(122,898)
Net assets at December 31, 2016	$409,091	$3,147,521	$2,142,739	$1,140,762

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net assets at January 1, 2015	$—	$234,867	$—	$114,698

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(945)	—	1,359
Total realized gain (loss) on investments
and capital gains distributions	—	(8,045)	(1)	3,325
Net unrealized appreciation (depreciation)
of investments	(1)	31	1	(8,039)
Net increase (decrease) in net assets resulting from
operations	(1)	(8,959)	—	(3,355)
Changes from principal transactions:
Premiums	209	898	145	16
Death benefits	—	(3,134)	—	(1,180)
Surrenders and withdrawals	—	(23,211)	—	(10,414)
Contract charges	—	(1,752)	—	(834)
Cost of insurance and administrative charges	—	(36)	—	(18)
Transfers between Divisions
(including fixed account), net	7	(3,536)	—	(2,890)
Increase (decrease) in net assets derived from
principal transactions	216	(30,771)	145	(15,320)
Total increase (decrease) in net assets	215	(39,730)	145	(18,675)
Net assets at December 31, 2015	215	195,137	145	96,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3,284)	1	(542)
Total realized gain (loss) on investments
and capital gains distributions	3	(7,772)	2	6,732
Net unrealized appreciation (depreciation)
of investments	2	14,631	(21)	(6,841)
Net increase (decrease) in net assets resulting from
operations	3	3,575	(18)	(651)
Changes from principal transactions:
Premiums	297	695	468	43
Death benefits	(22)	(4,098)	—	(932)
Surrenders and withdrawals	(11)	(24,204)	(5)	(9,015)
Contract charges	—	(1,666)	—	(757)
Cost of insurance and administrative charges	—	(34)	—	(16)
Transfers between Divisions
(including fixed account), net	22	14,740	26	(3,080)
Increase (decrease) in net assets derived from
principal transactions	286	(14,567)	489	(13,757)
Total increase (decrease) in net assets	289	(10,992)	471	(14,408)
Net assets at December 31, 2016	$504	$184,145	$616	$81,615

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class
Net assets at January 1, 2015	$1,505	$—	$250,745	$19,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	—	(976)	(117)
Total realized gain (loss) on investments
and capital gains distributions	40	1	18,545	1,033
Net unrealized appreciation (depreciation)
of investments	(97)	2	(15,123)	(753)
Net increase (decrease) in net assets resulting from
operations	(46)	3	2,446	163
Changes from principal transactions:
Premiums	—	80	140	—
Death benefits	—	—	(2,912)	(176)
Surrenders and withdrawals	(218)	—	(29,142)	(1,753)
Contract charges	(14)	—	(1,408)	(156)
Cost of insurance and administrative charges	—	—	(77)	(4)
Transfers between Divisions
(including fixed account), net	(21)	—	(5,053)	(357)
Increase (decrease) in net assets derived from
principal transactions	(253)	80	(38,452)	(2,446)
Total increase (decrease) in net assets	(299)	83	(36,006)	(2,283)
Net assets at December 31, 2015	1,206	83	214,739	17,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	3	(429)	(68)
Total realized gain (loss) on investments
and capital gains distributions	122	10	18,355	1,418
Net unrealized appreciation (depreciation)
of investments	(126)	(8)	(12,693)	(997)
Net increase (decrease) in net assets resulting from
operations	(15)	5	5,233	353
Changes from principal transactions:
Premiums	1	522	62	(3)
Death benefits	(5)	—	(3,664)	(443)
Surrenders and withdrawals	(185)	(10)	(28,018)	(2,109)
Contract charges	(13)	—	(1,297)	(155)
Cost of insurance and administrative charges	—	—	(69)	(4)
Transfers between Divisions
(including fixed account), net	(10)	(11)	(4,142)	(95)
Increase (decrease) in net assets derived from
principal transactions	(212)	501	(37,128)	(2,809)
Total increase (decrease) in net assets	(227)	506	(31,895)	(2,456)
Net assets at December 31, 2016	$979	$589	$182,844	$14,584

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® FMR® Diversified Mid Cap Portfolio - Adviser Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Adviser Class
Net assets at January 1, 2015	$—	$619,013	$31,292	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9,287)	(526)	—
Total realized gain (loss) on investments
and capital gains distributions	—	117,006	6,013	—
Net unrealized appreciation (depreciation)
of investments	(1)	(124,482)	(6,356)	(6)
Net increase (decrease) in net assets resulting from
operations	(1)	(16,763)	(869)	(6)
Changes from principal transactions:
Premiums	44	2,719	35	267
Death benefits	—	(11,557)	(259)	—
Surrenders and withdrawals	—	(57,475)	(3,404)	(1)
Contract charges	—	(3,452)	(247)	—
Cost of insurance and administrative charges	—	(154)	(6)	—
Transfers between Divisions
(including fixed account), net	—	(9,675)	(192)	5
Increase (decrease) in net assets derived from
principal transactions	44	(79,594)	(4,073)	271
Total increase (decrease) in net assets	43	(96,357)	(4,942)	265
Net assets at December 31, 2015	43	522,656	26,350	265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(5,873)	(349)	20
Total realized gain (loss) on investments
and capital gains distributions	13	43,414	2,225	2
Net unrealized appreciation (depreciation)
of investments	11	7,638	348	30
Net increase (decrease) in net assets resulting from
operations	23	45,179	2,224	52
Changes from principal transactions:
Premiums	159	1,839	8	185
Death benefits	(11)	(10,022)	(373)	—
Surrenders and withdrawals	(4)	(53,750)	(3,797)	(25)
Contract charges	—	(3,093)	(226)	—
Cost of insurance and administrative charges	—	(134)	(5)	—
Transfers between Divisions
(including fixed account), net	8	(15,387)	(384)	(6)
Increase (decrease) in net assets derived from
principal transactions	152	(80,547)	(4,777)	154
Total increase (decrease) in net assets	175	(35,368)	(2,553)	206
Net assets at December 31, 2016	$218	$487,288	$23,797	$471

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2015	$522,208	$10,974	$—	$428,723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,380	238	—	5,859
Total realized gain (loss) on investments
and capital gains distributions	31,285	337	(3)	62,415
Net unrealized appreciation (depreciation)
of investments	(80,691)	(1,298)	—	(85,524)
Net increase (decrease) in net assets resulting from
operations	(36,026)	(723)	(3)	(17,250)
Changes from principal transactions:
Premiums	3,199	3	199	2,348
Death benefits	(7,087)	(154)	—	(10,963)
Surrenders and withdrawals	(48,869)	(1,383)	—	(39,222)
Contract charges	(3,185)	(86)	—	(1,726)
Cost of insurance and administrative charges	(83)	(2)	—	(107)
Transfers between Divisions
(including fixed account), net	(38,518)	(862)	(60)	(4,058)
Increase (decrease) in net assets derived from
principal transactions	(94,543)	(2,484)	139	(53,728)
Total increase (decrease) in net assets	(130,569)	(3,207)	136	(70,978)
Net assets at December 31, 2015	391,639	7,767	136	357,745

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,060	356	3	1,838
Total realized gain (loss) on investments
and capital gains distributions	11,183	75	25	48,151
Net unrealized appreciation (depreciation)
of investments	19,146	536	29	7,646
Net increase (decrease) in net assets resulting from
operations	48,389	967	57	57,635
Changes from principal transactions:
Premiums	1,553	—	162	1,186
Death benefits	(6,722)	(173)	—	(12,986)
Surrenders and withdrawals	(47,805)	(1,103)	(8)	(37,882)
Contract charges	(2,806)	(78)	—	(1,641)
Cost of insurance and administrative charges	(73)	(1)	—	(87)
Transfers between Divisions
(including fixed account), net	4,093	324	1	30,660
Increase (decrease) in net assets derived from
principal transactions	(51,760)	(1,031)	155	(20,750)
Total increase (decrease) in net assets	(3,371)	(64)	212	36,885
Net assets at December 31, 2016	$388,268	$7,703	$348	$394,630

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Net assets at January 1, 2015	$44,565	$—	$425,807	$18,782

Increase (decrease) in net assets
Operations:
Net investment income (loss)	500	—	(2,122)	(134)
Total realized gain (loss) on investments
and capital gains distributions	6,594	—	37,986	(182)
Net unrealized appreciation (depreciation)
of investments	(9,043)	(4)	(102,441)	(2,541)
Net increase (decrease) in net assets resulting from
operations	(1,949)	(4)	(66,577)	(2,857)
Changes from principal transactions:
Premiums	17	47	1,928	1
Death benefits	(548)	—	(4,916)	(217)
Surrenders and withdrawals	(3,668)	—	(36,310)	(1,903)
Contract charges	(320)	—	(3,039)	(147)
Cost of insurance and administrative charges	(7)	—	(78)	(3)
Transfers between Divisions
(including fixed account), net	(314)	14	(5,654)	(153)
Increase (decrease) in net assets derived from
principal transactions	(4,840)	61	(48,069)	(2,422)
Total increase (decrease) in net assets	(6,789)	57	(114,646)	(5,279)
Net assets at December 31, 2015	37,776	57	311,161	13,503

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	—	(1,787)	(109)
Total realized gain (loss) on investments
and capital gains distributions	3,188	—	(7,423)	(1,511)
Net unrealized appreciation (depreciation)
of investments	2,725	13	42,288	3,030
Net increase (decrease) in net assets resulting from
operations	6,029	13	33,078	1,410
Changes from principal transactions:
Premiums	52	145	1,045	(3)
Death benefits	(376)	—	(3,764)	(154)
Surrenders and withdrawals	(5,683)	—	(34,835)	(2,013)
Contract charges	(308)	—	(2,776)	(134)
Cost of insurance and administrative charges	(6)	—	(68)	(3)
Transfers between Divisions
(including fixed account), net	(203)	74	1,463	(414)
Increase (decrease) in net assets derived from
principal transactions	(6,524)	219	(38,935)	(2,721)
Total increase (decrease) in net assets	(495)	232	(5,857)	(1,311)
Net assets at December 31, 2016	$37,281	$289	$305,304	$12,192
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Net assets at January 1, 2015	$—	$294,822	$34,126	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(4,470)	(567)	—
Total realized gain (loss) on investments
and capital gains distributions	(4)	48,601	5,247	—
Net unrealized appreciation (depreciation)
of investments	(5)	(58,982)	(6,357)	—
Net increase (decrease) in net assets resulting from
operations	(9)	(14,851)	(1,677)	—
Changes from principal transactions:
Premiums	249	1,113	—	93
Death benefits	—	(2,959)	(401)	—
Surrenders and withdrawals	—	(31,738)	(3,381)	(4)
Contract charges	—	(2,302)	(275)	—
Cost of insurance and administrative charges	—	(47)	(7)	—
Transfers between Divisions
(including fixed account), net	(72)	18,642	6	16
Increase (decrease) in net assets derived from
principal transactions	177	(17,291)	(4,058)	105
Total increase (decrease) in net assets	168	(32,142)	(5,735)	105
Net assets at December 31, 2015	168	262,680	28,391	105

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3,155)	(411)	3
Total realized gain (loss) on investments
and capital gains distributions	27	35,083	3,639	54
Net unrealized appreciation (depreciation)
of investments	43	12,923	1,636	(49)
Net increase (decrease) in net assets resulting from
operations	69	44,851	4,864	8
Changes from principal transactions:
Premiums	225	916	(4)	513
Death benefits	—	(3,259)	(448)	—
Surrenders and withdrawals	(22)	(32,563)	(4,023)	(33)
Contract charges	—	(2,154)	(259)	—
Cost of insurance and administrative charges	—	(41)	(6)	—
Transfers between Divisions
(including fixed account), net	(11)	1,043	(341)	418
Increase (decrease) in net assets derived from
principal transactions	192	(36,058)	(5,081)	898
Total increase (decrease) in net assets	261	8,793	(217)	906
Net assets at December 31, 2016	$429	$271,473	$28,174	$1,011

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2015	$329,736	$53,341	$—	$2,815,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	166	(78)	36	(12,995)
Total realized gain (loss) on investments
and capital gains distributions	50,919	6,973	—	380,369
Net unrealized appreciation (depreciation)
of investments	(36,957)	(4,683)	(26)	(272,328)
Net increase (decrease) in net assets resulting from
operations	14,128	2,212	10	95,046
Changes from principal transactions:
Premiums	1,784	47	5,475	18,310
Death benefits	(3,475)	(420)	—	(44,033)
Surrenders and withdrawals	(31,472)	(5,389)	(13)	(287,738)
Contract charges	(2,423)	(420)	—	(18,845)
Cost of insurance and administrative charges	(58)	(10)	—	(513)
Transfers between Divisions
(including fixed account), net	5,414	(176)	355	129,911
Increase (decrease) in net assets derived from
principal transactions	(30,230)	(6,368)	5,817	(202,908)
Total increase (decrease) in net assets	(16,102)	(4,156)	5,827	(107,862)
Net assets at December 31, 2015	313,634	49,185	5,827	2,707,496

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,628)	(364)	127	(11,873)
Total realized gain (loss) on investments
and capital gains distributions	32,465	4,229	1,180	247,531
Net unrealized appreciation (depreciation)
of investments	(20,635)	(2,361)	(480)	(72,570)
Net increase (decrease) in net assets resulting from
operations	10,202	1,504	827	163,088
Changes from principal transactions:
Premiums	1,187	152	12,386	18,392
Death benefits	(4,226)	(654)	—	(42,873)
Surrenders and withdrawals	(34,920)	(5,975)	(855)	(293,385)
Contract charges	(2,509)	(420)	—	(19,573)
Cost of insurance and administrative charges	(57)	(9)	(3)	(491)
Transfers between Divisions
(including fixed account), net	10,557	(366)	1,417	111,869
Increase (decrease) in net assets derived from
principal transactions	(29,968)	(7,272)	12,945	(226,061)
Total increase (decrease) in net assets	(19,766)	(5,768)	13,772	(62,973)
Net assets at December 31, 2016	$293,868	$43,417	$19,599	$2,644,523

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
Net assets at January 1, 2015	$78,024	$—	$671,155	$24,490

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(547)	2	1,680	28
Total realized gain (loss) on investments
and capital gains distributions	10,751	—	95,056	2,711
Net unrealized appreciation (depreciation)
of investments	(7,753)	(3)	(148,616)	(4,747)
Net increase (decrease) in net assets resulting from
operations	2,451	(1)	(51,880)	(2,008)
Changes from principal transactions:
Premiums	95	129	3,408	49
Death benefits	(1,039)	—	(10,669)	(177)
Surrenders and withdrawals	(9,004)	—	(66,736)	(1,934)
Contract charges	(617)	—	(3,919)	(186)
Cost of insurance and administrative charges	(12)	—	(135)	(5)
Transfers between Divisions
(including fixed account), net	839	—	(7,686)	(5)
Increase (decrease) in net assets derived from
principal transactions	(9,738)	129	(85,737)	(2,258)
Total increase (decrease) in net assets	(7,287)	128	(137,617)	(4,266)
Net assets at December 31, 2015	70,737	128	533,538	20,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(477)	5	2,596	47
Total realized gain (loss) on investments
and capital gains distributions	6,779	30	82,656	2,080
Net unrealized appreciation (depreciation)
of investments	(2,468)	14	28	959
Net increase (decrease) in net assets resulting from
operations	3,834	49	85,280	3,086
Changes from principal transactions:
Premiums	82	195	2,119	(8)
Death benefits	(1,352)	(24)	(9,178)	(154)
Surrenders and withdrawals	(10,213)	(7)	(68,702)	(2,703)
Contract charges	(592)	—	(3,870)	(184)
Cost of insurance and administrative charges	(11)	—	(123)	(4)
Transfers between Divisions
(including fixed account), net	524	29	25,233	165
Increase (decrease) in net assets derived from
principal transactions	(11,562)	193	(54,521)	(2,888)
Total increase (decrease) in net assets	(7,728)	242	30,759	198
Net assets at December 31, 2016	$63,009	$370	$564,297	$20,422

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net assets at January 1, 2015	$—	$160,492	$243,688	$4,879

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,366)	2,019	28
Total realized gain (loss) on investments
and capital gains distributions	—	(435)	7,200	251
Net unrealized appreciation (depreciation)
of investments	—	(3,988)	(28,729)	(626)
Net increase (decrease) in net assets resulting from
operations	—	(5,789)	(19,510)	(347)
Changes from principal transactions:
Premiums	24	1,099	1,723	—
Death benefits	—	(1,555)	(4,535)	(62)
Surrenders and withdrawals	—	(14,850)	(21,897)	(417)
Contract charges	—	(1,228)	(1,318)	(39)
Cost of insurance and administrative charges	—	(28)	(51)	(1)
Transfers between Divisions
(including fixed account), net	(1)	10,762	(5,845)	(613)
Increase (decrease) in net assets derived from
principal transactions	23	(5,800)	(31,923)	(1,132)
Total increase (decrease) in net assets	23	(11,589)	(51,433)	(1,479)
Net assets at December 31, 2015	23	148,903	192,255	3,400

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(443)	3,511	57
Total realized gain (loss) on investments
and capital gains distributions	—	4,706	46,985	1,017
Net unrealized appreciation (depreciation)
of investments	2	(4,228)	(35,846)	(816)
Net increase (decrease) in net assets resulting from
operations	2	35	14,650	258
Changes from principal transactions:
Premiums	75	748	865	1
Death benefits	—	(1,991)	(3,971)	—
Surrenders and withdrawals	—	(15,066)	(20,686)	(578)
Contract charges	—	(1,140)	(1,142)	(33)
Cost of insurance and administrative charges	—	(24)	(35)	(1)
Transfers between Divisions
(including fixed account), net	28	3,090	(4,527)	(68)
Increase (decrease) in net assets derived from
principal transactions	103	(14,383)	(29,496)	(679)
Total increase (decrease) in net assets	105	(14,348)	(14,846)	(421)
Net assets at December 31, 2016	$128	$134,555	$177,409	$2,979

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class
Net assets at January 1, 2015	$79	$—	$5,526	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(47)	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	(143)	—
Net unrealized appreciation (depreciation)
of investments	(1)	(1)	(71)	—
Net increase (decrease) in net assets resulting from
operations	(2)	(1)	(261)	—
Changes from principal transactions:
Premiums	—	50	9	40
Death benefits	—	—	(69)	—
Surrenders and withdrawals	(2)	—	(910)	—
Contract charges	—	—	(15)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	—	(137)	—
Increase (decrease) in net assets derived from
principal transactions	(2)	50	(1,122)	40
Total increase (decrease) in net assets	(4)	49	(1,383)	40
Net assets at December 31, 2015	75	49	4,143	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	22	4
Total realized gain (loss) on investments
and capital gains distributions	(3)	—	(103)	25
Net unrealized appreciation (depreciation)
of investments	3	(3)	289	(10)
Net increase (decrease) in net assets resulting from
operations	(1)	(2)	208	19
Changes from principal transactions:
Premiums	—	170	109	305
Death benefits	—	—	(273)	—
Surrenders and withdrawals	(6)	(5)	(375)	(8)
Contract charges	—	—	(14)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	(11)	77	—
Increase (decrease) in net assets derived from
principal transactions	(6)	154	(476)	297
Total increase (decrease) in net assets	(7)	152	(268)	316
Net assets at December 31, 2016	$68	$201	$3,875	$356

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class
Net assets at January 1, 2015	$18,263	$—	$9,463	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	362	—	186	—
Total realized gain (loss) on investments
and capital gains distributions	2,148	—	1,216	—
Net unrealized appreciation (depreciation)
of investments	(2,673)	—	(1,531)	—
Net increase (decrease) in net assets resulting from
operations	(163)	—	(129)	—
Changes from principal transactions:
Premiums	22	25	255	18
Death benefits	(495)	—	(56)	—
Surrenders and withdrawals	(848)	(5)	(861)	(5)
Contract charges	(101)	—	(59)	—
Cost of insurance and administrative charges	(1)	—	(1)	—
Transfers between Divisions
(including fixed account), net	(213)	—	(280)	—
Increase (decrease) in net assets derived from
principal transactions	(1,636)	20	(1,002)	13
Total increase (decrease) in net assets	(1,799)	20	(1,131)	13
Net assets at December 31, 2015	16,464	20	8,332	13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	170	1	81	—
Total realized gain (loss) on investments
and capital gains distributions	1,916	3	944	1
Net unrealized appreciation (depreciation)
of investments	(1,346)	(2)	(645)	(1)
Net increase (decrease) in net assets resulting from
operations	740	2	380	—
Changes from principal transactions:
Premiums	16	22	6	11
Death benefits	(103)	—	(104)	—
Surrenders and withdrawals	(551)	—	(276)	—
Contract charges	(97)	—	(53)	—
Cost of insurance and administrative charges	(1)	—	(1)	—
Transfers between Divisions
(including fixed account), net	(1,210)	(1)	(272)	1
Increase (decrease) in net assets derived from
principal transactions	(1,946)	21	(700)	12
Total increase (decrease) in net assets	(1,206)	23	(320)	12
Net assets at December 31, 2016	$15,258	$43	$8,012	$25

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class
Net assets at January 1, 2015	$989	$—	$—	$5,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	—	—	53
Total realized gain (loss) on investments
and capital gains distributions	146	—	—	525
Net unrealized appreciation (depreciation)
of investments	(184)	—	(1)	(878)
Net increase (decrease) in net assets resulting from
operations	(20)	—	(1)	(300)
Changes from principal transactions:
Premiums	1	1	213	19
Death benefits	—	—	—	(26)
Surrenders and withdrawals	(8)	—	—	(1,274)
Contract charges	(6)	—	—	(48)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	—	—	19	13,153
Increase (decrease) in net assets derived from
principal transactions	(13)	1	232	11,823
Total increase (decrease) in net assets	(33)	1	231	11,523
Net assets at December 31, 2015	956	1	231	17,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	4	10
Total realized gain (loss) on investments
and capital gains distributions	74	—	10	347
Net unrealized appreciation (depreciation)
of investments	(34)	—	6	187
Net increase (decrease) in net assets resulting from
operations	44	—	20	544
Changes from principal transactions:
Premiums	1	—	488	73
Death benefits	—	—	—	(84)
Surrenders and withdrawals	(22)	—	(1)	(961)
Contract charges	(6)	—	—	(91)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	(65)	—	(76)	(256)
Increase (decrease) in net assets derived from
principal transactions	(92)	—	411	(1,320)
Total increase (decrease) in net assets	(48)	—	431	(776)
Net assets at December 31, 2016	$908	$1	$662	$16,646

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net assets at January 1, 2015	$—	$—	$2,219	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,634)	—	11	—
Total realized gain (loss) on investments
and capital gains distributions	(2,297)	—	441	(1)
Net unrealized appreciation (depreciation)
of investments	(27,536)	—	(508)	(4)
Net increase (decrease) in net assets resulting from
operations	(34,467)	—	(56)	(5)
Changes from principal transactions:
Premiums	899	101	3	255
Death benefits	(2,356)	—	(86)	—
Surrenders and withdrawals	(24,064)	—	(220)	—
Contract charges	(2,384)	—	(10)	—
Cost of insurance and administrative charges	(61)	—	—	—
Transfers between Divisions
(including fixed account), net	761,076	1	48	12
Increase (decrease) in net assets derived from
principal transactions	733,110	102	(265)	267
Total increase (decrease) in net assets	698,643	102	(321)	262
Net assets at December 31, 2015	698,643	102	1,898	262

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,103)	3	9	(3)
Total realized gain (loss) on investments
and capital gains distributions	6,024	39	200	50
Net unrealized appreciation (depreciation)
of investments	23,940	47	259	(20)
Net increase (decrease) in net assets resulting from
operations	26,861	89	468	27
Changes from principal transactions:
Premiums	2,512	457	8	213
Death benefits	(10,125)	—	—	—
Surrenders and withdrawals	(52,089)	(5)	(169)	(23)
Contract charges	(5,924)	—	(12)	—
Cost of insurance and administrative charges	(119)	—	—	—
Transfers between Divisions
(including fixed account), net	(19,587)	28	518	38
Increase (decrease) in net assets derived from
principal transactions	(85,332)	480	345	228
Total increase (decrease) in net assets	(58,471)	569	813	255
Net assets at December 31, 2016	$640,172	$671	$2,711	$517

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net assets at January 1, 2015	$423,203	$—	$298,555	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,825)	(1)	(2,604)	—
Total realized gain (loss) on investments
and capital gains distributions	66,404	—	47,126	—
Net unrealized appreciation (depreciation)
of investments	(85,212)	20	(40,656)	(2)
Net increase (decrease) in net assets resulting from
operations	(24,633)	19	3,866	(2)
Changes from principal transactions:
Premiums	5,496	587	1,965	169
Death benefits	(3,919)	—	(2,692)	—
Surrenders and withdrawals	(41,983)	—	(26,185)	—
Contract charges	(3,047)	—	(2,133)	—
Cost of insurance and administrative charges	(58)	—	(36)	—
Transfers between Divisions
(including fixed account), net	(16,339)	26	1,715	5
Increase (decrease) in net assets derived from
principal transactions	(59,850)	613	(27,366)	174
Total increase (decrease) in net assets	(84,483)	632	(23,500)	172
Net assets at December 31, 2015	338,720	632	275,055	172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,369)	24	4,344	(2)
Total realized gain (loss) on investments
and capital gains distributions	53,910	83	44,175	21
Net unrealized appreciation (depreciation)
of investments	(38,499)	(39)	(31,554)	69
Net increase (decrease) in net assets resulting from
operations	10,042	68	16,965	88
Changes from principal transactions:
Premiums	1,927	380	1,042	230
Death benefits	(3,078)	—	(2,867)	—
Surrenders and withdrawals	(36,110)	(32)	(27,336)	—
Contract charges	(2,595)	—	(2,115)	—
Cost of insurance and administrative charges	(49)	—	(34)	—
Transfers between Divisions
(including fixed account), net	(19,878)	56	2,298	(34)
Increase (decrease) in net assets derived from
principal transactions	(59,783)	404	(29,012)	196
Total increase (decrease) in net assets	(49,741)	472	(12,047)	284
Net assets at December 31, 2016	$288,979	$1,104	$263,008	$456

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2015	$130,648	$274,735	$—	$1,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,724)	1,026	2	18
Total realized gain (loss) on investments
and capital gains distributions	10,879	23,549	1	221
Net unrealized appreciation (depreciation)
of investments	(14,162)	(42,750)	(4)	(272)
Net increase (decrease) in net assets resulting from
operations	(5,007)	(18,175)	(1)	(33)
Changes from principal transactions:
Premiums	2	987	124	—
Death benefits	(1,065)	(2,334)	—	—
Surrenders and withdrawals	(10,852)	(25,087)	(2)	(425)
Contract charges	(934)	(1,847)	—	—
Cost of insurance and administrative charges	(18)	(38)	—	—
Transfers between Divisions
(including fixed account), net	(5,277)	(16,828)	1	1
Increase (decrease) in net assets derived from
principal transactions	(18,144)	(45,147)	123	(424)
Total increase (decrease) in net assets	(23,151)	(63,322)	122	(457)
Net assets at December 31, 2015	107,497	211,413	122	1,211

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,538)	1,344	7	15
Total realized gain (loss) on investments
and capital gains distributions	16,403	14,941	22	77
Net unrealized appreciation (depreciation)
of investments	5,624	11,572	38	70
Net increase (decrease) in net assets resulting from
operations	20,489	27,857	67	162
Changes from principal transactions:
Premiums	46	636	437	—
Death benefits	(1,009)	(2,510)	(11)	(66)
Surrenders and withdrawals	(12,035)	(22,193)	(17)	(79)
Contract charges	(870)	(1,585)	—	—
Cost of insurance and administrative charges	(16)	(32)	—	—
Transfers between Divisions
(including fixed account), net	(3,697)	(8,982)	35	(1)
Increase (decrease) in net assets derived from
principal transactions	(17,581)	(34,666)	444	(146)
Total increase (decrease) in net assets	2,908	(6,809)	511	16
Net assets at December 31, 2016	$110,405	$204,604	$633	$1,227

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2015	$798,096	$505,717	$—	$197,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,313	488	1	(2,091)
Total realized gain (loss) on investments
and capital gains distributions	88,856	37,305	(5)	37,454
Net unrealized appreciation (depreciation)
of investments	(117,627)	(56,419)	(4)	(43,155)
Net increase (decrease) in net assets resulting from
operations	(27,458)	(18,626)	(8)	(7,792)
Changes from principal transactions:
Premiums	28	(58,862)	320	(10)
Death benefits	(16,601)	—	—	(2,318)
Surrenders and withdrawals	(77,128)	—	—	(17,412)
Contract charges	(3,946)	—	—	(1,348)
Cost of insurance and administrative charges	(182)	—	—	(24)
Transfers between Divisions
(including fixed account), net	(30,354)	—	(75)	(13,213)
Increase (decrease) in net assets derived from
principal transactions	(128,183)	(58,862)	245	(34,325)
Total increase (decrease) in net assets	(155,641)	(77,488)	237	(42,117)
Net assets at December 31, 2015	642,455	428,229	237	155,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	129	(26)	—	(1,624)
Total realized gain (loss) on investments
and capital gains distributions	9,807	13,111	58	19,383
Net unrealized appreciation (depreciation)
of investments	63,133	36,651	24	(503)
Net increase (decrease) in net assets resulting from
operations	73,069	49,736	82	17,256
Changes from principal transactions:
Premiums	109	2,056	431	9
Death benefits	(18,647)	(4,965)	—	(1,631)
Surrenders and withdrawals	(71,130)	(37,425)	(81)	(16,971)
Contract charges	(3,490)	(3,657)	—	(1,184)
Cost of insurance and administrative charges	(160)	(62)	—	(20)
Transfers between Divisions
(including fixed account), net	(16,732)	(689)	122	(9,387)
Increase (decrease) in net assets derived from
principal transactions	(110,050)	(44,742)	472	(29,184)
Total increase (decrease) in net assets	(36,981)	4,994	554	(11,928)
Net assets at December 31, 2016	$605,474	$433,223	$791	$143,736
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2015	$—	$4,222	$144,433	$8,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	(643)	(89)
Total realized gain (loss) on investments
and capital gains distributions	—	465	19,214	1,730
Net unrealized appreciation (depreciation)
of investments	(4)	(331)	(17,105)	(1,583)
Net increase (decrease) in net assets resulting from
operations	(5)	144	1,466	58
Changes from principal transactions:
Premiums	654	—	943	63
Death benefits	—	(33)	(1,409)	(54)
Surrenders and withdrawals	—	(457)	(18,247)	(529)
Contract charges	—	—	(1,199)	(47)
Cost of insurance and administrative charges	—	(1)	(26)	(1)
Transfers between Divisions
(including fixed account), net	120	(65)	34,442	288
Increase (decrease) in net assets derived from
principal transactions	774	(556)	14,504	(280)
Total increase (decrease) in net assets	769	(412)	15,970	(222)
Net assets at December 31, 2015	769	3,810	160,403	7,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	(981)	(76)
Total realized gain (loss) on investments
and capital gains distributions	—	231	20,906	1,355
Net unrealized appreciation (depreciation)
of investments	(16)	(283)	(24,372)	(800)
Net increase (decrease) in net assets resulting from
operations	(16)	(49)	(4,447)	479
Changes from principal transactions:
Premiums	236	—	297	32
Death benefits	—	(111)	(1,783)	(87)
Surrenders and withdrawals	(38)	(315)	(13,268)	(543)
Contract charges	—	—	(1,011)	(47)
Cost of insurance and administrative charges	—	(1)	(21)	(1)
Transfers between Divisions
(including fixed account), net	(444)	7	(21,238)	48
Increase (decrease) in net assets derived from
principal transactions	(246)	(420)	(37,024)	(598)
Total increase (decrease) in net assets	(262)	(469)	(41,471)	(119)
Net assets at December 31, 2016	$507	$3,341	$118,932	$7,836

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net assets at January 1, 2015	$—	$245,087	$—	$548,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4,886)	1	9,437
Total realized gain (loss) on investments
and capital gains distributions	—	57,143	—	18,139
Net unrealized appreciation (depreciation)
of investments	32	(31,583)	(5)	(51,267)
Net increase (decrease) in net assets resulting from
operations	30	20,674	(4)	(23,691)
Changes from principal transactions:
Premiums	1,011	1,475	69	2,495
Death benefits	—	(2,759)	—	(6,408)
Surrenders and withdrawals	—	(28,680)	—	(52,257)
Contract charges	—	(2,251)	—	(3,995)
Cost of insurance and administrative charges	—	(37)	—	(101)
Transfers between Divisions
(including fixed account), net	40	77,135	1	1,934
Increase (decrease) in net assets derived from
principal transactions	1,051	44,883	70	(58,332)
Total increase (decrease) in net assets	1,081	65,557	66	(82,023)
Net assets at December 31, 2015	1,081	310,644	66	466,571

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(4,342)	3	5,789
Total realized gain (loss) on investments
and capital gains distributions	194	36,198	(4)	9,717
Net unrealized appreciation (depreciation)
of investments	(130)	(38,395)	6	(18,324)
Net increase (decrease) in net assets resulting from
operations	55	(6,539)	5	(2,818)
Changes from principal transactions:
Premiums	561	1,162	100	1,161
Death benefits	—	(2,695)	—	(6,319)
Surrenders and withdrawals	(14)	(28,196)	(4)	(46,198)
Contract charges	—	(2,134)	—	(3,430)
Cost of insurance and administrative charges	—	(35)	—	(84)
Transfers between Divisions
(including fixed account), net	263	(29,294)	(29)	(12,120)
Increase (decrease) in net assets derived from
principal transactions	810	(61,192)	67	(66,990)
Total increase (decrease) in net assets	865	(67,731)	72	(69,808)
Net assets at December 31, 2016	$1,946	$242,913	$138	$396,763

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A
Net assets at January 1, 2015	$2,167	$669	$1,189	$1,250,813

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	9	20	(2,757)
Total realized gain (loss) on investments
and capital gains distributions	104	(3)	29	101,193
Net unrealized appreciation (depreciation)
of investments	(177)	(29)	(71)	(136,136)
Net increase (decrease) in net assets resulting from
operations	(36)	(23)	(22)	(37,700)
Changes from principal transactions:
Premiums	196	85	2	5,088
Death benefits	—	—	(29)	(15,520)
Surrenders and withdrawals	—	—	(45)	(127,436)
Contract charges	—	—	(3)	(8,369)
Cost of insurance and administrative charges	—	—	—	(204)
Transfers between Divisions
(including fixed account), net	—	2	14	(8,343)
Increase (decrease) in net assets derived from
principal transactions	196	87	(61)	(154,784)
Total increase (decrease) in net assets	160	64	(83)	(192,484)
Net assets at December 31, 2015	2,327	733	1,106	1,058,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	9	14	(2,309)
Total realized gain (loss) on investments
and capital gains distributions	53	(1)	11	114,508
Net unrealized appreciation (depreciation)
of investments	—	30	30	(42,410)
Net increase (decrease) in net assets resulting from
operations	90	38	55	69,789
Changes from principal transactions:
Premiums	(7)	(11)	—	5,077
Death benefits	—	—	—	(16,712)
Surrenders and withdrawals	(208)	(1)	(33)	(113,306)
Contract charges	(5)	(5)	(3)	(7,692)
Cost of insurance and administrative charges	—	—	—	(183)
Transfers between Divisions
(including fixed account), net	7	—	1	(13,382)
Increase (decrease) in net assets derived from
principal transactions	(213)	(17)	(35)	(146,198)
Total increase (decrease) in net assets	(123)	21	20	(76,409)
Net assets at December 31, 2016	$2,204	$754	$1,126	$981,920

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A
Net assets at January 1, 2015	$852	$706,996	$26,452	$5,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(475)	421	264
Total realized gain (loss) on investments
and capital gains distributions	53	68,127	(1,220)	(148)
Net unrealized appreciation (depreciation)
of investments	(76)	(87,750)	(1,867)	(755)
Net increase (decrease) in net assets resulting from
operations	(18)	(20,098)	(2,666)	(639)
Changes from principal transactions:
Premiums	1	12	259	(12,043)
Death benefits	—	(12,899)	(529)	(114)
Surrenders and withdrawals	(81)	(67,760)	(2,677)	(2,100)
Contract charges	—	(3,920)	(264)	(154)
Cost of insurance and administrative charges	—	(178)	(4)	(3)
Transfers between Divisions
(including fixed account), net	(19)	(13,827)	9,439	15,055
Increase (decrease) in net assets derived from
principal transactions	(99)	(98,572)	6,224	641
Total increase (decrease) in net assets	(117)	(118,670)	3,558	2
Net assets at December 31, 2015	735	588,326	30,010	5,745

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(398)	31	143
Total realized gain (loss) on investments
and capital gains distributions	63	67,890	(3,645)	(860)
Net unrealized appreciation (depreciation)
of investments	(11)	(28,104)	2,643	503
Net increase (decrease) in net assets resulting from
operations	57	39,388	(971)	(214)
Changes from principal transactions:
Premiums	1	56	58	10,247
Death benefits	(27)	(12,138)	(349)	(187)
Surrenders and withdrawals	(34)	(63,495)	(3,194)	(2,117)
Contract charges	—	(3,556)	(217)	(134)
Cost of insurance and administrative charges	—	(158)	(3)	(3)
Transfers between Divisions
(including fixed account), net	(26)	(10,649)	(5,247)	(9,070)
Increase (decrease) in net assets derived from
principal transactions	(86)	(89,940)	(8,952)	(1,264)
Total increase (decrease) in net assets	(29)	(50,552)	(9,923)	(1,478)
Net assets at December 31, 2016	$706	$537,774	$20,087	$4,267

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Equity Portfolio - Class A	Voya Global Equity Portfolio - Class S	Voya Global Equity Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S
Net assets at January 1, 2015	$—	$164,912	$—	$33,527

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5,100)	(480)	397
Total realized gain (loss) on investments
and capital gains distributions	—	26,697	(112)	264
Net unrealized appreciation (depreciation)
of investments	—	(53,172)	(3,484)	(3,559)
Net increase (decrease) in net assets resulting from
operations	—	(31,575)	(4,076)	(2,898)
Changes from principal transactions:
Premiums	4	216	54,588	219
Death benefits	—	(3,223)	—	(533)
Surrenders and withdrawals	—	(38,868)	—	(4,880)
Contract charges	—	(3,603)	—	(324)
Cost of insurance and administrative charges	—	(92)	—	(6)
Transfers between Divisions
(including fixed account), net	—	417,565	—	4,486
Increase (decrease) in net assets derived from
principal transactions	4	371,995	54,588	(1,038)
Total increase (decrease) in net assets	4	340,420	50,512	(3,936)
Net assets at December 31, 2015	4	505,332	50,512	29,591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,193	256	722
Total realized gain (loss) on investments
and capital gains distributions	—	5,009	(1,685)	(356)
Net unrealized appreciation (depreciation)
of investments	1	7,272	2,652	(270)
Net increase (decrease) in net assets resulting from
operations	1	16,474	1,223	96
Changes from principal transactions:
Premiums	4	220	266	91
Death benefits	—	(5,206)	(321)	(274)
Surrenders and withdrawals	—	(46,204)	(5,018)	(3,166)
Contract charges	—	(4,290)	(423)	(257)
Cost of insurance and administrative charges	—	(103)	(8)	(5)
Transfers between Divisions
(including fixed account), net	6	(24,806)	(7,729)	(1,644)
Increase (decrease) in net assets derived from
principal transactions	10	(80,389)	(13,233)	(5,255)
Total increase (decrease) in net assets	11	(63,915)	(12,010)	(5,159)
Net assets at December 31, 2016	$15	$441,417	$38,502	$24,432

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Net assets at January 1, 2015	$123,551	$112,860	$86,929	$882,816

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(254)	(1,049)	(850)	8,568
Total realized gain (loss) on investments
and capital gains distributions	6,324	18,070	4,238	(2,792)
Net unrealized appreciation (depreciation)
of investments	(7,007)	(20,252)	(7,072)	(26,906)
Net increase (decrease) in net assets resulting from
operations	(937)	(3,231)	(3,684)	(21,130)
Changes from principal transactions:
Premiums	39	79	7	(35,899)
Death benefits	(2,043)	(1,263)	(1,359)	(6,274)
Surrenders and withdrawals	(12,868)	(11,814)	(8,890)	(55,041)
Contract charges	(550)	(662)	(528)	(4,323)
Cost of insurance and administrative charges	(30)	(20)	(15)	(95)
Transfers between Divisions
(including fixed account), net	(3,092)	(2,954)	(1,620)	5,674
Increase (decrease) in net assets derived from
principal transactions	(18,544)	(16,634)	(12,405)	(95,958)
Total increase (decrease) in net assets	(19,481)	(19,865)	(16,089)	(117,088)
Net assets at December 31, 2015	104,070	92,995	70,840	765,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(820)	(779)	6,572
Total realized gain (loss) on investments
and capital gains distributions	5,011	10,446	5,412	(15,881)
Net unrealized appreciation (depreciation)
of investments	2,994	3,905	11,310	(3,130)
Net increase (decrease) in net assets resulting from
operations	7,878	13,531	15,943	(12,439)
Changes from principal transactions:
Premiums	41	107	54	3,912
Death benefits	(1,611)	(1,334)	(1,199)	(9,718)
Surrenders and withdrawals	(10,644)	(8,342)	(7,236)	(72,086)
Contract charges	(515)	(605)	(488)	(5,591)
Cost of insurance and administrative charges	(27)	(18)	(13)	(125)
Transfers between Divisions
(including fixed account), net	(486)	(1,415)	(1,145)	(11,873)
Increase (decrease) in net assets derived from
principal transactions	(13,242)	(11,607)	(10,027)	(95,481)
Total increase (decrease) in net assets	(5,364)	1,924	5,916	(107,920)
Net assets at December 31, 2016	$98,706	$94,919	$76,756	$657,808

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S
Net assets at January 1, 2015	$44,815	$9,380	$229,161	$434,879

Increase (decrease) in net assets
Operations:
Net investment income (loss)	459	(169)	(1,855)	(1,214)
Total realized gain (loss) on investments
and capital gains distributions	1,935	267	26,198	44,637
Net unrealized appreciation (depreciation)
of investments	(3,024)	(49)	(13,407)	(43,408)
Net increase (decrease) in net assets resulting from
operations	(630)	49	10,936	15
Changes from principal transactions:
Premiums	4	12,094	1,838	5,586
Death benefits	(491)	(40)	(2,190)	(13,033)
Surrenders and withdrawals	(4,573)	(516)	(25,348)	(41,992)
Contract charges	(300)	(48)	(1,670)	(2,209)
Cost of insurance and administrative charges	(6)	(1)	(46)	(107)
Transfers between Divisions
(including fixed account), net	(3,360)	1,239	22,811	11,317
Increase (decrease) in net assets derived from
principal transactions	(8,726)	12,728	(4,605)	(40,438)
Total increase (decrease) in net assets	(9,356)	12,777	6,331	(40,423)
Net assets at December 31, 2015	35,459	22,157	235,492	394,456

Increase (decrease) in net assets
Operations:
Net investment income (loss)	394	(128)	(1,492)	(166)
Total realized gain (loss) on investments
and capital gains distributions	32	(1,029)	24,167	25,839
Net unrealized appreciation (depreciation)
of investments	(947)	609	(13,482)	7,982
Net increase (decrease) in net assets resulting from
operations	(521)	(548)	9,193	33,655
Changes from principal transactions:
Premiums	5	(10,209)	2,237	1,548
Death benefits	(467)	(51)	(2,599)	(9,187)
Surrenders and withdrawals	(3,116)	(984)	(28,607)	(40,964)
Contract charges	(256)	(45)	(1,821)	(2,334)
Cost of insurance and administrative charges	(5)	(1)	(48)	(95)
Transfers between Divisions
(including fixed account), net	(1,960)	(186)	10,331	24,853
Increase (decrease) in net assets derived from
principal transactions	(5,799)	(11,476)	(20,507)	(26,179)
Total increase (decrease) in net assets	(6,320)	(12,024)	(11,314)	7,476
Net assets at December 31, 2016	$29,139	$10,133	$224,178	$401,932

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A
Net assets at January 1, 2015	$—	$115,903	$278,933	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,288)	(3,123)	—
Total realized gain (loss) on investments
and capital gains distributions	—	11,122	32,337	—
Net unrealized appreciation (depreciation)
of investments	(2)	(21,593)	(36,035)	(4)
Net increase (decrease) in net assets resulting from
operations	(2)	(11,759)	(6,821)	(4)
Changes from principal transactions:
Premiums	—	1,660	1,319	444
Death benefits	—	(1,416)	(7,934)	—
Surrenders and withdrawals	(1)	(16,895)	(29,449)	—
Contract charges	—	(1,213)	(1,619)	—
Cost of insurance and administrative charges	—	(29)	(73)	—
Transfers between Divisions
(including fixed account), net	86	175,949	28,505	19
Increase (decrease) in net assets derived from
principal transactions	85	158,056	(9,251)	463
Total increase (decrease) in net assets	83	146,297	(16,072)	459
Net assets at December 31, 2015	83	262,200	262,861	459

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(602)	(2,574)	1
Total realized gain (loss) on investments
and capital gains distributions	—	5,481	25,046	99
Net unrealized appreciation (depreciation)
of investments	9	24,861	(11,552)	61
Net increase (decrease) in net assets resulting from
operations	9	29,740	10,920	161
Changes from principal transactions:
Premiums	—	2,916	1,374	1,112
Death benefits	(13)	(4,370)	(5,570)	(11)
Surrenders and withdrawals	(4)	(27,600)	(25,210)	(14)
Contract charges	—	(1,794)	(1,499)	—
Cost of insurance and administrative charges	—	(46)	(60)	—
Transfers between Divisions
(including fixed account), net	(1)	6,199	7,974	(10)
Increase (decrease) in net assets derived from
principal transactions	(18)	(24,695)	(22,991)	1,077
Total increase (decrease) in net assets	(9)	5,045	(12,071)	1,238
Net assets at December 31, 2016	$74	$267,245	$250,790	$1,697

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S
Net assets at January 1, 2015	$226,480	$—	$205,770	$94,403

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,459)	—	(1,862)	(1,352)
Total realized gain (loss) on investments
and capital gains distributions	33,149	—	27,345	15,949
Net unrealized appreciation (depreciation)
of investments	(42,142)	(6)	(38,768)	(17,057)
Net increase (decrease) in net assets resulting from
operations	(10,452)	(6)	(13,285)	(2,460)
Changes from principal transactions:
Premiums	1,432	306	1,098	564
Death benefits	(1,803)	—	(1,625)	(959)
Surrenders and withdrawals	(19,384)	—	(19,827)	(10,560)
Contract charges	(1,741)	—	(1,608)	(731)
Cost of insurance and administrative charges	(28)	—	(29)	(13)
Transfers between Divisions
(including fixed account), net	(3,226)	(1)	12,681	10,874
Increase (decrease) in net assets derived from
principal transactions	(24,750)	305	(9,310)	(825)
Total increase (decrease) in net assets	(35,202)	299	(22,595)	(3,285)
Net assets at December 31, 2015	191,278	299	183,175	91,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,491)	—	(1,248)	(1,369)
Total realized gain (loss) on investments
and capital gains distributions	26,657	56	19,687	7,340
Net unrealized appreciation (depreciation)
of investments	(4,328)	130	12,545	11,957
Net increase (decrease) in net assets resulting from
operations	20,838	186	30,984	17,928
Changes from principal transactions:
Premiums	1,021	624	1,058	344
Death benefits	(2,024)	—	(1,730)	(703)
Surrenders and withdrawals	(21,112)	(12)	(17,934)	(9,326)
Contract charges	(1,700)	—	(1,472)	(744)
Cost of insurance and administrative charges	(26)	—	(25)	(13)
Transfers between Divisions
(including fixed account), net	41,595	42	10,920	11,135
Increase (decrease) in net assets derived from
principal transactions	17,754	654	(9,183)	693
Total increase (decrease) in net assets	38,592	840	21,801	18,621
Net assets at December 31, 2016	$229,870	$1,139	$204,976	$109,739

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A
Net assets at January 1, 2015	$226,662	$—	$489,948	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	819	—	(8,049)	—
Total realized gain (loss) on investments
and capital gains distributions	(1,662)	14	82,327	20
Net unrealized appreciation (depreciation)
of investments	(3,204)	(14)	(79,718)	(27)
Net increase (decrease) in net assets resulting from
operations	(4,047)	—	(5,440)	(7)
Changes from principal transactions:
Premiums	1,782	259	2,268	323
Death benefits	(3,357)	—	(8,975)	—
Surrenders and withdrawals	(24,721)	—	(47,956)	(4)
Contract charges	(1,945)	—	(2,916)	—
Cost of insurance and administrative charges	(37)	—	(133)	—
Transfers between Divisions
(including fixed account), net	39,685	27	1,400	34
Increase (decrease) in net assets derived from
principal transactions	11,407	286	(56,312)	353
Total increase (decrease) in net assets	7,360	286	(61,752)	346
Net assets at December 31, 2015	234,022	286	428,196	346

Increase (decrease) in net assets
Operations:
Net investment income (loss)	264	(4)	(6,962)	(5)
Total realized gain (loss) on investments
and capital gains distributions	68	59	44,868	65
Net unrealized appreciation (depreciation)
of investments	664	(3)	(18,014)	79
Net increase (decrease) in net assets resulting from
operations	996	52	19,892	139
Changes from principal transactions:
Premiums	2,026	430	1,268	546
Death benefits	(3,819)	—	(6,442)	—
Surrenders and withdrawals	(33,402)	(11)	(45,473)	(36)
Contract charges	(2,266)	—	(2,685)	—
Cost of insurance and administrative charges	(46)	—	(114)	—
Transfers between Divisions
(including fixed account), net	24,433	47	(7,415)	143
Increase (decrease) in net assets derived from
principal transactions	(13,074)	466	(60,861)	653
Total increase (decrease) in net assets	(12,078)	518	(40,969)	792
Net assets at December 31, 2016	$221,944	$804	$387,227	$1,138

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Intrinsic Value Fund - Class 2	Wells Fargo VT Omega Growth Fund - Class 2
Net assets at January 1, 2015	$56,360	$1,373	$693	$1,131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(894)	(10)	(7)	(22)
Total realized gain (loss) on investments
and capital gains distributions	7,838	31	115	215
Net unrealized appreciation (depreciation)
of investments	(8,035)	(27)	(122)	(199)
Net increase (decrease) in net assets resulting from
operations	(1,091)	(6)	(14)	(6)
Changes from principal transactions:
Premiums	12	—	(43)	(78)
Death benefits	(624)	—	—	—
Surrenders and withdrawals	(6,651)	(69)	—	—
Contract charges	(349)	(10)	—	—
Cost of insurance and administrative charges	(15)	—	—	—
Transfers between Divisions
(including fixed account), net	(372)	(6)	(2)	—
Increase (decrease) in net assets derived from
principal transactions	(7,999)	(85)	(45)	(78)
Total increase (decrease) in net assets	(9,090)	(91)	(59)	(84)
Net assets at December 31, 2015	47,270	1,282	634	1,047

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(749)	(12)	6	(17)
Total realized gain (loss) on investments
and capital gains distributions	5,349	98	172	83
Net unrealized appreciation (depreciation)
of investments	38	(21)	(179)	(83)
Net increase (decrease) in net assets resulting from
operations	4,638	65	(1)	(17)
Changes from principal transactions:
Premiums	52	2	—	—
Death benefits	(574)	—	(9)	(7)
Surrenders and withdrawals	(5,621)	(174)	(13)	(163)
Contract charges	(314)	(8)	(1)	(8)
Cost of insurance and administrative charges	(13)	—	—	—
Transfers between Divisions
(including fixed account), net	(880)	(15)	(610)	(81)
Increase (decrease) in net assets derived from
principal transactions	(7,350)	(195)	(633)	(259)
Total increase (decrease) in net assets	(2,712)	(130)	(634)	(276)
Net assets at December 31, 2016	$44,558	$1,152	$—	$771
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Wells Fargo VT Small Cap Growth Fund - Class 2	Wells Fargo VT Total Return Bond Fund - Class 2
Net assets at January 1, 2015	$229	$541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(2)
Total realized gain (loss) on investments
and capital gains distributions	41	10
Net unrealized appreciation (depreciation)
of investments	(45)	(15)
Net increase (decrease) in net assets resulting from
operations	(8)	(7)
Changes from principal transactions:
Premiums	—	—
Death benefits	(5)	—
Surrenders and withdrawals	(20)	(127)
Contract charges	(1)	(4)
Cost of insurance and administrative charges	—	—
Transfers between Divisions
(including fixed account), net	(3)	(1)
Increase (decrease) in net assets derived from
principal transactions	(29)	(132)
Total increase (decrease) in net assets	(37)	(139)
Net assets at December 31, 2015	192	402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	—
Total realized gain (loss) on investments
and capital gains distributions	24	9
Net unrealized appreciation (depreciation)
of investments	(9)	—
Net increase (decrease) in net assets resulting from
operations	11	9
Changes from principal transactions:
Premiums	—	—
Death benefits	—	(4)
Surrenders and withdrawals	(14)	(29)
Contract charges	(1)	(1)
Cost of insurance and administrative charges	—	—
Transfers between Divisions
(including fixed account), net	14	(377)
Increase (decrease) in net assets derived from
principal transactions	(1)	(411)
Total increase (decrease) in net assets	10	(402)
Net assets at December 31, 2016	$202	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization
Voya Insurance and Annuity Company Separate Account B (the “Account”) was established by Voya Insurance and Annuity Company (“VIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial. in a series of registered public offerings. ING continues to hold certain warrants to purchase shares of Voya Financial, Inc. common stock.

The Account includes the Potential Plus Indexed Variable Annuity Contract, the Voya Architect® Variable Annuity Contract, the Voya Customized Solutions Focus Contract; the Voya GoldenSelect® Contracts, the Voya Retirement Solutions Rollover Choice Contract, the Voya Simplicity Contract, the Voya SmartDesign Contracts, and the Wells Fargo Voya Contracts, which all cease being available to new contract owners, as well as the Voya Preferred Advantage Variable Annuity Contracts (collectively, the “Contracts”). The ceased contracts were, however, still available to existing contract owners. Voya GoldenSelect Contracts included Access, DVA Plus®, Premium Plus®, ESII® and Landmark®. Voya SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

Voya GoldenSelect® Contracts:
  Acess One® (September 2003)
  Access® (March 2010)
  DVA® and DVA Series 100® (May 2000)
  DVA 80® (May 1991)
  DVA Plus® (January 2004)
  ESII® (March 2010)
  Fund for Life (May 1994)
  Generations® (October 2008)
  Granite PrimElite® (May 2001)
  Landmark® (March 2010)

Voya GoldenSelect® Contracts (continued):
  Opportunities® and Legends® (March 2007)
  Premium Plus® (May 2010)
  Premium Plus® featuring the Galaxy VIP Fund (May 2002)
  Value (June 2003)
ING Simplicity Contracts (August 2007)
Voya SmartDesign Contracts:
  Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING contracts:
  Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the VIAC guaranteed interest division, the VIAC fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

At December 31, 2016, the Account had 192 investment divisions (the “Divisions”), 67 of which invest in independently managed mutual funds and 125 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with assets balances at December 31, 2016 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4
Bond Fund - Class 4
Capital Income Builder Fund - Class 4
Global Growth Fund - Class 4
Growth Fund - Class 4
International Fund - Class 4
New World Fund - Class 4
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III
BlackRock Global Allocation V.I. Fund - Class III
BlackRock High Yield V.I. Fund - Class III
BlackRock iShares Alternative Strategies V.I. Fund - Class III
BlackRock iShares Dynamic Allocation V.I. Fund - Class III
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1
Columbia Small Cap Value Fund, Variable Series - Class 2
Columbia Small Company Growth Fund, Variable Series - Class 1
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1
Deutsche Variable Series I:
Deutsche Core Equity VIP - Class B
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP - Class B
Deutsche High Income VIP - Class B
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class
Eaton Vance VT Large-Cap Value Fund - Initial Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
Fidelity® Variable Insurance Products IV:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2

Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Ivy Funds Variable Insurance Portfolios:
Ivy Funds VIP Asset Strategy
Ivy Funds VIP Balanced
Ivy Funds VIP Energy
Ivy Funds VIP High Income
Ivy Funds VIP International Core Equity
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Science and Technology
Ivy Funds VIP Small Cap Growth
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Service Shares
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer International Growth Fund/VA - Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class
PIMCO Low Duration Portfolio - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
PIMCO Short-Term Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Putnam Variable Trust:
Putnam VT American Government Income Fund - Class 1B
Putnam VT Income Fund - Class 1B
Putnam VT International Equity Fund - Class 1B
Putnam VT International Value Fund - Class 1B
Putnam VT Investors Fund - Class 1B
Putnam VT Small Cap Value Fund - Class 1B
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II
T. Rowe Price Health Sciences Portfolio - II
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Service 2 Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service 2 Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service 2 Class
VY® FMR® Diversified Mid Cap Portfolio - Adviser Class

Voya Investors Trust (continued):
VY® FMR® Diversified Mid Cap Portfolio - Service Class
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
VY® Franklin Income Portfolio - Adviser Class
VY® Franklin Income Portfolio - Service Class
VY® Franklin Income Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Adviser Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service 2 Class
Voya Mutual Funds:
Voya Diversified International Fund - Class R
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Partners, Inc. (continued):
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Adviser Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Adviser Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S

Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Global Equity Portfolio - Class A
Voya Global Equity Portfolio - Class S
Voya Global Equity Portfolio - Class T
Voya Hang Seng Index Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Japan TOPIX® Index Portfolio - Class A
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class A
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class A
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class A
Voya SmallCap Opportunities Portfolio - Class S
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2

The names of certain Divisions were changed during 2016. The following is a summary of current and former names for those Divisions:

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Current Name
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Service 2 Class
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class A
Voya Global Equity Portfolio - Class S
Voya Global Equity Portfolio - Class T

Former Name
Voya Investors Trust:
Voya Liquid Assets Portfolio - Service Class
Voya Liquid Assets Portfolio - Service 2 Class
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class A
Voya Global Value Advantage Portfolio - Class S
Voya Global Value Advantage Portfolio - Class T
During 2016, the following Divisions were closed to contract owners:

Wells Fargo Variable Trust:
Wells Fargo VT Intrinsic Value Fund - Class 2
Wells Fargo VT Total Return Bond Fund - Class 2

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, contract charges, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2016 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2016. The Account had no liabilities as of December 31, 2016.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover VIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.15% of the assets attributable to certain Contracts. For the Voya Preferred Advantage Variable Annuity Contract the Account deducts this charge at annual rates of 0.60% to cover the mortality and expense risks, as specified in the contract. This Contract with contract dates on and after November 21, 2016 the maximum daily asset based administrative fee increased to 1.15% annually. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 9.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional charge of 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
During the year ended December 31, 2016, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to the Voya Investors Trust and Voya Partners, Inc. The Trusts' advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Mutual Funds, Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts' advisory agreements provide for fees at annual rates ranging from 0.16% to 0.83% of the average net assets of each respective Fund.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$83	$—
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	480	19
Bond Fund - Class 4	995	345
Capital Income Builder Fund - Class 4	681	25
Global Growth Fund - Class 4	536	20
Growth Fund - Class 4	1,948	240
International Fund - Class 4	481	163
New World Fund - Class 4	211	81
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	1,408	109
BlackRock Global Allocation V.I. Fund - Class III	18,461	146,377
BlackRock High Yield V.I. Fund - Class III	568	75
BlackRock iShares Alternative Strategies V.I. Fund - Class III	65	2
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	3	16
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1	11	7
Columbia Small Cap Value Fund, Variable Series - Class 2	9,738	20,937
Columbia Small Company Growth Fund, Variable Series - Class 1	6	1
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	2	10
Deutsche Variable Series I:
Deutsche Core Equity VIP - Class B	65	1
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP - Class B	44	—
Deutsche High Income VIP - Class B	47	14
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,311	299
Eaton Vance VT Large-Cap Value Fund - Initial Class	127	42
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,024	171
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	22	—
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	100	—
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	78	12
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	15	—
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,601	1,439

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Templeton Variable Insurance Products Trust:
Franklin Strategic Income VIP Fund - Class 2	$745	$33
Templeton Global Bond VIP Fund - Class 2	1,369	282
Ivy Funds Variable Insurance Portfolios:
Ivy Funds VIP Asset Strategy	240	36
Ivy Funds VIP Balanced	66	—
Ivy Funds VIP Energy	291	96
Ivy Funds VIP High Income	732	76
Ivy Funds VIP International Core Equity	18	—
Ivy Funds VIP Mid Cap Growth	263	64
Ivy Funds VIP Science and Technology	537	139
Ivy Funds VIP Small Cap Growth	84	9
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares	895	251
Janus Aspen Series Enterprise Portfolio - Institutional Shares	249	63
Janus Aspen Series Flexible Bond Portfolio - Service Shares	1,393	227
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	28	—
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	1	26
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	43	1
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	29	—
Oppenheimer International Growth Fund/VA - Service Shares	572	19
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	96	406
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	80	—
PIMCO Low Duration Portfolio - Administrative Class	682	156
PIMCO Real Return Portfolio - Administrative Class	565	841
PIMCO Short-Term Portfolio - Administrative Class	2,593	1,167
PIMCO Total Return Portfolio - Administrative Class	1,857	1,428
ProFunds:
ProFund VP Bull	198	1,518
ProFund VP Europe 30	131	592
ProFund VP Rising Rates Opportunity	218	487
Putnam Variable Trust:
Putnam VT American Government Income Fund - Class 1B	735	130
Putnam VT Income Fund - Class 1B	558	18
Putnam VT International Equity Fund - Class 1B	4	—
Putnam VT International Value Fund - Class 1B	8	—
Putnam VT Investors Fund - Class 1B	128	34
Putnam VT Small Cap Value Fund - Class 1B	59	18
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	1,664	213

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
T. Rowe Price Equity Series, Inc. (continued):
T. Rowe Price Health Sciences Portfolio - II	$1,366	$290
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	252	64
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	55	476
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	2,770	428
Voya Intermediate Bond Portfolio - Class S	180,212	491,611
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	8,384	28,924
Voya Government Liquid Assets Portfolio - Service Class	145,422	201,633
Voya Government Liquid Assets Portfolio - Service 2 Class	11,888	11,747
Voya High Yield Portfolio - Adviser Class	365	5
Voya High Yield Portfolio - Service Class	53,100	70,890
Voya Large Cap Growth Portfolio - Adviser Class	246,759	298,932
Voya Large Cap Growth Portfolio - Institutional Class	10	2
Voya Large Cap Growth Portfolio - Service Class	199,580	270,100
Voya Large Cap Growth Portfolio - Service 2 Class	2,159	2,685
Voya Large Cap Value Portfolio - Adviser Class	198	18
Voya Large Cap Value Portfolio - Service Class	49,914	174,988
Voya Limited Maturity Bond Portfolio - Service Class	894	5,396
Voya Multi-Manager Large Cap Core Portfolio - Service Class	9,313	14,636
Voya Retirement Conservative Portfolio - Adviser Class	86,276	72,112
Voya Retirement Growth Portfolio - Adviser Class	241,762	551,741
Voya Retirement Moderate Growth Portfolio - Adviser Class	240,671	387,665
Voya Retirement Moderate Portfolio - Adviser Class	86,259	195,320
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	363	79
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	23,412	41,262
VY® Clarion Global Real Estate Portfolio - Adviser Class	523	33
VY® Clarion Global Real Estate Portfolio - Service Class	1,231	15,530
VY® Clarion Global Real Estate Portfolio - Service 2 Class	16	239
VY® Clarion Real Estate Portfolio - Adviser Class	604	100
VY® Clarion Real Estate Portfolio - Service Class	3,631	41,188
VY® Clarion Real Estate Portfolio - Service 2 Class	339	3,217
VY® FMR® Diversified Mid Cap Portfolio - Adviser Class	195	30
VY® FMR® Diversified Mid Cap Portfolio - Service Class	44,580	89,383
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class	2,327	5,331
VY® Franklin Income Portfolio - Adviser Class	230	55
VY® Franklin Income Portfolio - Service Class	35,448	69,148
VY® Franklin Income Portfolio - Service 2 Class	798	1,474
VY® Invesco Growth and Income Portfolio - Adviser Class	230	43
VY® Invesco Growth and Income Portfolio - Service Class	74,547	56,544
VY® Invesco Growth and Income Portfolio - Service 2 Class	5,085	7,455
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	221	2

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	$16,945	$57,667
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	139	2,969
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	258	37
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	34,770	52,023
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	2,496	5,580
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	1,051	93
VY® Morgan Stanley Global Franchise Portfolio - Service Class	46,385	52,599
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	4,867	8,580
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	15,133	866
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	302,752	303,524
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	7,973	14,107
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	331	103
VY® T. Rowe Price Equity Income Portfolio - Service Class	95,352	91,605
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	2,854	3,643
VY® T. Rowe Price International Stock Portfolio - Adviser Class	103	—
VY® T. Rowe Price International Stock Portfolio - Service Class	10,971	25,797
VY® Templeton Global Growth Portfolio - Service Class	64,628	35,986
VY® Templeton Global Growth Portfolio - Service 2 Class	1,163	776
Voya Mutual Funds:
Voya Diversified International Fund - Class R	—	7
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	175	20
Voya Global Bond Portfolio - Service Class	344	798
Voya Solution 2025 Portfolio - Adviser Class	336	10
Voya Solution 2025 Portfolio - Service Class	1,789	2,305
Voya Solution 2035 Portfolio - Adviser Class	32	7
Voya Solution 2035 Portfolio - Service Class	905	851
Voya Solution 2045 Portfolio - Adviser Class	13	—
Voya Solution 2045 Portfolio - Service Class	99	107
Voya Solution 2055 Portfolio - Adviser Class	—	—
Voya Solution Income Portfolio - Adviser Class	505	82
Voya Solution Income Portfolio - Service Class	809	1,930
Voya Solution Moderately Aggressive Portfolio - Service Class	19,227	97,537
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	573	52
VY® American Century Small-Mid Cap Value Portfolio - Service Class	780	228
VY® Baron Growth Portfolio - Adviser Class	356	79
VY® Baron Growth Portfolio - Service Class	40,552	71,395
VY® Columbia Contrarian Core Portfolio - Adviser Class	579	71
VY® Columbia Contrarian Core Portfolio - Service Class	42,815	43,842
VY® Columbia Small Cap Value II Portfolio - Adviser Class	252	41
VY® Columbia Small Cap Value II Portfolio - Service Class	4,672	19,462
VY® Invesco Comstock Portfolio - Service Class	9,269	42,591
VY® Invesco Equity and Income Portfolio - Adviser Class	515	41
VY® Invesco Equity and Income Portfolio - Initial Class	73	155

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Invesco Equity and Income Portfolio - Service Class	$36,634	$120,395
VY® Invesco Equity and Income Portfolio - Service 2 Class	32,050	58,867
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	630	99
VY® JPMorgan Mid Cap Value Portfolio - Service Class	14,261	31,800
VY® Oppenheimer Global Portfolio - Adviser Class	305	512
VY® Oppenheimer Global Portfolio - Initial Class	293	474
VY® Oppenheimer Global Portfolio - Service Class	12,319	41,260
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,290	990
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	1,080	76
VY® T. Rowe Price Growth Equity Portfolio - Service Class	55,410	92,535
VY® Templeton Foreign Equity Portfolio - Adviser Class	101	30
VY® Templeton Foreign Equity Portfolio - Service Class	20,996	82,197
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	60	236
Voya Strategic Allocation Growth Portfolio - Class S	20	27
Voya Strategic Allocation Moderate Portfolio - Class S	27	47
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	97,603	165,674
Voya Growth and Income Portfolio - Class I	71	95
Voya Growth and Income Portfolio - Class S	53,501	99,735
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	2,971	11,892
Voya FTSE 100® Index Portfolio - Class A	1,156	2,087
Voya Global Equity Portfolio - Class A	14	5
Voya Global Equity Portfolio - Class S	12,834	89,030
Voya Global Equity Portfolio - Class T	5,943	18,920
Voya Hang Seng Index Portfolio - Class S	3,236	7,399
Voya Index Plus LargeCap Portfolio - Class S	2,646	16,015
Voya Index Plus MidCap Portfolio - Class S	9,755	13,258
Voya Index Plus SmallCap Portfolio - Class S	2,575	11,362
Voya International Index Portfolio - Class A	24,737	113,647
Voya International Index Portfolio - Class S	1,109	6,514
Voya Japan TOPIX® Index Portfolio - Class A	3,598	14,573
Voya Russell™ Large Cap Growth Index Portfolio - Class S	53,029	75,029
Voya Russell™ Large Cap Index Portfolio - Class S	39,511	65,857
Voya Russell™ Large Cap Value Index Portfolio - Class I	2	20
Voya Russell™ Large Cap Value Index Portfolio - Class S	33,376	54,927
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	23,507	49,071
Voya Russell™ Mid Cap Index Portfolio - Class A	1,275	91
Voya Russell™ Mid Cap Index Portfolio - Class S	76,536	36,356
Voya Russell™ Small Cap Index Portfolio - Class A	746	34
Voya Russell™ Small Cap Index Portfolio - Class S	49,232	39,304
Voya Small Company Portfolio - Class S	27,755	20,287
Voya U.S. Bond Index Portfolio - Class S	66,131	78,576

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	$602	$65
Voya MidCap Opportunities Portfolio - Class S	52,612	74,140
Voya SmallCap Opportunities Portfolio - Class A	793	69
Voya SmallCap Opportunities Portfolio - Class S	4,279	8,293
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	43	217
Wells Fargo VT Intrinsic Value Fund - Class 2	229	638
Wells Fargo VT Omega Growth Fund - Class 2	50	278
Wells Fargo VT Small Cap Growth Fund - Class 2	32	18
Wells Fargo VT Total Return Bond Fund - Class 2	2	413

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding for the years ended December 31, 2016 and 2015 are shown in the following table.

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	8,064	1	8,063	828	77	751
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	44,973	1,759	43,214	—	—	—
Bond Fund - Class 4	87,478	24,841	62,637	52,144	1,454	50,690
Capital Income Builder Fund - Class 4	67,388	1,891	65,497	25,304	299	25,005
Global Growth Fund - Class 4	51,833	2,212	49,621	42,898	11,447	31,451
Growth Fund - Class 4	171,461	13,553	157,908	74,954	3,323	71,631
International Fund - Class 4	51,000	18,007	32,993	31,648	101	31,547
New World Fund - Class 4	21,886	8,403	13,483	29,434	349	29,085
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	133,209	13,115	120,094	39,826	2,198	37,628
BlackRock Global Allocation V.I. Fund - Class III	2,943,912	13,676,394	(10,732,482)	4,976,251	18,294,326	(13,318,075)
BlackRock High Yield V.I. Fund - Class III	52,869	5,645	47,224	12,527	77	12,450
BlackRock iShares Alternative Strategies V.I. Fund - Class III	6,141	90	6,051	846	—	846
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	255	1,585	(1,330)	2,250	143	2,107
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1	—	94	(94)	13	1,065	(1,052)
Columbia Small Cap Value Fund, Variable Series - Class 2	14,417	707,499	(693,082)	59,038	752,414	(693,376)
Columbia Small Company Growth Fund, Variable Series - Class 1	—	37	(37)	—	40	(40)
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	119	(119)	537	2,237	(1,700)
Deutsche Variable Series I:
Deutsche Core Equity VIP - Class B	6,010	—	6,010	—	—	—
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP - Class B	4,526	32	4,494	268	—	268
Deutsche High Income VIP - Class B	4,957	1,874	3,083	3,931	—	3,931

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	130,579	36,866	93,713	210,766	60,932	149,834
Eaton Vance VT Large-Cap Value Fund - Initial Class	12,276	3,374	8,902	9,664	185	9,479
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	92,054	11,617	80,437	50,947	567	50,380
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	2,237	—	2,237	—	—	—
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	9,734	—	9,734	—	—	—
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	6,420	12	6,408	—	—	—
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	1,458	—	1,458	—	—	—
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	6,962	48,351	(41,389)	19,519	84,568	(65,049)
Franklin Strategic Income VIP Fund - Class 2	73,540	3,372	70,168	28,075	860	27,215
Templeton Global Bond VIP Fund - Class 2	143,132	26,423	116,709	78,119	1,877	76,242
Ivy Funds Variable Insurance Portfolios:
Ivy Funds VIP Asset Strategy	28,276	4,338	23,938	45,527	13,838	31,689
Ivy Funds VIP Balanced	6,447	27	6,420	—	—	—
Ivy Funds VIP Energy	35,093	13,464	21,629	15,958	85	15,873
Ivy Funds VIP High Income	71,895	8,623	63,272	27,463	2,327	25,136
Ivy Funds VIP International Core Equity	1,752	—	1,752	—	—	—
Ivy Funds VIP Mid Cap Growth	26,465	6,813	19,652	34,195	306	33,889
Ivy Funds VIP Science and Technology	65,709	19,406	46,303	32,665	305	32,360
Ivy Funds VIP Small Cap Growth	8,884	1,056	7,828	2,084	71	2,013
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Service Shares	82,148	17,865	64,283	61,328	8,709	52,619
Janus Aspen Series Enterprise Portfolio - Institutional Shares	25,456	7,998	17,458	—	—	—
Janus Aspen Series Flexible Bond Portfolio - Service Shares	128,676	15,712	112,964	47,108	867	46,241
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	2,819	35	2,784	—	—	—
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	—	916	(916)	—	403	(403)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	4,103	159	3,944	—	—	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	2,761	23	2,738	—	—	—
Oppenheimer International Growth Fund/VA - Service Shares	57,458	736	56,722	23,672	156	23,516
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	785	12,322	(11,537)	7,145	9,763	(2,618)
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	8,078	—	8,078	151	75	76
PIMCO Low Duration Portfolio - Administrative Class	65,321	13,026	52,295	41,563	226	41,337
PIMCO Real Return Portfolio - Administrative Class	34,977	60,257	(25,280)	6,810	112,027	(105,217)
PIMCO Short-Term Portfolio - Administrative Class	277,414	139,776	137,638	131,468	22,617	108,851
PIMCO Total Return Portfolio - Administrative Class	213,744	175,811	37,933	308,327	58,920	249,407
ProFunds:
ProFund VP Bull	6,041	112,170	(106,129)	744	79,380	(78,636)
ProFund VP Europe 30	2,298	57,987	(55,689)	6,618	59,156	(52,538)
ProFund VP Rising Rates Opportunity	132,327	243,121	(110,794)	59,069	311,668	(252,599)
Putnam Variable Trust:
Putnam VT American Government Income Fund - Class 1B	69,082	7,865	61,217	12,678	296	12,382
Putnam VT Income Fund - Class 1B	55,153	1,777	53,376	33,478	91	33,387
Putnam VT International Equity Fund - Class 1B	472	10	462	—	—	—
Putnam VT International Value Fund - Class 1B	790	—	790	—	—	—
Putnam VT Investors Fund - Class 1B	12,152	3,117	9,035	—	—	—
Putnam VT Small Cap Value Fund - Class 1B	4,935	1,895	3,040	8,397	74	8,323
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	168,889	15,528	153,361	64,991	10,588	54,403
T. Rowe Price Health Sciences Portfolio - II	171,540	47,192	124,348	125,123	9,144	115,979
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	32,656	13,230	19,426	5,478	133	5,345
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	1,412	31,771	(30,359)	4,763	45,957	(41,194)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	282,905	58,867	224,038	92,206	4,244	87,962

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Intermediate Bond Portfolio (continued):
Voya Intermediate Bond Portfolio - Class S	21,482,269	44,360,909	(22,878,640)	25,364,926	49,839,934	(24,475,008)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	847,013	2,929,566	(2,082,553)	1,159,448	4,365,878	(3,206,430)
Voya Government Liquid Assets Portfolio - Service Class	22,120,840	25,710,714	(3,589,874)	27,366,328	30,539,470	(3,173,142)
Voya Government Liquid Assets Portfolio - Service 2 Class	1,349,071	1,330,527	18,544	986,469	734,165	252,304
Voya High Yield Portfolio - Adviser Class	34,328	327	34,001	2,872	373	2,499
Voya High Yield Portfolio - Service Class	3,565,569	5,520,022	(1,954,453)	4,126,478	8,307,969	(4,181,491)
Voya Large Cap Growth Portfolio - Adviser Class	3,493,295	20,596,385	(17,103,090)	5,223,571	23,344,992	(18,121,421)
Voya Large Cap Growth Portfolio - Institutional Class	—	134	(134)	—	1,136	(1,136)
Voya Large Cap Growth Portfolio - Service Class	372,811	10,744,446	(10,371,635)	444,664	12,949,481	(12,504,817)
Voya Large Cap Growth Portfolio - Service 2 Class	2,163	103,957	(101,794)	452	115,107	(114,655)
Voya Large Cap Value Portfolio - Adviser Class	18,643	1,091	17,552	16,397	5,539	10,858
Voya Large Cap Value Portfolio - Service Class	1,801,762	12,261,437	(10,459,675)	14,236,923	13,976,563	260,360
Voya Limited Maturity Bond Portfolio - Service Class	10,526	234,679	(224,153)	19,772	321,503	(301,731)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	537,062	985,809	(448,747)	1,282,105	1,534,830	(252,725)
Voya Retirement Conservative Portfolio - Adviser Class	10,464,437	9,863,993	600,444	7,492,576	10,567,645	(3,075,069)
Voya Retirement Growth Portfolio - Adviser Class	3,150,394	40,718,310	(37,567,916)	4,993,053	42,451,684	(37,458,631)
Voya Retirement Moderate Growth Portfolio - Adviser Class	3,197,025	29,161,284	(25,964,259)	7,718,421	30,371,665	(22,653,244)
Voya Retirement Moderate Portfolio - Adviser Class	3,277,970	16,589,488	(13,311,518)	4,720,426	18,652,773	(13,932,347)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	35,344	6,397	28,947	22,609	103	22,506
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	3,706,139	5,007,850	(1,301,711)	2,869,002	5,597,130	(2,728,128)
VY® Clarion Global Real Estate Portfolio - Adviser Class	54,841	4,311	50,530	15,710	241	15,469
VY® Clarion Global Real Estate Portfolio - Service Class	56,084	1,061,949	(1,005,865)	201,237	1,308,878	(1,107,641)
VY® Clarion Global Real Estate Portfolio - Service 2 Class	456	16,588	(16,132)	823	19,241	(18,418)
VY® Clarion Real Estate Portfolio - Adviser Class	60,538	10,470	50,068	9,419	861	8,558
VY® Clarion Real Estate Portfolio - Service Class	13,787	430,969	(417,182)	40,842	488,544	(447,702)
VY® Clarion Real Estate Portfolio - Service 2 Class	4,727	95,497	(90,770)	10,466	95,955	(85,489)
VY® FMR® Diversified Mid Cap Portfolio - Adviser Class	18,895	2,269	16,626	4,692	76	4,616
VY® FMR® Diversified Mid Cap Portfolio - Service Class	461,167	4,025,441	(3,564,274)	931,131	4,333,914	(3,402,783)
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class	6,948	186,720	(179,772)	16,898	170,093	(153,195)
VY® Franklin Income Portfolio - Adviser Class	20,572	4,737	15,835	28,808	140	28,668

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Franklin Income Portfolio - Service Class	2,585,982	6,398,697	(3,812,715)	2,255,146	9,026,408	(6,771,262)
VY® Franklin Income Portfolio - Service 2 Class	35,207	110,266	(75,059)	28,142	209,155	(181,013)
VY® Invesco Growth and Income Portfolio - Adviser Class	19,101	2,638	16,463	20,485	6,279	14,206
VY® Invesco Growth and Income Portfolio - Service Class	1,516,511	1,748,830	(232,319)	647,586	1,912,272	(1,264,686)
VY® Invesco Growth and Income Portfolio - Service 2 Class	17,815	310,416	(292,601)	28,775	258,239	(229,464)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	24,626	101	24,525	7,110	79	7,031
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,961,842	4,188,568	(2,226,726)	2,175,031	4,659,271	(2,484,240)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	1,202	111,595	(110,393)	19,506	115,308	(95,802)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	24,775	4,135	20,640	26,521	8,177	18,344
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	1,209,235	2,713,016	(1,503,781)	2,170,473	2,856,810	(686,337)
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	424	187,749	(187,325)	13,446	167,015	(153,569)
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	96,875	12,488	84,387	10,791	482	10,309
VY® Morgan Stanley Global Franchise Portfolio - Service Class	1,848,881	2,979,554	(1,130,673)	1,549,742	2,788,994	(1,239,252)
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	29,890	307,121	(277,231)	41,291	294,666	(253,375)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	1,363,184	119,985	1,243,199	614,774	34,882	579,892
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,094,387	8,666,243	(3,571,856)	5,786,670	8,996,175	(3,209,505)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	72,753	517,125	(444,372)	79,751	482,587	(402,836)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	26,338	6,119	20,219	13,990	109	13,881
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,783,708	3,095,820	(1,312,112)	920,580	3,155,703	(2,235,123)
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	24,505	167,656	(143,151)	22,699	140,581	(117,882)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	11,197	2	11,195	2,598	75	2,523
VY® T. Rowe Price International Stock Portfolio - Service Class	1,208,686	2,253,865	(1,045,179)	3,754,918	4,247,903	(492,985)
VY® Templeton Global Growth Portfolio - Service Class	319,282	1,541,280	(1,221,998)	383,168	1,600,014	(1,216,846)
VY® Templeton Global Growth Portfolio - Service 2 Class	2,918	40,844	(37,926)	4,279	70,641	(66,362)
Voya Mutual Funds:
Voya Diversified International Fund - Class R	—	679	(679)	—	261	(261)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	16,852	1,899	14,953	5,205	123	5,082
Voya Global Bond Portfolio - Service Class	20,809	55,513	(34,704)	5,664	89,097	(83,433)
Voya Solution 2025 Portfolio - Adviser Class	32,025	830	31,195	4,243	107	4,136
Voya Solution 2025 Portfolio - Service Class	12,975	141,090	(128,115)	7,328	116,267	(108,939)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Solution 2035 Portfolio - Adviser Class	2,204	3	2,201	2,648	523	2,125
Voya Solution 2035 Portfolio - Service Class	3,313	49,353	(46,040)	21,607	85,571	(63,964)
Voya Solution 2045 Portfolio - Adviser Class	1,133	2	1,131	1,923	526	1,397
Voya Solution 2045 Portfolio - Service Class	367	6,180	(5,813)	516	1,280	(764)
Voya Solution 2055 Portfolio - Adviser Class	—	—	—	76	—	76
Voya Solution Income Portfolio - Adviser Class	50,071	8,000	42,071	23,954	89	23,865
Voya Solution Income Portfolio - Service Class	34,898	129,120	(94,222)	940,845	115,468	825,377
Voya Solution Moderately Aggressive Portfolio - Service Class	868,174	9,774,322	(8,906,148)	78,813,250	5,942,012	72,871,238
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	51,534	4,858	46,676	10,809	130	10,679
VY® American Century Small-Mid Cap Value Portfolio - Service Class	17,693	7,484	10,209	3,670	12,344	(8,674)
VY® Baron Growth Portfolio - Adviser Class	33,634	7,759	25,875	29,397	191	29,206
VY® Baron Growth Portfolio - Service Class	854,944	3,953,328	(3,098,384)	1,804,943	4,718,519	(2,913,576)
VY® Columbia Contrarian Core Portfolio - Adviser Class	45,076	5,183	39,893	63,873	140	63,733
VY® Columbia Contrarian Core Portfolio - Service Class	1,601,488	3,491,375	(1,889,887)	1,938,877	3,760,598	(1,821,721)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	25,229	3,746	21,483	18,549	75	18,474
VY® Columbia Small Cap Value II Portfolio - Service Class	29,358	1,193,203	(1,163,845)	111,200	1,303,642	(1,192,442)
VY® Invesco Comstock Portfolio - Service Class	776,523	2,796,897	(2,020,374)	1,109,458	3,574,336	(2,464,878)
VY® Invesco Equity and Income Portfolio - Adviser Class	49,131	3,952	45,179	13,015	331	12,684
VY® Invesco Equity and Income Portfolio - Initial Class	4	7,443	(7,439)	62	22,150	(22,088)
VY® Invesco Equity and Income Portfolio - Service Class	193,066	6,729,316	(6,536,250)	422,153	8,013,807	(7,591,654)
VY® Invesco Equity and Income Portfolio - Service 2 Class	2,231,546	6,480,131	(4,248,585)	3,110,946	8,543,252	(5,432,306)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	58,850	9,342	49,508	34,742	9,141	25,601
VY® JPMorgan Mid Cap Value Portfolio - Service Class	27,961	1,442,777	(1,414,816)	95,149	1,727,877	(1,632,728)
VY® Oppenheimer Global Portfolio - Adviser Class	29,882	57,103	(27,221)	81,432	86	81,346
VY® Oppenheimer Global Portfolio - Initial Class	950	23,255	(22,305)	458	27,569	(27,111)
VY® Oppenheimer Global Portfolio - Service Class	347,216	2,462,323	(2,115,107)	3,240,631	2,509,500	731,131
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	13,083	34,487	(21,404)	22,463	32,708	(10,245)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	93,135	9,236	83,899	105,982	130	105,852
VY® T. Rowe Price Growth Equity Portfolio - Service Class	3,365,635	7,360,374	(3,994,739)	9,333,275	6,592,833	2,740,442
VY® Templeton Foreign Equity Portfolio - Adviser Class	11,766	3,946	7,820	7,313	74	7,239
VY® Templeton Foreign Equity Portfolio - Service Class	1,722,895	8,347,883	(6,624,988)	2,899,807	7,987,759	(5,087,952)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	—	11,623	(11,623)	26,830	16,284	10,546
Voya Strategic Allocation Growth Portfolio - Class S	135	952	(817)	6,095	2,299	3,796
Voya Strategic Allocation Moderate Portfolio - Class S	102	1,889	(1,787)	961	4,022	(3,061)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,555,112	11,498,623	(9,943,511)	2,121,730	12,393,279	(10,271,549)
Voya Growth and Income Portfolio - Class I	58	6,709	(6,651)	1,197	8,545	(7,348)
Voya Growth and Income Portfolio - Class S	216,725	7,004,026	(6,787,301)	389,192	7,668,447	(7,279,255)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	473,595	1,574,379	(1,100,784)	2,245,092	1,640,930	604,162
Voya FTSE 100® Index Portfolio - Class A	97,568	214,078	(116,510)	216,459	170,923	45,536
Voya Global Equity Portfolio - Class A	1,748	715	1,033	845	377	468
Voya Global Equity Portfolio - Class S	344,712	8,843,416	(8,498,704)	44,879,282	8,344,484	36,534,798
Voya Global Equity Portfolio - Class T	1,187,007	2,714,586	(1,527,579)	8,542,688	2,749,503	5,793,185
Voya Hang Seng Index Portfolio - Class S	234,602	644,264	(409,662)	1,124,601	1,244,971	(120,370)
Voya Index Plus LargeCap Portfolio - Class S	77,694	922,571	(844,877)	71,399	1,258,336	(1,186,937)
Voya Index Plus MidCap Portfolio - Class S	31,173	583,634	(552,461)	58,756	836,789	(778,033)
Voya Index Plus SmallCap Portfolio - Class S	29,460	540,985	(511,525)	63,579	700,196	(636,617)
Voya International Index Portfolio - Class A	2,820,450	13,375,889	(10,555,439)	5,680,523	15,241,104	(9,560,581)
Voya International Index Portfolio - Class S	55,718	747,579	(691,861)	50,929	981,041	(930,112)
Voya Japan TOPIX® Index Portfolio - Class A	327,421	1,331,697	(1,004,276)	2,179,090	1,187,983	991,107
Voya Russell™ Large Cap Growth Index Portfolio - Class S	3,369,963	4,186,455	(816,492)	3,568,071	3,781,282	(213,211)
Voya Russell™ Large Cap Index Portfolio - Class S	5,106,752	6,834,013	(1,727,261)	6,569,882	9,366,125	(2,796,243)
Voya Russell™ Large Cap Value Index Portfolio - Class I	—	1,854	(1,854)	8,722	139	8,583
Voya Russell™ Large Cap Value Index Portfolio - Class S	2,704,258	3,970,220	(1,265,962)	10,544,649	2,673,342	7,871,307
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,591,017	2,545,012	(953,995)	3,215,662	3,581,986	(366,324)
Voya Russell™ Mid Cap Index Portfolio - Class A	127,371	12,759	114,612	50,010	91	49,919
Voya Russell™ Mid Cap Index Portfolio - Class S	5,118,104	4,111,318	1,006,786	4,231,319	5,776,242	(1,544,923)
Voya Russell™ Small Cap Index Portfolio - Class A	77,636	5,987	71,649	32,974	18	32,956
Voya Russell™ Small Cap Index Portfolio - Class S	3,129,324	3,806,716	(677,392)	3,819,098	4,441,618	(622,520)
Voya Small Company Portfolio - Class S	1,693,499	1,761,437	(67,938)	1,970,079	1,983,976	(13,897)
Voya U.S. Bond Index Portfolio - Class S	9,387,160	10,492,529	(1,105,369)	9,712,743	8,709,473	1,003,270

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	57,249	7,216	50,033	30,459	139	30,320
Voya MidCap Opportunities Portfolio - Class S	1,303,210	4,791,613	(3,488,403)	1,905,352	5,042,493	(3,137,141)
Voya SmallCap Opportunities Portfolio - Class A	78,959	6,719	72,240	38,058	711	37,347
Voya SmallCap Opportunities Portfolio - Class S	65,024	557,831	(492,807)	53,483	575,781	(522,298)
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	131	10,294	(10,163)	—	4,496	(4,496)
Wells Fargo VT Intrinsic Value Fund - Class 2	—	37,354	(37,354)	65	2,567	(2,502)
Wells Fargo VT Omega Growth Fund - Class 2	109	13,943	(13,834)	25	4,063	(4,038)
Wells Fargo VT Small Cap Growth Fund - Class 2	615	682	(67)	55	1,137	(1,082)
Wells Fargo VT Total Return Bond Fund - Class 2	—	28,837	(28,837)	252	9,713	(9,461)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2016		9		$10.28		$91	0.13%		0.60%		10.90%
2015	7/7/2015	1		$9.27		$7	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Blue Chip Income & Growth Fund - Class 4
2016	6/15/2016	43	$10.40	to	$10.94	$472	(e)	0.60%	to	1.15%	(e)
2015		(e)		(e)		(e)	(e)		(e)		(e)
2014		(e)		(e)		(e)	(e)		(e)		(e)
2013		(e)		(e)		(e)	(e)		(e)		(e)
2012		(e)		(e)		(e)	(e)		(e)		(e)
Bond Fund - Class 4
2016		113		$10.02		$1,135	1.93%		0.60%		2.24%
2015	7/7/2015	51		$9.80		$497	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Capital Income Builder Fund - Class 4
2016		91	$9.82	to	$10.15	$889	3.30%	0.60%	to	1.15%	3.15%
2015	7/7/2015	25		$9.52		$238	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Global Growth Fund - Class 4
2016		81		$9.80		$795	0.88%		0.60%		-0.20%
2015	7/7/2015	31		$9.82		$309	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Growth Fund - Class 4
2016		230	$10.25	to	$10.87	$2,495	0.75%	0.60%	to	1.15%	8.48%
2015	7/7/2015	72		$10.02		$717	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
International Fund - Class 4
2016		65	$9.13	to	$9.80	$590	1.62%	0.60%	to	1.15%	2.58%
2015	7/7/2015	32		$8.90		$281	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
New World Fund - Class 4
2016		43		$9.79		$417	0.74%		0.60%		4.37%
2015	7/7/2015	29		$9.38		$273	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
BlackRock Equity Dividend V.I. Fund - Class III
2016		158	$10.52	to	$11.31	$1,782	1.74%	0.60%	to	1.15%	15.29%
2015	7/7/2015	38		$9.81		$369	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2016		61,765	$9.84	to	$12.52	$723,193	1.14%	0.60%	to	2.35%	1.37%	to	3.14%
2015		72,500	$9.54	to	$12.18	$832,160	0.99%	0.60%	to	2.35%	-3.37%	to	-1.93%
2014		85,829	$11.29	to	$12.42	$1,011,854	2.16%	0.95%	to	2.35%	-0.44%	to	0.98%
2013		93,742	$11.34	to	$12.30	$1,103,143	1.07%	0.95%	to	2.35%	11.72%	to	13.30%
2012		94,889	$10.15	to	$10.86	$993,413	1.40%	0.95%	to	2.35%	7.41%	to	8.93%
BlackRock High Yield V.I. Fund - Class III
2016		60	$10.24	to	$10.60	$633	4.86%	0.60%	to	1.15%		12.17%
2015	7/7/2015	12		$9.45		$118	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
BlackRock iShares Alternative Strategies V.I. Fund - Class III
2016		7		$10.12		$70	4.63%		0.60%			5.64%
2015	7/7/2015	1		$9.58		$8	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
BlackRock iShares Dynamic Allocation V.I. Fund - Class III
2016		1		$9.85		$8	1.07%		0.60%			5.57%
2015	7/7/2015	2		$9.33		$20	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Columbia Asset Allocation Fund, Variable Series - Class 1
2016		14	$21.12	to	$22.33	$319	2.24%	1.40%	to	1.80%	3.43%	to	3.86%
2015		15	$20.42	to	$21.50	$309	2.18%	1.40%	to	1.80%	-0.73%	to	-0.32%
2014		16	$20.57	to	$21.57	$333	2.47%	1.40%	to	1.80%	8.09%	to	8.50%
2013		16	$19.03	to	$19.88	$315	2.50%	1.40%	to	1.80%	16.04%	to	16.53%
2012		19	$16.40	to	$17.06	$325	2.32%	1.40%	to	1.80%	10.96%	to	11.43%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Small Cap Value Fund, Variable Series - Class 2
2016		3,173	$19.31	to	$36.06	$102,536	0.37%	0.95%	to	2.35%	29.60%	to	31.48%
2015		3,866	$14.90	to	$27.51	$96,069	0.56%	0.95%	to	2.35%	-8.53%	to	-7.23%
2014		4,560	$16.29	to	$29.73	$123,452	0.46%	0.95%	to	2.35%	0.68%	to	2.10%
2013		5,503	$16.18	to	$29.22	$147,852	1.00%	0.95%	to	2.35%	30.91%	to	32.79%
2012		6,310	$12.36	to	$22.07	$128,867	0.29%	0.95%	to	2.35%	8.61%	to	10.19%
Columbia Small Company Growth Fund, Variable Series - Class 1
2016		1		$28.85		$31	—		1.40%			11.18%
2015		1		$25.95		$29	—		1.40%			2.37%
2014		1		$25.35		$29	—		1.40%			-5.97%
2013		1		$26.96		$32	(f)		1.40%			(f)
2012		1		$19.18		$13	—		1.55%			10.29%
Columbia VP Large Cap Growth Fund - Class 1
2016		31	$11.73	to	$12.04	$370	—	1.45%	to	1.90%	-0.68%	to	-0.25%
2015		31	$11.81	to	$12.07	$373	—	1.45%	to	1.90%	7.07%	to	7.58%
2014		33	$11.03	to	$11.22	$366	—	1.45%	to	1.90%	11.98%	to	12.54%
2013		34	$9.85	to	$9.99	$336	—	1.40%	to	1.90%	27.92%	to	28.74%
2012		39	$7.70	to	$7.76	$299	—	1.40%	to	1.90%	18.07%	to	18.65%
Deutsche Core Equity VIP - Class B
2016	8/15/2016	6		$11.22		$67	(e)		0.60%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Deutsche Alternative Asset Allocation VIP - Class B
2016		5		$9.67		$46	0.27%		0.60%			4.43%
2015	7/7/2015	—		$9.26		$2	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
Deutsche High Income VIP - Class B
2016		7	$10.48	$74	4.63%	0.60%	11.97%
2015	7/7/2015	4	$9.36	$37	(d)	0.60%	(d)
2014		(d)	(d)	(d)	(d)	(d)	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2016		244	$10.51	$2,561	3.11%	0.60%	8.24%
2015	7/7/2015	150	$9.71	$1,455	(d)	0.60%	(d)
2014		(d)	(d)	(d)	(d)	(d)	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
Eaton Vance VT Large-Cap Value Fund - Initial Class
2016		18	$10.39	$191	—	0.60%	8.46%
2015	7/7/2015	9	$9.58	$91	(d)	0.60%	(d)
2014		(d)	(d)	(d)	(d)	(d)	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2016		131	$10.37	$1,356	5.03%	0.60%	7.35%
2015	7/7/2015	50	$9.66	$486	(d)	0.60%	(d)
2014		(d)	(d)	(d)	(d)	(d)	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
2016	5/2/2016	2	$11.60	$26	(e)	0.60%	(e)
2015		(e)	(e)	(e)	(e)	(e)	(e)
2014		(e)	(e)	(e)	(e)	(e)	(e)
2013		(e)	(e)	(e)	(e)	(e)	(e)
2012		(e)	(e)	(e)	(e)	(e)	(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
2016	3/4/2016	10		$10.18		$99	(e)		0.60%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
2016	4/4/2016	6		$10.34		$66	(e)		0.60%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
2016	10/25/2016	1		$10.40		$15	—		0.60%			4.84%
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Franklin Small Cap Value VIP Fund - Class 2
2016		297	$32.53	to	$34.34	$10,039	0.78%	0.75%	to	1.35%	28.43%	to	29.19%
2015		338	$25.27	to	$26.64	$8,883	0.64%	0.75%	to	1.35%	-8.63%	to	-8.07%
2014		403	$27.59	to	$29.06	$11,568	0.61%	0.75%	to	1.35%	-0.78%	to	-0.17%
2013		448	$27.73	to	$29.18	$12,932	1.34%	0.75%	to	1.35%	34.40%	to	35.19%
2012		516	$20.58	to	$21.64	$11,060	0.77%	0.75%	to	1.35%	16.80%	to	17.52%
Franklin Strategic Income VIP Fund - Class 2
2016		97	$10.08	to	$10.22	$995	2.64%	0.60%	to	1.15%		7.24%
2015	7/7/2015	27		$9.53		$259	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond VIP Fund - Class 2
2016		193	$9.77	to	$10.53	$1,888	—	0.60%	to	1.15%	2.30%
2015	7/7/2015	76		$9.55		$728	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Ivy Funds VIP Asset Strategy
2016		56		$8.57		$477	0.57%		0.60%		-3.16%
2015	7/7/2015	32		$8.85		$280	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Ivy Funds VIP Balanced
2016	7/8/2016	6	$10.08	to	$10.40	$67	(e)	0.60%	to	1.15%	(e)
2015		(e)		(e)		(e)	(e)		(e)		(e)
2014		(e)		(e)		(e)	(e)		(e)		(e)
2013		(e)		(e)		(e)	(e)		(e)		(e)
2012		(e)		(e)		(e)	(e)		(e)		(e)
Ivy Funds VIP Energy
2016		38	$10.27	to	$10.91	$385	0.09%	0.60%	to	1.15%	33.72%
2015	7/7/2015	16		$7.68		$122	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Ivy Funds VIP High Income
2016		88	$10.27	to	$10.60	$937	5.77%	0.60%	to	1.15%	15.47%
2015	7/7/2015	25		$9.18		$231	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ivy Funds VIP International Core Equity
2016	6/23/2016	2		$10.20		$18	(e)		0.60%		(e)
2015		(e)		(e)		(e)	(e)		(e)		(e)
2014		(e)		(e)		(e)	(e)		(e)		(e)
2013		(e)		(e)		(e)	(e)		(e)		(e)
2012		(e)		(e)		(e)	(e)		(e)		(e)
Ivy Funds VIP Mid Cap Growth
2016		54		$9.45		$506	—		0.60%		5.47%
2015	7/7/2015	34		$8.96		$304	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Ivy Funds VIP Science and Technology
2016		79	$9.17	to	$10.41	$722	—	0.60%	to	1.15%	0.88%
2015	7/7/2015	32		$9.09		$294	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Ivy Funds VIP Small Cap Growth
2016		10		$9.61		$95	—		0.60%		2.23%
2015	7/7/2015	2		$9.40		$19	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
Janus Aspen Series Balanced Portfolio - Service Shares
2016		117		$10.11		$1,181	2.36%		0.60%		3.69%
2015	7/7/2015	53		$9.75		$513	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2016	5/31/2016	17	$10.23	to	$10.76	$188	(e)	0.60%	to	1.15%	(e)
2015		(e)		(e)		(e)	(e)		(e)		(e)
2014		(e)		(e)		(e)	(e)		(e)		(e)
2013		(e)		(e)		(e)	(e)		(e)		(e)
2012		(e)		(e)		(e)	(e)		(e)		(e)
Janus Aspen Series Flexible Bond Portfolio - Service Shares
2016		159	$9.90	to	$9.96	$1,586	2.94%	0.60%	to	1.15%	1.63%
2015	7/7/2015	46		$9.80		$453	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
ClearBridge Variable Mid Cap Portfolio - Class II
2016	3/22/2016	3		$10.69		$30	(e)		0.60%		(e)
2015		(e)		(e)		(e)	(e)		(e)		(e)
2014		(e)		(e)		(e)	(e)		(e)		(e)
2013		(e)		(e)		(e)	(e)		(e)		(e)
2012		(e)		(e)		(e)	(e)		(e)		(e)
Western Asset Core Plus VIT Portfolio - Class I
2016		1		$27.04		$36	1.72%		1.40%		3.09%
2015		2		$26.23		$59	1.56%		1.40%		-0.23%
2014		3		$26.29		$69	7.19%		1.40%		-1.72%
2013		3		$26.75		$70	7.41%		1.40%		7.69%
2012		3		$24.84		$65	7.35%		1.40%		16.18%
MFS VIT Research Series Portfolio - Service Class
2016	1/20/2016	4	$10.18	to	$10.56	$42	(e)	0.60%	to	1.15%	(e)
2015		(e)		(e)		(e)	(e)		(e)		(e)
2014		(e)		(e)		(e)	(e)		(e)		(e)
2013		(e)		(e)		(e)	(e)		(e)		(e)
2012		(e)		(e)		(e)	(e)		(e)		(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2016	5/18/2016	3		$10.37		$28	(e)		0.60%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer International Growth Fund/VA - Service Shares
2016		80	$9.38	to	$10.08	$752	0.95%	0.60%	to	1.15%		-3.30%
2015	7/7/2015	24		$9.70		$228	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
2016		53	$34.26	to	$36.77	$1,883	0.25%	0.75%	to	1.35%	16.10%	to	16.80%
2015		64	$29.51	to	$31.48	$1,971	0.67%	0.75%	to	1.35%	-7.35%	to	-6.81%
2014		67	$31.85	to	$33.78	$2,206	0.60%	0.75%	to	1.35%	10.13%	to	10.83%
2013		72	$28.92	to	$30.48	$2,150	0.66%	0.75%	to	1.35%	38.71%	to	39.56%
2012		69	$20.85	to	$21.84	$1,478	0.34%	0.75%	to	1.35%	16.09%	to	16.79%
PIMCO All Asset Portfolio - Administrative Class
2016		8		$10.19		$83	3.57%		0.60%			12.22%
2015	7/7/2015	—		$9.08		$1	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
PIMCO Low Duration Portfolio - Administrative Class
2016		94		$9.99		$935	1.51%	0.60%	to	1.15%		0.81%
2015	7/7/2015	41		$9.91		$410	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2016		366	$13.29	to	$14.26	$5,057	2.26%	0.75%	to	1.35%	3.83%	to	4.39%
2015		392	$12.80	to	$13.66	$5,189	3.72%	0.75%	to	1.35%	-4.05%	to	-3.46%
2014		497	$13.34	to	$14.15	$6,846	1.46%	0.75%	to	1.35%	1.68%	to	2.31%
2013		619	$13.12	to	$13.83	$8,362	1.32%	0.75%	to	1.35%	-10.44%	to	-9.90%
2012		986	$14.65	to	$15.35	$14,814	1.06%	0.75%	to	1.35%	7.33%	to	7.95%
PIMCO Short-Term Portfolio - Administrative Class
2016		246	$10.02	to	$10.18	$2,508	0.99%	0.60%	to	1.15%		1.80%
2015	7/7/2015	109		$10.00		$1,089	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
PIMCO Total Return Portfolio - Administrative Class
2016		287	$9.93	to	$9.99	$2,871	1.94%	0.60%	to	1.15%		2.04%
2015	7/7/2015	249		$9.79		$2,442	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
ProFund VP Bull
2016		625	$12.39	to	$16.61	$8,339	—	0.95%	to	2.25%	7.18%	to	8.62%
2015		731	$11.56	to	$15.30	$9,068	—	0.95%	to	2.25%	-2.69%	to	-1.41%
2014		809	$11.88	to	$15.52	$10,274	—	0.95%	to	2.25%	8.99%	to	10.40%
2013		1,062	$10.90	to	$14.07	$12,351	1.13%	0.95%	to	2.25%	26.74%	to	28.51%
2012		1,228	$8.60	to	$10.95	$11,201	—	0.95%	to	2.25%	11.40%	to	12.82%
ProFund VP Europe 30
2016		332	$8.63	to	$10.62	$3,101	2.88%	0.95%	to	2.35%	5.21%	to	6.84%
2015		388	$8.19	to	$9.94	$3,423	4.86%	0.95%	to	2.35%	-12.93%	to	-11.72%
2014		440	$9.40	to	$11.26	$4,439	1.27%	0.95%	to	2.35%	-10.77%	to	-9.56%
2013		573	$10.53	to	$12.45	$6,458	1.44%	0.95%	to	2.35%	18.71%	to	20.52%
2012		713	$8.86	to	$10.33	$6,719	3.31%	0.95%	to	2.35%	13.85%	to	15.42%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ProFund VP Rising Rates Opportunity
2016		1,289	$1.81	to	$2.24	$2,521	—	0.95%	to	2.25%	-7.39%	to	-6.09%
2015		1,400	$1.95	to	$2.41	$2,943	—	0.95%	to	2.25%	-3.98%	to	-2.13%
2014		1,653	$2.03	to	$2.51	$3,592	—	0.95%	to	2.35%	-31.96%	to	-30.91%
2013		1,686	$2.97	to	$3.68	$5,347	—	0.95%	to	2.35%	13.79%	to	15.59%
2012		1,866	$2.61	to	$3.23	$5,177	—	0.95%	to	2.35%	-9.12%	to	-8.01%
Putnam VT American Government Income Fund - Class 1B
2016		74	$9.77	to	$9.93	$719	0.77%	0.60%	to	1.15%		-0.41%
2015	7/7/2015	12		$9.81		$121	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Putnam VT Income Fund - Class 1B
2016		87		$9.81		$851	3.34%		0.60%			1.34%
2015	7/7/2015	33		$9.68		$323	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Putnam VT International Equity Fund - Class 1B
2016	2/5/2016	—		$9.43		$4	(e)		0.60%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Putnam VT International Value Fund - Class 1B
2016	2/25/2016	1		$9.82		$8	(e)		0.60%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Putnam VT Investors Fund - Class 1B
2016	3/14/2016	9		$11.07		$100	(e)		0.60%		(e)
2015		(e)		(e)		(e)	(e)		(e)		(e)
2014		(e)		(e)		(e)	(e)		(e)		(e)
2013		(e)		(e)		(e)	(e)		(e)		(e)
2012		(e)		(e)		(e)	(e)		(e)		(e)
Putnam VT Small Cap Value Fund - Class 1B
2016		11		$11.90		$135	1.10%		0.60%		26.73%
2015	7/7/2015	8		$9.39		$78	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
T. Rowe Price Blue Chip Growth Portfolio - II
2016		208	$10.02	to	$10.26	$2,132	—	0.60%	to	1.15%	—
2015	7/7/2015	54		$10.26		$558	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
T. Rowe Price Health Sciences Portfolio - II
2016		240	$8.56	to	$9.53	$2,057	—	0.60%	to	1.15%	-11.20%
2015	7/7/2015	116		$9.64		$1,118	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)
MFS VIT Utilities Series Portfolio - Service Class
2016		25		$9.28		$230	5.45%		0.60%		10.61%
2015	7/7/2015	5		$8.39		$45	(d)		0.60%		(d)
2014		(d)		(d)		(d)	(d)		(d)		(d)
2013		(d)		(d)		(d)	(d)		(d)		(d)
2012		(d)		(d)		(d)	(d)		(d)		(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class S
2016		193	$12.64	to	$18.95	$3,255	1.50%	0.75%	to	2.00%	5.42%	to	6.82%
2015		224	$11.99	to	$17.74	$3,484	1.77%	0.75%	to	2.00%	-4.08%	to	-2.90%
2014		265	$12.50	to	$18.27	$4,179	1.42%	0.75%	to	2.00%	3.91%	to	5.18%
2013		319	$12.03	to	$17.37	$4,807	1.90%	0.75%	to	2.00%	13.92%	to	15.49%
2012		372	$10.56	to	$15.04	$4,876	2.90%	0.75%	to	2.00%	11.24%	to	12.66%
Voya Intermediate Bond Portfolio - Class A
2016		312		$10.11		$3,155	2.09%		0.60%			3.27%
2015	7/7/2015	88		$9.79		$861	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Intermediate Bond Portfolio - Class S
2016		182,890	$12.23	to	$17.39	$2,706,288	2.17%	0.75%	to	2.35%	1.74%	to	3.39%
2015		205,762	$11.43	to	$16.82	$2,974,758	3.11%	0.75%	to	2.35%	-2.11%	to	-0.53%
2014		230,215	$11.66	to	$16.91	$3,376,542	4.61%	0.75%	to	2.35%	3.97%	to	5.69%
2013		78,899	$11.20	to	$16.00	$1,106,841	3.04%	0.75%	to	2.35%	-2.71%	to	-1.11%
2012		82,847	$11.50	to	$16.18	$1,185,574	4.24%	0.75%	to	2.60%	6.25%	to	8.30%
Voya Global Perspectives® Portfolio - Class A
2016		13,105	$9.88	to	$10.81	$137,810	2.51%	0.60%	to	2.35%	3.96%	to	5.89%
2015		15,187	$9.33	to	$10.24	$152,601	2.40%	0.60%	to	2.35%	-5.92%	to	-4.66%
2014		18,392	$10.48	to	$10.74	$195,095	0.04%	0.95%	to	2.35%	1.35%	to	2.40%
2013	5/9/2013	2,340	$10.34	to	$10.41	$24,351	(b)	1.40%	to	2.35%		(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Government Liquid Assets Portfolio - Service Class
2016		33,048	$8.74	to	$18.44	$446,968	—	0.75%	to	2.35%	-2.24%	to	-0.65%
2015		36,642	$8.72	to	$18.56	$503,179	—	0.75%	to	2.35%	-2.30%	to	-0.75%
2014		39,812	$8.77	to	$18.70	$558,683	—	0.75%	to	2.35%	-2.35%	to	-0.74%
2013		48,160	$8.97	to	$18.84	$685,459	—	0.75%	to	2.35%	-2.29%	to	-0.74%
2012		57,672	$9.17	to	$18.98	$822,755	—	0.75%	to	2.35%	-2.44%	to	-0.73%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Government Liquid Assets Portfolio - Service 2 Class
2016		1,083	$8.84	to	$9.99	$10,116	—	0.60%	to	2.20%	-2.10%	to	-0.50%
2015		1,064	$9.03	to	$9.95	$9,975	—	0.60%	to	2.20%	-2.17%	to	-1.42%
2014		812	$9.23	to	$9.87	$7,703	—	1.40%	to	2.20%	-2.22%	to	-1.40%
2013		1,211	$9.43	to	$10.01	$11,692	—	1.40%	to	2.20%	-2.18%	to	-1.38%
2012		1,568	$9.63	to	$10.15	$15,419	—	1.40%	to	2.20%	-2.23%	to	-1.36%
Voya High Yield Portfolio - Adviser Class
2016		37		$10.83		$395	5.87%		0.60%			13.52%
2015	7/7/2015	2		$9.54		$24	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya High Yield Portfolio - Service Class
2016		19,111	$16.28	to	$21.52	$366,188	6.65%	0.75%	to	2.35%	11.90%	to	13.71%
2015		21,065	$11.89	to	$18.95	$358,773	6.08%	0.75%	to	2.35%	-4.31%	to	-2.74%
2014		25,246	$12.38	to	$19.51	$446,912	6.31%	0.75%	to	2.35%	-1.21%	to	0.43%
2013		29,793	$12.49	to	$19.46	$531,257	5.82%	0.75%	to	2.35%	3.15%	to	4.81%
2012		34,403	$12.07	to	$19.25	$590,727	6.55%	0.50%	to	2.60%	11.03%	to	13.44%
Voya Large Cap Growth Portfolio - Adviser Class
2016		104,566	$10.22	to	$16.18	$1,615,163	—	0.60%	to	2.35%	0.94%	to	2.71%
2015		121,674	$9.95	to	$15.78	$1,851,133	0.01%	0.60%	to	2.35%	3.19%	to	4.92%
2014		139,756	$14.40	to	$15.04	$2,047,691	0.07%	0.75%	to	2.35%	10.43%	to	12.16%
2013		163,684	$13.04	to	$13.41	$2,158,334	0.35%	0.75%	to	2.35%	27.22%	to	29.32%
2012	4/30/2012	184,662	$10.23	to	$10.37	$1,901,279	(a)	0.75%	to	2.60%		(a)
Voya Large Cap Growth Portfolio - Institutional Class
2016		7	$11.47	to	$11.64	$80	0.55%	0.75%	to	1.35%	2.50%	to	3.10%
2015		7	$11.19	to	$11.29	$79	—	0.75%	to	1.35%	4.97%	to	5.61%
2014	7/18/2014	8	$10.66	to	$10.69	$87	(c)	0.75%	to	1.35%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2016		57,036	$11.40	to	$28.48	$1,372,933	0.30%	0.75%	to	2.35%	1.23%	to	2.93%
2015		67,409	$11.14	to	$27.67	$1,592,102	0.36%	0.75%	to	2.35%	3.62%	to	5.34%
2014		79,906	$10.65	to	$26.28	$1,810,256	0.22%	0.75%	to	2.35%	10.72%	to	12.50%
2013		47,336	$18.47	to	$23.36	$966,897	0.70%	0.75%	to	2.60%	27.56%	to	29.63%
2012		13,596	$14.48	to	$18.02	$214,540	0.47%	0.75%	to	2.35%	15.01%	to	16.94%
Voya Large Cap Growth Portfolio - Service 2 Class
2016		620	$21.47	to	$24.65	$14,453	0.12%	1.40%	to	2.20%	1.32%	to	2.15%
2015		722	$21.19	to	$24.13	$16,548	0.25%	1.40%	to	2.20%	3.57%	to	4.41%
2014		837	$20.46	to	$23.11	$18,447	0.02%	1.40%	to	2.20%	10.77%	to	11.64%
2013		52	$18.47	to	$20.70	$1,017	0.32%	1.40%	to	2.20%	27.47%	to	28.57%
2012		56	$14.49	to	$16.10	$856	0.49%	1.40%	to	2.20%	15.09%	to	16.08%
Voya Large Cap Value Portfolio - Adviser Class
2016		28		$10.49		$298	2.44%		0.60%			12.55%
2015	7/7/2015	11		$9.32		$101	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Large Cap Value Portfolio - Service Class
2016		54,367	$12.63	to	$17.14	$884,391	2.06%	0.75%	to	2.35%	10.88%	to	12.77%
2015		64,822	$11.27	to	$15.23	$945,068	1.67%	0.75%	to	2.35%	-6.84%	to	-5.38%
2014		64,564	$11.98	to	$16.11	$1,004,251	2.06%	0.75%	to	2.35%	7.12%	to	8.93%
2013		40,153	$11.07	to	$14.82	$579,266	0.86%	0.75%	to	2.35%	27.61%	to	29.48%
2012		6,830	$11.12	to	$11.45	$76,880	2.34%	0.90%	to	2.35%	11.65%	to	13.37%
Voya Limited Maturity Bond Portfolio - Service Class
2016		1,437	$9.91	to	$28.97	$30,117	1.25%	0.50%	to	2.25%	-1.01%	to	0.77%
2015		1,661	$9.99	to	$28.75	$34,939	0.95%	0.50%	to	2.25%	-1.71%	to	0.07%
2014		1,963	$10.14	to	$28.73	$41,765	0.68%	0.50%	to	2.25%	-1.57%	to	0.17%
2013		2,355	$10.27	to	$28.68	$50,546	0.88%	0.50%	to	2.25%	-1.55%	to	0.21%
2012		2,884	$10.41	to	$28.62	$62,727	0.78%	0.50%	to	2.25%	-0.79%	to	0.99%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2016		3,122	$15.25	to	$19.90	$55,266	1.88%	0.75%	to	2.35%	5.98%	to	7.68%
2015		3,570	$14.22	to	$18.48	$59,262	0.73%	0.75%	to	2.35%	-2.88%	to	-1.28%
2014		3,824	$14.47	to	$18.72	$65,012	1.04%	0.75%	to	2.35%	12.28%	to	14.08%
2013		3,566	$12.73	to	$16.41	$53,705	0.70%	0.75%	to	2.35%	27.23%	to	29.31%
2012		3,858	$9.88	to	$12.69	$45,382	1.26%	0.75%	to	2.35%	7.69%	to	9.49%
Voya Retirement Conservative Portfolio - Adviser Class
2016		39,620	$9.87	to	$10.94	$409,091	1.61%	0.60%	to	2.35%	2.17%	to	4.02%
2015		39,015	$9.66	to	$10.55	$392,007	1.46%	0.60%	to	2.35%	-3.11%	to	-1.77%
2014		42,094	$9.97	to	$10.74	$433,936	3.02%	0.95%	to	2.35%	3.42%	to	4.88%
2013		49,552	$9.64	to	$10.24	$491,016	3.35%	0.95%	to	2.35%	1.90%	to	3.43%
2012		60,572	$9.46	to	$9.90	$584,925	2.99%	0.95%	to	2.35%	5.35%	to	6.92%
Voya Retirement Growth Portfolio - Adviser Class
2016		232,028	$10.08	to	$14.36	$3,147,521	2.19%	0.60%	to	2.35%	4.77%	to	6.67%
2015		269,574	$9.45	to	$13.51	$3,468,340	1.64%	0.60%	to	2.35%	-4.33%	to	-2.95%
2014		307,066	$12.93	to	$13.92	$4,103,107	1.65%	0.95%	to	2.35%	2.86%	to	4.28%
2013		350,342	$12.57	to	$13.35	$4,522,383	1.85%	0.95%	to	2.35%	15.85%	to	17.62%
2012		380,195	$10.76	to	$11.35	$4,208,491	2.39%	0.95%	to	2.60%	10.02%	to	11.83%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2016		157,892	$10.11	to	$14.37	$2,142,739	2.15%	0.60%	to	2.35%	4.26%	to	6.20%
2015		183,829	$9.52	to	$13.58	$2,378,233	1.61%	0.60%	to	2.35%	-3.86%	to	-2.58%
2014		206,503	$12.94	to	$13.94	$2,763,243	1.64%	0.95%	to	2.35%	3.19%	to	4.73%
2013		233,805	$12.41	to	$13.31	$3,012,105	2.07%	0.95%	to	2.60%	12.72%	to	14.64%
2012		251,860	$11.01	to	$11.61	$2,852,881	2.58%	0.95%	to	2.60%	8.69%	to	10.48%
Voya Retirement Moderate Portfolio - Adviser Class
2016		87,858	$10.05	to	$13.73	$1,140,762	1.96%	0.60%	to	2.35%	3.25%	to	5.13%
2015		101,168	$9.56	to	$13.10	$1,263,660	0.85%	0.60%	to	2.35%	-3.85%	to	-2.53%
2014		115,102	$12.48	to	$13.44	$1,486,439	2.92%	0.95%	to	2.35%	2.80%	to	4.27%
2013		131,903	$12.14	to	$12.89	$1,646,445	2.70%	0.95%	to	2.35%	7.43%	to	8.98%
2012		144,592	$11.21	to	$11.83	$1,668,464	3.17%	0.95%	to	2.60%	7.38%	to	9.23%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2016		51		$9.79		$504	—		0.60%			2.73%
2015	7/7/2015	23		$9.53		$215	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2016		16,576	$10.57	to	$11.98	$184,145	—	0.75%	to	2.35%	1.24%	to	2.83%
2015		17,877	$10.44	to	$11.65	$195,137	1.29%	0.75%	to	2.35%	-4.92%	to	-3.32%
2014		20,607	$10.98	to	$12.05	$234,867	1.34%	0.75%	to	2.35%	0.09%	to	1.77%
2013		25,733	$10.97	to	$11.84	$291,031	—	0.75%	to	2.35%	-10.81%	to	-9.41%
2012		45,124	$12.19	to	$13.07	$568,856	0.67%	0.75%	to	2.60%	3.80%	to	5.57%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2016		66		$9.34		$616	0.96%		0.60%			-0.32%
2015	7/7/2015	15		$9.37		$145	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Clarion Global Real Estate Portfolio - Service Class
2016		6,167	$10.98	to	$14.55	$81,615	1.11%	0.75%	to	2.35%	-1.73%	to	-0.17%
2015		7,173	$11.06	to	$14.60	$96,023	2.99%	0.75%	to	2.35%	-4.00%	to	-2.36%
2014		8,280	$11.41	to	$14.99	$114,698	1.11%	0.75%	to	2.35%	11.16%	to	12.93%
2013		9,614	$10.16	to	$13.29	$119,039	5.50%	0.75%	to	2.35%	1.27%	to	2.94%
2012		10,755	$9.93	to	$12.94	$130,676	0.55%	0.75%	to	2.35%	22.73%	to	24.79%
VY® Clarion Global Real Estate Portfolio - Service 2 Class
2016		75	$12.49	to	$13.63	$979	0.93%	1.40%	to	2.20%	-1.81%	to	-0.94%
2015		92	$12.72	to	$13.76	$1,206	2.66%	1.40%	to	2.20%	-4.00%	to	-3.23%
2014		110	$13.25	to	$14.22	$1,505	0.98%	1.40%	to	2.20%	11.15%	to	12.06%
2013		142	$11.92	to	$12.69	$1,749	5.37%	1.40%	to	2.20%	1.27%	to	2.09%
2012		160	$11.77	to	$12.43	$1,935	0.37%	1.40%	to	2.20%	22.73%	to	23.68%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Adviser Class
2016		59	$10.04	to	$10.64	$589	1.45%	0.60%	to	1.15%		3.19%
2015	7/7/2015	9		$9.73		$83	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Clarion Real Estate Portfolio - Service Class
2016		2,181	$17.60	to	$143.11	$182,844	1.57%	0.50%	to	2.35%	1.77%	to	3.73%
2015		2,598	$17.05	to	$137.97	$214,739	1.31%	0.50%	to	2.35%	0.52%	to	2.43%
2014		3,046	$16.09	to	$134.70	$250,745	1.38%	0.50%	to	2.35%	26.80%	to	29.23%
2013		3,853	$12.06	to	$104.23	$246,851	1.34%	0.50%	to	2.35%	-0.33%	to	1.54%
2012		4,386	$12.07	to	$102.65	$283,259	0.99%	0.50%	to	2.60%	12.57%	to	14.96%
VY® Clarion Real Estate Portfolio - Service 2 Class
2016		492	$19.52	to	$37.31	$14,584	1.44%	1.40%	to	2.20%	1.77%	to	2.61%
2015		583	$19.18	to	$36.36	$17,040	1.15%	1.40%	to	2.20%	0.52%	to	1.37%
2014		669	$19.08	to	$35.87	$19,323	1.24%	1.40%	to	2.20%	26.95%	to	27.92%
2013		808	$15.03	to	$28.04	$18,629	1.24%	1.40%	to	2.20%	-0.40%	to	0.43%
2012		872	$15.09	to	$27.92	$20,237	0.89%	1.40%	to	2.20%	12.86%	to	13.77%
VY® FMR® Diversified Mid Cap Portfolio - Adviser Class
2016		21		$10.24		$218	0.31%		0.60%			10.70%
2015	7/7/2015	5		$9.25		$43	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® FMR® Diversified Mid Cap Portfolio - Service Class
2016		20,187	$16.61	to	$28.14	$487,288	0.53%	0.80%	to	2.35%	9.14%	to	10.87%
2015		23,750	$13.76	to	$25.40	$522,656	0.16%	0.80%	to	2.35%	-3.95%	to	-2.47%
2014		27,153	$14.31	to	$26.06	$619,013	0.23%	0.80%	to	2.35%	3.51%	to	5.20%
2013		31,336	$13.81	to	$24.80	$686,993	0.46%	0.80%	to	2.35%	32.84%	to	34.92%
2012		36,325	$10.38	to	$19.33	$596,317	0.60%	0.50%	to	2.35%	11.94%	to	14.04%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
2016		832	$20.42	to	$33.26	$23,797	0.39%	1.40%	to	2.20%	9.14%	to	10.06%
2015		1,011	$18.71	to	$30.22	$26,350	0.03%	1.40%	to	2.20%	-3.95%	to	-3.17%
2014		1,165	$19.48	to	$31.21	$31,292	0.18%	1.40%	to	2.20%	3.51%	to	4.35%
2013		1,370	$18.82	to	$29.91	$35,504	0.32%	1.40%	to	2.20%	32.91%	to	34.01%
2012		1,542	$14.16	to	$22.32	$30,178	0.49%	1.40%	to	2.20%	11.85%	to	12.78%
VY® Franklin Income Portfolio - Adviser Class
2016		45		$10.58		$471	6.02%		0.60%			14.63%
2015	7/7/2015	29		$9.23		$265	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Franklin Income Portfolio - Service Class
2016		26,115	$13.57	to	$16.24	$388,268	6.34%	0.95%	to	2.60%	12.61%	to	14.61%
2015		29,930	$11.69	to	$14.18	$391,639	4.70%	0.95%	to	2.60%	-8.78%	to	-7.26%
2014		36,702	$12.77	to	$15.30	$522,208	3.98%	0.95%	to	2.60%	2.24%	to	4.02%
2013		37,987	$12.44	to	$14.72	$524,291	5.05%	0.95%	to	2.60%	11.67%	to	13.52%
2012		39,474	$11.10	to	$12.97	$483,680	5.97%	0.95%	to	2.60%	9.67%	to	11.55%
VY® Franklin Income Portfolio - Service 2 Class
2016		528	$13.95	to	$15.22	$7,703	6.39%	1.40%	to	2.20%	12.96%	to	13.92%
2015		604	$12.35	to	$13.36	$7,767	4.34%	1.40%	to	2.20%	-8.59%	to	-7.86%
2014		785	$13.51	to	$14.50	$10,974	3.81%	1.40%	to	2.20%	2.50%	to	3.35%
2013		775	$13.18	to	$14.03	$10,547	4.59%	1.40%	to	2.20%	11.88%	to	12.78%
2012		846	$11.78	to	$12.44	$10,259	5.73%	1.40%	to	2.20%	9.99%	to	10.97%
VY® Invesco Growth and Income Portfolio - Adviser Class
2016		31		$11.33		$348	2.12%		0.60%			18.76%
2015	7/7/2015	14		$9.54		$136	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service Class
2016		9,221	$16.81	to	$63.99	$394,630	2.07%	0.50%	to	2.35%	17.13%	to	19.32%
2015		9,454	$13.57	to	$53.63	$357,745	3.20%	0.50%	to	2.35%	-5.23%	to	-3.42%
2014		10,718	$14.22	to	$55.53	$428,723	1.16%	0.50%	to	2.35%	7.52%	to	9.57%
2013		12,404	$13.14	to	$50.68	$459,576	1.33%	0.50%	to	2.35%	30.77%	to	33.23%
2012		13,206	$9.98	to	$38.04	$373,644	1.88%	0.50%	to	2.35%	11.85%	to	13.99%
VY® Invesco Growth and Income Portfolio - Service 2 Class
2016		1,578	$18.27	to	$27.34	$37,281	2.11%	1.40%	to	2.20%	17.19%	to	18.10%
2015		1,870	$15.59	to	$23.15	$37,776	3.06%	1.40%	to	2.20%	-5.23%	to	-4.46%
2014		2,100	$16.45	to	$24.23	$44,565	0.99%	1.40%	to	2.20%	7.52%	to	8.41%
2013		2,503	$15.30	to	$22.35	$49,490	1.21%	1.40%	to	2.20%	30.77%	to	31.86%
2012		2,943	$11.70	to	$16.95	$44,647	1.68%	1.40%	to	2.20%	11.85%	to	12.77%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2016		32		$9.15		$289	0.73%		0.60%			12.00%
2015	7/7/2015	7		$8.17		$57	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2016		16,934	$7.82	to	$22.24	$305,304	1.23%	0.75%	to	2.35%	10.25%	to	12.08%
2015		19,160	$7.05	to	$19.85	$311,161	1.20%	0.75%	to	2.35%	-17.64%	to	-16.27%
2014		21,644	$8.19	to	$23.77	$425,807	0.95%	0.75%	to	2.35%	-1.44%	to	0.21%
2013		24,962	$8.30	to	$23.74	$496,586	0.83%	0.75%	to	2.35%	-7.92%	to	-6.44%
2012		26,345	$9.00	to	$25.39	$565,548	—	0.75%	to	2.60%	16.04%	to	18.22%
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2016		502	$17.97	to	$30.26	$12,192	1.03%	1.40%	to	2.20%	10.38%	to	11.29%
2015		612	$16.28	to	$27.19	$13,503	0.99%	1.40%	to	2.20%	-17.82%	to	-17.13%
2014		708	$19.81	to	$32.81	$18,782	0.79%	1.40%	to	2.20%	-1.39%	to	-0.64%
2013		839	$20.09	to	$33.02	$22,743	0.72%	1.40%	to	2.20%	-7.97%	to	-7.20%
2012		914	$21.83	to	$35.58	$26,943	—	1.40%	to	2.20%	16.30%	to	17.23%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2016		39		$11.00		$429	0.24%		0.60%			20.48%
2015	7/7/2015	18		$9.13		$168	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2016		9,725	$21.34	to	$32.53	$271,473	0.48%	0.90%	to	2.35%	18.75%	to	20.53%
2015		11,229	$17.97	to	$26.99	$262,680	0.21%	0.90%	to	2.35%	-5.97%	to	-4.56%
2014		11,915	$18.45	to	$28.28	$294,822	0.34%	0.90%	to	2.35%	5.81%	to	7.37%
2013		14,701	$17.41	to	$26.34	$340,857	0.75%	0.90%	to	2.60%	35.35%	to	37.69%
2012		13,087	$12.81	to	$19.13	$223,964	0.17%	0.90%	to	2.60%	15.58%	to	17.65%
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2016		947	$21.33	to	$35.73	$28,174	0.31%	1.40%	to	2.20%	18.76%	to	19.70%
2015		1,134	$17.96	to	$29.85	$28,391	0.05%	1.40%	to	2.20%	-6.02%	to	-5.21%
2014		1,288	$19.11	to	$31.49	$34,126	0.18%	1.40%	to	2.20%	5.87%	to	6.71%
2013		1,527	$18.05	to	$29.51	$38,368	0.63%	1.40%	to	2.20%	35.71%	to	36.81%
2012		1,788	$13.30	to	$21.57	$33,170	0.01%	1.40%	to	2.20%	15.85%	to	16.85%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2016		95		$10.67		$1,011	1.28%		0.60%			4.30%
2015	7/7/2015	10		$10.23		$105	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2016		11,469	$16.13	to	$30.43	$293,868	1.28%	0.90%	to	2.35%	2.84%	to	4.36%
2015		12,600	$15.58	to	$29.16	$313,634	1.81%	0.90%	to	2.35%	3.86%	to	5.39%
2014		13,839	$14.33	to	$27.67	$329,736	1.70%	0.90%	to	2.35%	1.81%	to	3.32%
2013		16,170	$14.06	to	$26.78	$378,364	2.10%	0.90%	to	2.35%	16.60%	to	18.34%
2012		17,853	$12.04	to	$22.63	$357,517	1.74%	0.90%	to	2.35%	13.03%	to	14.76%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
2016		1,689	$21.02	to	$29.77	43,417	1.12%	1.40%	to	2.20%	2.84%	to	3.69%
2015		1,967	$20.44	to	$28.71	49,185	1.70%	1.40%	to	2.20%	3.86%	to	4.67%
2014		2,220	$19.68	to	$27.43	53,341	1.56%	1.40%	to	2.20%	1.81%	to	2.66%
2013		2,604	$19.33	to	$26.72	61,552	1.92%	1.40%	to	2.20%	16.66%	to	17.66%
2012		2,939	$16.57	to	$22.71	59,526	1.54%	1.40%	to	2.20%	13.03%	to	13.89%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2016		1,823	$10.10	to	$10.75	19,599	1.60%	0.60%	to	1.15%		6.97%
2015	7/7/2015	580		$10.05		5,827	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2016		46,595	$17.05	to	$103.30	2,644,523	1.31%	0.75%	to	2.35%	5.52%	to	7.27%
2015		50,166	$16.14	to	$96.38	2,707,496	1.26%	0.75%	to	2.35%	2.78%	to	4.44%
2014		53,376	$15.69	to	$92.34	2,815,358	1.28%	0.75%	to	2.35%	9.49%	to	11.31%
2013		58,165	$14.31	to	$82.99	2,811,421	1.11%	0.75%	to	2.35%	19.39%	to	21.29%
2012		60,087	$11.95	to	$68.46	2,461,428	1.57%	0.75%	to	2.60%	11.48%	to	13.62%
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2016		2,397	$19.89	to	$30.61	63,009	1.11%	1.40%	to	2.20%	5.52%	to	6.32%
2015		2,841	$18.85	to	$28.79	70,737	1.08%	1.40%	to	2.20%	2.78%	to	3.64%
2014		3,244	$18.34	to	$27.78	78,024	1.12%	1.40%	to	2.20%	9.49%	to	10.41%
2013		3,686	$16.75	to	$25.16	81,130	0.93%	1.40%	to	2.20%	19.30%	to	20.27%
2012		4,186	$14.04	to	$20.92	77,162	1.46%	1.40%	to	2.20%	11.87%	to	12.78%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2016		34		$10.84		370	2.66%		0.60%			17.57%
2015	7/7/2015	14		$9.22		128	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2016		14,382	$15.68	to	$65.58	$564,297	2.18%	0.50%	to	2.35%	16.00%	to	18.18%
2015		15,694	$12.22	to	$55.49	$533,538	1.99%	0.50%	to	2.35%	-9.07%	to	-7.36%
2014		17,930	$13.43	to	$59.90	$671,155	1.79%	0.50%	to	2.35%	4.93%	to	6.91%
2013		20,605	$12.78	to	$56.03	$744,561	1.63%	0.50%	to	2.35%	26.71%	to	29.10%
2012		22,522	$10.36	to	$43.40	$645,207	1.94%	0.50%	to	2.45%	14.30%	to	16.64%
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
2016		974	$16.17	to	$23.98	$20,422	2.03%	1.40%	to	2.20%	16.00%	to	16.92%
2015		1,117	$13.94	to	$20.51	$20,224	1.93%	1.40%	to	2.20%	-9.13%	to	-8.36%
2014		1,235	$15.34	to	$22.38	$24,490	1.69%	1.40%	to	2.20%	4.92%	to	5.82%
2013		1,407	$14.62	to	$21.15	$26,577	1.49%	1.40%	to	2.20%	26.80%	to	27.79%
2012		1,624	$11.53	to	$16.55	$24,314	1.88%	1.40%	to	2.20%	14.27%	to	15.25%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2016		14		$9.34		$128	1.75%		0.60%			0.97%
2015	7/7/2015	3		$9.25		$23	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® T. Rowe Price International Stock Portfolio - Service Class
2016		9,527	$8.94	to	$15.84	$134,555	1.44%	0.75%	to	2.60%	-0.69%	to	1.18%
2015		10,572	$8.90	to	$15.69	$148,903	0.99%	0.75%	to	2.60%	-3.55%	to	-1.69%
2014		11,066	$8.42	to	$15.98	$160,492	1.20%	0.75%	to	2.60%	-3.64%	to	-1.86%
2013		9,776	$8.71	to	$16.31	$146,227	1.05%	0.75%	to	2.60%	11.35%	to	13.51%
2012		10,865	$7.79	to	$14.39	$144,821	0.28%	0.75%	to	2.60%	15.60%	to	17.87%
VY® Templeton Global Growth Portfolio - Service Class
2016		6,915	$12.04	to	$35.00	$177,409	3.58%	0.80%	to	2.35%	8.29%	to	9.99%
2015		8,138	$10.98	to	$31.82	$192,255	2.69%	0.80%	to	2.35%	-9.71%	to	-8.30%
2014		9,354	$11.12	to	$34.70	$243,688	1.20%	0.80%	to	2.35%	-5.05%	to	-3.53%
2013		10,655	$11.70	to	$35.97	$290,506	1.56%	0.80%	to	2.35%	27.53%	to	29.57%
2012		11,449	$9.16	to	$27.76	$243,263	1.84%	0.80%	to	2.35%	18.96%	to	20.75%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service 2 Class
2016		159	$13.59	to	$21.96	$2,979	3.61%	1.40%	to	2.20%	8.29%	to	9.15%
2015		197	$12.55	to	$20.12	$3,400	2.51%	1.40%	to	2.20%	-9.78%	to	-9.00%
2014		263	$13.91	to	$22.11	$4,879	1.11%	1.40%	to	2.20%	-5.12%	to	-4.33%
2013		295	$14.66	to	$23.11	$5,903	1.56%	1.40%	to	2.20%	27.59%	to	28.60%
2012		295	$11.49	to	$17.97	$4,627	1.76%	1.40%	to	2.20%	18.94%	to	19.88%
Voya Diversified International Fund - Class R
2016		7	$8.95	to	$9.52	$68	—	0.75%	to	1.35%	-1.54%	to	-0.94%
2015		8	$9.09	to	$9.61	$75	1.30%	0.75%	to	1.35%	-2.88%	to	-2.24%
2014		8	$9.36	to	$9.83	$79	3.14%	0.75%	to	1.35%	-7.87%	to	-7.35%
2013		11	$10.16	to	$10.61	$112	—	0.75%	to	1.35%	14.67%	to	15.33%
2012		11	$8.86	to	$9.20	$100	1.75%	0.75%	to	1.35%	15.97%	to	16.60%
Voya Global Bond Portfolio - Adviser Class
2016		20		$10.05		$201	1.60%		0.60%			5.24%
2015	07/07/2015	5		$9.55		$49	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Global Bond Portfolio - Service Class
2016		285	$13.03	to	$13.99	$3,875	1.57%	0.75%	to	1.35%	4.57%	to	5.19%
2015		319	$12.46	to	$13.30	$4,143	—	0.75%	to	1.35%	-5.82%	to	-5.20%
2014		403	$13.23	to	$14.03	$5,526	0.54%	0.75%	to	1.35%	-1.19%	to	-0.57%
2013		480	$13.39	to	$14.11	$6,644	1.83%	0.75%	to	1.35%	-5.57%	to	-4.98%
2012		587	$14.18	to	$14.85	$8,567	5.78%	0.75%	to	1.35%	6.22%	to	6.83%
Voya Solution 2025 Portfolio - Adviser Class
2016		35		$10.07		$356	2.86%		0.60%			4.90%
2015	7/7/2015	4		$9.60		$40	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2016		983	$14.95	to	$16.04	$15,258	2.11%	0.75%	to	1.35%	4.47%	to	5.04%
2015		1,111	$14.31	to	$15.27	$16,464	3.15%	0.75%	to	1.35%	-1.45%	to	-0.84%
2014		1,220	$14.52	to	$15.40	$18,263	2.02%	0.75%	to	1.35%	4.16%	to	4.83%
2013		1,227	$13.94	to	$14.69	$17,579	2.21%	0.75%	to	1.35%	14.73%	to	15.40%
2012		1,318	$12.15	to	$12.73	$16,392	2.73%	0.75%	to	1.35%	11.88%	to	12.65%
Voya Solution 2035 Portfolio - Adviser Class
2016		4		$10.01		$43	2.16%		0.60%			5.37%
2015	7/7/2015	2		$9.50		$20	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2035 Portfolio - Service Class
2016		495	$15.65	to	$16.80	$8,012	2.03%	0.75%	to	1.35%	4.82%	to	5.46%
2015		541	$14.93	to	$15.93	$8,332	3.19%	0.75%	to	1.35%	-1.84%	to	-1.24%
2014		605	$15.21	to	$16.13	$9,463	1.98%	0.75%	to	1.35%	4.25%	to	4.88%
2013		647	$14.59	to	$15.38	$9,672	1.88%	0.75%	to	1.35%	18.71%	to	19.50%
2012		749	$12.29	to	$12.87	$9,408	2.26%	0.75%	to	1.35%	13.59%	to	14.20%
Voya Solution 2045 Portfolio - Adviser Class
2016		3		$9.97		$25	0.95%		0.60%			5.50%
2015	7/7/2015	1		$9.45		$13	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2045 Portfolio - Service Class
2016		56	$16.05	to	$17.23	$908	1.58%	0.75%	to	1.35%	4.97%	to	5.58%
2015		61	$15.29	to	$16.32	$956	3.08%	0.75%	to	1.35%	-2.30%	to	-1.69%
2014		62	$15.65	to	$16.60	$989	1.76%	0.75%	to	1.35%	4.68%	to	5.33%
2013		84	$14.95	to	$15.76	$1,278	1.64%	0.75%	to	1.35%	21.74%	to	22.55%
2012		103	$12.28	to	$12.86	$1,283	1.82%	0.75%	to	1.35%	13.91%	to	14.51%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Adviser Class
2016		—		$9.97		$1	1.14%		0.60%			5.50%
2015	7/7/2015	—		$9.45		$1	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Income Portfolio - Adviser Class
2016		66		$10.04		$662	1.50%		0.60%			3.61%
2015	7/7/2015	24		$9.69		$231	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Income Portfolio - Service Class
2016		1,147	$13.97	to	$15.00	$16,646	1.09%	0.75%	to	1.35%	3.02%	to	3.66%
2015		1,242	$13.56	to	$14.47	$17,422	1.39%	0.75%	to	1.35%	-1.24%	to	-0.62%
2014		416	$13.73	to	$14.56	$5,899	2.56%	0.75%	to	1.35%	4.33%	to	4.97%
2013		460	$13.16	to	$13.87	$6,221	3.29%	0.75%	to	1.35%	5.53%	to	6.12%
2012		460	$12.47	to	$13.07	$5,875	4.51%	0.75%	to	1.35%	8.25%	to	9.01%
Voya Solution Moderately Aggressive Portfolio - Service Class
2016		63,965	$9.91	to	$10.13	$640,172	1.19%	0.75%	to	2.35%	3.76%	to	5.41%
2015	8/14/2015	72,872	$9.55	to	$9.62	$698,643	(d)	0.75%	to	2.35%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2016		57		$11.69		$671	1.25%		0.60%			22.92%
2015	7/7/2015	11		$9.51		$102	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2016		73	$33.99	to	$37.56	$2,711	1.35%	0.75%	to	1.35%	22.38%	to	23.15%
2015		63	$27.71	to	$30.58	$1,898	1.55%	0.75%	to	1.35%	-3.08%	to	-2.48%
2014		72	$28.51	to	$31.44	$2,219	1.29%	0.75%	to	1.35%	10.99%	to	11.61%
2013		71	$25.63	to	$28.23	$1,968	1.16%	0.75%	to	1.35%	29.57%	to	30.42%
2012		85	$19.73	to	$21.71	$1,828	1.05%	0.75%	to	1.35%	14.75%	to	15.45%
VY® Baron Growth Portfolio - Adviser Class
2016		55		$9.38		$517	—		0.60%			4.45%
2015	7/7/2015	29		$8.98		$262	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Baron Growth Portfolio - Service Class
2016		14,489	$17.24	to	$31.33	$288,979	—	0.75%	to	2.35%	2.86%	to	4.54%
2015		17,585	$15.85	to	$29.97	$338,720	0.24%	0.75%	to	2.35%	-7.28%	to	-5.73%
2014		20,500	$16.33	to	$31.79	$423,203	0.07%	0.75%	to	2.35%	1.91%	to	3.55%
2013		25,234	$16.01	to	$30.70	$507,090	1.29%	0.75%	to	2.35%	35.59%	to	37.79%
2012		23,792	$11.79	to	$22.28	$351,077	—	0.75%	to	2.60%	16.58%	to	18.76%
VY® Columbia Contrarian Core Portfolio - Adviser Class
2016		104		$10.65		$1,104	3.38%		0.60%			7.47%
2015	7/7/2015	64		$9.91		$632	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Columbia Contrarian Core Portfolio - Service Class
2016		16,645	$14.30	to	$22.62	$263,008	3.36%	0.75%	to	2.60%	5.54%	to	7.59%
2015		18,535	$13.55	to	$21.08	$275,055	0.84%	0.75%	to	2.60%	0.30%	to	2.21%
2014		20,357	$13.14	to	$20.67	$298,555	0.79%	0.75%	to	2.60%	9.93%	to	12.01%
2013		22,276	$11.92	to	$18.51	$294,606	1.39%	0.75%	to	2.60%	31.24%	to	33.74%
2012		24,498	$9.05	to	$13.88	$244,764	0.29%	0.75%	to	2.60%	9.35%	to	11.42%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2016		40	$11.01	to	$11.42	$456	0.07%	0.60%	to	1.15%		22.66%
2015	7/7/2015	18		$9.31		$172	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Columbia Small Cap Value II Portfolio - Service Class
2016		6,342	$16.27	to	$20.67	$110,405	0.25%	0.95%	to	2.35%	20.79%	to	22.51%
2015		7,507	$13.47	to	$16.88	$107,497	0.32%	0.95%	to	2.35%	-5.21%	to	-3.86%
2014		8,699	$14.21	to	$17.56	$130,648	0.17%	0.95%	to	2.35%	1.86%	to	3.34%
2013		9,998	$13.95	to	$17.00	$146,551	0.79%	0.95%	to	2.35%	36.63%	to	38.68%
2012		11,729	$10.21	to	$12.27	$124,999	0.24%	0.95%	to	2.35%	11.58%	to	13.14%
VY® Invesco Comstock Portfolio - Service Class
2016		10,319	$16.29	to	$24.77	$204,604	2.29%	0.75%	to	2.35%	15.07%	to	16.91%
2015		12,339	$13.77	to	$21.24	$211,413	2.19%	0.75%	to	2.35%	-8.21%	to	-6.67%
2014		14,804	$14.90	to	$22.82	$274,735	1.89%	0.75%	to	2.35%	6.54%	to	8.33%
2013		15,436	$13.89	to	$21.12	$268,151	0.82%	0.75%	to	2.60%	31.57%	to	34.00%
2012		14,417	$10.47	to	$15.80	$189,072	1.27%	0.75%	to	2.60%	15.46%	to	17.69%
VY® Invesco Equity and Income Portfolio - Adviser Class
2016		58		$10.93		$633	2.50%		0.60%			13.97%
2015	7/7/2015	13		$9.59		$122	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Invesco Equity and Income Portfolio - Initial Class
2016		58	$20.16	to	$21.26	$1,227	1.95%	0.75%	to	1.20%	13.90%	to	14.42%
2015		65	$17.70	to	$18.58	$1,211	2.01%	0.75%	to	1.20%	-3.23%	to	-2.77%
2014		88	$18.29	to	$19.11	$1,668	1.55%	0.75%	to	1.20%	7.65%	to	8.15%
2013		96	$16.99	to	$17.67	$1,696	1.38%	0.75%	to	1.20%	23.47%	to	24.00%
2012		107	$13.76	to	$14.25	$1,502	2.34%	0.75%	to	1.20%	11.42%	to	11.94%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Service Class
2016		32,799	$14.99	to	$24.68	$605,474	1.68%	0.50%	to	2.35%	12.30%	to	14.42%
2015		39,336	$13.30	to	$21.68	$642,455	1.89%	0.50%	to	2.35%	-4.64%	to	-2.82%
2014		46,926	$13.55	to	$22.41	$798,096	2.15%	0.50%	to	2.35%	6.20%	to	7.91%
2013		15,145	$12.34	to	$20.83	$242,782	1.29%	0.75%	to	2.35%	21.64%	to	23.71%
2012		13,440	$10.11	to	$16.88	$176,309	1.91%	0.75%	to	2.60%	9.51%	to	11.63%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2016		36,700	$11.58	to	$12.12	$433,223	1.63%	0.80%	to	2.35%	12.21%	to	13.91%
2015		40,938	$10.32	to	$10.64	$428,229	1.82%	0.80%	to	2.35%	-4.80%	to	-3.18%
2014	7/21/2014	46,380	$10.84	to	$10.99	$505,717	(c)	0.80%	to	2.35%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2016		75		$10.53		$791	0.66%		0.60%			13.71%
2015	7/7/2015	26		$9.26		$237	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2016		6,423	$18.02	to	$35.73	$143,736	0.62%	0.75%	to	2.35%	12.00%	to	13.83%
2015		7,838	$16.09	to	$31.39	$155,664	0.57%	0.75%	to	2.35%	-5.35%	to	-3.74%
2014		9,469	$17.00	to	$32.61	$197,781	0.72%	0.75%	to	2.35%	12.29%	to	14.10%
2013		13,131	$15.14	to	$28.58	$244,250	0.65%	0.75%	to	2.35%	28.52%	to	30.56%
2012		11,668	$11.78	to	$21.89	$168,040	0.77%	0.75%	to	2.35%	17.21%	to	19.10%
VY® Oppenheimer Global Portfolio - Adviser Class
2016		54		$9.37		$507	0.61%		0.60%			-0.85%
2015	7/7/2015	81		$9.45		$769	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Initial Class
2016		171	$17.66	to	$20.48	$3,341	1.18%	0.75%	to	2.00%	-1.78%	to	-0.53%
2015		193	$17.98	to	$20.59	$3,810	1.44%	0.75%	to	2.00%	2.04%	to	3.31%
2014		220	$17.62	to	$19.93	$4,222	1.11%	0.75%	to	2.00%	0.28%	to	1.58%
2013		260	$17.57	to	$19.62	$4,929	1.32%	0.75%	to	2.00%	24.52%	to	26.17%
2012		317	$14.11	to	$15.55	$4,775	1.31%	0.75%	to	2.00%	19.27%	to	20.73%
VY® Oppenheimer Global Portfolio - Service Class
2016		6,396	$13.60	to	$24.41	$118,932	0.87%	0.75%	to	2.55%	-2.58%	to	-0.77%
2015		8,511	$13.76	to	$24.67	$160,403	1.39%	0.75%	to	2.55%	1.22%	to	3.05%
2014		7,780	$13.41	to	$24.00	$144,433	0.96%	0.75%	to	2.55%	-0.50%	to	1.34%
2013		9,113	$12.93	to	$23.74	$169,506	1.20%	0.75%	to	2.60%	23.52%	to	25.84%
2012		8,771	$10.36	to	$18.90	$130,891	1.00%	0.75%	to	2.60%	18.18%	to	20.49%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2016		270	$23.92	to	$29.82	$7,836	0.09%	0.75%	to	1.35%	5.72%	to	6.37%
2015		291	$22.56	to	$28.11	$7,955	—	0.75%	to	1.35%	0.34%	to	0.98%
2014		302	$22.43	to	$27.91	$8,177	0.04%	0.75%	to	1.35%	10.15%	to	10.81%
2013		347	$20.31	to	$25.25	$8,538	0.16%	0.75%	to	1.35%	32.93%	to	33.69%
2012		459	$15.24	to	$18.93	$8,501	0.24%	0.75%	to	1.35%	14.29%	to	15.02%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2016		190		$10.26		$1,946	—		0.60%			0.39%
2015	7/7/2015	106		$10.22		$1,081	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2016		14,682	$15.43	to	$27.51	$242,913	—	0.75%	to	2.35%	-1.15%	to	0.46%
2015		18,678	$15.61	to	$27.44	$310,644	—	0.75%	to	2.35%	7.95%	to	9.71%
2014		15,938	$14.46	to	$25.08	$245,087	—	0.75%	to	2.35%	5.86%	to	7.64%
2013		17,930	$13.66	to	$23.37	$258,344	0.02%	0.75%	to	2.35%	35.65%	to	37.84%
2012		14,940	$10.07	to	$16.99	$158,174	—	0.75%	to	2.35%	15.88%	to	17.76%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Adviser Class
2016		15		$9.13		$138	3.99%		0.60%			0.66%
2015	7/7/2015	7		$9.07		$66	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
VY® Templeton Foreign Equity Portfolio - Service Class
2016		38,104	$8.95	to	$12.08	$396,763	3.06%	0.75%	to	2.35%	-0.81%	to	0.83%
2015		44,725	$8.53	to	$12.00	$466,571	3.70%	0.75%	to	2.35%	-5.83%	to	-4.29%
2014		49,812	$8.84	to	$12.57	$548,594	2.25%	0.75%	to	2.35%	-9.04%	to	-7.56%
2013		55,425	$9.68	to	$13.64	$667,777	1.32%	0.75%	to	2.35%	17.09%	to	18.99%
2012		59,624	$8.23	to	$11.48	$609,649	2.09%	0.75%	to	2.60%	15.92%	to	17.85%
Voya Strategic Allocation Conservative Portfolio - Class S
2016		114	$18.59	to	$19.95	$2,204	2.66%	0.75%	to	1.35%	4.09%	to	4.67%
2015		126	$17.86	to	$19.06	$2,327	2.63%	0.75%	to	1.35%	-1.76%	to	-1.14%
2014		115	$18.18	to	$19.28	$2,167	2.63%	0.75%	to	1.35%	4.97%	to	5.59%
2013		126	$17.32	to	$18.26	$2,250	1.94%	0.75%	to	1.35%	10.25%	to	10.94%
2012		97	$15.71	to	$16.46	$1,560	2.46%	0.75%	to	1.35%	10.48%	to	11.14%
Voya Strategic Allocation Growth Portfolio - Class S
2016		34	$21.53	to	$23.11	$754	2.35%	0.75%	to	1.35%	5.18%	to	5.82%
2015		35	$20.47	to	$21.84	$733	2.57%	0.75%	to	1.35%	-2.71%	to	-2.11%
2014		31	$21.04	to	$22.31	$669	1.78%	0.75%	to	1.35%	4.83%	to	5.43%
2013		28	$20.07	to	$21.16	$566	1.49%	0.75%	to	1.35%	20.47%	to	21.19%
2012		30	$16.66	to	$17.46	$505	1.04%	0.75%	to	1.35%	13.10%	to	13.89%
Voya Strategic Allocation Moderate Portfolio - Class S
2016		54	$20.01	to	$21.47	$1,126	2.36%	0.75%	to	1.35%	4.87%	to	5.50%
2015		56	$19.08	to	$20.35	$1,106	2.79%	0.75%	to	1.35%	-2.20%	to	-1.64%
2014		59	$19.51	to	$20.69	$1,189	2.08%	0.75%	to	1.35%	5.06%	to	5.72%
2013		74	$18.57	to	$19.57	$1,403	1.80%	0.75%	to	1.35%	14.70%	to	15.39%
2012		63	$16.19	to	$16.96	$1,042	1.69%	0.75%	to	1.35%	11.89%	to	12.54%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2016		63,421	$10.28	to	$16.42	$981,920	1.48%	0.60%	to	2.35%	6.65%	to	8.55%
2015		73,368	$9.47	to	$15.15	$1,058,329	1.51%	0.60%	to	2.35%	-4.12%	to	-2.57%
2014		83,625	$14.58	to	$15.55	$1,250,813	1.47%	0.75%	to	2.35%	7.60%	to	9.35%
2013		97,739	$13.55	to	$14.22	$1,349,848	0.87%	0.75%	to	2.35%	27.11%	to	29.16%
2012		110,959	$10.66	to	$11.01	$1,198,252	1.39%	0.75%	to	2.35%	12.45%	to	14.33%
Voya Growth and Income Portfolio - Class I
2016		51	$13.31	to	$14.91	$706	1.92%	0.95%	to	2.00%	7.51%	to	8.71%
2015		58	$12.38	to	$13.75	$735	2.02%	0.95%	to	2.00%	-3.36%	to	-2.37%
2014		65	$12.81	to	$14.13	$852	1.90%	0.95%	to	2.00%	8.47%	to	9.66%
2013		78	$11.81	to	$12.92	$937	2.20%	0.95%	to	2.00%	28.77%	to	29.07%
2012		7	$9.94	to	$10.01	$65	1.41%	1.25%	to	1.40%	14.25%	to	14.27%
Voya Growth and Income Portfolio - Class S
2016		38,388	$13.15	to	$25.64	$537,774	1.66%	0.75%	to	2.35%	6.91%	to	8.64%
2015		45,173	$12.30	to	$23.60	$588,326	1.69%	0.75%	to	2.35%	-3.98%	to	-2.40%
2014		52,449	$12.81	to	$24.18	$706,996	1.65%	0.75%	to	2.35%	7.83%	to	9.61%
2013		62,008	$11.69	to	$22.06	$770,429	1.05%	0.75%	to	2.60%	26.93%	to	29.38%
2012		72,404	$9.21	to	$17.05	$701,221	1.56%	0.50%	to	2.60%	12.45%	to	14.86%
Voya Euro STOXX 50® Index Portfolio - Class A
2016		2,347	$8.22	to	$9.10	$20,087	1.85%	0.95%	to	2.35%	-2.14%	to	-0.87%
2015		3,448	$8.40	to	$9.18	$30,010	3.56%	0.95%	to	2.35%	-6.87%	to	-5.56%
2014		2,843	$9.02	to	$9.72	$26,452	3.05%	0.95%	to	2.35%	-11.83%	to	-10.50%
2013		3,391	$10.23	to	$10.86	$35,414	2.00%	0.95%	to	2.35%	22.55%	to	24.26%
2012		1,036	$8.38	to	$8.74	$8,828	2.58%	0.95%	to	2.25%	19.18%	to	20.75%
Voya FTSE 100® Index Portfolio - Class A
2016		387	$10.54	to	$11.67	$4,267	4.59%	0.95%	to	2.35%	-3.92%	to	-2.67%
2015		504	$10.97	to	$11.99	$5,745	6.42%	0.95%	to	2.35%	-9.41%	to	-8.05%
2014		458	$12.11	to	$13.04	$5,743	3.70%	0.95%	to	2.35%	-9.02%	to	-7.78%
2013		379	$13.31	to	$14.14	$5,170	4.39%	0.95%	to	2.35%	16.04%	to	17.74%
2012		193	$11.47	to	$12.01	$2,261	2.59%	0.95%	to	2.35%	12.56%	to	14.16%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Equity Portfolio - Class A
2016		2		$9.69		$15	1.22%		0.60%			4.87%
2015	7/7/2015	0		$9.24		$4	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Global Equity Portfolio - Class S
2016		44,654	$9.32	to	$10.77	$441,417	2.56%	0.75%	to	2.35%	3.30%	to	4.97%
2015		53,150	$9.02	to	$10.26	$505,332	0.64%	0.75%	to	2.35%	-4.75%	to	-3.21%
2014		16,621	$9.47	to	$10.60	$164,912	2.93%	0.75%	to	2.35%	2.38%	to	4.02%
2013		18,226	$9.25	to	$10.19	$175,466	3.54%	0.75%	to	2.35%	10.91%	to	12.85%
2012		20,465	$8.34	to	$9.03	$176,328	4.00%	0.75%	to	2.35%	12.40%	to	14.16%
Voya Global Equity Portfolio - Class T
2016		4,266	$8.93	to	$9.17	$38,502	2.30%	0.95%	to	2.35%	2.88%	to	4.44%
2015	3/9/2015	5,793	$8.68	to	$8.78	$50,512	(d)	0.95%	to	2.35%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Hang Seng Index Portfolio - Class S
2016		1,814	$12.87	to	$14.36	$24,432	4.41%	0.95%	to	2.35%	0.63%	to	2.06%
2015		2,224	$12.79	to	$14.07	$29,591	3.25%	0.95%	to	2.35%	-7.45%	to	-6.14%
2014		2,344	$13.82	to	$14.99	$33,527	2.26%	0.95%	to	2.35%	0.95%	to	2.40%
2013		2,793	$13.69	to	$14.64	$39,381	4.23%	0.95%	to	2.35%	1.41%	to	2.88%
2012		3,815	$13.50	to	$14.23	$52,710	1.03%	0.95%	to	2.35%	25.35%	to	27.17%
Voya Index Plus LargeCap Portfolio - Class S
2016		5,820	$14.54	to	$23.21	$98,706	1.42%	0.75%	to	2.35%	7.40%	to	9.17%
2015		6,664	$13.49	to	$21.31	$104,070	1.36%	0.75%	to	2.35%	-1.73%	to	-0.17%
2014		7,851	$13.68	to	$21.39	$123,551	1.29%	0.75%	to	2.35%	10.87%	to	12.70%
2013		9,282	$12.29	to	$19.03	$130,749	1.61%	0.75%	to	2.35%	29.50%	to	31.66%
2012		11,145	$9.46	to	$14.49	$120,472	1.38%	0.75%	to	2.60%	11.15%	to	13.27%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class S
2016		4,011	$16.81	to	$30.11	$94,919	0.74%	0.75%	to	2.55%	14.87%	to	16.95%
2015		4,563	$14.56	to	$25.81	$92,995	0.68%	0.75%	to	2.55%	-4.55%	to	-2.80%
2014		5,341	$15.17	to	$26.62	$112,860	0.54%	0.75%	to	2.55%	6.52%	to	8.48%
2013		6,314	$14.16	to	$24.60	$124,289	0.93%	0.75%	to	2.60%	30.67%	to	33.22%
2012		7,243	$10.77	to	$18.51	$108,177	0.65%	0.75%	to	2.60%	14.39%	to	16.52%
Voya Index Plus SmallCap Portfolio - Class S
2016		3,311	$16.55	to	$30.42	$76,756	0.58%	0.75%	to	2.55%	23.83%	to	26.07%
2015		3,822	$13.30	to	$24.13	$70,840	0.65%	0.75%	to	2.55%	-5.93%	to	-4.21%
2014		4,459	$14.06	to	$25.19	$86,929	0.41%	0.75%	to	2.55%	2.55%	to	4.44%
2013		5,262	$13.63	to	$24.12	$99,365	0.76%	0.75%	to	2.60%	38.66%	to	41.22%
2012		6,026	$9.78	to	$17.08	$81,420	0.29%	0.75%	to	2.60%	9.19%	to	11.34%
Voya International Index Portfolio - Class A
2016		71,179	$9.07	to	$9.51	$657,808	2.62%	0.60%	to	2.35%	-1.95%	to	-0.22%
2015		81,730	$9.24	to	$9.54	$765,728	—	0.60%	to	2.35%	-3.75%	to	-2.25%
2014	2/12/2014	91,288	$9.61	to	$9.76	$882,816	(c)	0.75%	to	2.35%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Voya International Index Portfolio - Class S
2016		3,386	$8.01	to	$16.74	$29,139	2.92%	0.75%	to	2.35%	-1.84%	to	-0.24%
2015		4,078	$8.16	to	$16.78	$35,459	2.90%	0.75%	to	2.35%	-3.32%	to	-1.81%
2014		5,009	$8.44	to	$17.09	$44,815	0.67%	0.75%	to	2.35%	-8.46%	to	-6.87%
2013		6,821	$9.22	to	$18.35	$66,035	2.08%	0.75%	to	2.35%	18.36%	to	20.17%
2012		5,493	$7.79	to	$15.27	$45,019	2.61%	0.75%	to	2.35%	15.58%	to	17.64%
Voya Japan TOPIX® Index Portfolio - Class A
2016		823	$11.80	to	$13.07	$10,133	0.75%	0.95%	to	2.35%	0.51%	to	1.96%
2015		1,827	$11.74	to	$12.82	$22,157	1.12%	0.95%	to	2.35%	7.90%	to	9.39%
2014		836	$10.88	to	$11.69	$9,380	1.01%	1.00%	to	2.35%	-7.64%	to	-6.33%
2013		1,103	$11.78	to	$12.51	$13,312	2.31%	0.95%	to	2.35%	21.82%	to	23.62%
2012		475	$9.67	to	$10.12	$4,664	0.73%	0.95%	to	2.35%	5.11%	to	6.64%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2016		8,941	$10.80	to	$27.38	$224,178	1.13%	0.60%	to	2.35%	3.83%	to	5.68%
2015		9,757	$10.22	to	$25.95	$235,492	—	0.60%	to	2.35%	4.82%	to	6.57%
2014		9,971	$22.16	to	$24.35	$229,161	0.97%	0.75%	to	2.35%	10.12%	to	11.90%
2013		9,043	$19.85	to	$21.76	$187,827	1.19%	0.75%	to	2.35%	28.59%	to	30.69%
2012		9,520	$15.23	to	$16.65	$152,860	1.08%	0.75%	to	2.35%	11.61%	to	13.42%
Voya Russell™ Large Cap Index Portfolio - Class S
2016		25,292	$15.00	to	$26.73	$401,932	1.65%	0.80%	to	2.35%	8.07%	to	9.82%
2015		27,021	$13.88	to	$24.36	$394,456	1.41%	0.80%	to	2.35%	-0.57%	to	0.98%
2014		29,813	$13.96	to	$24.15	$434,879	1.36%	0.80%	to	2.35%	9.92%	to	11.73%
2013		30,100	$12.70	to	$21.64	$397,456	1.43%	0.80%	to	2.35%	28.80%	to	30.67%
2012		32,375	$9.86	to	$16.57	$330,009	2.26%	0.80%	to	2.35%	12.56%	to	14.38%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2016		7	$11.05	to	$11.08	$74	1.27%	1.25%	to	1.40%	13.92%	to	14.23%
2015	8/14/2015	9		$9.70		$83	(d)	1.25%	to	1.40%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2016		11,927	$11.01	to	$24.90	$267,245	1.36%	0.60%	to	2.35%	12.56%	to	14.66%
2015		13,193	$9.62	to	$21.80	$262,200	—	0.60%	to	2.35%	-6.02%	to	-4.72%
2014		5,321	$21.09	to	$22.88	$115,903	1.41%	0.95%	to	2.35%	9.62%	to	11.18%
2013		4,330	$19.24	to	$20.58	$85,774	1.48%	0.95%	to	2.35%	28.35%	to	30.17%
2012		4,034	$14.99	to	$15.81	$61,922	1.35%	0.95%	to	2.35%	13.22%	to	14.90%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2016		9,694	$24.67	to	$27.65	$250,790	0.68%	0.90%	to	2.35%	4.27%	to	5.86%
2015		10,648	$23.66	to	$26.12	$262,861	0.70%	0.90%	to	2.35%	-3.11%	to	-1.66%
2014		11,015	$24.42	to	$26.56	$278,933	0.22%	0.90%	to	2.35%	8.49%	to	10.07%
2013		12,722	$22.51	to	$24.13	$295,192	0.75%	0.90%	to	2.35%	31.79%	to	33.68%
2012		14,090	$17.08	to	$18.05	$246,554	0.36%	0.90%	to	2.35%	12.74%	to	14.46%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Index Portfolio - Class A
2016		165		$10.32		$1,697	0.70%		0.60%			12.17%
2015	7/7/2015	50		$9.20		$459	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Russell™ Mid Cap Index Portfolio - Class S
2016		13,179	$16.57	to	$18.76	$229,870	1.00%	0.95%	to	2.35%	10.47%	to	12.07%
2015		12,172	$15.00	to	$16.74	$191,278	1.19%	0.95%	to	2.35%	-5.30%	to	-4.01%
2014		13,716	$15.84	to	$17.44	$226,480	0.86%	0.95%	to	2.35%	9.77%	to	11.37%
2013		12,697	$14.43	to	$15.66	$189,802	1.00%	0.95%	to	2.35%	30.71%	to	32.60%
2012		10,856	$11.04	to	$11.81	$123,542	0.93%	0.95%	to	2.35%	13.93%	to	15.56%
Voya Russell™ Small Cap Index Portfolio - Class A
2016		105	$10.85	to	$10.89	$1,139	0.62%	0.60%	to	1.15%		19.80%
2015	7/7/2015	33		$9.09		$299	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Russell™ Small Cap Index Portfolio - Class S
2016		11,530	$16.86	to	$19.18	$204,976	0.97%	0.90%	to	2.35%	17.98%	to	19.73%
2015		12,208	$14.29	to	$16.02	$183,175	0.93%	0.90%	to	2.35%	-7.03%	to	-5.60%
2014		12,828	$15.37	to	$16.97	$205,770	0.78%	0.90%	to	2.35%	2.19%	to	3.67%
2013		16,268	$15.04	to	$16.37	$253,638	1.07%	0.90%	to	2.35%	35.13%	to	37.22%
2012		13,186	$11.13	to	$11.93	$151,300	0.68%	0.90%	to	2.35%	13.11%	to	14.71%
Voya Small Company Portfolio - Class S
2016		5,486	$18.48	to	$34.64	$109,739	0.17%	0.75%	to	2.35%	21.26%	to	23.24%
2015		5,554	$15.24	to	$28.18	$91,118	0.24%	0.75%	to	2.35%	-3.36%	to	-1.78%
2014		5,568	$15.77	to	$28.76	$94,403	0.10%	0.75%	to	2.35%	3.75%	to	5.48%
2013		6,326	$15.20	to	$27.34	$102,570	0.29%	0.75%	to	2.35%	34.16%	to	36.34%
2012		6,827	$11.33	to	$20.10	$82,209	0.15%	0.75%	to	2.35%	11.63%	to	13.40%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class S
2016		19,330	$10.85	to	$12.56	$221,944	2.03%	0.75%	to	2.35%	-0.37%	to	1.30%
2015		20,433	$10.89	to	$12.41	$234,022	2.07%	0.75%	to	2.35%	-2.33%	to	-0.72%
2014		19,433	$11.15	to	$12.52	$226,662	1.78%	0.75%	to	2.35%	2.95%	to	4.71%
2013		16,310	$10.83	to	$11.98	$183,572	1.59%	0.75%	to	2.35%	-5.00%	to	-3.57%
2012		20,537	$11.27	to	$12.44	$241,724	1.85%	0.75%	to	2.60%	0.90%	to	2.84%
Voya MidCap Opportunities Portfolio - Class A
2016		80		$10.01		$804	—		0.60%			6.15%
2015	7/7/2015	30		$9.43		$286	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya MidCap Opportunities Portfolio - Class S
2016		21,188	$16.31	to	$33.46	$387,227	—	0.75%	to	2.35%	4.47%	to	6.20%
2015		24,676	$15.59	to	$31.58	$428,196	—	0.75%	to	2.35%	-2.09%	to	-0.47%
2014		27,815	$15.91	to	$31.82	$489,948	0.33%	0.75%	to	2.35%	5.98%	to	7.74%
2013		33,947	$15.00	to	$29.61	$560,431	—	0.75%	to	2.35%	28.62%	to	30.67%
2012		27,450	$11.65	to	$22.71	$349,367	0.41%	0.50%	to	2.35%	11.26%	to	13.37%
Voya SmallCap Opportunities Portfolio - Class A
2016		110		$10.39		$1,138	—		0.60%			12.20%
2015	7/7/2015	37		$9.26		$346	(d)		0.60%			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya SmallCap Opportunities Portfolio - Class S
2016		2,671	$14.43	to	$33.22	$44,558	—	0.75%	to	2.35%	10.44%	to	12.25%
2015		3,164	$13.05	to	$29.67	$47,270	—	0.75%	to	2.35%	-3.44%	to	-1.86%
2014		3,687	$13.51	to	$30.31	$56,360	—	0.75%	to	2.35%	2.89%	to	4.53%
2013		4,595	$13.12	to	$29.06	$67,639	—	0.75%	to	2.35%	35.45%	to	37.75%
2012		5,427	$9.67	to	$21.16	$58,278	—	0.75%	to	2.35%	12.20%	to	14.02%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo VT Index Asset Allocation Fund - Class 2
2016		58	$19.02	to	$20.21	$1,152	0.86%	1.65%	to	2.10%	5.37%	to	5.87%
2015		68	$15.95	to	$19.09	$1,282	1.05%	1.65%	to	2.20%	-0.99%	to	-0.42%
2014		73	$16.11	to	$19.17	$1,373	1.50%	1.65%	to	2.20%	15.48%	to	16.11%
2013		96	$13.95	to	$16.51	$1,560	1.67%	1.65%	to	2.20%	17.03%	to	17.68%
2012		104	$11.92	to	$14.36	$1,443	1.37%	1.40%	to	2.20%	10.58%	to	11.40%
Wells Fargo VT Omega Growth Fund - Class 2
2016		41	$18.50	to	$19.50	$771	—	1.40%	to	2.20%	-1.70%	to	-0.86%
2015		55	$18.82	to	$19.67	$1,047	—	1.40%	to	2.20%	-0.90%	to	-0.10%
2014		59	$18.99	to	$19.69	$1,131	—	1.40%	to	2.20%	1.61%	to	2.39%
2013		74	$18.69	to	$19.23	$1,401	0.16%	1.40%	to	2.20%	36.82%	to	37.95%
2012		82	$13.66	to	$13.94	$1,122	—	1.40%	to	2.20%	17.76%	to	18.74%
Wells Fargo VT Small Cap Growth Fund - Class 2
2016		8	$24.53	to	$26.06	$202	—	1.65%	to	2.10%	5.46%	to	5.98%
2015		8	$20.21	to	$24.59	$192	—	1.65%	to	2.20%	-5.03%	to	-4.50%
2014		9	$21.28	to	$25.75	$229	—	1.65%	to	2.20%	-4.06%	to	-3.49%
2013		12	$22.18	to	$26.68	$315	—	1.65%	to	2.20%	46.98%	to	47.73%
2012		13	$15.09	to	$18.48	$233	—	1.40%	to	2.20%	5.45%	to	6.33%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

(a)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Insurance and Annuity Company

We have audited the accompanying balance sheets of Voya Insurance and Annuity Company as of December 31, 2016 and 2015, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voya Insurance and Annuity Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 16, 2017

C-2

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $21,123.0 as of 2016 and $22,069.6 as of 2015)	$21,873.8	$22,458.4
Fixed maturities, at fair value using the fair value option	647.5	547.4
Equity securities, available-for-sale, at fair value (cost of $15.2 as of 2016 and $15.4 as of 2015)	18.7	19.2
Short-term investments	429.7	1,069.4
Mortgage loans on real estate, net of valuation allowance of $1.0 as of 2016 and 2015	3,881.5	3,310.9
Policy loans	74.7	79.8
Limited partnerships/corporations	227.4	186.3
Derivatives	978.8	799.4
Other investments	18.6	48.6
Securities pledged (amortized cost of $722.6 as of 2016 and $633.3 as of 2015)	748.2	672.4
Total investments	28,898.9	29,191.8
Cash and cash equivalents	763.5	646.5
Short-term investments under securities loan agreements, including collateral delivered	187.3	232.7
Accrued investment income	232.4	239.3
Deposits, premiums receivable and reinsurance recoverable	7,417.5	5,645.9
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	2,028.6	2,576.4
Due from affiliates	31.7	27.5
Current income tax recoverable from Parent	4.1	—
Deferred income taxes	—	94.8
Other assets	303.6	337.5
Assets held in separate accounts	30,933.7	33,355.5
Total assets	$70,801.3	$72,347.9

The accompanying notes are an integral part of these Financial Statements.

C-3

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015

Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$28,941.6	$27,749.8
Payable for securities purchased	15.5	108.1
Payables under securities loan agreements, including collateral held	865.2	656.1
Long-term debt	435.0	435.0
Due to affiliates	44.1	44.4
Funds held under reinsurance treaties with affiliates	6,657.3	6,797.1
Derivatives	179.4	204.6
Current income tax payable to Parent	—	27.6
Deferred income taxes	10.8	—
Other liabilities	150.0	153.4
Liabilities related to separate accounts	30,933.7	33,355.5
Total liabilities	68,232.6	69,531.6

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding as of 2016 and 2015; $10 par value per share)	2.5	2.5
Additional paid-in capital	4,448.8	4,821.2
Accumulated other comprehensive income (loss)	425.1	319.6
Retained earnings (deficit)	(2,307.7)	(2,327.0)
Total shareholder's equity	2,568.7	2,816.3
Total liabilities and shareholder's equity	$70,801.3	$72,347.9

The accompanying notes are an integral part of these Financial Statements.

C-4

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Operations
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Revenues:
Net investment income	$1,362.5	$1,305.5	$1,264.7
Fee income	627.3	718.7	824.8
Premiums	496.5	505.8	537.8
Net realized capital gains (losses):
Total other-than-temporary impairments	(8.5)	(30.3)	(6.0)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	1.5	2.5	(0.3)
Net other-than-temporary impairments recognized in earnings	(10.0)	(32.8)	(5.7)
Other net realized capital gains (losses)	(874.9)	(98.8)	(768.4)
Total net realized capital gains (losses)	(884.9)	(131.6)	(774.1)
Other revenue	16.9	19.7	29.8
Total revenues	1,618.3	2,418.1	1,883.0
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	557.6	1,290.6	1,391.9
Operating expenses	463.0	486.2	489.6
Net amortization of Deferred policy acquisition costs and Value of business acquired	423.0	667.0	(116.0)
Interest expense	28.3	28.2	28.2
Other expense	11.2	25.1	16.9
Total benefits and expenses	1,483.1	2,497.1	1,810.6
Income (loss) before income taxes	135.2	(79.0)	72.4
Income tax expense (benefit)	115.9	(53.9)	97.3
Net income (loss)	$19.3	$(25.1)	$(24.9)

The accompanying notes are an integral part of these Financial Statements.

C-5

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Net income (loss)	$19.3	$(25.1)	$(24.9)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	153.4	(451.6)	180.1
Other-than-temporary impairments	9.0	6.6	16.7
Pension and other postretirement benefits liability	(0.1)	(0.2)	(0.2)
Other comprehensive income (loss), before tax	162.3	(445.2)	196.6
Income tax expense (benefit) related to items of other comprehensive income (loss)	56.8	(155.8)	68.8
Other comprehensive income (loss), after tax	105.5	(289.4)	127.8
Comprehensive income (loss)	$124.8	$(314.5)	$102.9

The accompanying notes are an integral part of these Financial Statements.

C-6

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2014	$2.5	$5,525.6	$481.2	$(2,277.0)	$3,732.3
Comprehensive income (loss):
Net income (loss)	—	—	—	(24.9)	(24.9)
Other comprehensive income (loss), after tax	—	—	127.8	—	127.8
Total comprehensive income (loss)					102.9
Dividends paid and distributions of capital	—	(216.0)	—	—	(216.0)
Employee related benefits	—	1.0	—	—	1.0
Balance as of December 31, 2014	2.5	5,310.6	609.0	(2,301.9)	3,620.2
Comprehensive income (loss):
Net income (loss)	—	—	—	(25.1)	(25.1)
Other comprehensive income (loss), after tax	—	—	(289.4)	—	(289.4)
Total comprehensive income (loss)					(314.5)
Dividends paid and distributions of capital	—	(492.0)	—	—	(492.0)
Employee related benefits	—	2.6	—	—	2.6
Balance as of December 31, 2015	2.5	4,821.2	319.6	(2,327.0)	2,816.3
Comprehensive income (loss):
Net income (loss)	—	—	—	19.3	19.3
Other comprehensive income (loss), after tax	—	—	105.5	—	105.5
Total comprehensive income (loss)					124.8
Dividends paid and distributions of capital	—	(373.0)	—	—	(373.0)
Employee related benefits	—	0.6	—	—	0.6
Balance as of December 31, 2016	$2.5	$4,448.8	$425.1	$(2,307.7)	$2,568.7

The accompanying notes are an integral part of these Financial Statements.

C-7

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2016, 2015 and 2014 (In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Operating Activities:
Net income (loss)	$19.3	$(25.1)	$(24.9)
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(151.7)	(137.4)	(146.6)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	549.3	776.9	(96.7)
Net accretion/amortization of discount/premium	8.4	10.8	16.0
Future policy benefits, claims reserves and interest credited	1,327.0	1,452.8	1,145.3
Deferred income tax expense (benefit)	48.9	14.6	27.4
Net realized capital losses	884.9	131.6	774.1
Employee related benefits	0.5	2.2	(0.3)
Change in:
Accrued investment income	6.9	(15.2)	(3.8)
Premiums receivable and reinsurance recoverable	(1,742.6)	(1,328.3)	(1,195.1)
Other receivables and asset accruals	(2.2)	18.5	(3.9)
Other reinsurance asset	14.1	24.8	7.6
Due to/from affiliates	(4.5)	(10.2)	—
Income tax recoverable	(31.7)	25.5	24.7
Funds held under reinsurance treaties with affiliates	(201.3)	1,046.1	1,924.4
Other payables and accruals	(3.8)	(19.1)	4.8
Other, net	(6.4)	7.5	(10.6)
Net cash provided by operating activities	$715.1	$1,976.0	$2,442.4

The accompanying notes are an integral part of these Financial Statements.

C-8

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2016, 2015 and 2014 (In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$4,693.6	$3,752.5	$4,169.4
Equity securities, available-for-sale	0.3	—	0.4
Mortgage loans on real estate	420.8	463.7	562.0
Limited partnerships/corporations	44.4	33.2	33.9
Acquisition of:
Fixed maturities	(4,104.6)	(4,553.0)	(4,531.7)
Equity securities, available-for-sale	—	(7.4)	—
Mortgage loans on real estate	(991.7)	(833.1)	(578.8)
Limited partnerships/corporations	(77.9)	(54.6)	(63.2)
Derivatives, net	(1,284.4)	(128.6)	(969.4)
Short-term investments, net	639.7	(322.5)	(179.8)
Policy loans, net	5.1	7.6	7.5
Collateral received (delivered), net	254.5	160.7	215.2
Other investments, net	28.5	0.7	25.0
Net cash used in investing activities	(371.7)	(1,480.8)	(1,309.5)
Cash Flows from Financing Activities:
Deposits received for investment contracts	3,165.3	2,597.1	3,363.0
Maturities and withdrawals from investment contracts	(3,016.2)	(2,349.3)	(4,484.5)
(Settlements) receipts on deposit contracts	(2.5)	32.7	167.7
Excess tax benefits on share-based compensation	—	0.4	1.3
Dividends paid and distributions of capital	(373.0)	(492.0)	(216.0)
Net cash used in financing activities	(226.4)	(211.1)	(1,168.5)
Net increase (decrease) in cash and cash equivalents	117.0	284.1	(35.6)
Cash and cash equivalents, beginning of period	646.5	362.4	398.0
Cash and cash equivalents, end of period	$763.5	$646.5	$362.4
Supplemental cash flow information:
Income taxes paid (received), net	$98.7	$(93.9)	$44.3
Interest paid	28.2	28.2	28.2
Non-cash investing and financing activities:
Securities received from affiliate under reinsurance agreements	$61.5	$716.6	$—

The accompanying notes are an integral part of these Financial Statements.

C-9

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Insurance and Annuity Company ("VIAC" or "the Company") is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. VIAC is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company, was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING Group continues to hold certain warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.

VIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers various insurance products, including fixed and indexed annuities, investment-only products and payout annuities for pre-retirement wealth accumulation and postretirement income management. The Company's annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company stopped actively writing new retail variable annuity products with substantial guarantee features in early 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited in VIAC variable annuities as add-on premiums to existing contracts.

In 2009, the Company made a strategic decision to run-off the assets and liabilities related to guaranteed investment contracts and funding agreements previously issued to institutional investors and corporate benefit plans. As such, no guaranteed investment contracts were outstanding during 2016 and 2015. Additionally, all of the previously issued funding agreements will mature or be terminated by the end of 2017. We may issue new funding agreements to support liquidity in the future.

The Company has one operating segment.

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

C-10

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;

•	Deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA, DSI and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have

C-11

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system

C-12

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

and is required to own a certain amount of FHLB stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis.This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service

C-13

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change

C-14

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within coinsurance with funds withheld arrangements are reported with the host contract in Deposits and reinsurance recoverable or Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. (See "Sales Inducements" below.) DAC, VOBA and DSI are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

C-15

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life ("UL") and variable universal life ("VUL") contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC, VOBA, DSI, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC, VOBA and DSI on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC, VOBA or DSI are not deemed recoverable from future gross profits, charges will be applied against the DAC, VOBA or DSI balances before an additional reserve is established.

During the year ended December 31, 2016, the Company's reviews resulted in loss recognition of $170.0 before income taxes, of which $137.7 and $32.3 was recorded to Net amortization of DAC and VOBA and Interest credited and other benefits to contract owners, respectively, in the Statements of Operations, with a corresponding decrease on the Balance Sheets to Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract owners.

During the year ended December 31, 2015, the Company's reviews resulted in loss recognition of $342.0 before income taxes, of which $276.9 and $65.1 was recorded to Net amortization of DAC and VOBA and Interest credited and other benefits to contract owners, respectively, in the Statements of Operations, with a corresponding decrease on the Balance Sheets to Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract owners.

The Company did not have any loss recognition for the year ended December 31, 2014.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC, VOBA and DSI related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC, VOBA and DSI related to the replaced contracts are written off to the same account in which amortization is reported in the Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC, VOBA and DSI balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

C-16

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other significant assumptions used in the estimation of gross profits include mortality, and for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to mortality and estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The Company defers sales inducements and amortizes DSI over the estimated lives of the related contracts using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in Interest credited and other benefits to contract owners in the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

•
Reserves for traditional life insurance contracts (term insurance, participating and non-participating whole life insurance and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses and persistency are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 2.3% to 7.2%.

•
Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 7.5%.

Although assumptions are "locked-in" upon the issuance of traditional life insurance contracts, certain accident and health insurance contracts and payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation. During the years ended December 31, 2016 and 2015, the Company established premium deficiency reserves of $36.3 and $126.0, respectively, before tax related to certain payout annuity contracts, which were recorded as increases in Policyholder benefits and contract owner balances with a corresponding increase in Deposits and reinsurance recoverable, as the reserves are ceded to an affiliate on a 100% coinsurance and coinsurance funds withheld basis. The establishment of these premium deficiency reserve had no impact in the Statements of Operations for the years ended December 31, 2016 and 2015. The Company did not establish any premium deficiency reserves during the year ended December 31, 2014.

Contract Owner Account Balances
Contract owner account balances relate to universal life-type and investment-type contracts, as follows:

•
Account balances for funding agreements are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

C-17

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	Account balances for universal life-type contracts, including VUL, are equal to cumulative deposits, less charges, withdrawals and account values released upon death, plus credited interest thereon.

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 7.5% for the years 2016, 2015 and 2014. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life-type products and certain variable annuity guaranteed benefits. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Universal and Variable Life: Reserves for UL and VUL secondary guarantees and paid-up guarantees are calculated by estimating the expected value of death benefits payable and recognizing those benefits ratably over the accumulation period based on total expected assessments. The reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years. Assumptions used, such as the interest rate, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. Reserves for UL and VUL secondary guarantees and paid-up guarantees are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the DAC model for the period. The calculated reserve includes provisions for UL contracts that produce expected gains from the insurance benefit function followed by losses from that function in later years. Additional reserves are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

GMDB and GMIB: Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. In addition, the reserve for the GMIB incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable ("in the money") guarantees, where the notional benefit amount is in excess of the account value. Reserves for GMDB and GMIB are recorded in Future policy benefits and contract owner account balances on the Balance Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

GMAB, GMWB, GMWBL and FIA: The Company issues certain products that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWB"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Balance Sheets, with changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

C-18

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

At inception of the GMAB, GMWB and GMWBL contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception, the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits, minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.).

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

The liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives includes an adjustment to reflect the risk that these obligations will not be fulfilled (“nonperformance risk”).

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations, and the Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is on the Balance Sheets carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium and direct and any incremental costs attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance Sheets. Discounts, premiums and direct and incremental costs are amortized as a component of Interest expense in the Statements of Operations over the life of the debt using the effective interest method of amortization.

C-19

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in Premiums in the Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations when incurred.

Amounts received as payment for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

C-20

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Financial Statements. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

Short-duration: For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements

C-21

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Deposits, premiums receivable and reinsurance recoverable on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company has entered into combined coinsurance and coinsurance funds withheld reinsurance arrangements that contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld payable under the agreements.

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver Insurance Company ("SLD") and Roaring River II, Inc. ("RRII"), primarily related to funding agreements and UL policies with respect to SLD and variable annuities with respect to RRII.

Participating Insurance

Participating business approximates 14.4% of the Company's ordinary life insurance in force and 30.0% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $8.1 were incurred during the year ended December 31, 2016. Dividends to participating policyholders of $8.6, were incurred during the years ended December 31, 2015 and 2014.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-22

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Short-Duration Contracts
In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2015-09, "Financial Services - Insurance (Accounting Standards Codification ("ASC") Topic 944): Disclosures about Short-Duration Contracts" ("ASU 2015-09"), which requires insurance entities to disclose, for annual reporting periods, information about the liability for unpaid claims and claim adjustment expenses and about significant changes in methodologies and assumptions used to calculate the liability for unpaid claims and claims adjustment expenses. The standard also requires entities to disclose, for annual and interim reporting periods, a rollforward of the liability for unpaid claims and claim adjustment expenses.

The provisions of ASU 2015-09 were adopted, retrospectively, by the Company on December 15, 2016. The adoption had no effect on the Company's disclosures, as the Company's liabilities to which this guidance relates are not significant.

Derivative Contract Novations
In March 2016, the FASB issued ASU 2016-05, “Derivatives and Hedging (ASC Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships” ("ASU 2016-05"), which clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under ASC Topic 815 does not, in and of itself, require dedesignation of that hedging relationship.

The provisions of ASU 2016-05 are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016 with early adoption permitted, using either a prospective or modified retrospective approach. The Company elected to early adopt ASU 2016-05 as of January 1, 2016 on a prospective basis. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

Consolidation
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar legal entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The Company adopted the provisions of ASU 2015-02 on January 1, 2016 using a modified retrospective approach. The adoption had no effect on the Company's financial condition or results of operations, but impacted disclosures only. Investments in limited partnerships previously accounted for as VOEs became VIEs under the new guidance as the limited partners do not hold substantive kick-out rights or participating rights. See Variable Interest Entities section of the Investments Note to these Financial Statements for additional information.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

C-23

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2014-16 were adopted by the Company on January 1, 2016. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Statement of Cash Flows
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (ASC Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide guidance on eight specific cash flow issues.

The provisions of ASU 2016-15 are effective retrospectively for fiscal years beginning after December 15, 2017, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-15.

Financial Instruments - Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which:

•	Introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments,

•	Modifies the impairment model for available-for-sale debt securities, and

•	Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

The provisions of ASU 2016-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted for fiscal years beginning after December 15, 2018. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

Debt Instruments
In March 2016, the FASB issued ASU 2016-06, “Derivatives and Hedging (ASC Topic 815): Contingent Put and Call Options in Debt Instruments” (“ASU 2016-06”), which clarifies that an entity is only required to follow the four-step decision sequence when assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts for purposes of bifurcating an embedded derivative. The entity does not need to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks.

The provisions of ASU 2016-06 are effective on a modified retrospective basis for fiscal years beginning after December 15, 2016, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-06.

Financial Instruments - Recognition and Measurement
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

C-24

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to the balance sheet as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.

The provisions of ASU 2014-09 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted as of January 1, 2017. Initial adoption of ASU 2014-09 is required to be reported using either a retrospective or modified retrospective approach.
The Company plans to adopt ASU 2014-09 on January 1, 2018. As the scope of ASU 2014-09 excludes insurance contracts and financial instruments, the guidance does not apply to a significant portion of the Company’s business. Consequently, the Company does not currently expect the adoption of this guidance to have a material impact; however, implementation efforts, including assessment of transition approach, are ongoing.

C-25

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2016:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$946.4	$45.0	$8.5	$—	$982.9	$—
U.S. Government agencies and authorities	29.4	3.6	—	—	33.0	—
State, municipalities and political subdivisions	500.1	8.3	11.0	—	497.4	—
U.S. corporate public securities	9,992.8	509.9	58.0	—	10,444.7	4.0
U.S. corporate private securities	2,753.6	73.4	49.4	—	2,777.6	—
Foreign corporate public securities and foreign governments (1)	2,620.2	99.5	30.6	—	2,689.1	—
Foreign corporate private securities (1)	2,734.6	103.9	23.1	—	2,815.4	—

Residential mortgage-backed securities:
Agency	1,375.6	61.5	13.2	11.0	1,434.9	—
Non-Agency	271.4	41.1	2.3	4.6	314.8	11.0
Total Residential mortgage-backed securities	1,647.0	102.6	15.5	15.6	1,749.7	11.0
Commercial mortgage-backed securities	951.2	14.0	8.1	—	957.1	—
Other asset-backed securities	317.8	7.8	3.0	—	322.6	0.3

Total fixed maturities, including securities pledged	22,493.1	968.0	207.2	15.6	23,269.5	15.3
Less: Securities pledged	722.6	29.2	3.6	—	748.2	—
Total fixed maturities	21,770.5	938.8	203.6	15.6	22,521.3	15.3
Equity securities	15.2	3.5	—	—	18.7	—
Total fixed maturities and equity securities investments	$21,785.7	$942.3	$203.6	$15.6	$22,540.0	$15.3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $118.2 of net unrealized gains on impaired available-for-sale securities.

C-26

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$992.7	$70.2	$4.2	$—	$1,058.7	$—
U.S. Government agencies and authorities	79.4	2.8	0.3	—	81.9	—
State, municipalities and political subdivisions	359.1	6.6	5.2	—	360.5	—
U.S. corporate public securities	10,718.9	389.2	236.2	—	10,871.9	4.5
U.S. corporate private securities	2,365.0	74.3	44.9	—	2,394.4	—
Foreign corporate public securities and foreign governments (1)	2,826.9	67.3	101.2	—	2,793.0	—
Foreign corporate private securities (1)	2,592.9	95.0	61.9	—	2,626.0	—

Residential mortgage-backed securities
Agency	1,525.4	81.2	5.8	14.9	1,615.7	—
Non-Agency	221.4	43.9	2.1	6.2	269.4	19.5
Total Residential mortgage-backed securities	1,746.8	125.1	7.9	21.1	1,885.1	19.5
Commercial mortgage-backed securities	1,311.0	35.8	3.4	—	1,343.4	—
Other asset-backed securities	257.6	11.3	5.6	—	263.3	0.3

Total fixed maturities, including securities pledged	23,250.3	877.6	470.8	21.1	23,678.2	24.3
Less: Securities pledged	633.3	52.2	13.1	—	672.4	—
Total fixed maturities	22,617.0	825.4	457.7	21.1	23,005.8	24.3
Equity securities	15.4	3.8	—	—	19.2	—
Total fixed maturities and equity securities investments	$22,632.4	$829.2	$457.7	$21.1	$23,025.0	$24.3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $180.3 of net unrealized gains on impaired available-for-sale securities.

C-27

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2016, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$977.5	$978.6
After one year through five years	4,778.4	4,977.2
After five years through ten years	8,053.5	8,171.5
After ten years	5,767.7	6,112.8
Mortgage-backed securities	2,598.2	2,706.8
Other asset-backed securities	317.8	322.6
Fixed maturities, including securities pledged	$22,493.1	$23,269.5

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2016 and 2015, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2016
Communications	$1,070.3	$83.7	$4.4	$1,149.6
Financial	2,917.6	115.6	18.2	3,015.0
Industrial and other companies	8,692.2	342.7	70.7	8,964.2
Energy	1,809.2	85.5	20.5	1,874.2
Utilities	2,642.1	125.4	32.8	2,734.7
Transportation	600.3	24.2	5.9	618.6
Total	$17,731.7	$777.1	$152.5	$18,356.3

December 31, 2015
Communications	$1,147.2	$64.9	$17.9	$1,194.2
Financial	2,798.2	108.8	22.1	2,884.9
Industrial and other companies	8,778.0	282.1	165.9	8,894.2
Energy	2,357.3	32.2	175.9	2,213.6
Utilities	2,500.6	113.6	31.2	2,583.0
Transportation	571.8	17.0	13.8	575.0
Total	$18,153.1	$618.6	$426.8	$18,344.9

C-28

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2016 and 2015, approximately 53.8% and 46.6%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2016 and 2015, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2016 and 2015, the fair value of loaned securities was $270.9 and $147.9, respectively, and is included in Securities pledged on the Balance Sheets. As of December 31, 2016 and 2015, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $111.0 and $153.6, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Balance Sheets. As of December 31, 2016 and 2015, liabilities to return collateral of $111.0 and $153.6, respectively, are included in Payables under securities loan agreements, including collateral held on the Balance Sheets.

During the first quarter of 2016 under an amendment to the securities lending program, the Company began accepting non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2016, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $168.2. As of December 31, 2015, the Company did not retain any securities as collateral.

C-29

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2016(1)	December 31, 2015
U.S. Treasuries	$62.4	$—
U.S. corporate public securities	174.3	73.5
Foreign corporate public securities and foreign governments	42.5	80.1
Payables under securities loan agreements	$279.2	$153.6
(1) Borrowings under securities lending transactions include both cash and non-cash collateral of $111.0 and $168.2, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $227.4 and $1.2 as of December 31, 2016 and 2015, respectively; these investments are included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Statements of Operations. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-30

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2016:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$455.0	$8.5	$—	$—	$—	$—	$455.0	$8.5
U.S. Government agencies and authorities	—	—	—	—	—	—	—	—
State, municipalities and political subdivisions	269.3	9.5	—	—	11.7	1.5	281.0	11.0
U.S. corporate public securities	1,931.7	43.0	23.9	1.2	171.2	13.8	2,126.8	58.0
U.S. corporate private securities	822.9	29.2	34.5	0.7	122.9	19.5	980.3	49.4
Foreign corporate public securities and foreign governments	411.2	12.7	19.6	1.4	140.6	16.5	571.4	30.6
Foreign corporate private securities	478.6	17.8	—	—	50.7	5.3	529.3	23.1
Residential mortgage-backed	374.8	10.9	34.8	0.8	53.3	3.8	462.9	15.5
Commercial mortgage-backed	281.2	6.4	12.9	—	14.1	1.7	308.2	8.1
Other asset-backed	87.5	0.3	—	—	52.0	2.7	139.5	3.0
Total	$5,112.2	$138.3	$125.7	$4.1	$616.5	$64.8	$5,854.4	$207.2

C-31

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$311.6	$4.2		$—	$—	$—	$—	$311.6	$4.2
U.S. Government agencies and authorities	49.3	0.3		—	—	—	—	49.3	0.3
State, municipalities and political subdivisions	116.9	1.3		98.9	3.9	—	—	215.8	5.2
U.S. corporate public securities	1,973.2	63.0		2,250.3	140.7	136.1	32.5	4,359.6	236.2
U.S. corporate private securities	362.0	9.7		369.5	28.2	34.3	7.0	765.8	44.9
Foreign corporate public securities and foreign governments	815.3	28.0		416.3	45.7	134.0	27.5	1,365.6	101.2
Foreign corporate private securities	492.8	40.6		194.5	14.3	23.0	7.0	710.3	61.9
Residential mortgage-backed	145.8	1.0		94.1	1.7	150.8	5.2	390.7	7.9
Commercial mortgage-backed	236.2	1.9		25.2	0.8	0.7	0.7	262.1	3.4
Other asset-backed	13.5	—	*	—	—	76.7	5.6	90.2	5.6
Total	$4,516.6	$150.0		$3,448.8	$235.3	$555.6	$85.5	$8,521.0	$470.8
*Less than $0.1.

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 90.5% and 86.6% of the average book value as of December 31, 2016 and 2015, respectively.

C-32

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2016
Six months or less below amortized cost	$5,318.4	$18.5	$147.7	$4.2	955	8
More than six months and twelve months or less below amortized cost	260.5	12.6	15.5	4.0	59	3
More than twelve months below amortized cost	429.5	22.1	29.2	6.6	141	6
Total	$6,008.4	$53.2	$192.4	$14.8	1,155	17

December 31, 2015
Six months or less below amortized cost	$4,611.3	$468.6	$131.4	$131.5	758	93
More than six months and twelve months or less below amortized cost	3,445.1	—	171.2	—	524	—
More than twelve months below amortized cost	450.4	16.4	32.4	4.3	158	3
Total	$8,506.8	$485.0	$335.0	$135.8	1,440	96

C-33

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses			Number of Securities
	< 20%	> 20%		< 20%	> 20%		< 20%	> 20%
December 31, 2016
U.S. Treasuries	$463.5	$—		$8.5	$—		11	—
U.S. Government agencies and authorities	—	—		—	—		—	—
State, municipalities and political subdivisions	292.0	—		11.0	—		185	—
U.S. corporate public securities	2,172.6	12.2		55.0	3.0		374	3
U.S. corporate private securities	995.5	34.2		40.3	9.1		114	3
Foreign corporate public securities and foreign governments	597.8	4.2		29.6	1.0		126	3
Foreign corporate private securities	552.4	—	*	23.1	—	*	61	2
Residential mortgage-backed	478.4	—	*	15.5	—	*	172	3
Commercial mortgage-backed	313.7	2.6		6.4	1.7		66	3
Other asset-backed	142.5	—		3.0	—		46	—
Total	$6,008.4	$53.2		$192.4	$14.8		1,155	17

December 31, 2015
U.S. Treasuries	$315.8	$—		$4.2	$—		8	—
U.S. Government agencies and authorities	49.6	—		0.3	—		1	—
State, municipalities and political subdivisions	221.0	—		5.2	—		117	—
U.S. corporate public securities	4,316.2	279.6		159.1	77.1		681	57
U.S. corporate private securities	769.5	41.2		33.3	11.6		90	4
Foreign corporate public securities and foreign governments	1,343.5	123.3		66.6	34.6		251	26
Foreign corporate private securities	734.2	38.0		50.4	11.5		81	5
Residential mortgage-backed	398.6	—	*	7.9	—	*	141	2
Commercial mortgage-backed	264.1	1.4		2.7	0.7		33	1
Other asset-backed	94.3	1.5		5.3	0.3		37	1
Total	$8,506.8	$485.0		$335.0	$135.8		1,440	96
*Less than $0.1.

C-34

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the years ended December 31, 2016 and 2015, the Company had no new troubled debt restructurings for private placement bonds or commercial mortgage loans.

As of December 31, 2016, the Company held no commercial mortgage troubled debt restructured loans.

As of December 31, 2016 and 2015, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

C-35

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2016			December 31, 2015
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$—	$3,882.5	$3,882.5	$3.7	$3,308.2	$3,311.9
Collective valuation allowance for losses	N/A	(1.0)	(1.0)	N/A	(1.0)	(1.0)
Total net commercial mortgage loans	$—	$3,881.5	$3,881.5	$3.7	$3,307.2	$3,310.9
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2016 and 2015.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2016	December 31, 2015
Collective valuation allowance for losses, balance at January 1	$1.0	$0.8
Addition to (reduction of) allowance for losses	—	0.2
Collective valuation allowance for losses, end of period	$1.0	$1.0

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2016	December 31, 2015
Impaired loans without allowances for losses	$—	$3.7
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$—	$3.7
Unpaid principal balance of impaired loans	$—	$3.7
The following table presents information on restructured loans as of the dates indicated:

	December 31, 2016	December 31, 2015
Troubled debt restructured loans	$—	$3.7

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2016 and 2015.

There were no loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2016. There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $2.1.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made to either apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

C-36

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Impaired loans, average investment during the period (amortized cost) (1)	$1.8	$10.4	$20.2
Interest income recognized on impaired loans, on an accrual basis (1)	—	0.5	1.1
Interest income recognized on impaired loans, on a cash basis (1)	—	0.6	1.0
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	0.5	1.1
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2016(1)	December 31, 2015(1)
Loan-to-Value Ratio:
0% - 50%	$428.7	$399.9
>50% - 60%	1,010.8	927.9
>60% - 70%	2,104.1	1,772.0
>70% - 80%	334.7	207.0
>80% and above	4.2	5.1
Total Commercial mortgage loans	$3,882.5	$3,311.9
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2016(1)	December 31, 2015(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$3,013.6	$2,569.3
>1.25x - 1.5x	438.9	505.3
>1.0x - 1.25x	308.2	145.6
Less than 1.0x	77.2	40.4
Commercial mortgage loans secured by land or construction loans	44.6	51.3
Total Commercial mortgage loans	$3,882.5	$3,311.9
(1) Balances do not include collective valuation allowance for losses.

C-37

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2016(1)		December 31, 2015(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$887.6	22.9%	$763.0	23.0%
South Atlantic	979.4	25.2%	792.5	23.9%
Middle Atlantic	494.5	12.7%	467.2	14.1%
West South Central	466.2	12.0%	388.8	11.7%
Mountain	378.5	9.7%	334.1	10.1%
East North Central	400.2	10.3%	324.2	9.8%
New England	64.1	1.7%	58.2	1.8%
West North Central	140.0	3.6%	117.6	3.6%
East South Central	72.0	1.9%	66.3	2.0%
Total Commercial mortgage loans	$3,882.5	100.0%	$3,311.9	100.0%
(1) Balances do not include collective valuation allowance for losses.

	December 31, 2016(1)		December 31, 2015(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,144.7	29.5%	$1,125.1	33.9%
Industrial	988.2	25.5%	788.3	23.8%
Apartments	832.3	21.4%	615.2	18.6%
Office	668.4	17.2%	535.6	16.2%
Hotel/Motel	82.9	2.1%	83.3	2.5%
Mixed Use	31.1	0.8%	29.9	0.9%
Other	134.9	3.5%	134.5	4.1%
Total Commercial mortgage loans	$3,882.5	100.0%	$3,311.9	100.0%
(1)Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2016(1)	December 31, 2015(1)
Year of Origination:
2016	$959.3	$—
2015	795.5	810.1
2014	553.6	557.9
2013	600.5	624.7
2012	169.1	232.8
2011	353.2	460.4
2010 and prior	451.3	626.0
Total Commercial mortgage loans	$3,882.5	$3,311.9
(1) Balances do not include collective valuation allowance for losses.

C-38

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2016			2015			2014
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$1.9		2	$11.0		10	$1.4	2
Foreign corporate public securities and foreign governments (1)	2.6		2	18.2		6	0.6	4
Foreign corporate private securities (1)	1.5		2	0.5		1	—	—
Residential mortgage-backed	3.9		32	2.7		27	2.8	39
Commercial mortgage-backed	0.1		1	0.4		2	0.1	2
Other asset-backed	—	*	2	—		—	0.5	2
Equity	—		—	—	*	1	0.3	2
Total	$10.0		41	$32.8		47	$5.7	51
(1) Primarily U.S. dollar denominated.
* Less than $0.1.

The above tables include $5.3, $7.3 and $3.7 of write-downs related to credit impairments for the years ended December 31, 2016, 2015 and 2014, respectively, in Other-than-temporary impairments, which are recognized in the Statements of Operations. The remaining $4.7, $25.5 and $2.0, for the years ended December 31, 2016, 2015 and 2014, respectively, are related to intent impairments.

C-39

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$1.7	1	$11.0	9	$1.2	2
Foreign corporate public securities and foreign governments (1)	1.8	1	14.0	5	0.6	4
Foreign corporate private securities (1)	—	—	—	—	—	—
Residential mortgage-backed	1.1	3	0.1	4	0.1	5
Commercial mortgage-backed	0.1	1	0.4	2	0.1	2
Other asset-backed	—	—	—	—	—	—
Equity	—	—	—	—	—	—
Total	$4.7	6	$25.5	20	$2.0	13
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Balance at January 1	$27.2	$33.1	$42.1
Additional credit impairments:
On securities not previously impaired	—	—	0.4
On securities previously impaired	2.6	1.8	3.0
Reductions:
Increase in cash flows	0.4	0.4	0.5
Securities sold, matured, prepaid or paid down	9.2	7.3	11.9
Balance at December 31	$20.2	$27.2	$33.1

C-40

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities	$1,205.2	$1,169.5	$1,121.7
Equity securities, available-for-sale	2.8	2.1	2.4
Mortgage loans on real estate	176.3	165.0	145.6
Policy loans	5.1	4.7	5.0
Short-term investments and cash equivalents	—	0.3	0.8
Other	33.3	18.3	39.9
Gross investment income	1,422.7	1,359.9	1,315.4
Less: investment expenses	60.2	54.4	50.7
Net investment income	$1,362.5	$1,305.5	$1,264.7

As of December 31, 2016 and 2015, the Company had $6.3 and $1.7, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities, available-for-sale, including securities pledged	$9.9	$(37.5)	$2.4
Fixed maturities, at fair value option	(137.6)	(98.0)	(50.0)
Equity securities, available-for-sale	0.1	—	(0.1)
Derivatives	(1,075.9)	(86.8)	(33.8)
Embedded derivatives - fixed maturities	(5.6)	(5.0)	(2.7)
Guaranteed benefit derivatives	324.2	95.8	(708.4)
Other investments	—	(0.1)	18.5
Net realized capital gains (losses)	$(884.9)	$(131.6)	$(774.1)
After-tax net realized capital gains (losses)	$(575.2)	$(85.6)	$(503.2)

C-41

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax, were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Proceeds on sales	$3,021.3	$1,700.4	$2,436.1
Gross gains	75.5	24.7	21.9
Gross losses	64.0	35.6	26.3

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps and floors: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company uses interest rate floor contracts to hedge interest rate exposure if rates decrease below a specified level. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. Credit default swaps are also used to hedge credit exposure associated with certain variable annuity guarantees. The Company utilizes these contracts in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

C-42

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company also used futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts. During the first quarter of 2016, the Company moved to a static hedging strategy for its FIA contracts and replaced futures contracts with equity options.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses options to manage the equity, interest rate and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits and/or to mitigate certain rebalancing costs resulting from increased volatility. The Company also uses equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits and/or to mitigate certain rebalancing costs resulting from increased volatility. An increase in the equity volatility results in higher valuations of such liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-43

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2016			December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18.2	$0.3	$0.1	$18.2	$0.5	$—
Foreign exchange contracts	161.6	13.1	3.7	57.1	11.7	—
Fair value hedges:
Interest rate contracts	—	—	—	295.1	0.8	5.9
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	38,839.9	530.2	112.5	27,139.0	529.5	114.9
Foreign exchange contracts	1,222.1	33.3	12.8	967.0	30.9	12.3
Equity contracts	28,042.9	399.3	50.1	19,062.4	223.7	65.6
Credit contracts	204.0	2.6	0.2	1,230.0	2.3	5.9
Embedded derivatives:
Within fixed maturity investments	N/A	15.6	—	N/A	21.1	—
Within products	N/A	—	3,500.0	N/A	—	3,628.1
Within reinsurance agreements	N/A	(5.9)	145.5	N/A	(15.6)	10.2
Total		$988.5	$3,824.9		$804.9	$3,842.9
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2016 and 2015. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-44

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2016
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$204.0	$2.6	$0.2
Equity contracts	21,545.3	377.0	49.3
Foreign exchange contracts	1,383.7	46.4	16.5
Interest rate contracts	35,454.4	530.5	112.1
		956.5	178.1
Counterparty netting(1)		(162.3)	(162.3)
Cash collateral netting(1)		(685.5)	(14.9)
Securities collateral netting(1)		(52.1)	—
Net receivables/payables		$56.6	$0.9
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$1,230.0	$2.3	$5.9
Equity contracts	11,528.3	167.5	53.9
Foreign exchange contracts	1,024.1	42.6	12.3
Interest rate contracts	24,030.4	530.8	120.1
		743.2	192.2
Counterparty netting(1)		(184.6)	(184.6)
Cash collateral netting(1)		(427.3)	(5.9)
Securities collateral netting(1)		(12.5)	(1.7)
Net receivables/payables		$118.8	$—
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2016, the Company held $654.8 and $23.0 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2015, the Company held $423.0 and $0.4 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2016, the Company delivered $477.3 of securities and held $52.1 of securities as collateral. As of December 31, 2015, the Company delivered $524.5 of securities and held $12.9 of securities as collateral.

C-45

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.3	$0.3	$0.2
Foreign exchange contracts	1.1	0.8	0.7
Fair value hedges:
Interest rate contracts	(2.0)	(3.6)	(12.9)
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(6.9)	135.4	797.0
Foreign exchange contracts	91.4	56.8	91.8
Equity contracts	(1,145.4)	(277.3)	(911.4)
Credit contracts	(14.4)	0.8	0.8
Embedded derivatives:
Within fixed maturity investments(2)	(5.6)	(5.0)	(2.7)
Within products(2)	324.2	95.8	(708.4)
Within reinsurance agreements(3)	(125.6)	175.6	(231.1)
Total	$(882.9)	$179.6	$(976.0)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2016, 2015 and 2014, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company's portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2016, the fair values of credit default swaps of $2.6 and $0.2 were included in Derivatives assets and Derivatives liabilities, respectively, on the Balance Sheets. As of December 31, 2015, the fair values of credit default swaps of $2.3 and $5.9 were included in Derivatives assets and Derivatives liabilities, respectively, on the Balance Sheets. As of December 31, 2016, the maximum potential future net exposure to the Company was $194.0 on credit default swaps. As of December 31, 2015, the maximum potential future net exposure to the Company was $220.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

C-46

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.	Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-47

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$974.1	$8.8	$—	$982.9
U.S. Government agencies and authorities	—	33.0	—	33.0
State, municipalities and political subdivisions	—	497.4	—	497.4
U.S. corporate public securities	—	10,434.5	10.2	10,444.7
U.S. corporate private securities	—	2,364.0	413.6	2,777.6
Foreign corporate public securities and foreign governments(1)	—	2,688.7	0.4	2,689.1
Foreign corporate private securities(1)	—	2,671.9	143.5	2,815.4
Residential mortgage-backed securities	—	1,727.2	22.5	1,749.7
Commercial mortgage-backed securities	—	949.4	7.7	957.1
Other asset-backed securities	—	291.9	30.7	322.6
Total fixed maturities, including securities pledged	974.1	21,666.8	628.6	23,269.5
Equity securities, available-for-sale	11.6	—	7.1	18.7
Derivatives:
Interest rate contracts	—	530.5	—	530.5
Foreign exchange contracts	—	46.4	—	46.4
Equity contracts	22.3	342.7	34.3	399.3
Credit contracts	—	2.6	—	2.6
Embedded derivative on reinsurance	—	(5.9)	—	(5.9)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,310.8	64.7	5.0	1,380.5
Assets held in separate accounts	30,933.7	—	—	30,933.7
Total assets	$33,252.5	$22,647.8	$675.0	$56,575.3
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$1,987.5	$1,987.5
GMAB / GMWB / GMWBL(2)	—	—	1,512.5	1,512.5
Other derivatives:
Interest rate contracts	0.5	112.1	—	112.6
Foreign exchange contracts	—	16.5	—	16.5
Equity contracts	0.8	49.3	—	50.1
Credit contracts	—	0.2	—	0.2
Embedded derivative on reinsurance	—	145.5	—	145.5
Total liabilities	$1.3	$323.6	$3,500.0	$3,824.9
(1) Primarily U.S. dollar denominated.
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").

C-48

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,049.2	$9.5	$—	$1,058.7
U.S. Government agencies and authorities	—	81.9	—	81.9
State, municipalities and political subdivisions	—	360.5	—	360.5
U.S. corporate public securities	—	10,871.2	0.7	10,871.9
U.S. corporate private securities	—	2,067.1	327.3	2,394.4
Foreign corporate public securities and foreign governments(1)	—	2,791.8	1.2	2,793.0
Foreign corporate private securities(1)	—	2,481.0	145.0	2,626.0
Residential mortgage-backed securities	—	1,856.5	28.6	1,885.1
Commercial mortgage-backed securities	—	1,331.3	12.1	1,343.4
Other asset-backed securities	—	252.0	11.3	263.3
Total fixed maturities, including securities pledged	1,049.2	22,102.8	526.2	23,678.2
Equity securities, available-for-sale	12.5	—	6.7	19.2
Derivatives:
Interest rate contracts	—	530.8	—	530.8
Foreign exchange contracts	—	42.6	—	42.6
Equity contracts	56.2	161.8	5.7	223.7
Credit contracts	—	2.3	—	2.3
Embedded derivative on reinsurance	—	(15.6)	—	(15.6)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,947.2	1.4	—	1,948.6
Assets held in separate accounts	33,355.5	—	—	33,355.5
Total assets	$36,420.6	$22,826.1	$538.6	$59,785.3
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$1,779.1	$1,779.1
GMAB / GMWB / GMWBL	—	—	1,849.0	1,849.0
Other derivatives:
Interest rate contracts	0.7	120.1	—	120.8
Foreign exchange contracts	—	12.3	—	12.3
Equity contracts	11.7	53.9	—	65.6
Credit contracts	—	5.9	—	5.9
Embedded derivative on reinsurance	—	10.2	—	10.2
Total liabilities	$12.4	$202.4	$3,628.1	$3,842.9
(1) Primarily U.S. dollar denominated

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to

C-49

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument.  The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service.  When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

C-50

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.  As of December 31, 2016, $537.9 and $17.6 billion of a total fair value of $23.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2015, $504.8 and $18.6 billion of a total fair value of $23.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor.  The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices.  These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity

C-51

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The indexed-crediting feature in the Company's FIA contracts is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment to reflect nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2016 and 2015.  The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-52

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2016
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate public securities	0.7	(0.1)	(0.4)	—	—	(0.7)	(0.4)	11.1	—	10.2	—
U.S. corporate private securities	327.3	(0.2)	3.7	131.5	—	(14.0)	(46.1)	18.6	(7.2)	413.6	(0.2)
Foreign corporate public securities and foreign governments(1)	1.2	(0.8)	—	—	—	—	—	—	—	0.4	(0.8)
Foreign corporate private securities(1)	145.0	(1.4)	8.8	—	—	(0.1)	(26.1)	20.5	(3.2)	143.5	(1.3)
Residential mortgage-backed securities	28.6	(3.0)	—	—	—	(2.6)	(0.5)	—	—	22.5	(2.9)
Commercial mortgage-backed securities	12.1	(0.2)	0.2	—	—	—	(4.7)	0.3	—	7.7	(0.2)
Other asset-backed securities	11.3	(0.1)	(0.2)	13.8	—	—	(2.9)	8.8	—	30.7	(0.1)
Total fixed maturities, including securities pledged	526.2	(5.8)	12.1	145.3	—	(17.4)	(80.7)	59.3	(10.4)	628.6	(5.5)
Equity securities, available-for-sale	6.7	—	0.4	—	—	—	—	—	—	7.1	—
Derivatives:
Guaranteed benefit derivatives:
FIA(2)	(1,779.1)	(159.7)	—	—	(237.2)	—	188.5	—	—	(1,987.5)	—
GMWB/GMAB/GMWBL(2)	(1,849.0)	483.9	—	—	(147.9)	—	0.5	—	—	(1,512.5)	—
Other derivatives, net	5.7	3.8	—	27.5	—	—	(2.7)	—	—	34.3	28.5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	—	—	—	5.0	—	—	—	—	—	5.0	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-53

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate public securities	$53.8	$—	$(0.1)	$0.2	$—	$—	$—	$—	$(53.2)	$0.7	$—
U.S. corporate private securities	260.2	(0.1)	(11.9)	111.3	—	(2.6)	(73.3)	43.7	—	327.3	(0.1)
Foreign corporate public securities and foreign governments(1)	—	(4.2)	(0.3)	—	—	—	(5.1)	10.8	—	1.2	(4.2)
Foreign corporate private securities(1)	147.3	(0.5)	(3.4)	9.4	—	—	(40.2)	32.4	—	145.0	(0.7)
Residential mortgage-backed securities	31.3	(1.1)	(0.5)	—	—	—	(0.3)	1.8	(2.6)	28.6	(1.1)
Commercial mortgage-backed securities	—	—	(0.1)	15.0	—	—	(2.8)	—	—	12.1	—
Other asset-backed securities	0.9	—	—	11.9	—	—	(0.7)	16.5	(17.3)	11.3	—
Total fixed maturities, including securities pledged	493.5	(5.9)	(16.3)	147.8	—	(2.6)	(122.4)	105.2	(73.1)	526.2	(6.1)
Equity securities, available-for-sale	—	—	0.2	6.5	—	—	—	—	—	6.7	—
Derivatives:
Guaranteed benefit derivatives:
FIA(2)	(1,924.4)	228.7	—	—	(255.2)	—	171.8	—	—	(1,779.1)	—
GMWB/GMAB/GMWBL(2)	(1,564.4)	(132.9)	—	—	(152.3)	—	0.6	—	—	(1,849.0)	—
Other derivatives, net	31.2	(29.8)	—	21.6	—	—	(17.3)	—	—	5.7	(25.5)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1.8	—	—	—	—	—	(1.8)	—	—	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-54

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2016 and 2015, the transfers in and out of Level 3 for fixed maturities and equity securities, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity and interest rate implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals. Such inputs are monitored quarterly.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity/Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the equity indices and swap rates for GMAB, GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-55

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2016:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.1% to 18%		0.1% to 18%		—
Correlations between:
Equity Funds	-13% to 99%		-13% to 99%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to 26%		-32% to 26%		—
Nonperformance risk	0.25% to 1.6%		0.25% to 1.6%		0.25% to 1.6%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	—		0% to 3.4%		0% to 10%
Lapses	0.11% to 12.15%	(3)(4)	0.4% to 19.1%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(5)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of policies, approximately 40% are taking systematic withdrawals. The Company assumes that 85% of all policies will begin systematic withdrawals either immediately or after a delay period, with 100% utilizing at age 100. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2016 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money		Total	Average Expected Delay (Years)**
< 60	$1.8	$—	*	$1.8	9.9
60-69	5.6	0.1		5.7	4.9
70+	5.7	0.1		5.8	3.0
	$13.1	$0.2		$13.3	5.5
*Less than $0.1.
** For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw until age 100.

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.

(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period or at the shock lapse period and to whether they are "in the money" or "out of the money" as of December 31, 2016 (account value amounts are in $ billions). Lapse ranges are based on weighted average ranges of underlying account value exposure.

C-56

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		GMAB		GMWB/GMWBL
	Moneyness	Account Value	Lapse Range	Account Value		Lapse Range
During Surrender Charge Period
	In the Money**	$—	0.4% to 6.9%	$2.0		0.1% to 4.5%
	Out of the Money	—	1.6% to 7.6%	—	*	0.6% to 4.7%
Shock Lapse Period
	In the Money**	$—	4.7% to 17.3%	$2.7		2.3% to 11.6%
	Out of the Money	—	17.3% to 19.1%	—	*	11.6% to 12.2%
After Surrender Charge Period
	In the Money**	$—	2.8% to 10.6%	$8.5		1.4% to 6.7%
	Out of the Money	0.1	10.6% to 11.7%	0.6		6.7% to 7.0%
* Less than $0.1.
**The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5)The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.1% to 18%		0.1% to 18%		—
Correlations between:
Equity Funds	48% to 98%		48% to 98%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to 16%		-32% to 16%		—
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 10%
Lapses	0.08% to 22%	(3)(4)	0.08% to 25%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(5)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 36% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, the Company assumes that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2015 (account value amounts are in $ billions).

C-57

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Account Values
Attained Age Group	In the Money	Out of the Money		Total	Average Expected Delay (Years)*
< 60	$2.2	$—	*	$2.2	9.0
60-69	6.1	—	*	6.1	4.2
70+	5.4	—	*	5.4	2.4
	$13.7	$—	*	$13.7	5.0
* Less than $0.1
** For population expected to withdraw in future. Excludes policies taking systematic withdrawals and policies the Company assumes will never withdraw.
(3) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period or at the shock lapse period and to whether they are "in the money" or "out of the money" as of December 31, 2015 (account value amounts are in $ billions). The December 31, 2015 presentation and calculation of the lapse ranges has been made consistent with the current period. Lapse ranges are based on weighted average ranges of underlying account value exposure.

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value		Lapse Range
During Surrender Charge Period
	In the Money**	$—		0.4% to 6.9%	$4.9		0.1% to 4.5%
	Out of the Money	—		1.6% to 7.6%	—	*	0.6% to 4.7%
Shock Lapse Period
	In the Money**	$—	*	5.4% to 22.3%	$1.8		3.0% to 13.7%
	Out of the Money	—	*	22.3% to 24.5%	—	*	13.7% to 14.4%
After Surrender Charge Period
	In the Money**	$—	*	2.8% to 12.1%	$7.1		1.8% to 7.9%
	Out of the Money	—	*	12.1% to 13.3%	0.5		7.9% to 8.2%

* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

•	An increase (decrease) in long-term equity implied volatility

•	An increase (decrease) in interest rate implied volatility

•	An increase (decrease) in equity-interest rate correlations

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in mortality

•	An increase (decrease) in benefit utilization

•	A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-58

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company notes the following interrelationships:

•
Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in-the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.

•	Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$23,269.5	$23,269.5	$23,678.2	$23,678.2
Equity securities, available-for-sale	18.7	18.7	19.2	19.2
Mortgage loans on real estate	3,881.5	3,940.3	3,310.9	3,429.8
Policy loans	74.7	74.7	79.8	79.8
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,380.5	1,380.5	1,948.6	1,948.6
Derivatives	978.8	978.8	799.4	799.4
Other investments	18.6	18.6	48.6	48.6
Deposits from affiliates	157.8	158.0	155.3	156.3
Embedded derivative on reinsurance	(5.9)	(5.9)	(15.6)	(15.6)
Assets held in separate accounts	30,933.7	30,933.7	33,355.5	33,355.5
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	19,443.1	19,193.3	19,274.7	19,367.9
Funding agreements with fixed maturities	357.8	355.0	1,105.7	1,083.1
Supplementary contracts, immediate annuities and other	2,724.1	2,956.3	1,766.5	1,955.3
Derivatives:
Guaranteed benefit derivatives:
FIA	1,987.5	1,987.5	1,779.1	1,779.1
GMAB/GMWB/GMWBL	1,512.5	1,512.5	1,849.0	1,849.0
Other derivatives	179.4	179.4	204.6	204.6
Long-term debt	435.0	543.2	435.0	524.7
Embedded derivative on reinsurance	145.5	145.5	10.2	10.2
(1) Certain amounts included in Deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

C-59

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Other investments: FHLB stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 2.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts. Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with fixed maturities: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-60

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2014	$2,271.7	$58.6		$2,330.3
Deferrals of commissions and expenses	118.2	—		118.2
Amortization:
Amortization	24.4	(12.2)		12.2	(2)
Interest accrued	100.5	3.3	(1)	103.8
Net amortization included in the Statements of Operations	124.9	(8.9)		116.0
Change in unrealized capital gains/losses on available-for-sale securities	(301.9)	(10.6)		(312.5)
Balance as of December 31, 2014	2,212.9	39.1		2,252.0
Deferrals of commissions and expenses	115.3	—		115.3
Amortization:
Amortization	(688.2)	(17.2)		(705.4)	(2)
Interest accrued	35.8	2.6	(1)	38.4
Net amortization included in the Statements of Operations	(652.4)	(14.6)		(667.0)
Change in unrealized capital gains/losses on available-for-sale securities	424.4	20.1		444.5
Balance as of December 31, 2015	2,100.2	44.6		2,144.8
Deferrals of commissions and expenses	123.1	—		123.1
Amortization:
Amortization	(446.8)	(9.1)		(455.9)	(2)
Interest accrued	30.8	2.1	(1)	32.9
Net amortization included in the Statements of Operations	(416.0)	(7.0)		(423.0)
Change in unrealized capital gains/losses on available-for-sale securities	(122.3)	(6.9)		(129.2)
Balance as of December 31, 2016	$1,685.0	$30.7		$1,715.7
(1) Interest accrued at the following rates for VOBA: 3.8% to 5.8% during 2016, 2.2% to 5.8% during 2015 and 2.0% to 5.8% during 2014.
(2) Includes loss recognition for DAC and VOBA of $137.1 and $0.6, respectively, during 2016 and loss recognition for DAC and VOBA of $275.7 and $1.2, respectively, during 2015. There was no loss recognition for DAC and VOBA during 2014.

The estimated amount of VOBA amortization expense, net of interest, for the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2017	7.5
2018	6.6
2019	6.0
2020	6.1
2021	7.4

C-61

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Sales Inducements

During the years ended December 31, 2016, 2015 and 2014, the Company capitalized $28.5, $22.0 and $28.4, respectively, of Sales inducements to contract owners. During the years ended December 31, 2016, 2015 and 2014, the Company amortized $(126.3), $(109.8) and $(19.3), respectively, of Sales inducements to contract owners, which included loss recognition of $32.3 and $65.1 for the years ended December 31, 2016 and 2015, respectively. The Company had no loss recognition related to Sales inducements to contract owners for the year ended December 31, 2014. The unamortized balance of capitalized Sales inducements to contract owners was $312.9 and $431.6 as of December 31, 2016 and 2015, respectively.

7.    Guaranteed Benefit Features

While the Company stopped actively writing new retail variable annuity products with substantial guarantee features in early 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii) the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also has certain indexed annuity products which contain guaranteed withdrawal benefit provisions. This provision guarantees an annual withdrawal amount for life that is calculated as a percentage of the benefit base, which equals premium paid at the time of product issue, and can increase by a rollup percentage (mainly 7%, 6% or a percentage linked to index credits earned, depending on versions of the benefit) or annual ratchet. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on whether the benefit is for a single life or joint lives.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's closed block of variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

•	Standard: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the premiums paid by the customer, adjusted for withdrawals.

•
Ratchet: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Standard or (2) the maximum policy anniversary (or quarterly) value of the variable annuity, adjusted for withdrawals.

•
Rollup: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the aggregate premiums paid by the contract owner, with interest at the contractual rate per annum, adjusted for withdrawals. The Rollup may be subject to a maximum cap on the total benefit.

•	Combo: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup.

Guaranteed Minimum Living Benefits

Guaranteed Minimum Income Benefit (GMIB): Guarantees a minimum income payout, exercisable only on a contract anniversary on or after a specified date, in most cases 10 years after purchase of the GMIB rider. The income payout is determined based on contractually established annuity factors multiplied by the benefit base. The benefit base equals the premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7% or 6% depending on the version of the benefit) and ratchet frequency subject to maximum caps which vary by product version (200%, 250% or 300% of initial premium).

C-62

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL): Guarantees an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7%, 6% or 0%, depending on versions of the benefit) and ratchet frequency (primarily annually or quarterly, depending on versions). The rollup ceases 10 years after purchase of the rider, or in the year when withdrawals occur. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

Guaranteed Minimum Accumulation Benefit (GMAB): Guarantees that the account value will be at least 100% of the eligible premiums paid by the customer after 10 years, adjusted for withdrawals. The Company offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

The following assumptions and methodology were used to determine the guaranteed reserves for closed block of variable annuity contracts as of December 31, 2016 and 2015:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance	GMDB and GMIB: The overall blended mean is 7.8% based on a single fund group.

GMAB / GMWB / GMWBL: Zero rate curve.

Volatility	GMDB: 14.2% for 2016 and 15.1% for 2015.

GMIB: 14.2% for 2016 and 15.1% for 2015.

GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality
Depending on the type of benefit and gender, the Company uses the 2012 Individual Annuity Mortality Basic table with mortality improvement through December 31, 2016, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB / GMIB: 5.5% for 2016 and 2015.

GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to market risk. For example, with a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

The liabilities for variable annuity contracts containing guaranteed minimum death and living benefits are recorded in separate account liabilities as follows as of December 31, 2016 and 2015. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are

C-63

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded on the Balance Sheets in Future policy benefits and contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2016, 2015 and 2014:

	GMDB(1)	GMAB/GMWB	GMIB(2)	GMWBL(3)
Separate account liability at December 31, 2016	$30,838.9	$534.0	$9,806.7	$13,311.4

Separate account liability at December 31, 2015	$33,321.3	$593.5	$11,338.1	$13,811.4

Additional liability balance:
Balance at January 1, 2014	$339.0	$28.7	$—	$414.0
Incurred guaranteed benefits	108.6	4.8	—	631.5
Paid guaranteed benefits	(73.3)	(0.7)	—	—
Balance at December 31, 2014	374.3	32.8	—	1,045.5
Incurred guaranteed benefits	231.4	(3.1)	—	200.5
Paid guaranteed benefits	(88.5)	(0.6)	—	—
Balance at December 31, 2015	517.2	29.1	—	1,246.0
Incurred guaranteed benefits	128.2	(6.5)	—	(353.8)
Paid guaranteed benefits	(135.5)	(0.5)	—	—
Balance at December 31, 2016	$509.9	$22.1	$—	$892.2
(1)The additional liability balances as of December 31, 2016, 2015, 2014 and as of January 1, 2014 are presented net of reinsurance of $29.0, $32.8, $30.8 and $33.2, respectively.
(2)The additional liability balances as of December 31, 2016, 2015, 2014 and as of January 1, 2014 are presented net of reinsurance of $1.3 billion, $1.4 billion, $1.1 billion and $1.1 billion, respectively.
(3)The additional liability balances as of December 31, 2016, 2015, 2014 and as of January 1, 2014 are presented net of reinsurance of $598.2, $573.9, $486.1 and $458.3, respectively.

The Company also calculates additional liabilities for FIA contracts with guaranteed withdrawal benefits. The additional liability represents the expected value of these benefits in excess of the projected account balance, and is accreted based on assessments over the accumulation period of the contract. The additional liability for FIA guaranteed withdrawal benefits was $146.6 and $91.0, as of December 31, 2016 and 2015, respectively. The additional liability is recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

C-64

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of the dates indicated.

	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
December 31, 2016
Separate account value	$30,838.9	$534.0	$9,806.7	$13,311.4
Net amount at risk, net of reinsurance	$5,503.9	$13.5	$—	$—
Weighted average attained age	71	73	—	—

December 31, 2015
Separate account value	$33,321.3	$593.5	$11,338.1	$13,811.4
Net amount at risk, net of reinsurance	$6,073.6	$17.2	$—	$—
Weighted average attained age	70	72	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2016 and 2015 was $30.8 billion and $33.3 billion, respectively.

8.    Reinsurance

The Company has reinsurance treaties with 14 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its life and annuity contracts. The Company, as cedant, also has reinsurance treaties with three affiliates, SLD, SLDI and RRII, related to funding agreements, fixed annuities, variable annuities and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate, ReliaStar Life Insurance Company ("RLI") related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Furthermore, the Company has an agreement with SLD which is accounted for using the deposit method. For additional information regarding these transactions with affiliates, see the Related Party Transactions Note for further detail.

Deposits, premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2016	2015
Reserves ceded and claims recoverable (1)	$6,805.2	$5,041.5
Deposits (1)	157.8	155.3
Funds withheld by ceding companies (1)	431.5	449.1
Premiums receivable, net	23.0	—
Total	$7,417.5	$5,645.9
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

C-65

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	December 31,
	2016	2015	2014
Premiums:
Direct premiums	$731.8	$482.7	$634.2
Reinsurance assumed (1)	436.1	428.5	407.7
Reinsurance ceded (1)	(671.4)	(405.4)	(504.1)
Net premiums	$496.5	$505.8	$537.8
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

9.    Capital Contributions, Dividends and Statutory Information

Iowa insurance law imposes restrictions on an Iowa insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Iowa Insurance Commission.

Under Iowa law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

On June 9, 2016 the Company declared an ordinary dividend in the amount of $373.0, which was paid to its Parent on June 27, 2016. On May 20, 2015, the Company paid an ordinary dividend in the amount of $394.0 to its Parent.

During the year ended December 31, 2016, the Company did not pay any extraordinary distributions to its Parent. During the year ended December 31, 2015, the Company paid an extraordinary distribution in the amount of $98.0 to its Parent.

During the years ended December 31, 2016, and 2015, the Company did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $232.4, $553.3 and $335.6, for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory capital and surplus was $1.9 billion and $2.1 billion as of December 31, 2016 and 2015, respectively .

C-66

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.     Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated:

	December 31,
	2016	2015	2014
Fixed maturities, net of OTTI	$760.8	$406.8	$1,388.5
Equity securities, available-for-sale	3.5	3.8	3.6
Derivatives	10.3	11.8	7.6
DAC/VOBA, Sales inducements and other intangibles adjustments on available-for-sale securities	(371.6)	(181.3)	(714.0)
Other	(35.4)	(35.9)	(35.5)
Unrealized capital gains (losses), before tax	367.6	205.2	650.2
Deferred income tax asset (liability)	56.9	113.7	(42.0)
Unrealized capital gains (losses), after tax	424.5	318.9	608.2
Pension and other postretirement benefits liability, net of tax	0.6	0.7	0.8
AOCI	$425.1	$319.6	$609.0

C-67

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Statements of Operations, were as follows for the periods indicated:

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$354.9		$(124.1)	$230.8
Equity securities	(0.3)		0.1	(0.2)
Other	0.5		(0.2)	0.3
OTTI	9.0		(3.2)	5.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(9.9)		3.5	(6.4)
DAC/VOBA, Sales inducements and other intangibles	(190.3)	(1)	66.6	(123.7)
Change in unrealized gains/losses on available-for-sale securities	163.9		(57.3)	106.6

Derivatives:
Derivatives	(1.5)	(2)	0.5	(1.0)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	(1.5)		0.5	(1.0)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.1)	(3)	—	(0.1)
Change in pension and other postretirement benefits liability	(0.1)		—	(0.1)
Change in Other comprehensive income (loss)	$162.3		$(56.8)	$105.5
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-68

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,025.8)		$359.0	$(666.8)
Equity securities	0.2		(0.1)	0.1
Other	(0.4)		0.1	(0.3)
OTTI	6.6		(2.3)	4.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	37.5		(13.1)	24.4
DAC/VOBA, Sales inducements and other intangibles	532.7	(1)	(186.4)	346.3
Change in unrealized gains/losses on available-for-sale securities	(449.2)		157.2	(292.0)

Derivatives:
Derivatives	4.2	(2)	(1.5)	2.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	4.2		(1.5)	2.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$(445.2)		$155.8	$(289.4)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-69

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$538.0		$(188.4)	$349.6
Equity securities	1.3		(0.5)	0.8
Other	(0.2)		0.1	(0.1)
OTTI	16.7		(5.8)	10.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	6.3		(2.2)	4.1
DAC/VOBA, Sales inducements and other intangibles	(372.5)	(1)	130.4	(242.1)
Change in unrealized gains/losses on available-for-sale securities	189.6		(66.4)	123.2

Derivatives:
Derivatives	7.2	(2)	(2.5)	4.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	7.2		(2.5)	4.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$196.6		$(68.8)	$127.8
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

11.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Current tax expense (benefit):
Federal	$67.0	$(68.5)	$69.9
Total current tax expense (benefit)	67.0	(68.5)	69.9
Deferred tax expense (benefit):
Federal	48.9	14.6	27.4
Total deferred tax expense (benefit)	48.9	14.6	27.4
Total income tax expense (benefit)	$115.9	$(53.9)	$97.3

C-70

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Income (loss) before income taxes	$135.2	$(79.0)	$72.4
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	47.3	(27.7)	25.3
Tax effect of:
Dividends received deduction	(68.3)	(76.3)	(58.6)
Valuation allowance	136.1	47.7	125.8
Audit settlements	(2.2)	—	2.8
Tax credits	1.7	2.3	2.0
Non-deductible expense (benefit)	1.3	0.1	0.2
Other	—	—	(0.2)
Income tax expense (benefit)	$115.9	$(53.9)	$97.3
Effective tax rate	85.7%	68.2%	134.4%

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	Year Ended December 31,
	2016	2015
Deferred tax assets
Insurance reserves	$767.5	$759.0
Investments	817.9	867.9
Compensation and benefits	22.9	21.7
Other assets	22.0	21.6
Total gross assets before valuation allowance	1,630.3	1,670.2
Less: Valuation allowance	733.5	597.4
Assets, net of valuation allowance	896.8	1,072.8

Deferred tax liabilities
Deferred policy acquisition costs	(662.9)	(842.7)
Net unrealized investment (gains) losses	(244.7)	(135.3)
Total gross liabilities	(907.6)	(978.0)
Net deferred income tax asset (liability)	$(10.8)	$94.8

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2016 and 2015, the Company had total valuation allowances of $733.5 and $597.4, respectively. As of December 31, 2016 and 2015, $919.2 and $783.1, respectively, of these valuation allowances were allocated to continuing operations, and $(185.7) as of the end of each period was allocated to Other comprehensive income (loss) related to realized and unrealized capital losses.

C-71

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2016, 2015 and 2014, the increases in the valuation allowance were $136.1, $47.7 and $125.8, respectively, all of which were allocated to continuing operations.

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $4.1 as of December 31, 2016 and a payable to Voya Financial, Inc. of $27.6 as of December 31, 2015, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2016	2015	2014
Balance at beginning of period	$5.5	$5.5	$2.7
Additions for tax positions related to prior years	—	—	2.8
Reductions for tax positions related to prior years	(2.3)	—	—
Reductions for settlements with taxing authorities	(1.3)	—	—
Balance at end of period	$1.9	$5.5	$5.5

The Company had $1.9, $5.5 and $5.5, respectively, of unrecognized tax benefits as of December 31, 2016, 2015 and 2014, which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense on the Balance Sheets and Statement of Operations, respectively. The Company had no accrued interest as of December 31, 2016 and 2015.

Tax Regulatory Matters

During 2016, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2015. The audit settlements did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2016 may be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2016 and 2017.

The Company does not expect any material changes in the amount of the unrecognized tax benefit of $1.9 within the next twelve months. The timing of a payment (if any) associated with the unrecognized tax benefit cannot be reliably estimated.

C-72

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $2.1, $1.7 and $2.1, for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation, subject to IRS limits. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $3.2, $3.0 and $3.3, for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-73

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Change in benefit obligation:
Benefit obligation, January 1	$21.6	$23.5
Interest cost	1.0	1.0
Benefits paid	(1.3)	(1.7)
Actuarial (gains) losses on obligation	1.1	(1.2)
Benefit obligation, December 31	$22.4	$21.6

Amounts recognized on the Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Accrued benefit cost	$(22.4)	$(21.6)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(0.1)	(0.1)
Net amount recognized	$(22.5)	$(21.7)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2016 and 2015, benefit obligation for the SERPs were as follows:

	2016	2015
Discount rate	4.55%	4.81%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.55% was the appropriate discount rate as of December 31, 2016, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2016	2015	2014
Discount rate	4.81%	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-74

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs were as follows for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Interest cost	$1.0	$1.0	$1.0
Amortization of prior service cost (credit)	—	—	—
Net (gain) loss recognition	1.1	(1.2)	3.9
Net periodic (benefit) cost	$2.1	$(0.2)	$4.9

Cash Flows

In 2017, the Company is expected to contribute $1.2 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2017 through 2021, and thereafter through 2026, are estimated to be $1.2, $1.2, $1.4, $1.3, $1.3 and $6.9, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans, that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $12.0, $12.0 and $14.4, for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company recognized tax benefits of $4.9, $5.6 and $5.1 in December 31, 2016, 2015 and 2014, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with Voya Services Company, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The Voya Financial, Inc. Deferred Compensation Savings Plan is a non-qualified deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2016, 2015 and 2014, were $3.5, $3.5 and $3.6, respectively.

C-75

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2016, 2015 and 2014, rent expense for leases was $6.1, $5.4 and $7.1, respectively. The future net minimum payment under non-cancellable leases for the year ended December 31, 2017 is estimated to be $5.3 and none thereafter. Lease expenses not paid directly by the Company were paid for by an affiliate and allocated to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2016 and 2015, the Company had off-balance sheet commitments to acquire mortgage loans of $261.3 and $323.6, respectively, and purchase limited partnerships and private placement investments of $366.2 and $285.9, respectively.

Federal Home Loan Bank Funding

The Company is a member of the FHLB of Des Moines and is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2016 and 2015, the Company had $200.1 and $950.4, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of December 31, 2016 and 2015, assets with a market value of $235.7 and $1,096.0, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, at fair value on the Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreements, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2016	2015
Fixed maturity collateral pledged to FHLB(1)	$235.7	$1,096.0
FHLB restricted stock(2)	18.0	48.0
Other fixed maturities-state deposits	10.5	11.5
Securities pledged(3)	748.2	672.4
Total restricted assets	$1,012.4	$1,827.9
(1) Included in Fixed maturities, available-for-sale, at fair value on the Balance Sheets.
(2) Included in Other investments on the Balance Sheets.
(3) Includes the fair value of loaned securities of $270.9 and $147.9 as of December 31, 2016 and 2015, respectively. In addition, as of December 31, 2016 and 2015, the Company delivered securities as collateral of $477.3 and $524.5, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including

C-76

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies, requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation, and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2016, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

14.     Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's variable

C-77

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2016, 2015 and 2014, commissions were incurred in the amounts of $172.9, $198.3 and $217.0, respectively.

•
Asset management agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administration and accounting services for VIAC's general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $56.7, $52.8 and $48.1, respectively.

•
Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2016, 2015 and 2014, revenue under the DSL intercompany agreement was $116.5, $115.5 and $139.9, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2016, 2015 and 2014, revenue under the VIM intercompany agreement was $41.8, $44.3 and $41.8, respectively.

•
Services agreements with Voya Services Company dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $133.3, $135.2 and $106.9, respectively. Effective October 1, 2010, the services agreement with Voya Services Company dated January 1, 2001, was amended in order for the Company to provide Voya Services Company with use of the corporate office facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the "Atlanta Office") in exchange for Voya Services Company's payment of the Company's direct and indirect costs for the Atlanta Office.

•
Amended and Restated Services agreement between the Company and its U.S. insurance company affiliates and other affiliates dated as of April 1, 2015, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2016, 2015 and 2014, expenses related to the agreements were incurred in the amount of $19.3, $15.0 and $13.2, respectively.

•
Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2016, 2015 and 2014, revenue related to the agreement was $2.5, $2.2 and $2.3, respectively.

•
Variable annuity and fixed insurance products issued by the Company are sold by Voya Financial Advisors, Inc. ("VFA"), an affiliate of the Company.  For the years ended December 31, 2016, 2015 and 2014 commission expenses incurred by the Company were $9.5, $10.6 and $10.9, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-78

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

Reinsurance Ceded

As of December 31, 2016 and 2015, total reserves ceded to affiliates were $6,750.8 and $5,019.9, respectively. For the years ended December 31, 2016, 2015 and 2014, premiums ceded to affiliates were $670.2, $404.5 and $502.5, respectively.

Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, SLDI. Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed" below.

As of December 31, 2016 and 2015, the value of the funds withheld liability under this agreement was $154.9 and $170.6, respectively, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2016 and 2015, the Company had an embedded derivative under this agreement with a value of $(2.1) and $(5.6), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets. As of December 31, 2016 and 2015, reserves ceded by the Company under this agreement were $183.9 and $203.6, respectively.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Prior to July 1, 2016, the Company had an amended and restated automatic reinsurance agreement with an affiliate, SLDI, on a combined coinsurance and coinsurance funds withheld basis, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000. Also, prior to July 1, 2016, the Company had a services agreement with SLDI, under which the Company provided certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. Additionally, prior to July 1, 2016, the Company and SLDI had an asset management services agreement, under which SLDI served as asset manager for the funds withheld account. SLDI retained its affiliate, VIM, as sub-advisor for the funds withheld account.

Effective July 1, 2016, SLDI acquired RRII, a Missouri life reinsurance captive, from its affiliate, ReliaStar Life Insurance Company and also effective July 1, 2016, RRII redomesticated from the State of Missouri to the State of Arizona. Effective July 1, 2016, the Company, SLDI and RRII entered into release, consent and novation agreements pursuant to which RRII assumed the variable annuity guaranteed living benefits previously reinsured to SLDI under the automatic reinsurance agreement; the services agreement from SLDI under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the automatic reinsurance agreement; and SLDI's obligation to serve as asset manager for the funds withheld account under the asset management services agreement.

For the years ended December 31, 2016, 2015 and 2014, revenue related to the aforementioned services agreement was $9.6, $10.9, and $12.3, respectively.

C-79

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The impacts of these agreements on the Balance Sheets as of the dates indicated are as follows:

	December 31,
($ in millions)	2016	2015
Assets on deposit in trust	$6,504.5	$6,632.1
Funds withheld liability(1)	6,356.8	6,616.3
Embedded derivative(1)	147.6	15.8
Reserves ceded(2)	6,545.9	4,795.7
Deferred loss(3)	269.1	283.3
(1) Included in Funds held under reinsurance treaties with affiliates on the Balance Sheets.
(2) Included in Deposits, premiums receivable and reinsurance recoverable on the Balance Sheets.
(3) Included in Other assets on the Balance Sheets.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, SLD. Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. The coinsurance agreement was accounted for using the deposit method. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

The coinsurance agreement was accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. On September 25, 2015, the Company recaptured, via a commutation agreement, the multi-year guaranteed fixed annuity contracts ceded under the coinsurance agreement. Under the terms of the agreement, which was effective July 1, 2015, the Company received net assets in the amount of $618.7 in satisfaction of the deposit receivable balance and recognized a pre-tax loss of $4.2 in 2015. The Company incurred amortization expense of the negative ceding commission of $3.2 and $6.6 for the years ended December 31, 2015 and 2014, respectively, which is recorded in Other expense in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2016 and 2015, reserves ceded by the Company under this agreement were $21.0 and $20.6, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain guaranteed investment contracts and funding agreements to SLD on a 100% coinsurance basis. The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. The coinsurance agreement is accounted for using the deposit method. As of December 31, 2016 and 2015, the deposit receivable was $157.8 and $155.3, respectively.

C-80

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Assumed

As of December 31, 2016 and 2015, total reserves assumed from affiliates were $418.7 and $438.7, respectively. For the years ended December 31, 2016, 2015 and 2014, premiums assumed from affiliates were $436.1, $428.5 and $407.7, respectively.

Level Premium Term Life Insurance - Stop-loss

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1, 2012, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31, 2012. This coverage included certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit. The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.4 as of December 31, 2016 and 2015 is included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of "Waiver of Premium Coinsurance Funds Withheld" agreement between the Company and SLDI under "Reinsurance Ceded" above). As of December 31, 2016 and 2015, reserves assumed by the Company under this agreement were $418.7 and $438.7, respectively.

As of December 31, 2016 and 2015, the value of the funds withheld by ceding companies under this agreement was $437.4 and $464.8, respectively, which is included in Deposits, premiums receivable and reinsurance recoverable on the Balance Sheets. In addition, as of December 31, 2016 and 2015, the Company had an embedded derivative under this agreement with a value of $(5.9) and $(15.6), respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004, and based upon its renewal on January 14, 2014, expires on January 14, 2024, either party can borrow from the other up to 3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. For the years ended December 31, 2016, 2015 and 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2016 and 2015. The Company did not incur interest expense for the year ended December 31, 2014. The Company earned interest income of $0.7, $0.7 and $0.2 for the years ended December 31, 2016, 2015 and 2014, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Statements of Operations. As of December 31, 2016 and 2015, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

C-81

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for the years ended December 31, 2016, 2015 and 2014.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, Voya Retirement Insurance and Annuity Company, RLI and SLDI. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $25.4 for the years ended December 31, 2016, 2015 and 2014.

C-82

333-133944	May 2017

Part C

OTHER INFORMATION

Item 24		Financial Statements and Exhibits
(a)		Financial Statements
Included in Part A: Condensed Financial Information
Included in Part B: Condensed Financial Information (Accumulation Unit Values) Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2016
		-	Statements of Operations for the year ended December 31, 2016
		-	Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015
		-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets as of December 31, 2016 and 2015
		-	Statements of Operations for the years ended December 31, 2016, 2015 and 2014
		-	Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2016, 2015 and 2014
		-	Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014
		-	Notes to Financial Statements

(b)		Exhibits
	(1)	(a)

Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(2)	Not Applicable
	(3)	(a)

Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(b)

Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B filed, filed on April 9, 2004; File No. 333-90516.)

(c)

Amendment to the Distribution Agreement between ING USA and Directed Services Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 13, 2004; File No. 333-28755.)

(d)

Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(e)

Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(f)

Addendum to Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(g)

Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(h)

Form of Assignment Agreement for Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(i)

Expense Reimbursement Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(j)

Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(k)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(l)

Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014; File No. 333-30180.)

(m)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014; File No. 333-133944.)

(n)

Amendment No. 3, effective as of April 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(o)

Amendment No. 4, effective as of May 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(p)

Amendment No. 5, effective as of March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(q)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(r)

Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014 (File No. 333-30180.)

(s)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 File No. 333-133944.)

(t)

Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(u)

Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(4)	(a)

Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MA-3040). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 4, 2006; File No. 333-133944.)

(b)

Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3040). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(c)

Flexible Premium Deferred Variable Annuity Contract (IU-IA-3040). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(d)

Surrender Charge Reduction Endorsement (IU-RA-3042). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(e)

Premium Credit Rider 2% (IU-RA-3043). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(f)

Premium Credit Rider 4% (IU-RA-3044). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(g)

Minimum Guaranteed Income Benefit Rider (IU-RA-1047). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(h)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(i)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 5, 2005; File No. 333-28755.)

(j)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(k)

Individual Retirement Annuity Rider (GA-RA-1009) (12-02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(l)

ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12-02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(m)

Guaranteed Death Benefit and Transfer Endorsement (Standard Death Benefit) (GA-RA-1044-3) (01-02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(n)

Guaranteed Death Benefit and Transfer Endorsement (Quarterly Ratchet Death Benefit) (GA-RA-1044-2) (10-03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(o)

Guaranteed Death Benefit and Transfer Endorsement (Max 7 Death Benefit) (GA-RA-1044-4) (10-03). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(p)

TSA without Loans 403(b) Rider (GA-RA-1039). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 16, 2003; File No. 033-59261.)

(q)

Section 72 Rider (GA-RA-1001) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(r)

Section 72 Rider (GA-RA-1002) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(s)

Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(t)

Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(u)

Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus)(IU-RA-3061). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(v)

Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(w)

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(x)

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078).  (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(y)

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-4010) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(z)

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-4011) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(aa)

Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company, filed on April 15, 2015; File No. 333-28679.)

(bb)

Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261.)

(cc)

Enhanced Surrender Value Endorsement VI-RA-4049(2016). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on October 24, 2016; File No. 333-133944.)

(5)	(a)

Application (138187) (08/07/06). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 4, 2006; File No. 333-133944.)

(b)

Variable Annuity Application (138311) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(c)

Variable Annuity Application (139859) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(d)

Deferred Variable Annuity Application (151286) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(e)

Deferred Variable Annuity Application (151282) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(6)	(a)

Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)

Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)

Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(d)

Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(e)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)

Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and it’s Separate Account B, filed on April 30, 1999; File No. 333-28679.)

	(g)

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(7)	Not Applicable

(8)	(a)	(1)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(2)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(3)

Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

		(4)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(5)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(6)

Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(7)

Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(b) (1)

Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(2)

Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(c) (1)

Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

(2)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2007; File No. 333-47527.)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Carolyn M. Johnson, One Orange Way, Windsor, CT 06095-4774	Director and President
Alain M. Karaoglan, 230 Park Avenue, New York, NY 10169	Director

Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director and Chairman
Chetlur S. Ragavan, 230 Park Avenue, New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director and Executive Vice President, Finance
Patricia J. Walsh, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Anthony J. Brantzeg, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Actuary
C. Landon Cobb, Jr., 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Joseph J. Elmy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Howard F. Greene, 230 Park Avenue, New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Michael R. Katz, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President
Patrick D. Lusk, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Appointed Actuary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Justin Smith, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
Chad J. Tope, 909 Locust Street, Des Moines, IA 50309	Senior Vice President
David P. Wiland, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
Jean Weng, 230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
Kristi L. Cooper, 909 Locust Street, Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger, 20 Washington Ave South, Minneapolis MN 55401	Vice President and Chief Compliance Officer
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095	Vice President
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Laurie Rasanen, 20 Washington Ave South, Minneapolis MN 55401	Vice President
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 68 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 4, 2017.

Item 27	Number of Contract Owners

As of February 28, 2017, there are 5,678 qualified contract owners and 3,579 nonqualified contract owners in the Voya Architect® Variable Annuity Contract.

Item 28	Indemnification

Voya Insurance and Annuity Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Voya Insurance and Annuity as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Voya Insurance and Annuity Company may also, to the extent permitted by law, indemnify any other person who is or was serving Voya Insurance and Annuity Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Voya Insurance and Annuity Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains Professional Liability and Fidelity Bond Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage:  errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a.”Cyber/IT”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)   In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate Account NY-B and certain contracts issued by Voya Retirement Insurance and Annuity Company through its Variable Annuity Account B. Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and Voya Partners, Inc.

(b)   The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Chad J. Tope, 909 Locust Street, Des Moines, IA 50309	Director and President
Zachary J. Dunkin, 909 Locust Street, Des Moines, IA 50309	Director and Vice President
Kristin L. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Shaun P. Mathews, One Orange Way, Windsor, CT 06095-4774	Executive Vice President
Kimberly A. Anderson, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Michael J. Roland, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Stanley D. Vyner, 230 Park Avenue, 13th Floor, New York, NY 10169	Senior Vice President
Jean Weng, 230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
Debra M. Bell, 8055 East Tuft Avenue, Suite 710, Denver, CO 80237	Vice President and Assistant Treasurer
Sara M. Donaldson, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
Micheline S. Faver, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President, Investment Adviser Chief Compliance Officer
Jody I. Hrazanek, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Halvard Kvaale, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Todd R. Modic, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
Jason W. Rausch, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Kevin J. Reimer, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Kimberly K. Springer, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
May F. Tong, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Paul L. Zemsky, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Huey P. Falgout, Jr., 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Assistant Secretary
Angelia M. Lattery, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2016 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Directed Services LLC	$172,865,607	$0	$0	$0

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at:  909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

Item 31	Management Services
None.

Item 32	Undertakings

•      Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

•      Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

•      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

•      The account meets the definition of a “separate account” under federal securities laws.

•      Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Voya Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Voya Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-133944) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 17th day of April, 2017.

SEPARATE ACCOUNT B
(Registrant)

By: VOYA INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Carolyn M. Johnson*
Carolyn M. Johnson President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Carolyn M. Johnson*	Director and President
Carolyn M. Johnson	(principal executive officer)

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Charles P. Nelson*	Director
Charles P. Nelson		April 17,
2017
Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Michael S. Smith*	Director
Michael S. Smith

David P. Wiland*	Senior Vice President and Chief Financial Officer
David P. Wiland	(principal financial officer)

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Christopher Madin
Christopher Madin
* Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney